Schedule of Investments
Blue Chip Fund
May 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .73 % Shares Held Value (000's)
Money Market Funds - 0 .73%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
34,046,875 $ 34,047
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
35,731,594 35,732
$ 69,779
TOTAL INVESTMENT COMPANIES $ 69,779
COMMON STOCKS - 99 .88 % Shares Held Value (000's)
Aerospace & Defense - 4 .51%
TransDigm Group Inc
(d)
665,792 $ 431,992
Chemicals - 1 .59%
Linde PLC 378,968 113,918
Sherwin-Williams Co/The 134,682 38,186
$ 152,104
Commercial Services - 7 .68%
CoStar Group Inc
(d)
156,375 133,544
Moody's Corp 141,922 47,593
PayPal Holdings Inc
(d)
1,561,209 405,946
S&P Global Inc 389,943 147,972
$ 735,055
Diversified Financial Services - 10 .50%
Charles Schwab Corp/The 1,233,066 91,062
Intercontinental Exchange Inc 588,422 66,421
Mastercard Inc 1,149,597 414,522
Visa Inc 1,902,677 432,478
$ 1,004,483
Healthcare - Products - 4 .98%
Danaher Corp 850,956 217,964
IDEXX Laboratories Inc
(d)
137,207 76,576
Intuitive Surgical Inc
(d)
215,898 181,825
$ 476,365
Insurance - 1 .13%
Aon PLC 177,677 45,018
Progressive Corp/The 635,211 62,937
$ 107,955
Internet - 22 .03%
Alphabet Inc - A Shares
(d)
47,611 112,212
Alphabet Inc - C Shares
(d)
222,159 535,750
Amazon.com Inc
(d)
260,897 840,889
Facebook Inc
(d)
1,019,239 335,055
Netflix Inc
(d)
397,783 200,009
Spotify Technology SA
(d)
153,725 37,135
VeriSign Inc
(d)
213,875 47,036
$ 2,108,086
Lodging - 1 .92%
Hilton Worldwide Holdings Inc
(d)
1,467,795 183,871
Media - 3 .71%
Charter Communications Inc
(d)
413,877 287,450
Liberty Broadband Corp - C Shares
(d)
405,824 67,484
$ 354,934
Pharmaceuticals - 0 .85%
Zoetis Inc 462,695 81,749
Private Equity - 5 .83%
Brookfield Asset Management Inc
(e)
9,256,287 465,962
KKR & Co Inc 1,656,122 92,229
$ 558,191
REITs - 3 .98%
American Tower Corp 1,490,721 380,820
Retail - 3 .22%
CarMax Inc
(d)
611,003 70,381
Costco Wholesale Corp 187,006 70,739
O'Reilly Automotive Inc
(d)
133,986 71,699
Starbucks Corp 835,925 95,195
$ 308,014
Semiconductors - 2 .25%
NVIDIA Corp 331,928 215,680
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 25 .70%
Adobe Inc
(d)
913,273 $ 460,819
Autodesk Inc
(d)
490,036 140,082
Intuit Inc 1,041,034 457,108
Microsoft Corp 3,264,512 815,083
Roper Technologies Inc 329,500 148,278
salesforce.com Inc
(d)
1,822,197 433,865
Snowflake Inc - Class A
(d)
20,463 4,871
$ 2,460,106
TOTAL COMMON STOCKS $ 9,559,405
Total Investments $ 9,629,184
Other Assets and Liabilities -  (0.61)% (58,253)
TOTAL NET ASSETS - 100.00% $ 9,570,931
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $69,777 or 0.73% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $68,538 or 0.72% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 27 .95%
Communications 25 .74%
Financial 21 .44%
Consumer, Non-cyclical 13 .51%
Consumer, Cyclical 5 .14%
Industrial 4 .51%
Basic Materials 1 .59%
Money Market Funds 0 .73%
Other Assets and Liabilities
( 0 .61 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Fund
May 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2020 Purchases Sales May 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 11,250 $ 1,022,006 $ 997,524 $ 35,732
$ 11,250 $ 1,022,006 $ 997,524 $ 35,732
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 9.14% Shares Held Value (000's)
Exchange-Traded Funds - 0.54%
iShares iBoxx $ Investment Grade Corporate
Bond ETF
(a)
35,000 $ 4,610
Money Market Funds - 8.60%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
3,556,942 3,557
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
69,831,766 69,832
$ 73,389
TOTAL INVESTMENT COMPANIES $ 77,999
BONDS - 32.18%
Principal
Amount (000's) Value (000's)
Advertising - 0.04%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 60 $ 59
Omnicom Group Inc
2.45%, 04/30/2030 155 154
2.60%, 08/01/2031 35 35
WPP Finance 2010
3.75%, 09/19/2024 75 82
$ 330
Aerospace & Defense - 0.58%
Boeing Co/The
2.70%, 02/01/2027 110 114
2.75%, 02/01/2026 85 89
2.80%, 03/01/2024 200 211
2.95%, 02/01/2030 140 141
3.25%, 02/01/2028 85 89
3.50%, 03/01/2039 200 197
3.63%, 02/01/2031 85 90
3.95%, 08/01/2059 290 286
4.51%, 05/01/2023 630 673
5.04%, 05/01/2027 315 363
5.71%, 05/01/2040 120 149
5.81%, 05/01/2050 155 199
5.88%, 02/15/2040 100 125
General Dynamics Corp
1.15%, 06/01/2026
(a)
60 60
2.25%, 06/01/2031 60 61
3.25%, 04/01/2025 80 87
3.50%, 05/15/2025 235 258
4.25%, 04/01/2040 155 184
L3Harris Technologies Inc
1.80%, 01/15/2031 35 33
Lockheed Martin Corp
4.07%, 12/15/2042 105 123
4.09%, 09/15/2052 162 193
4.70%, 05/15/2046 75 96
Northrop Grumman Corp
3.20%, 02/01/2027 130 142
Raytheon Technologies Corp
3.20%, 03/15/2024 75 80
4.13%, 11/16/2028 270 308
4.70%, 12/15/2041 350 424
6.13%, 07/15/2038 46 64
Teledyne Technologies Inc
0.95%, 04/01/2024 60 60
2.25%, 04/01/2028 60 61
$ 4,960
Agriculture - 0.33%
Altria Group Inc
2.35%, 05/06/2025 65 68
2.45%, 02/04/2032 60 57
3.40%, 05/06/2030 125 130
3.70%, 02/04/2051 60 55
4.00%, 02/04/2061 60 56
5.38%, 01/31/2044 25 29
5.80%, 02/14/2039 350 423
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
BAT Capital Corp
2.26%, 03/25/2028 $ 150 $ 148
2.73%, 03/25/2031 150 144
2.79%, 09/06/2024 210 221
3.46%, 09/06/2029 210 218
3.98%, 09/25/2050 150 139
BAT International Finance PLC
1.67%, 03/25/2026 150 150
Bunge Ltd Finance Corp
2.75%, 05/14/2031 60 60
Philip Morris International Inc
0.88%, 05/01/2026 85 84
1.75%, 11/01/2030 85 81
2.38%, 08/17/2022 90 92
4.13%, 03/04/2043 300 330
Reynolds American Inc
4.45%, 06/12/2025 220 245
5.70%, 08/15/2035 50 59
5.85%, 08/15/2045 50 58
$ 2,847
Airlines - 0.09%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 132 133
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 301 301
Southwest Airlines Co
3.00%, 11/15/2026 80 86
5.25%, 05/04/2025 130 149
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 67 67
$ 736
Apparel - 0.04%
NIKE Inc
2.40%, 03/27/2025 155 164
3.25%, 03/27/2040 155 164
$ 328
Automobile Manufacturers - 0.47%
American Honda Finance Corp
0.55%, 07/12/2024 55 55
0.65%, 09/08/2023 150 151
1.20%, 07/08/2025 160 162
1.95%, 05/10/2023 155 160
Cummins Inc
4.88%, 10/01/2043 25 32
General Motors Co
4.88%, 10/02/2023 80 87
5.15%, 04/01/2038 160 189
5.20%, 04/01/2045 85 101
5.40%, 04/01/2048 65 79
6.25%, 10/02/2043 75 101
General Motors Financial Co Inc
1.05%, 03/08/2024 60 60
1.25%, 01/08/2026 55 55
1.70%, 08/18/2023 320 327
2.35%, 01/08/2031 55 53
2.40%, 04/10/2028 60 61
3.55%, 07/08/2022 935 967
4.00%, 10/06/2026 75 83
PACCAR Financial Corp
0.35%, 08/11/2023 160 160
0.35%, 02/02/2024 60 60
1.80%, 02/06/2025 100 104
Toyota Motor Corp
1.34%, 03/25/2026 115 117

Schedule of Investments
Bond Market Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Toyota Motor Credit Corp
0.35%, 10/14/2022 $ 95 $ 95
0.45%, 01/11/2024 55 55
0.50%, 08/14/2023 160 161
0.80%, 10/16/2025 55 55
1.15%, 08/13/2027 160 157
1.65%, 01/10/2031 55 53
1.80%, 02/13/2025 155 161
2.00%, 10/07/2024 145 152
$ 4,053
Automobile Parts & Equipment - 0.04%
BorgWarner Inc
4.38%, 03/15/2045 300 330
Banks - 5.74%
Banco Santander SA
1.85%, 03/25/2026 200 203
2.75%, 05/28/2025 200 212
3.49%, 05/28/2030 200 214
Bank of America Corp
0.81%, 10/24/2024
(f)
205 206
Secured Overnight Financing Rate + 0.74%
0.98%, 04/22/2025
(f)
115 116
Secured Overnight Financing Rate + 0.69%
0.98%, 09/25/2025
(f)
150 151
Secured Overnight Financing Rate + 0.91%
1.32%, 06/19/2026
(f)
310 312
Secured Overnight Financing Rate + 1.15%
1.66%, 03/11/2027
(f)
210 213
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(f)
115 116
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(f)
250 239
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(f)
205 196
Secured Overnight Financing Rate + 1.37%
2.02%, 02/13/2026
(f)
365 379
3 Month USD LIBOR + 0.64%
2.46%, 10/22/2025
(f)
300 316
3 Month USD LIBOR + 0.87%
2.50%, 10/21/2022 75 76
2.65%, 03/11/2032
(f)
175 177
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(f)
465 439
Secured Overnight Financing Rate + 1.93%
2.82%, 07/21/2023
(f)
89 91
3 Month USD LIBOR + 0.93%
2.83%, 10/24/2051
(f)
75 70
Secured Overnight Financing Rate + 1.88%
3.25%, 10/21/2027 350 381
3.31%, 04/22/2042
(f)
115 118
Secured Overnight Financing Rate + 1.58%
3.46%, 03/15/2025
(f)
500 538
3 Month USD LIBOR + 0.97%
3.48%, 03/13/2052
(f)
60 62
Secured Overnight Financing Rate + 1.65%
3.86%, 07/23/2024
(f)
200 214
3 Month USD LIBOR + 0.94%
3.95%, 01/23/2049
(f)
110 122
3 Month USD LIBOR + 1.19%
3.97%, 03/05/2029
(f)
75 84
3 Month USD LIBOR + 1.07%
4.00%, 01/22/2025 90 99
4.10%, 07/24/2023 75 81
4.33%, 03/15/2050
(f)
255 300
3 Month USD LIBOR + 1.52%
5.00%, 01/21/2044 75 95
5.88%, 02/07/2042 60 84
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
6.11%, 01/29/2037 $ 250 $ 339
Bank of Montreal
0.95%, 01/22/2027
(f)
55 54
Secured Overnight Financing Rate + 0.60%
1.85%, 05/01/2025 160 166
2.55%, 11/06/2022 75 77
3.30%, 02/05/2024 350 376
Bank of New York Mellon Corp/The
0.35%, 12/07/2023 245 245
0.50%, 04/26/2024 150 150
0.75%, 01/28/2026 60 60
1.65%, 07/14/2028 245 245
Bank of Nova Scotia/The
0.55%, 09/15/2023 150 150
1.05%, 03/02/2026 60 60
1.30%, 06/11/2025 155 157
2.00%, 11/15/2022 150 154
4.50%, 12/16/2025 60 68
Barclays PLC
2.65%, 06/24/2031
(f)
310 309
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(f)
200 205
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.68%, 01/10/2023 200 204
3.81%, 03/10/2042
(f)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.38%, 01/12/2026 380 428
4.97%, 05/16/2029
(f)
200 232
3 Month USD LIBOR + 1.90%
Canadian Imperial Bank of Commerce
0.50%, 12/14/2023 55 55
2.61%, 07/22/2023
(f)
220 225
3 Month USD LIBOR + 0.79%
Citigroup Inc
0.78%, 10/30/2024
(f)
130 131
Secured Overnight Financing Rate + 0.69%
0.98%, 05/01/2025
(f)
385 387
Secured Overnight Financing Rate + 0.67%
1.12%, 01/28/2027
(f)
60 59
Secured Overnight Financing Rate + 0.77%
1.68%, 05/15/2024
(f)
155 159
Secured Overnight Financing Rate + 1.67%
2.56%, 05/01/2032
(f)
200 200
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(f)
310 314
Secured Overnight Financing Rate + 2.11%
2.98%, 11/05/2030
(f)
150 157
Secured Overnight Financing Rate + 1.42%
3.52%, 10/27/2028
(f)
125 137
3 Month USD LIBOR + 1.15%
3.70%, 01/12/2026 110 122
3.88%, 01/24/2039
(f)
220 244
3 Month USD LIBOR + 1.17%
4.13%, 07/25/2028 110 124
4.30%, 11/20/2026 75 85
4.45%, 09/29/2027 75 86
4.65%, 07/30/2045 115 142
6.68%, 09/13/2043 360 543
Cooperatieve Rabobank UA
5.25%, 05/24/2041 185 244
Cooperatieve Rabobank UA/NY
0.38%, 01/12/2024 250 250
Credit Suisse AG/New York NY
0.50%, 02/02/2024 500 499

Schedule of Investments
Bond Market Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(f)
$ 150 $ 154
Secured Overnight Financing Rate + 2.16%
3.04%, 05/28/2032
(f)
150 149
Secured Overnight Financing Rate + 1.72%
3.95%, 02/27/2023 100 105
4.10%, 01/13/2026 250 275
Fifth Third Bank NA
1.80%, 01/30/2023 250 256
Goldman Sachs Group Inc/The
0.63%, 11/17/2023
(f)
115 115
Secured Overnight Financing Rate + 0.54%
0.67%, 03/08/2024
(f)
115 115
Secured Overnight Financing Rate + 0.57%
0.86%, 02/12/2026
(f)
245 244
Secured Overnight Financing Rate + 0.61%
1.09%, 12/09/2026
(f)
395 391
Secured Overnight Financing Rate + 0.79%
1.43%, 03/09/2027
(f)
115 115
Secured Overnight Financing Rate + 0.80%
1.99%, 01/27/2032
(f)
640 611
Secured Overnight Financing Rate + 1.09%
2.62%, 04/22/2032
(f)
115 116
Secured Overnight Financing Rate + 1.28%
3.21%, 04/22/2042
(f)
60 61
Secured Overnight Financing Rate + 1.51%
3.27%, 09/29/2025
(f)
75 81
3 Month USD LIBOR + 1.20%
3.63%, 01/22/2023 335 353
3.75%, 02/25/2026 75 83
3.81%, 04/23/2029
(f)
75 83
3 Month USD LIBOR + 1.16%
3.85%, 01/26/2027 110 122
4.41%, 04/23/2039
(f)
175 207
3 Month USD LIBOR + 1.43%
4.75%, 10/21/2045 150 190
6.25%, 02/01/2041 220 316
6.75%, 10/01/2037 210 300
HSBC Holdings PLC
1.65%, 04/18/2026
(f)
240 244
Secured Overnight Financing Rate + 1.54%
2.01%, 09/22/2028
(f)
300 300
Secured Overnight Financing Rate + 1.73%
2.10%, 06/04/2026
(f)
310 319
Secured Overnight Financing Rate + 1.93%
2.36%, 08/18/2031
(f)
200 196
Secured Overnight Financing Rate + 1.95%
2.63%, 11/07/2025
(f)
225 237
Secured Overnight Financing Rate + 1.40%
2.85%, 06/04/2031
(f)
200 204
Secured Overnight Financing Rate + 2.39%
3.90%, 05/25/2026 500 558
3.97%, 05/22/2030
(f)
300 331
3 Month USD LIBOR + 1.61%
4.58%, 06/19/2029
(f)
240 275
3 Month USD LIBOR + 1.53%
6.50%, 09/15/2037 100 136
HSBC USA Inc
3.50%, 06/23/2024 500 543
Huntington National Bank/The
1.80%, 02/03/2023 325 333
ING Groep NV
3.55%, 04/09/2024 300 324
4.55%, 10/02/2028 300 349
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
0.56%, 02/16/2025
(f)
$ 60 $ 60
Secured Overnight Financing Rate + 0.42%
0.65%, 09/16/2024
(f)
195 196
Secured Overnight Financing Rate + 0.60%
0.82%, 06/01/2025
(f),(g)
370 371
Secured Overnight Financing Rate + 0.54%
1.04%, 02/04/2027
(f)
115 114
Secured Overnight Financing Rate + 0.70%
1.05%, 11/19/2026
(f)
135 134
Secured Overnight Financing Rate + 0.80%
1.51%, 06/01/2024
(f)
220 225
Secured Overnight Financing Rate + 1.46%
1.58%, 04/22/2027
(f)
115 116
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(f)
135 128
Secured Overnight Financing Rate + 1.11%
1.95%, 02/04/2032
(f)
115 110
Secured Overnight Financing Rate + 1.07%
2.00%, 03/13/2026
(f)
155 161
Secured Overnight Financing Rate + 1.59%
2.07%, 06/01/2029
(f),(g)
255 255
Secured Overnight Financing Rate + 1.02%
2.08%, 04/22/2026
(f)
145 151
Secured Overnight Financing Rate + 1.85%
2.18%, 06/01/2028
(f)
220 226
Secured Overnight Financing Rate + 1.89%
2.30%, 10/15/2025
(f)
320 335
Secured Overnight Financing Rate + 1.16%
2.53%, 11/19/2041
(f)
65 59
Secured Overnight Financing Rate + 1.51%
2.58%, 04/22/2032
(f)
115 116
Secured Overnight Financing Rate + 1.25%
2.96%, 05/13/2031
(f)
95 99
Secured Overnight Financing Rate + 2.52%
3.11%, 04/22/2041
(f)
235 235
Secured Overnight Financing Rate + 2.46%
3.11%, 04/22/2051
(f)
235 232
Secured Overnight Financing Rate + 2.44%
3.33%, 04/22/2052
(f)
115 116
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(f)
200 219
3 Month USD LIBOR + 0.95%
3.56%, 04/23/2024
(f)
75 79
3 Month USD LIBOR + 0.73%
3.80%, 07/23/2024
(f)
180 192
3 Month USD LIBOR + 0.89%
3.88%, 02/01/2024 85 93
3.88%, 09/10/2024 75 82
4.01%, 04/23/2029
(f)
350 394
3 Month USD LIBOR + 1.12%
4.20%, 07/23/2029
(f)
230 263
3 Month USD LIBOR + 1.26%
5.60%, 07/15/2041 370 506
KeyBank NA/Cleveland OH
0.42%, 01/03/2024
(f)
250 250
Secured Overnight Financing Rate + 0.34%
KeyCorp
2.25%, 04/06/2027 110 114
Korea Development Bank/The
0.40%, 06/19/2024 200 199
0.80%, 04/27/2026 200 197
Kreditanstalt fuer Wiederaufbau
0.00%, 06/29/2037
(e)
250 176
0.25%, 10/19/2023 305 305
0.25%, 03/08/2024 175 175
0.38%, 07/18/2025 315 311

Schedule of Investments
Bond Market Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Kreditanstalt fuer Wiederaufbau   (continued)
0.63%, 01/22/2026 $ 155 $ 154
2.13%, 01/17/2023 775 799
2.38%, 12/29/2022 440 455
2.50%, 11/20/2024 500 534
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026 175 175
2.38%, 06/10/2025 230 246
Lloyds Banking Group PLC
4.58%, 12/10/2025 575 649
4.65%, 03/24/2026 475 539
Mitsubishi UFJ Financial Group Inc
1.41%, 07/17/2025 200 203
2.19%, 02/25/2025 200 209
2.62%, 07/18/2022 400 411
2.80%, 07/18/2024 200 213
3.20%, 07/18/2029 200 215
3.75%, 07/18/2039 200 221
Mizuho Financial Group Inc
1.24%, 07/10/2024
(f)
200 203
Secured Overnight Financing Rate + 1.25%
2.20%, 07/10/2031
(f)
200 196
Secured Overnight Financing Rate + 1.77%
2.23%, 05/25/2026
(f)
200 207
3 Month USD LIBOR + 0.83%
2.72%, 07/16/2023
(f)
200 206
3 Month USD LIBOR + 0.84%
2.84%, 07/16/2025
(f)
200 212
Secured Overnight Financing Rate + 1.24%
Morgan Stanley
0.53%, 01/25/2024
(f)
100 100
Secured Overnight Financing Rate + 0.46%
0.56%, 11/10/2023
(f)
135 135
Secured Overnight Financing Rate + 0.47%
0.73%, 04/05/2024
(f)
210 211
Secured Overnight Financing Rate + 0.62%
0.79%, 05/30/2025
(f),(g)
115 115
Secured Overnight Financing Rate + 0.53%
0.99%, 12/10/2026
(f)
80 79
Secured Overnight Financing Rate + 0.72%
1.59%, 05/04/2027
(f)
155 156
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(f)
135 127
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(f)
95 91
Secured Overnight Financing Rate + 1.02%
2.72%, 07/22/2025
(f)
255 271
Secured Overnight Financing Rate + 1.15%
2.80%, 01/25/2052
(f)
210 196
Secured Overnight Financing Rate + 1.43%
3.13%, 01/23/2023 220 230
3.22%, 04/22/2042
(f)
60 61
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028
(f)
90 100
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 95 106
3.75%, 02/25/2023 150 159
3.88%, 04/29/2024 75 82
3.95%, 04/23/2027 60 68
4.00%, 07/23/2025 25 28
4.30%, 01/27/2045 320 379
5.00%, 11/24/2025 75 87
6.38%, 07/24/2042 315 466
National Australia Bank Ltd/New York
1.88%, 12/13/2022 250 256
Natwest Group PLC
5.08%, 01/27/2030
(f)
400 468
3 Month USD LIBOR + 1.91%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 $ 305 $ 300
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 120 127
2.31%, 04/23/2032
(f)
245 245
Secured Overnight Financing Rate + 0.98%
2.60%, 07/23/2026 110 117
Royal Bank of Canada
0.43%, 01/19/2024 115 115
0.50%, 10/26/2023 100 100
1.20%, 04/27/2026 115 115
1.95%, 01/17/2023 265 272
Santander Holdings USA Inc
3.40%, 01/18/2023 75 78
Santander UK Group Holdings PLC
1.53%, 08/21/2026
(f)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
3.57%, 01/10/2023 500 509
State Street Corp
2.20%, 03/03/2031 60 59
2.35%, 11/01/2025
(f)
110 116
Secured Overnight Financing Rate + 0.94%
3.10%, 05/15/2023 50 53
3.30%, 12/16/2024 75 82
3.70%, 11/20/2023 75 81
Sumitomo Mitsui Financial Group Inc
1.47%, 07/08/2025 200 203
2.13%, 07/08/2030 200 198
2.14%, 09/23/2030 150 144
2.35%, 01/15/2025 200 210
2.78%, 07/12/2022 390 401
3.01%, 10/19/2026 75 81
3.04%, 07/16/2029 200 212
3.45%, 01/11/2027 165 181
Toronto-Dominion Bank/The
0.25%, 01/06/2023 110 110
0.45%, 09/11/2023 240 241
0.75%, 06/12/2023 125 126
1.15%, 06/12/2025 125 126
Truist Bank
1.25%, 03/09/2023 250 254
Truist Financial Corp
1.20%, 08/05/2025
(a)
60 61
1.27%, 03/02/2027
(f)
195 195
Secured Overnight Financing Rate + 0.61%
1.95%, 06/05/2030 60 59
4.00%, 05/01/2025 75 84
US Bancorp
1.38%, 07/22/2030 110 104
2.40%, 07/30/2024 190 201
Wells Fargo & Co
0.81%, 05/19/2025
(f)
175 175
Secured Overnight Financing Rate + 0.51%
1.65%, 06/02/2024
(f)
220 226
Secured Overnight Financing Rate + 1.60%
2.19%, 04/30/2026
(f)
485 506
Secured Overnight Financing Rate + 2.00%
2.39%, 06/02/2028
(f)
220 229
Secured Overnight Financing Rate + 2.10%
3.07%, 04/30/2041
(f)
485 484
Secured Overnight Financing Rate + 2.53%
3.55%, 09/29/2025 75 83
3.58%, 05/22/2028
(f)
375 414
3 Month USD LIBOR + 1.31%
4.75%, 12/07/2046 250 304
4.90%, 11/17/2045 75 92
5.38%, 11/02/2043 185 238

Schedule of Investments
Bond Market Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Westpac Banking Corp
1.15%, 06/03/2026
(g)
$ 60 $ 60
2.00%, 01/13/2023 155 159
2.15%, 06/03/2031
(g)
60 60
2.35%, 02/19/2025 150 158
2.89%, 02/04/2030
(f)
155 161
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
4.11%, 07/24/2034
(f)
145 158
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
$ 49,017
Beverages - 0.58%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 250 298
4.90%, 02/01/2046 250 300
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 75 88
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 130 142
4.35%, 06/01/2040 130 148
4.50%, 06/01/2050 130 149
4.60%, 04/15/2048 35 41
4.75%, 04/15/2058 75 88
4.95%, 01/15/2042 25 30
5.45%, 01/23/2039 200 253
5.80%, 01/23/2059 210 285
8.20%, 01/15/2039 60 97
Coca-Cola Co/The
1.00%, 03/15/2028 265 256
1.50%, 03/05/2028 60 60
1.75%, 09/06/2024 140 146
2.25%, 01/05/2032 60 60
2.50%, 06/01/2040 140 132
2.50%, 03/15/2051 115 103
2.60%, 06/01/2050 140 128
2.88%, 05/05/2041 60 60
3.00%, 03/05/2051 90 89
Constellation Brands Inc
3.15%, 08/01/2029 90 95
Diageo Capital PLC
2.13%, 10/24/2024 200 210
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 160 162
Keurig Dr Pepper Inc
2.25%, 03/15/2031 60 59
3.35%, 03/15/2051 60 60
4.42%, 05/25/2025 75 84
4.99%, 05/25/2038 250 309
Molson Coors Beverage Co
3.00%, 07/15/2026 105 112
4.20%, 07/15/2046 250 265
PepsiCo Inc
0.40%, 10/07/2023 100 100
0.75%, 05/01/2023 95 96
1.40%, 02/25/2031 130 124
2.75%, 03/01/2023 75 78
2.85%, 02/24/2026 90 98
2.88%, 10/15/2049 145 143
$ 4,948
Biotechnology - 0.29%
Amgen Inc
2.25%, 08/19/2023 60 62
2.45%, 02/21/2030 155 157
3.15%, 02/21/2040 155 157
3.38%, 02/21/2050 155 157
5.15%, 11/15/2041 113 144
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Biogen Inc
4.05%, 09/15/2025 $ 160 $ 178
5.20%, 09/15/2045 30 38
Gilead Sciences Inc
1.65%, 10/01/2030 150 142
2.60%, 10/01/2040 75 70
2.80%, 10/01/2050 150 136
2.95%, 03/01/2027 240 259
3.50%, 02/01/2025 75 82
3.65%, 03/01/2026 75 83
4.15%, 03/01/2047 25 28
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 160 150
Royalty Pharma PLC
0.75%, 09/02/2023
(h)
155 155
1.75%, 09/02/2027
(h)
155 154
2.20%, 09/02/2030
(h)
155 149
3.30%, 09/02/2040
(h)
155 151
$ 2,452
Building Materials - 0.16%
Carrier Global Corp
2.24%, 02/15/2025 155 162
2.49%, 02/15/2027 155 163
3.38%, 04/05/2040 155 158
3.58%, 04/05/2050 155 157
Johnson Controls International plc
5.13%, 09/14/2045 47 60
Martin Marietta Materials Inc
2.50%, 03/15/2030 155 156
Masco Corp
1.50%, 02/15/2028 60 58
Owens Corning
4.30%, 07/15/2047 150 167
Vulcan Materials Co
3.50%, 06/01/2030 295 323
$ 1,404
Chemicals - 0.41%
Dow Chemical Co/The
2.10%, 11/15/2030 160 156
3.50%, 10/01/2024 250 271
3.60%, 11/15/2050 160 163
DuPont de Nemours Inc
4.21%, 11/15/2023 50 54
5.32%, 11/15/2038 145 185
5.42%, 11/15/2048 185 246
Eastman Chemical Co
4.65%, 10/15/2044 75 89
Ecolab Inc
1.30%, 01/30/2031 150 139
2.13%, 08/15/2050 150 125
EI du Pont de Nemours and Co
1.70%, 07/15/2025 60 62
Linde Inc/CT
1.10%, 08/10/2030 160 148
2.20%, 08/15/2022 350 357
LYB International Finance II BV
3.50%, 03/02/2027 300 328
LYB International Finance III LLC
1.25%, 10/01/2025 65 65
2.25%, 10/01/2030 130 128
3.63%, 04/01/2051 130 130
4.20%, 10/15/2049 160 175
Mosaic Co/The
4.25%, 11/15/2023 300 323
5.63%, 11/15/2043 25 32
Nutrien Ltd
1.90%, 05/13/2023 95 98
3.00%, 04/01/2025 150 160

Schedule of Investments
Bond Market Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
PPG Industries Inc
1.20%, 03/15/2026 $ 60 $ 60
$ 3,494
Commercial Mortgage Backed Securities - 0.86%
Citigroup Commercial Mortgage Trust
2013-GC15
4.37%, 09/10/2046
(i)
500 538
COMM 2012-CCRE4 Mortgage Trust
3.25%, 10/15/2045 500 510
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050 885 977
Fannie Mae-Aces
2.51%, 11/25/2022
(i)
716 732
2.98%, 12/25/2027
(i)
1,000 1,104
Freddie Mac Multifamily Structured Pass
Through Certificates
2.87%, 12/25/2021 308 310
3.17%, 10/25/2024 1,000 1,083
3.21%, 03/25/2025 1,248 1,361
GS Mortgage Securities Trust 2011-GC5
3.71%, 08/10/2044 44 44
JPMBB Commercial Mortgage Securities Trust
2014-C19
3.67%, 04/15/2047 212 213
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
3.15%, 03/15/2048 446 465
$ 7,337
Commercial Services - 0.24%
American University/The
3.67%, 04/01/2049 35 39
Automatic Data Processing Inc
1.70%, 05/15/2028 60 60
California Institute of Technology
4.32%, 08/01/2045 50 62
Global Payments Inc
1.20%, 03/01/2026 45 45
2.65%, 02/15/2025 140 148
3.20%, 08/15/2029 140 148
4.15%, 08/15/2049 70 77
Massachusetts Institute of Technology
3.96%, 07/01/2038 185 216
4.68%, 07/01/2114 100 137
Moody's Corp
2.55%, 08/18/2060 160 132
5.25%, 07/15/2044 90 118
PayPal Holdings Inc
1.35%, 06/01/2023 155 158
2.20%, 09/26/2022 145 149
2.40%, 10/01/2024 145 153
2.85%, 10/01/2029 145 154
S&P Global Inc
1.25%, 08/15/2030 160 148
2.50%, 12/01/2029 55 57
3.25%, 12/01/2049 55 56
University of Southern California
5.25%, 10/01/2111 20 29
$ 2,086
Computers - 0.73%
Apple Inc
0.70%, 02/08/2026 275 272
1.20%, 02/08/2028 285 279
1.65%, 02/08/2031 140 135
2.38%, 02/08/2041 140 130
2.40%, 01/13/2023 75 78
2.40%, 05/03/2023 75 78
2.40%, 08/20/2050 210 185
2.55%, 08/20/2060 105 92
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Apple Inc   (continued)
2.65%, 02/08/2051 $ 140 $ 131
2.80%, 02/08/2061 140 128
2.95%, 09/11/2049 140 138
3.20%, 05/11/2027 110 122
3.75%, 11/13/2047 195 221
4.38%, 05/13/2045 80 98
4.65%, 02/23/2046 170 216
Dell International LLC / EMC Corp
4.00%, 07/15/2024
(h)
300 326
5.30%, 10/01/2029
(h)
300 355
5.45%, 06/15/2023
(h)
105 114
6.02%, 06/15/2026
(h)
300 358
8.35%, 07/15/2046
(h)
105 165
DXC Technology Co
4.75%, 04/15/2027 100 114
Hewlett Packard Enterprise Co
1.45%, 04/01/2024 455 464
2.25%, 04/01/2023 140 144
4.45%, 10/02/2023 160 174
4.90%, 10/15/2025 200 228
6.20%, 10/15/2035 75 100
HP Inc
3.00%, 06/17/2027 140 150
6.00%, 09/15/2041 355 462
International Business Machines Corp
3.50%, 05/15/2029 160 177
4.15%, 05/15/2039 195 224
4.70%, 02/19/2046 145 181
NetApp Inc
2.38%, 06/22/2027 155 162
$ 6,201
Consumer Products - 0.03%
Church & Dwight Co Inc
3.95%, 08/01/2047 200 223
Cosmetics & Personal Care - 0.13%
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 160 157
Procter & Gamble Co/The
0.55%, 10/29/2025 180 178
1.20%, 10/29/2030 280 263
3.55%, 03/25/2040 155 176
Unilever Capital Corp
1.38%, 09/14/2030 150 143
2.60%, 05/05/2024 200 212
$ 1,129
Diversified Financial Services - 0.75%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.75%, 01/30/2026 150 148
2.88%, 08/14/2024 225 235
Air Lease Corp
2.25%, 01/15/2023 195 200
2.30%, 02/01/2025 585 603
Ally Financial Inc
1.45%, 10/02/2023 55 56
8.00%, 11/01/2031 170 240
American Express Co
2.50%, 07/30/2024 220 234
2.65%, 12/02/2022 75 78
BlackRock Inc
3.38%, 06/01/2022 30 31
Brookfield Finance Inc
2.72%, 04/15/2031 60 60
3.50%, 03/30/2051 150 148
Capital One Financial Corp
3.20%, 02/05/2025 60 65
3.30%, 10/30/2024 75 81

Schedule of Investments
Bond Market Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Charles Schwab Corp/The
0.90%, 03/11/2026 $ 140 $ 140
1.15%, 05/13/2026 60 60
1.65%, 03/11/2031 140 133
2.00%, 03/20/2028 115 117
CME Group Inc
3.00%, 09/15/2022 50 52
Discover Financial Services
4.10%, 02/09/2027 75 84
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 315 366
Intercontinental Exchange Inc
0.70%, 06/15/2023 160 161
1.85%, 09/15/2032 120 112
2.65%, 09/15/2040 160 149
3.00%, 09/15/2060 160 147
3.75%, 12/01/2025 75 84
Legg Mason Inc
5.63%, 01/15/2044 25 34
Mastercard Inc
2.95%, 03/15/2051 60 60
3.35%, 03/26/2030 75 83
3.38%, 04/01/2024 150 163
Nasdaq Inc
2.50%, 12/21/2040 55 49
Nomura Holdings Inc
1.85%, 07/16/2025 315 320
2.68%, 07/16/2030 315 313
Synchrony Financial
4.25%, 08/15/2024 290 318
4.50%, 07/23/2025 575 644
Visa Inc
1.10%, 02/15/2031 160 149
1.90%, 04/15/2027 80 83
2.00%, 08/15/2050 160 132
2.70%, 04/15/2040 155 154
2.80%, 12/14/2022 75 78
$ 6,364
Electric - 2.01%
AEP Texas Inc
2.10%, 07/01/2030 160 155
3.45%, 01/15/2050 50 50
3.45%, 05/15/2051 60 60
AES Corp/The
2.45%, 01/15/2031
(h)
60 58
Alabama Power Co
1.45%, 09/15/2030 155 145
Ameren Corp
1.75%, 03/15/2028 60 59
Ameren Illinois Co
1.55%, 11/15/2030 65 62
3.25%, 03/15/2050 75 77
American Electric Power Co Inc
1.00%, 11/01/2025 15 15
2.30%, 03/01/2030 155 153
Arizona Public Service Co
2.60%, 08/15/2029 90 93
2.65%, 09/15/2050 150 137
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 65 62
2.85%, 05/15/2051 85 78
3.80%, 07/15/2048 125 136
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 60 63
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
CenterPoint Energy Inc
1.45%, 06/01/2026 $ 60 $ 60
2.95%, 03/01/2030 100 104
3.70%, 09/01/2049 60 61
CMS Energy Corp
3.75%, 12/01/2050
(f)
60 60
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 155 153
3.13%, 03/15/2051 60 60
4.70%, 01/15/2044 150 187
Connecticut Light and Power Co/The
0.75%, 12/01/2025 60 59
3.20%, 03/15/2027 140 154
Consolidated Edison Co of New York Inc
3.00%, 12/01/2060 65 58
3.70%, 11/15/2059 80 82
3.88%, 06/15/2047 300 324
Consumers Energy Co
2.50%, 05/01/2060 155 133
Dominion Energy Inc
1.45%, 04/15/2026 60 60
3.30%, 04/15/2041 60 60
3.38%, 04/01/2030 155 167
DTE Electric Co
1.90%, 04/01/2028 40 40
3.70%, 03/15/2045 200 219
DTE Energy Co
0.55%, 11/01/2022 150 150
1.05%, 06/01/2025 80 80
2.25%, 11/01/2022 145 149
Duke Energy Carolinas LLC
4.00%, 09/30/2042 145 164
5.30%, 02/15/2040 125 165
Duke Energy Corp
0.90%, 09/15/2025 150 149
2.65%, 09/01/2026 90 95
3.15%, 08/15/2027 90 98
Duke Energy Florida LLC
1.75%, 06/15/2030 155 150
2.50%, 12/01/2029 125 130
3.40%, 10/01/2046 200 210
Duke Energy Indiana LLC
2.75%, 04/01/2050 155 145
Duke Energy Ohio Inc
2.13%, 06/01/2030 155 154
Duke Energy Progress LLC
2.50%, 08/15/2050 160 140
Emera US Finance LP
4.75%, 06/15/2046 75 86
Entergy Arkansas LLC
2.65%, 06/15/2051 45 41
Entergy Corp
1.90%, 06/15/2028 35 35
2.40%, 06/15/2031 60 59
Entergy Louisiana LLC
2.90%, 03/15/2051 35 33
3.10%, 06/15/2041 60 61
3.12%, 09/01/2027 200 219
Entergy Texas Inc
1.75%, 03/15/2031 150 141
4.00%, 03/30/2029 170 190
Evergy Inc
2.45%, 09/15/2024 140 147
Evergy Metro Inc
2.25%, 06/01/2030 155 155

Schedule of Investments
Bond Market Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Eversource Energy
0.80%, 08/15/2025 $ 160 $ 159
1.65%, 08/15/2030 160 150
Exelon Corp
3.50%, 06/01/2022 90 93
4.95%, 06/15/2035 320 387
Florida Power & Light Co
3.70%, 12/01/2047 70 79
4.05%, 10/01/2044 145 171
5.65%, 02/01/2037 250 335
Georgia Power Co
2.20%, 09/15/2024 140 146
3.25%, 03/30/2027 750 813
Interstate Power and Light Co
2.30%, 06/01/2030 40 40
Kentucky Utilities Co
3.30%, 06/01/2050 155 157
MidAmerican Energy Co
3.15%, 04/15/2050 145 149
Mississippi Power Co
4.25%, 03/15/2042 30 34
National Rural Utilities Cooperative Finance Corp
0.35%, 02/08/2024 245 245
1.00%, 06/15/2026 60 59
2.85%, 01/27/2025 100 107
NextEra Energy Capital Holdings Inc
0.65%, 03/01/2023 60 60
2.25%, 06/01/2030 250 249
2.75%, 11/01/2029 105 109
Northern States Power Co/MN
2.25%, 04/01/2031 60 61
2.60%, 06/01/2051 155 143
2.90%, 03/01/2050 70 68
5.35%, 11/01/2039 30 40
Ohio Power Co
1.63%, 01/15/2031 265 250
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025
(h)
150 147
3.10%, 09/15/2049 195 196
Pacific Gas and Electric Co
1.37%, 03/10/2023 60 60
2.10%, 08/01/2027 605 583
2.50%, 02/01/2031 130 120
3.30%, 08/01/2040 155 136
3.50%, 08/01/2050 200 173
4.20%, 06/01/2041 60 58
PECO Energy Co
2.38%, 09/15/2022 105 107
2.80%, 06/15/2050 110 105
PPL Electric Utilities Corp
3.00%, 10/01/2049 70 69
Public Service Co of Colorado
1.88%, 06/15/2031 45 44
2.70%, 01/15/2051 95 88
Public Service Electric and Gas Co
2.05%, 08/01/2050 160 131
3.15%, 01/01/2050 155 159
3.65%, 09/01/2028 200 224
Public Service Enterprise Group Inc
0.80%, 08/15/2025 320 318
San Diego Gas & Electric Co
1.70%, 10/01/2030 150 143
3.32%, 04/15/2050 155 158
4.50%, 08/15/2040 175 209
Sempra Energy
4.00%, 02/01/2048 70 76
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern California Edison Co
0.70%, 04/03/2023
(a)
$ 115 $ 115
2.25%, 06/01/2030 155 152
2.85%, 08/01/2029 100 103
4.00%, 04/01/2047 70 71
5.50%, 03/15/2040 350 435
5.95%, 02/01/2038 30 39
Southern Co/The
1.75%, 03/15/2028 60 59
2.95%, 07/01/2023 105 110
3.75%, 09/15/2051
(f)
40 41
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(f)
150 159
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
Southern Power Co
0.90%, 01/15/2026 10 10
4.95%, 12/15/2046 35 40
Southwestern Public Service Co
4.50%, 08/15/2041 300 360
Tampa Electric Co
3.45%, 03/15/2051 100 105
Tucson Electric Power Co
1.50%, 08/01/2030 105 99
3.25%, 05/01/2051 60 59
Union Electric Co
2.63%, 03/15/2051 130 119
Virginia Electric and Power Co
2.45%, 12/15/2050 145 127
8.88%, 11/15/2038 225 391
WEC Energy Group Inc
0.55%, 09/15/2023 150 150
1.38%, 10/15/2027 130 127
3.55%, 06/15/2025 59 65
Xcel Energy Inc
0.50%, 10/15/2023 75 75
2.60%, 12/01/2029 140 144
$ 17,153
Electrical Components & Equipment - 0.03%
Emerson Electric Co
0.88%, 10/15/2026 225 221
Electronics - 0.09%
Agilent Technologies Inc
2.10%, 06/04/2030 155 151
2.30%, 03/12/2031 60 59
Arrow Electronics Inc
4.50%, 03/01/2023 30 32
Honeywell International Inc
1.35%, 06/01/2025 80 82
2.15%, 08/08/2022 70 72
2.80%, 06/01/2050 155 152
3.81%, 11/21/2047 100 114
Jabil Inc
1.70%, 04/15/2026 60 60
Tyco Electronics Group SA
7.13%, 10/01/2037 37 55
$ 777
Environmental Control - 0.08%
Republic Services Inc
1.75%, 02/15/2032 35 33
2.30%, 03/01/2030 85 85
3.38%, 11/15/2027 175 193
Waste Management Inc
0.75%, 11/15/2025 210 208
2.00%, 06/01/2029 60 60
2.50%, 11/15/2050 75 66
$ 645

Schedule of Investments
Bond Market Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Federal & Federally Sponsored Credit - 0.01%
Federal Farm Credit Banks Funding Corp
0.25%, 02/26/2024 $ 115 $ 115
Finance - Mortgage Loan/Banker - 1.34%
Fannie Mae
0.50%, 06/17/2025 1,060 1,056
0.50%, 11/07/2025 135 134
0.75%, 10/08/2027 400 389
0.88%, 08/05/2030 310 290
1.38%, 09/06/2022 300 305
2.50%, 02/05/2024 1,000 1,060
5.63%, 07/15/2037 65 97
6.63%, 11/15/2030 230 330
7.13%, 01/15/2030 250 362
7.25%, 05/15/2030 249 367
Federal Home Loan Banks
0.13%, 10/21/2022 955 955
0.13%, 03/17/2023 280 280
0.38%, 09/04/2025 150 148
2.50%, 02/13/2024 500 531
3.25%, 11/16/2028 150 170
5.50%, 07/15/2036 370 534
Freddie Mac
0.13%, 10/16/2023 205 205
0.25%, 06/26/2023 1,315 1,317
0.25%, 08/24/2023 310 310
0.25%, 09/08/2023 460 460
0.25%, 11/06/2023 150 150
0.25%, 12/04/2023 110 110
0.38%, 09/23/2025 1,455 1,438
6.25%, 07/15/2032 280 407
6.75%, 03/15/2031 43 63
$ 11,468
Food - 0.32%
Campbell Soup Co
4.15%, 03/15/2028 185 209
Conagra Brands Inc
1.38%, 11/01/2027 100 97
4.85%, 11/01/2028 140 165
5.30%, 11/01/2038 85 105
5.40%, 11/01/2048 85 110
General Mills Inc
4.00%, 04/17/2025 75 83
Hershey Co/The
1.70%, 06/01/2030 155 151
2.65%, 06/01/2050 185 175
Kellogg Co
2.10%, 06/01/2030 155 153
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 9 12
Kroger Co/The
1.70%, 01/15/2031 60 57
4.45%, 02/01/2047 25 28
5.15%, 08/01/2043 300 374
5.40%, 07/15/2040 30 38
McCormick & Co Inc/MD
0.90%, 02/15/2026 60 59
1.85%, 02/15/2031 60 57
Mondelez International Inc
0.63%, 07/01/2022 160 161
1.50%, 02/04/2031 165 153
2.63%, 09/04/2050 165 146
Sysco Corp
4.85%, 10/01/2045 250 301
Tyson Foods Inc
3.55%, 06/02/2027 75 83
$ 2,717
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper - 0.10%
Fibria Overseas Finance Ltd
5.50%, 01/17/2027 $ 300 $ 344
Georgia-Pacific LLC
7.75%, 11/15/2029 20 28
8.00%, 01/15/2024 400 477
$ 849
Gas - 0.20%
Atmos Energy Corp
1.50%, 01/15/2031 150 140
3.38%, 09/15/2049 145 148
4.13%, 10/15/2044 140 159
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 150 140
Eastern Energy Gas Holdings LLC
4.60%, 12/15/2044 200 231
NiSource Inc
0.95%, 08/15/2025 320 318
3.60%, 05/01/2030 160 175
ONE Gas Inc
0.85%, 03/11/2023 60 60
Southern California Gas Co
2.55%, 02/01/2030 155 159
Southern Co Gas Capital Corp
1.75%, 01/15/2031 160 149
Washington Gas Light Co
3.65%, 09/15/2049 25 27
$ 1,706
Hand & Machine Tools - 0.01%
Stanley Black & Decker Inc
2.75%, 11/15/2050 85 79
Healthcare - Products - 0.24%
Abbott Laboratories
1.15%, 01/30/2028 250 243
4.75%, 04/15/2043 300 386
Baxter International Inc
1.73%, 04/01/2031 85 81
Boston Scientific Corp
1.90%, 06/01/2025 155 160
Danaher Corp
2.60%, 10/01/2050 150 137
DH Europe Finance II Sarl
2.05%, 11/15/2022 150 154
2.60%, 11/15/2029 150 155
3.25%, 11/15/2039 150 156
Koninklijke Philips NV
5.00%, 03/15/2042 30 39
Medtronic Inc
4.63%, 03/15/2045 86 109
Stryker Corp
3.38%, 11/01/2025 75 82
4.38%, 05/15/2044 25 30
Thermo Fisher Scientific Inc
2.60%, 10/01/2029 145 150
4.13%, 03/25/2025 155 173
$ 2,055
Healthcare - Services - 0.69%
Advocate Health & Hospitals Corp
3.83%, 08/15/2028 300 336
Aetna Inc
2.75%, 11/15/2022 250 257
2.80%, 06/15/2023 50 52
3.88%, 08/15/2047 60 64
6.75%, 12/15/2037 205 295
Anthem Inc
0.45%, 03/15/2023 60 60
1.50%, 03/15/2026 60 61
2.88%, 09/15/2029 220 231
3.13%, 05/15/2050 75 73

Schedule of Investments
Bond Market Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Anthem Inc   (continued)
3.60%, 03/15/2051 $ 60 $ 63
4.10%, 03/01/2028 255 289
4.65%, 01/15/2043 30 36
Baylor Scott & White Holdings
4.19%, 11/15/2045 125 147
HCA Inc
4.75%, 05/01/2023 500 539
5.25%, 06/15/2026 970 1,128
Humana Inc
3.13%, 08/15/2029 70 74
4.50%, 04/01/2025 155 174
Providence St Joseph Health Obligated Group
3.74%, 10/01/2047 250 274
Quest Diagnostics Inc
2.95%, 06/30/2030 155 161
UnitedHealth Group Inc
0.55%, 05/15/2024 60 60
1.25%, 01/15/2026 155 157
2.30%, 05/15/2031 60 60
2.38%, 08/15/2024 250 265
2.75%, 05/15/2040 155 152
2.88%, 03/15/2023 250 262
2.88%, 08/15/2029 150 160
2.90%, 05/15/2050 155 150
3.05%, 05/15/2041 60 61
3.25%, 05/15/2051 35 36
4.25%, 06/15/2048 110 131
4.45%, 12/15/2048 95 117
$ 5,925
Home Builders - 0.02%
DR Horton Inc
1.40%, 10/15/2027 150 147
Home Furnishings - 0.03%
Leggett & Platt Inc
4.40%, 03/15/2029 250 282
Insurance - 0.74%
Aflac Inc
1.13%, 03/15/2026 60 60
Allstate Corp/The
0.75%, 12/15/2025 170 169
1.45%, 12/15/2030 170 160
American International Group Inc
3.75%, 07/10/2025 75 83
4.50%, 07/16/2044 75 87
5.75%, 04/01/2048
(f)
400 453
3 Month USD LIBOR + 2.87%
Aon Corp
2.20%, 11/15/2022 60 62
2.80%, 05/15/2030 155 160
Arch Capital Finance LLC
5.03%, 12/15/2046 45 56
Athene Holding Ltd
4.13%, 01/12/2028 575 637
AXA SA
8.60%, 12/15/2030 30 45
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 130 125
2.50%, 01/15/2051 90 80
2.85%, 10/15/2050 100 95
4.20%, 08/15/2048 180 214
5.75%, 01/15/2040 25 35
Berkshire Hathaway Inc
2.75%, 03/15/2023 60 62
Brown & Brown Inc
4.50%, 03/15/2029 300 341
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Chubb INA Holdings Inc
1.38%, 09/15/2030 $ 300 $ 281
2.70%, 03/13/2023 300 313
CNA Financial Corp
2.05%, 08/15/2030 160 155
Equitable Holdings Inc
4.35%, 04/20/2028 140 159
5.00%, 04/20/2048 90 110
First American Financial Corp
4.60%, 11/15/2024 300 334
Markel Corp
3.45%, 05/07/2052 75 75
Marsh & McLennan Cos Inc
4.90%, 03/15/2049 110 144
MetLife Inc
4.13%, 08/13/2042 250 289
4.60%, 05/13/2046 195 242
4.88%, 11/13/2043 50 64
Progressive Corp/The
4.35%, 04/25/2044 30 36
Prudential Financial Inc
3.70%, 10/01/2050
(f)
160 166
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 185 199
5.20%, 03/15/2044
(f)
400 430
3 Month USD LIBOR + 3.04%
5.70%, 09/15/2048
(f)
100 116
3 Month USD LIBOR + 2.67%
W R Berkley Corp
4.00%, 05/12/2050 75 82
Willis North America Inc
2.95%, 09/15/2029 50 52
3.88%, 09/15/2049 140 153
$ 6,324
Internet - 0.38%
Alibaba Group Holding Ltd
3.15%, 02/09/2051 200 191
3.40%, 12/06/2027 260 284
Alphabet Inc
1.10%, 08/15/2030 160 149
1.90%, 08/15/2040 160 141
2.25%, 08/15/2060 160 134
Amazon.com Inc
0.45%, 05/12/2024 210 210
1.65%, 05/12/2028 265 266
2.10%, 05/12/2031 210 211
2.50%, 11/29/2022 75 77
2.50%, 06/03/2050 285 256
2.80%, 08/22/2024 75 80
2.88%, 05/12/2041 210 209
3.10%, 05/12/2051 210 210
3.25%, 05/12/2061 115 115
3.80%, 12/05/2024 75 83
4.25%, 08/22/2057 75 90
Baidu Inc
3.08%, 04/07/2025 200 211
eBay Inc
1.90%, 03/11/2025 155 161
2.60%, 05/10/2031 60 60
3.45%, 08/01/2024 60 65
4.00%, 07/15/2042 20 21
Expedia Group Inc
2.95%, 03/15/2031
(h)
45 45
$ 3,269

Schedule of Investments
Bond Market Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel - 0.10%
Nucor Corp
2.00%, 06/01/2025 $ 155 $ 161
4.00%, 08/01/2023 250 267
Steel Dynamics Inc
1.65%, 10/15/2027 65 64
2.40%, 06/15/2025 40 42
2.80%, 12/15/2024 75 80
Vale Overseas Ltd
6.25%, 08/10/2026 200 242
$ 856
Leisure Products & Services - 0.04%
Harley-Davidson Inc
3.50%, 07/28/2025 300 322
Lodging - 0.05%
Las Vegas Sands Corp
3.20%, 08/08/2024 140 147
3.50%, 08/18/2026 70 74
3.90%, 08/08/2029 140 147
Marriott International Inc/MD
2.85%, 04/15/2031 60 60
$ 428
Machinery - Construction & Mining - 0.14%
Caterpillar Financial Services Corp
0.25%, 03/01/2023 60 60
0.45%, 09/14/2023 120 120
0.45%, 05/17/2024 60 60
0.65%, 07/07/2023 160 161
0.80%, 11/13/2025 65 65
1.10%, 09/14/2027 120 118
1.90%, 09/06/2022 360 368
Caterpillar Inc
3.25%, 09/19/2049 145 153
3.80%, 08/15/2042 50 58
$ 1,163
Machinery - Diversified - 0.23%
CNH Industrial Capital LLC
1.88%, 01/15/2026 150 153
Dover Corp
5.38%, 03/01/2041 30 38
John Deere Capital Corp
0.25%, 01/17/2023 60 60
0.40%, 10/10/2023 130 130
0.70%, 07/05/2023 155 157
0.70%, 01/15/2026 225 223
1.20%, 04/06/2023 115 117
1.50%, 03/06/2028 60 59
2.05%, 01/09/2025 155 162
Otis Worldwide Corp
2.06%, 04/05/2025 155 161
2.57%, 02/15/2030 155 158
3.36%, 02/15/2050 155 157
Westinghouse Air Brake Technologies Corp
4.95%, 09/15/2028 300 346
$ 1,921
Media - 0.85%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.30%, 02/01/2032 250 235
2.80%, 04/01/2031 110 110
3.50%, 06/01/2041 115 110
3.70%, 04/01/2051 110 103
3.85%, 04/01/2061 250 229
3.90%, 06/01/2052 60 57
4.40%, 12/01/2061
(g)
30 30
4.91%, 07/23/2025 70 80
5.38%, 04/01/2038 50 59
5.75%, 04/01/2048 280 342
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Comcast Cable Communications Holdings Inc
9.46%, 11/15/2022 $ 20 $ 23
Comcast Corp
1.50%, 02/15/2031 160 149
2.35%, 01/15/2027 155 163
2.45%, 08/15/2052 160 138
2.65%, 02/01/2030 115 119
2.65%, 08/15/2062 160 139
3.10%, 04/01/2025 155 168
3.15%, 03/01/2026 75 82
3.25%, 11/01/2039 230 237
3.55%, 05/01/2028 225 250
3.97%, 11/01/2047 105 118
4.05%, 11/01/2052 90 103
4.50%, 01/15/2043 25 30
4.60%, 08/15/2045 270 328
4.65%, 07/15/2042 75 91
Discovery Communications LLC
2.95%, 03/20/2023 40 42
3.63%, 05/15/2030 60 64
3.95%, 06/15/2025 350 385
3.95%, 03/20/2028 500 549
4.00%, 09/15/2055
(h)
91 90
Fox Corp
5.48%, 01/25/2039 110 137
5.58%, 01/25/2049 140 179
Thomson Reuters Corp
5.85%, 04/15/2040 30 40
Time Warner Cable LLC
5.88%, 11/15/2040 260 326
6.55%, 05/01/2037 50 66
7.30%, 07/01/2038 60 85
Time Warner Entertainment Co LP
8.38%, 07/15/2033 20 30
TWDC Enterprises 18 Corp
7.00%, 03/01/2032 30 43
ViacomCBS Inc
4.38%, 03/15/2043 400 435
4.85%, 07/01/2042 300 348
7.88%, 07/30/2030 30 42
Walt Disney Co/The
2.20%, 01/13/2028 155 159
3.38%, 11/15/2026 170 187
3.50%, 05/13/2040 155 165
3.60%, 01/13/2051 155 166
6.40%, 12/15/2035 179 255
$ 7,286
Metal Fabrication & Hardware - 0.02%
Precision Castparts Corp
3.90%, 01/15/2043 193 211
Mining - 0.08%
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 170 201
Newmont Corp
3.70%, 03/15/2023 66 69
6.25%, 10/01/2039 100 140
Rio Tinto Alcan Inc
6.13%, 12/15/2033 30 42
Southern Copper Corp
5.88%, 04/23/2045 110 144
Teck Resources Ltd
3.90%, 07/15/2030 115 123
$ 719
Miscellaneous Manufacturers - 0.24%
3M Co
2.38%, 08/26/2029 250 259
3.25%, 08/26/2049 100 106

Schedule of Investments
Bond Market Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Eaton Corp
4.15%, 11/02/2042 $ 95 $ 110
General Electric Co
3.45%, 05/01/2027 80 88
3.63%, 05/01/2030 140 154
4.13%, 10/09/2042 3 3
4.25%, 05/01/2040 80 90
5.88%, 01/14/2038 420 556
Illinois Tool Works Inc
2.65%, 11/15/2026 90 97
Parker-Hannifin Corp
3.50%, 09/15/2022 30 31
Textron Inc
4.00%, 03/15/2026 500 555
$ 2,049
Oil & Gas - 1.25%
BP Capital Markets America Inc
1.75%, 08/10/2030 205 197
2.94%, 04/06/2023 130 136
2.94%, 06/04/2051 60 55
3.00%, 02/24/2050 155 144
3.12%, 05/04/2026 110 120
3.19%, 04/06/2025 215 233
3.54%, 04/06/2027 215 238
3.59%, 04/14/2027 200 223
BP Capital Markets PLC
2.50%, 11/06/2022 75 77
3.28%, 09/19/2027 115 126
3.51%, 03/17/2025 75 83
Canadian Natural Resources Ltd
3.80%, 04/15/2024 470 507
Cenovus Energy Inc
4.00%, 04/15/2024 500 537
Chevron Corp
2.00%, 05/11/2027 155 161
2.98%, 05/11/2040 40 40
Chevron USA Inc
0.43%, 08/11/2023 240 241
1.02%, 08/12/2027 160 157
2.34%, 08/12/2050 160 138
3.25%, 10/15/2029 290 318
Devon Energy Corp
5.00%, 06/15/2045 75 85
Diamondback Energy Inc
2.88%, 12/01/2024 150 159
3.25%, 12/01/2026 150 161
Ecopetrol SA
5.88%, 05/28/2045 160 166
Equinor ASA
3.00%, 04/06/2027 155 168
3.25%, 11/18/2049 145 147
3.63%, 04/06/2040 155 172
Exxon Mobil Corp
1.57%, 04/15/2023 235 241
1.90%, 08/16/2022 45 46
2.02%, 08/16/2024 200 209
3.00%, 08/16/2039 150 150
4.23%, 03/19/2040 315 364
Hess Corp
4.30%, 04/01/2027 300 334
7.13%, 03/15/2033 21 29
7.30%, 08/15/2031 109 145
Marathon Oil Corp
3.85%, 06/01/2025 500 544
4.40%, 07/15/2027 300 337
Marathon Petroleum Corp
3.63%, 09/15/2024 145 157
5.00%, 09/15/2054 200 227
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Phillips 66
1.30%, 02/15/2026 $ 30 $ 30
2.15%, 12/15/2030 110 106
3.85%, 04/09/2025 95 105
5.88%, 05/01/2042 30 40
Pioneer Natural Resources Co
1.13%, 01/15/2026 55 54
1.90%, 08/15/2030 160 151
2.15%, 01/15/2031 55 53
Shell International Finance BV
0.38%, 09/15/2023 150 150
2.00%, 11/07/2024 150 157
2.38%, 04/06/2025 105 111
2.38%, 11/07/2029 150 154
2.88%, 05/10/2026 155 168
3.13%, 11/07/2049 150 149
4.38%, 05/11/2045 325 387
Suncor Energy Inc
2.80%, 05/15/2023 155 162
3.75%, 03/04/2051 60 62
4.00%, 11/15/2047 100 107
6.85%, 06/01/2039 73 104
Total Capital International SA
2.99%, 06/29/2041 115 113
3.13%, 05/29/2050 155 150
3.39%, 06/29/2060 115 115
Valero Energy Corp
1.20%, 03/15/2024 150 152
2.85%, 04/15/2025 150 159
6.63%, 06/15/2037 60 80
7.50%, 04/15/2032 60 82
$ 10,673
Oil & Gas Services - 0.13%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 75 78
3.14%, 11/07/2029 150 159
3.34%, 12/15/2027 135 148
Halliburton Co
3.80%, 11/15/2025 14 15
5.00%, 11/15/2045 230 269
7.45%, 09/15/2039 26 37
NOV Inc
3.60%, 12/01/2029 150 156
Schlumberger Investment SA
2.65%, 06/26/2030 160 165
3.65%, 12/01/2023 75 80
$ 1,107
Packaging & Containers - 0.01%
WRKCo Inc
3.00%, 06/15/2033 80 83
Pharmaceuticals - 1.60%
AbbVie Inc
2.85%, 05/14/2023 40 42
2.95%, 11/21/2026 300 322
3.60%, 05/14/2025 170 186
3.85%, 06/15/2024 90 98
4.05%, 11/21/2039 375 420
4.25%, 11/14/2028 140 161
4.40%, 11/06/2042 25 29
4.45%, 05/14/2046 270 315
4.55%, 03/15/2035 170 202
4.85%, 06/15/2044 30 37
4.88%, 11/14/2048 170 212
Astrazeneca Finance LLC
0.70%, 05/28/2024 90 90
1.75%, 05/28/2028 105 105
2.25%, 05/28/2031 60 60

Schedule of Investments
Bond Market Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AstraZeneca PLC
0.30%, 05/26/2023 $ 105 $ 105
0.70%, 04/08/2026 120 118
1.38%, 08/06/2030 160 150
2.13%, 08/06/2050 80 66
3.00%, 05/28/2051 45 44
4.38%, 08/17/2048 60 73
6.45%, 09/15/2037 30 44
Becton Dickinson and Co
1.96%, 02/11/2031 60 58
4.67%, 06/06/2047 155 185
4.69%, 12/15/2044 59 71
Bristol-Myers Squibb Co
0.75%, 11/13/2025 65 65
1.13%, 11/13/2027 120 118
1.45%, 11/13/2030 65 62
2.55%, 11/13/2050 65 59
3.25%, 02/20/2023 81 85
3.45%, 11/15/2027 90 101
3.90%, 02/20/2028 130 148
4.13%, 06/15/2039 195 230
4.25%, 10/26/2049 360 431
4.35%, 11/15/2047 210 254
4.55%, 02/20/2048 220 275
5.00%, 08/15/2045 232 304
Cardinal Health Inc
3.41%, 06/15/2027 400 438
Cigna Corp
0.61%, 03/15/2024 50 50
1.25%, 03/15/2026 180 180
3.20%, 03/15/2040 155 157
3.40%, 03/15/2051 90 90
3.88%, 10/15/2047 185 199
4.13%, 11/15/2025 170 192
4.80%, 08/15/2038 170 206
CVS Health Corp
1.30%, 08/21/2027 160 156
1.75%, 08/21/2030 160 152
1.88%, 02/28/2031 55 52
2.63%, 08/15/2024 140 149
2.70%, 08/21/2040 160 149
3.00%, 08/15/2026 105 114
3.25%, 08/15/2029 140 150
3.70%, 03/09/2023 73 77
3.88%, 07/20/2025 60 66
5.13%, 07/20/2045 430 536
Eli Lilly & Co
2.50%, 09/15/2060 155 132
GlaxoSmithKline Capital Inc
3.38%, 05/15/2023 190 201
3.63%, 05/15/2025 85 94
3.88%, 05/15/2028 165 187
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 150 150
Johnson & Johnson
0.55%, 09/01/2025 115 114
0.95%, 09/01/2027 115 113
2.10%, 09/01/2040 115 106
2.25%, 09/01/2050 115 103
2.45%, 09/01/2060 115 103
2.95%, 03/03/2027 110 121
3.70%, 03/01/2046 90 103
5.95%, 08/15/2037 75 108
McKesson Corp
0.90%, 12/03/2025 60 59
4.88%, 03/15/2044 80 98
Mead Johnson Nutrition Co
4.60%, 06/01/2044 30 38
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Merck & Co Inc
0.75%, 02/24/2026 $ 80 $ 79
1.45%, 06/24/2030 210 202
2.35%, 06/24/2040 135 126
2.80%, 05/18/2023 75 79
Novartis Capital Corp
2.75%, 08/14/2050 155 149
Pfizer Inc
0.80%, 05/28/2025 100 101
2.55%, 05/28/2040 100 97
3.40%, 05/15/2024 100 109
4.00%, 12/15/2036 45 53
4.20%, 09/15/2048 80 96
4.30%, 06/15/2043 225 270
4.40%, 05/15/2044 75 92
7.20%, 03/15/2039 60 95
Takeda Pharmaceutical Co Ltd
3.18%, 07/09/2050 645 618
Utah Acquisition Sub Inc
5.25%, 06/15/2046 305 359
Viatris Inc
1.13%, 06/22/2022
(h)
80 81
2.30%, 06/22/2027
(h)
115 117
2.70%, 06/22/2030
(h)
155 155
3.85%, 06/22/2040
(h)
115 119
4.00%, 06/22/2050
(h)
155 157
Wyeth LLC
5.95%, 04/01/2037 60 84
Zoetis Inc
2.00%, 05/15/2030 85 83
3.00%, 05/15/2050 40 40
$ 13,629
Pipelines - 0.98%
Boardwalk Pipelines LP
3.38%, 02/01/2023 30 31
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 300 322
Enbridge Energy Partners LP
7.38%, 10/15/2045 70 106
Enbridge Inc
2.50%, 01/15/2025 150 157
3.13%, 11/15/2029 150 158
4.25%, 12/01/2026 75 84
Energy Transfer LP
2.90%, 05/15/2025 310 327
3.75%, 05/15/2030 155 165
4.05%, 03/15/2025 300 326
4.20%, 04/15/2027 300 330
5.30%, 04/15/2047 350 390
6.25%, 04/15/2049 155 193
Energy Transfer LP / Regency Energy Finance
Corp
5.00%, 10/01/2022 350 366
Enterprise Products Operating LLC
4.25%, 02/15/2048 250 274
4.45%, 02/15/2043 350 396
6.88%, 03/01/2033 39 54
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 20 23
Kinder Morgan Inc
2.00%, 02/15/2031 130 123
3.25%, 08/01/2050 130 119
3.60%, 02/15/2051 245 237
5.05%, 02/15/2046 30 35
MPLX LP
1.75%, 03/01/2026 160 162
4.13%, 03/01/2027 140 157
4.25%, 12/01/2027 300 340

Schedule of Investments
Bond Market Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
MPLX LP   (continued)
4.50%, 04/15/2038 $ 200 $ 222
5.50%, 02/15/2049 130 161
ONEOK Inc
2.20%, 09/15/2025 155 159
2.75%, 09/01/2024 375 396
3.40%, 09/01/2029 350 368
Plains All American Pipeline LP / PAA Finance
Corp
4.70%, 06/15/2044 30 31
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 75 84
5.00%, 03/15/2027 375 434
5.63%, 03/01/2025 75 86
Spectra Energy Partners LP
4.75%, 03/15/2024 105 116
TransCanada PipeLines Ltd
4.25%, 05/15/2028 300 342
4.88%, 05/15/2048 190 231
Williams Cos Inc/The
2.60%, 03/15/2031 160 159
3.75%, 06/15/2027 45 50
3.90%, 01/15/2025 500 549
4.00%, 09/15/2025 50 56
6.30%, 04/15/2040 30 40
$ 8,359
Private Equity - 0.04%
Brookfield Asset Management Inc
4.00%, 01/15/2025 300 328
Regional Authority - 0.33%
Province of Alberta Canada
1.00%, 05/20/2025 310 313
3.30%, 03/15/2028 150 167
Province of British Columbia Canada
1.30%, 01/29/2031 60 57
2.00%, 10/23/2022 500 513
6.50%, 01/15/2026 45 56
Province of Manitoba Canada
3.05%, 05/14/2024 30 32
Province of Ontario Canada
0.63%, 01/21/2026 30 30
1.05%, 04/14/2026 115 115
1.13%, 10/07/2030 300 281
1.75%, 01/24/2023 315 323
3.20%, 05/16/2024 165 178
3.40%, 10/17/2023 210 225
Province of Quebec Canada
0.60%, 07/23/2025 200 199
1.35%, 05/28/2030 315 304
7.50%, 09/15/2029 36 51
$ 2,844
REITs - 1.17%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 240 222
2.75%, 12/15/2029 70 72
3.00%, 05/18/2051 60 56
4.00%, 02/01/2050 70 76
4.90%, 12/15/2030 80 96
American Campus Communities Operating
Partnership LP
2.85%, 02/01/2030 160 162
American Tower Corp
0.60%, 01/15/2024 120 120
1.30%, 09/15/2025 80 80
1.60%, 04/15/2026 60 61
1.88%, 10/15/2030 150 142
2.90%, 01/15/2030 155 160
2.95%, 01/15/2051 60 55
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
American Tower Corp   (continued)
3.50%, 01/31/2023 $ 75 $ 79
AvalonBay Communities Inc
2.30%, 03/01/2030 155 156
Boston Properties LP
2.55%, 04/01/2032 245 239
Brixmor Operating Partnership LP
3.65%, 06/15/2024 400 432
Corporate Office Properties LP
2.75%, 04/15/2031 60 59
Crown Castle International Corp
1.05%, 07/15/2026 115 113
1.35%, 07/15/2025 115 116
2.90%, 04/01/2041 60 55
3.10%, 11/15/2029 125 131
3.20%, 09/01/2024 75 80
3.25%, 01/15/2051 115 108
4.00%, 11/15/2049 95 100
CubeSmart LP
2.00%, 02/15/2031 110 105
Duke Realty LP
1.75%, 07/01/2030 155 147
2.88%, 11/15/2029 75 78
Equinix Inc
1.00%, 09/15/2025 150 149
1.25%, 07/15/2025 155 156
1.80%, 07/15/2027 155 156
2.50%, 05/15/2031 60 60
2.63%, 11/18/2024 150 159
3.20%, 11/18/2029 130 137
3.40%, 02/15/2052 60 59
5.38%, 05/15/2027 175 188
Essex Portfolio LP
1.70%, 03/01/2028 60 58
3.00%, 01/15/2030 140 145
Federal Realty Investment Trust
1.25%, 02/15/2026 115 115
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 140 149
5.25%, 06/01/2025 400 452
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031 150 142
Kilroy Realty LP
2.50%, 11/15/2032 160 153
Kimco Realty Corp
2.70%, 03/01/2024 300 316
2.70%, 10/01/2030 160 162
3.70%, 10/01/2049 30 31
Life Storage LP
2.20%, 10/15/2030 75 73
Mid-America Apartments LP
1.70%, 02/15/2031 120 112
National Retail Properties Inc
3.60%, 12/15/2026 300 328
Office Properties Income Trust
4.00%, 07/15/2022 300 309
Omega Healthcare Investors Inc
4.75%, 01/15/2028 30 34
4.95%, 04/01/2024 30 33
Prologis LP
1.25%, 10/15/2030 160 148
3.00%, 04/15/2050 180 174
Public Storage
0.88%, 02/15/2026 40 40
1.85%, 05/01/2028 115 115

Schedule of Investments
Bond Market Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Realty Income Corp
0.75%, 03/15/2026 $ 40 $ 39
3.25%, 01/15/2031 160 171
4.13%, 10/15/2026 20 23
Simon Property Group LP
1.75%, 02/01/2028 55 54
2.00%, 09/13/2024 150 156
2.75%, 02/01/2023 250 259
3.50%, 09/01/2025 160 175
4.75%, 03/15/2042 164 196
Spirit Realty LP
2.10%, 03/15/2028 60 59
UDR Inc
2.10%, 08/01/2032 100 94
3.20%, 01/15/2030 145 154
Ventas Realty LP
3.75%, 05/01/2024 500 539
VEREIT Operating Partnership LP
2.20%, 06/15/2028 65 65
Welltower Inc
3.63%, 03/15/2024 120 129
4.13%, 03/15/2029 300 336
WP Carey Inc
2.40%, 02/01/2031 65 63
$ 9,965
Retail - 0.57%
AutoZone Inc
1.65%, 01/15/2031 160 149
Dollar Tree Inc
4.20%, 05/15/2028 130 147
Home Depot Inc/The
0.90%, 03/15/2028
(a)
55 53
2.13%, 09/15/2026 350 368
2.38%, 03/15/2051 55 48
2.70%, 04/01/2023 50 52
3.13%, 12/15/2049 235 237
4.25%, 04/01/2046 180 215
4.40%, 03/15/2045 300 368
Lowe's Cos Inc
1.30%, 04/15/2028 130 125
1.70%, 10/15/2030 130 123
2.50%, 04/15/2026 90 96
3.38%, 09/15/2025 50 55
3.65%, 04/05/2029 135 149
3.70%, 04/15/2046 20 21
4.55%, 04/05/2049 135 162
5.00%, 04/15/2040 155 193
McDonald's Corp
2.63%, 09/01/2029 140 146
3.25%, 06/10/2024 175 189
3.70%, 01/30/2026 150 167
3.70%, 02/15/2042 300 324
O'Reilly Automotive Inc
1.75%, 03/15/2031 75 71
TJX Cos Inc/The
1.15%, 05/15/2028 65 62
1.60%, 05/15/2031 65 61
Walmart Inc
2.35%, 12/15/2022 220 227
3.05%, 07/08/2026 300 329
3.95%, 06/28/2038 195 227
4.00%, 04/11/2043 250 294
5.25%, 09/01/2035 40 54
5.63%, 04/01/2040 40 56
5.63%, 04/15/2041 60 85
$ 4,853
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors - 0.69%
Applied Materials Inc
4.35%, 04/01/2047 $ 45 $ 55
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 650 714
Broadcom Inc
3.15%, 11/15/2025 138 148
3.42%, 04/15/2033
(h)
452 461
3.47%, 04/15/2034
(h)
415 420
4.15%, 11/15/2030 590 646
4.75%, 04/15/2029 355 406
Intel Corp
2.88%, 05/11/2024 105 112
3.15%, 05/11/2027 150 165
3.40%, 03/25/2025 155 170
3.73%, 12/08/2047 105 114
3.75%, 03/25/2027 155 175
4.60%, 03/25/2040 155 188
Marvell Technology Inc
2.45%, 04/15/2028
(h)
115 116
Micron Technology Inc
4.19%, 02/15/2027 405 457
4.64%, 02/06/2024 300 330
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031
(h)
115 116
3.15%, 05/01/2027
(h)
80 86
3.25%, 05/11/2041
(h)
60 60
QUALCOMM Inc
1.30%, 05/20/2028 327 318
1.65%, 05/20/2032 243 226
4.80%, 05/20/2045 110 140
Texas Instruments Inc
1.75%, 05/04/2030 50 49
4.15%, 05/15/2048 165 200
$ 5,872
Software - 0.60%
Activision Blizzard Inc
1.35%, 09/15/2030 80 73
2.50%, 09/15/2050 160 136
Electronic Arts Inc
1.85%, 02/15/2031 60 57
Fidelity National Information Services Inc
0.38%, 03/01/2023 155 155
0.60%, 03/01/2024 55 55
1.65%, 03/01/2028 105 103
3.10%, 03/01/2041 55 54
Fiserv Inc
3.50%, 10/01/2022 30 31
3.50%, 07/01/2029 300 326
Intuit Inc
1.35%, 07/15/2027 160 159
Microsoft Corp
2.53%, 06/01/2050 311 290
2.68%, 06/01/2060 149 139
2.92%, 03/17/2052 176 176
3.04%, 03/17/2062 141 142
3.30%, 02/06/2027 140 156
Oracle Corp
2.30%, 03/25/2028 115 117
2.40%, 09/15/2023 75 78
2.50%, 10/15/2022 75 77
2.50%, 04/01/2025 155 163
2.63%, 02/15/2023 370 384
2.80%, 04/01/2027 155 165
2.88%, 03/25/2031 115 118
2.95%, 11/15/2024 85 91
2.95%, 05/15/2025 105 112
2.95%, 04/01/2030 155 161
3.40%, 07/08/2024 145 156

Schedule of Investments
Bond Market Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp   (continued)
3.60%, 04/01/2040 $ 155 $ 158
3.65%, 03/25/2041 115 117
3.90%, 05/15/2035 130 142
3.95%, 03/25/2051 115 119
4.00%, 11/15/2047 75 79
4.10%, 03/25/2061 60 63
4.30%, 07/08/2034 75 86
4.38%, 05/15/2055 150 164
4.50%, 07/08/2044 50 57
6.13%, 07/08/2039 60 81
Roper Technologies Inc
1.40%, 09/15/2027 160 157
2.35%, 09/15/2024 90 95
ServiceNow Inc
1.40%, 09/01/2030 160 147
$ 5,139
Sovereign - 1.77%
Canada Government International Bond
0.75%, 05/19/2026 115 115
1.63%, 01/22/2025 200 208
Chile Government International Bond
2.55%, 01/27/2032 200 202
3.10%, 05/07/2041 200 195
3.50%, 04/15/2053 200 202
Colombia Government International Bond
2.63%, 03/15/2023 300 307
3.13%, 04/15/2031 315 304
5.00%, 06/15/2045 200 206
5.63%, 02/26/2044 250 276
Export Development Canada
1.38%, 02/24/2023 250 255
Export-Import Bank of Korea
0.38%, 02/09/2024 200 199
1.38%, 02/09/2031 200 189
Hungary Government International Bond
5.38%, 03/25/2024 450 510
Indonesia Government International Bond
3.05%, 03/12/2051
(a)
200 199
3.70%, 10/30/2049 200 205
4.75%, 02/11/2029 300 351
Israel Government International Bond
3.88%, 07/03/2050 200 224
Japan Bank for International Cooperation
0.38%, 09/15/2023 460 460
0.50%, 04/15/2024 200 200
0.63%, 05/22/2023 200 201
1.25%, 01/21/2031 200 190
1.63%, 10/17/2022 200 204
1.88%, 07/21/2026 264 275
3.00%, 05/29/2024 300 322
Korea International Bond
1.00%, 09/16/2030 200 186
3.88%, 09/20/2048 250 303
Mexico Government International Bond
3.25%, 04/16/2030
(a)
200 206
3.75%, 01/11/2028 225 245
3.75%, 04/19/2071 200 180
3.90%, 04/27/2025 600 671
4.50%, 04/22/2029 300 339
4.60%, 01/23/2046 200 212
4.60%, 02/10/2048 300 317
4.75%, 03/08/2044 150 163
5.75%, 10/12/2110 100 117
Panama Government International Bond
2.25%, 09/29/2032 200 192
3.16%, 01/23/2030 200 209
3.75%, 03/16/2025 200 218
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Panama Government International Bond
(continued)
4.50%, 04/16/2050 $ 200 $ 221
Peruvian Government International Bond
1.86%, 12/01/2032 60 55
2.78%, 01/23/2031 45 45
2.78%, 12/01/2060 60 50
3.30%, 03/11/2041 100 97
5.63%, 11/18/2050 150 196
8.75%, 11/21/2033 180 279
Philippine Government International Bond
3.00%, 02/01/2028 300 323
3.70%, 03/01/2041 400 424
7.75%, 01/14/2031 190 280
10.63%, 03/16/2025 100 137
Republic of Italy Government International Bond
2.38%, 10/17/2024 200 209
5.38%, 06/15/2033 205 254
6.88%, 09/27/2023 260 296
Svensk Exportkredit AB
0.38%, 03/11/2024
(a)
200 200
0.50%, 08/26/2025 320 316
2.88%, 03/14/2023 210 220
Tennessee Valley Authority
3.50%, 12/15/2042 100 114
4.25%, 09/15/2065 115 152
5.25%, 09/15/2039 250 348
5.38%, 04/01/2056 61 94
5.88%, 04/01/2036 325 476
6.75%, 11/01/2025 57 72
Uruguay Government International Bond
4.13%, 11/20/2045 136 156
4.38%, 10/27/2027 80 92
5.10%, 06/18/2050 200 252
7.63%, 03/21/2036 150 228
$ 15,143
Supranational Bank - 1.55%
African Development Bank
0.88%, 03/23/2026 305 305
Asian Development Bank
0.25%, 10/06/2023 450 450
0.38%, 09/03/2025 310 306
1.00%, 04/14/2026 115 116
1.50%, 03/04/2031 115 113
2.13%, 03/19/2025 300 317
2.38%, 08/10/2027 500 535
2.75%, 03/17/2023 670 701
2.75%, 01/19/2028 130 142
5.82%, 06/16/2028 39 50
Asian Infrastructure Investment Bank/The
0.25%, 09/29/2023 305 305
Corp Andina de Fomento
4.38%, 06/15/2022 159 165
Council Of Europe Development Bank
1.38%, 02/27/2025 310 319
European Bank for Reconstruction &
Development
0.25%, 07/10/2023 315 315
0.50%, 01/28/2026 115 113
European Investment Bank
0.38%, 07/24/2024 345 345
0.38%, 12/15/2025 305 299
0.38%, 03/26/2026 630 616
0.63%, 10/21/2027 60 58
1.25%, 02/14/2031 255 245
1.63%, 03/14/2025 80 83
1.63%, 05/13/2031 60 60
1.88%, 02/10/2025 250 262

Schedule of Investments
Bond Market Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
European Investment Bank   (continued)
2.38%, 05/24/2027 $ 120 $ 129
2.50%, 03/15/2023 440 458
FMS Wertmanagement
2.00%, 08/01/2022 225 230
Inter-American Development Bank
0.25%, 11/15/2023 310 310
0.63%, 09/16/2027 305 293
0.88%, 04/20/2026 75 75
1.13%, 01/13/2031 110 104
1.75%, 03/14/2025 230 240
2.13%, 01/15/2025 500 528
2.38%, 07/07/2027 250 267
4.38%, 01/24/2044 50 66
International Bank for Reconstruction &
Development
0.13%, 04/20/2023 55 55
0.25%, 11/24/2023 60 60
0.50%, 10/28/2025 200 198
0.75%, 11/24/2027 120 116
0.75%, 08/26/2030 310 287
0.88%, 07/15/2026 175 175
1.25%, 02/10/2031 115 110
1.38%, 04/20/2028 115 115
1.63%, 01/15/2025 470 488
1.75%, 10/23/2029 200 203
2.50%, 03/19/2024 115 122
2.50%, 07/29/2025 170 183
3.00%, 09/27/2023 300 319
7.63%, 01/19/2023 933 1,046
International Finance Corp
0.38%, 07/16/2025 315 311
Nordic Investment Bank
0.38%, 09/11/2025 230 227
1.38%, 10/17/2022 255 259
$ 13,194
Telecommunications - 1.37%
AT&T Inc
0.90%, 03/25/2024 115 115
1.65%, 02/01/2028 200 197
1.70%, 03/25/2026 340 343
2.25%, 02/01/2032 145 140
3.00%, 06/30/2022 90 92
3.10%, 02/01/2043 145 137
3.50%, 09/15/2053
(h)
1,227 1,164
3.55%, 09/15/2055
(h)
815 771
3.65%, 09/15/2059
(h)
699 668
Bell Canada
3.65%, 03/17/2051 60 63
Cisco Systems Inc/Delaware
5.50%, 01/15/2040 60 82
Juniper Networks Inc
2.00%, 12/10/2030 55 52
Orange SA
5.38%, 01/13/2042 30 40
Rogers Communications Inc
3.70%, 11/15/2049 190 193
5.00%, 03/15/2044 200 241
7.50%, 08/15/2038 250 371
T-Mobile USA Inc
1.50%, 02/15/2026 310 311
2.05%, 02/15/2028 310 309
2.25%, 11/15/2031 150 144
3.00%, 02/15/2041 150 141
3.30%, 02/15/2051 150 141
3.50%, 04/15/2025 155 168
3.75%, 04/15/2027 315 346
4.38%, 04/15/2040 155 173
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc
0.75%, 03/22/2024 $ 145 $ 146
0.85%, 11/20/2025 65 64
1.45%, 03/20/2026 115 116
1.50%, 09/18/2030 180 169
1.68%, 10/30/2030 2,626 2,464
1.75%, 01/20/2031 135 127
2.10%, 03/22/2028 175 177
2.55%, 03/21/2031 115 116
2.65%, 11/20/2040 50 46
2.88%, 11/20/2050 135 122
2.99%, 10/30/2056 89 79
3.00%, 11/20/2060 65 58
3.40%, 03/22/2041 115 117
3.55%, 03/22/2051 115 117
3.70%, 03/22/2061 60 61
3.85%, 11/01/2042 90 98
4.33%, 09/21/2028 60 69
4.52%, 09/15/2048 231 273
4.81%, 03/15/2039 75 92
Vodafone Group PLC
4.13%, 05/30/2025 75 84
4.25%, 09/17/2050 250 277
5.00%, 05/30/2038 80 97
6.15%, 02/27/2037 240 322
$ 11,693
Transportation - 0.52%
Burlington Northern Santa Fe LLC
3.40%, 09/01/2024 70 76
3.55%, 02/15/2050 155 167
4.15%, 04/01/2045 200 233
4.40%, 03/15/2042 30 36
5.40%, 06/01/2041 400 532
Canadian Pacific Railway Co
6.13%, 09/15/2115 75 110
CSX Corp
2.40%, 02/15/2030 60 61
3.35%, 09/15/2049 60 61
3.80%, 03/01/2028 75 84
4.30%, 03/01/2048 200 231
FedEx Corp
3.88%, 08/01/2042 30 32
4.55%, 04/01/2046 500 584
Norfolk Southern Corp
2.30%, 05/15/2031 60 60
2.55%, 11/01/2029 150 155
3.94%, 11/01/2047 192 210
4.84%, 10/01/2041 30 37
Ryder System Inc
2.90%, 12/01/2026 150 161
Union Pacific Corp
2.38%, 05/20/2031 60 60
2.89%, 04/06/2036
(h)
140 141
2.97%, 09/16/2062
(h)
90 81
3.20%, 05/20/2041 60 61
3.55%, 08/15/2039 435 468
3.84%, 03/20/2060 220 235
United Parcel Service Inc
2.50%, 09/01/2029 125 131
3.40%, 09/01/2049 180 194
3.90%, 04/01/2025 155 172
4.88%, 11/15/2040 30 38
$ 4,411
Trucking & Leasing - 0.01%
GATX Corp
1.90%, 06/01/2031 115 108

Schedule of Investments
Bond Market Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Water - 0.04%
American Water Capital Corp
2.30%, 06/01/2031 $ 60 $ 60
3.25%, 06/01/2051 60 60
3.75%, 09/01/2047 140 151
6.59%, 10/15/2037 13 19
Essential Utilities Inc
2.40%, 05/01/2031 60 59
$ 349
TOTAL BONDS $ 274,676
MUNICIPAL BONDS - 0.51%
Principal
Amount (000's) Value (000's)
California - 0.15%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 175 $ 278
6.91%, 10/01/2050 125 214
California State University
2.98%, 11/01/2051 155 155
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 20 29
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 20 30
State of California
3.50%, 04/01/2028 115 130
7.30%, 10/01/2039 300 467
$ 1,303
Georgia - 0.02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 153 224
Illinois - 0.15%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 300 423
Chicago Transit Authority Sales Tax Receipts
Fund
6.20%, 12/01/2040 30 41
State of Illinois
4.95%, 06/01/2023 60 62
5.10%, 06/01/2033 700 804
$ 1,330
New Jersey - 0.07%
New Jersey Economic Development
Authority (credit support from Assured Guaranty
Municipal Corp )
0.00%, 02/15/2023
(e),(j)
50 49
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
250 321
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 146 209
$ 579
New York - 0.04%
Port Authority of New York & New Jersey
4.46%, 10/01/2062 250 316
Ohio - 0.01%
Ohio State University/The
4.91%, 06/01/2040 50 66
Texas - 0.03%
Dallas Area Rapid Transit
5.02%, 12/01/2048 30 42
State of Texas
4.68%, 04/01/2040 160 208
$ 250
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Wisconsin - 0.04%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
$ 270 $ 316
TOTAL MUNICIPAL BONDS $ 4,384
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 64.28%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 2.74%
2.00%, 09/01/2031 $ 102 $ 106
2.00%, 12/01/2031 140 145
2.50%, 08/01/2028 105 110
2.50%, 01/01/2030 301 316
2.50%, 01/01/2031 269 283
2.50%, 02/01/2031 270 283
2.50%, 12/01/2031 427 448
2.50%, 01/01/2032 460 482
2.50%, 03/01/2032 140 147
2.50%, 11/01/2036 83 86
3.00%, 11/01/2028 212 224
3.00%, 04/01/2029 183 194
3.00%, 09/01/2029 170 180
3.00%, 10/01/2029 249 265
3.00%, 11/01/2029 118 125
3.00%, 01/01/2030 99 105
3.00%, 11/01/2030 100 106
3.00%, 03/01/2031 64 67
3.00%, 05/01/2032 289 306
3.00%, 03/01/2033 157 167
3.00%, 04/01/2033 41 43
3.00%, 09/01/2036 69 73
3.00%, 09/01/2036 128 135
3.00%, 02/01/2037 122 128
3.00%, 10/01/2042 259 276
3.00%, 11/01/2042 410 437
3.00%, 02/01/2043 391 417
3.00%, 08/01/2043 605 645
3.00%, 08/01/2043 524 559
3.00%, 09/01/2043 108 115
3.00%, 10/01/2043 83 89
3.00%, 01/01/2045 90 95
3.00%, 06/01/2046 294 312
3.00%, 10/01/2046 139 148
3.00%, 02/01/2047 218 232
3.50%, 12/01/2031 183 198
3.50%, 05/01/2034 61 66
3.50%, 11/01/2034 72 78
3.50%, 01/01/2035 152 163
3.50%, 04/01/2037 60 64
3.50%, 06/01/2042 98 106
3.50%, 06/01/2042 445 481
3.50%, 06/01/2042 368 398
3.50%, 07/01/2042 966 1,045
3.50%, 10/01/2042 584 631
3.50%, 02/01/2045 85 91
3.50%, 03/01/2045 197 211
3.50%, 06/01/2045 213 229
3.50%, 07/01/2045 203 217
3.50%, 06/01/2046 276 294
3.50%, 08/01/2046 186 199
3.50%, 09/01/2046 460 488
4.00%, 12/01/2024 65 70
4.00%, 12/01/2030 17 18
4.00%, 11/01/2033 116 127
4.00%, 07/01/2034 80 87
4.00%, 04/01/2038 158 170
4.00%, 12/01/2040 146 159
4.00%, 02/01/2044 139 153
4.00%, 04/01/2044 159 174
4.00%, 07/01/2044 198 217

Schedule of Investments
Bond Market Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 09/01/2044 $ 70 $ 77
4.00%, 11/01/2044 234 256
4.00%, 01/01/2045 214 234
4.00%, 08/01/2045 303 330
4.00%, 11/01/2045 30 32
4.00%, 12/01/2045 60 66
4.00%, 02/01/2046 84 91
4.00%, 05/01/2046 161 176
4.50%, 10/01/2030 73 79
4.50%, 05/01/2031 8 9
4.50%, 02/01/2041 108 120
4.50%, 09/01/2043 53 59
4.50%, 12/01/2043 156 175
4.50%, 03/01/2044 295 330
4.50%, 04/01/2044 114 125
4.50%, 09/01/2044 187 207
4.50%, 10/01/2044 90 98
4.50%, 03/01/2047 101 110
4.50%, 07/01/2047 80 87
4.50%, 11/01/2047 19 21
4.50%, 05/01/2049 3,764 4,078
5.00%, 11/01/2035 58 66
5.00%, 12/01/2036 175 200
5.00%, 08/01/2039 70 79
5.00%, 12/01/2041 85 96
5.00%, 02/01/2042 397 456
5.00%, 04/01/2044 79 88
5.00%, 02/01/2048 111 123
5.00%, 07/01/2048 59 65
5.50%, 06/01/2034 82 94
5.50%, 07/01/2038 93 109
5.50%, 07/01/2038 71 82
5.50%, 12/01/2038 165 192
5.50%, 10/01/2039 323 370
5.50%, 06/01/2041 104 121
6.00%, 04/01/2038 341 403
6.00%, 11/01/2038 96 110
$ 23,397
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 17.70%
1.50%, 03/01/2036 1,719 1,741
2.00%, 09/01/2029 234 243
2.00%, 05/01/2030 106 110
2.00%, 12/01/2031 184 190
2.00%, 02/01/2032 111 115
2.00%, 06/01/2036
(k)
6,000 6,199
2.00%, 04/01/2051 9,973 10,107
2.00%, 04/01/2051 6,473 6,552
2.00%, 04/01/2051 14,938 15,133
2.00%, 04/01/2051 2,972 3,020
2.50%, 01/01/2028 95 100
2.50%, 07/01/2028 96 100
2.50%, 07/01/2028 257 269
2.50%, 11/01/2028 313 328
2.50%, 09/01/2029 182 190
2.50%, 02/01/2030 88 93
2.50%, 03/01/2030 235 247
2.50%, 05/01/2030 216 227
2.50%, 07/01/2030 122 128
2.50%, 08/01/2030 277 291
2.50%, 08/01/2030 258 271
2.50%, 12/01/2030 350 367
2.50%, 03/01/2031 290 304
2.50%, 07/01/2031 299 314
2.50%, 11/01/2031 450 472
2.50%, 12/01/2031 87 91
2.50%, 01/01/2032 131 138
2.50%, 03/01/2032 148 155
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 07/01/2033 $ 12 $ 12
2.50%, 02/01/2035 1,842 1,928
2.50%, 10/01/2036 38 40
2.50%, 10/01/2036 97 101
2.50%, 12/01/2036 105 108
2.50%, 01/01/2043 103 108
2.50%, 05/01/2043 122 127
2.50%, 10/01/2043 99 103
2.50%, 08/01/2046 76 79
2.50%, 12/01/2046 152 158
2.50%, 12/01/2046 117 121
2.50%, 07/01/2050 1,668 1,734
2.50%, 06/01/2051
(k)
22,500 23,293
3.00%, 04/01/2027 80 85
3.00%, 01/01/2029 66 70
3.00%, 02/01/2029 64 67
3.00%, 12/01/2029 72 76
3.00%, 12/01/2029 143 151
3.00%, 01/01/2030 316 335
3.00%, 01/01/2030 358 379
3.00%, 06/01/2030 200 211
3.00%, 09/01/2030 74 79
3.00%, 10/01/2030 332 352
3.00%, 11/01/2030 312 330
3.00%, 12/01/2030 77 82
3.00%, 03/01/2031 208 221
3.00%, 04/01/2031 73 77
3.00%, 09/01/2031 364 386
3.00%, 12/01/2031 155 165
3.00%, 01/01/2033 37 39
3.00%, 04/01/2033 38 40
3.00%, 08/01/2034 392 418
3.00%, 05/01/2035 386 405
3.00%, 06/01/2040 730 763
3.00%, 04/01/2043 355 376
3.00%, 04/01/2043 215 229
3.00%, 04/01/2043 103 110
3.00%, 05/01/2043 445 474
3.00%, 05/01/2043 164 174
3.00%, 05/01/2043 90 95
3.00%, 07/01/2043 456 483
3.00%, 07/01/2043 96 102
3.00%, 08/01/2043 498 529
3.00%, 08/01/2043 68 72
3.00%, 10/01/2043 455 482
3.00%, 10/01/2043 285 305
3.00%, 11/01/2043 127 136
3.00%, 01/01/2045 622 663
3.00%, 05/01/2046 109 115
3.00%, 05/01/2046 117 124
3.00%, 10/01/2046 549 579
3.00%, 09/01/2049 1,903 1,993
3.00%, 10/01/2049 2,657 2,792
3.00%, 10/01/2049 1,936 2,028
3.00%, 11/01/2049 3,395 3,555
3.00%, 11/01/2049 1,163 1,220
3.00%, 11/01/2049 2,226 2,351
3.00%, 12/01/2049 2,936 3,106
3.00%, 03/01/2050 4,575 4,809
3.50%, 12/01/2026 115 123
3.50%, 03/01/2029 115 123
3.50%, 09/01/2029 121 130
3.50%, 11/01/2030 85 92
3.50%, 04/01/2032 17 18
3.50%, 07/01/2032 14 15
3.50%, 09/01/2032 15 16
3.50%, 12/01/2032 2,203 2,380

Schedule of Investments
Bond Market Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 10/01/2033 $ 9 $ 10
3.50%, 05/01/2034 49 53
3.50%, 06/01/2034 36 39
3.50%, 07/01/2034 215 231
3.50%, 10/01/2034 53 57
3.50%, 02/01/2036 61 65
3.50%, 02/01/2037 48 51
3.50%, 05/01/2037 68 73
3.50%, 03/01/2041 23 25
3.50%, 02/01/2042 230 248
3.50%, 03/01/2042 54 58
3.50%, 05/01/2042 340 367
3.50%, 06/01/2042 322 349
3.50%, 07/01/2042 56 61
3.50%, 10/01/2042 458 495
3.50%, 04/01/2043 393 425
3.50%, 05/01/2043 300 326
3.50%, 05/01/2043 400 432
3.50%, 06/01/2043 77 83
3.50%, 08/01/2043 306 330
3.50%, 09/01/2043 1,026 1,115
3.50%, 01/01/2044 104 112
3.50%, 01/01/2044 1,137 1,235
3.50%, 07/01/2044 472 510
3.50%, 10/01/2044 170 182
3.50%, 11/01/2044 186 200
3.50%, 12/01/2044 270 291
3.50%, 02/01/2045 184 196
3.50%, 02/01/2045 285 305
3.50%, 04/01/2045 159 170
3.50%, 04/01/2045 302 325
3.50%, 10/01/2045 93 99
3.50%, 10/01/2045 111 119
3.50%, 11/01/2045 209 224
3.50%, 11/01/2045 134 143
3.50%, 12/01/2045 19 20
3.50%, 12/01/2045 137 146
3.50%, 12/01/2045 275 295
3.50%, 01/01/2046 314 337
3.50%, 03/01/2046 84 90
3.50%, 03/01/2046 319 341
3.50%, 05/01/2046 56 60
3.50%, 06/01/2046 97 104
3.50%, 07/01/2046 323 344
3.50%, 12/01/2046 242 259
3.50%, 03/01/2047 232 247
3.50%, 07/01/2049 2,189 2,315
3.50%, 08/01/2049 1,186 1,253
3.50%, 11/01/2049 3,612 3,843
4.00%, 12/01/2024 101 108
4.00%, 04/01/2029 7 7
4.00%, 12/01/2030 9 9
4.00%, 03/01/2031 430 457
4.00%, 03/01/2031 61 64
4.00%, 11/01/2031 12 13
4.00%, 11/01/2033 202 221
4.00%, 11/01/2033 43 46
4.00%, 10/01/2034 123 135
4.00%, 02/01/2036 174 190
4.00%, 01/01/2037 60 66
4.00%, 10/01/2037 91 99
4.00%, 03/01/2038 37 40
4.00%, 07/01/2038 140 150
4.00%, 12/01/2038 94 101
4.00%, 01/01/2039 124 134
4.00%, 09/01/2040 60 65
4.00%, 01/01/2041 68 75
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 02/01/2041 $ 24 $ 26
4.00%, 12/01/2041 98 107
4.00%, 06/01/2042 100 110
4.00%, 06/01/2042 178 195
4.00%, 07/01/2042 576 636
4.00%, 12/01/2042 185 203
4.00%, 11/01/2043 238 260
4.00%, 09/01/2044 89 97
4.00%, 11/01/2044 92 100
4.00%, 01/01/2045 83 90
4.00%, 04/01/2045 193 207
4.00%, 08/01/2045 125 138
4.00%, 11/01/2045 335 365
4.00%, 07/01/2046 71 77
4.00%, 05/01/2048 190 206
4.00%, 04/01/2049 494 529
4.00%, 07/01/2049 1,809 1,934
4.00%, 10/01/2049 3,332 3,608
4.00%, 11/01/2049 1,809 1,936
4.00%, 04/01/2050 2,699 2,913
4.50%, 08/01/2023 45 49
4.50%, 06/01/2029 15 16
4.50%, 07/01/2029 3 4
4.50%, 08/01/2030 8 9
4.50%, 01/01/2034 23 25
4.50%, 04/01/2039 94 105
4.50%, 09/01/2040 178 199
4.50%, 05/01/2041 234 262
4.50%, 09/01/2041 274 304
4.50%, 11/01/2043 168 185
4.50%, 11/01/2043 120 133
4.50%, 01/01/2044 143 158
4.50%, 02/01/2044 54 60
4.50%, 04/01/2044 217 240
4.50%, 04/01/2044 138 154
4.50%, 05/01/2044 43 47
4.50%, 08/01/2044 69 74
4.50%, 08/01/2044 206 230
4.50%, 10/01/2044 91 99
4.50%, 04/01/2045 84 90
4.50%, 04/01/2046 57 63
4.50%, 05/01/2046 119 132
4.50%, 01/01/2047 289 317
4.50%, 01/01/2047 88 97
5.00%, 12/01/2025 17 19
5.00%, 01/01/2039 414 470
5.00%, 07/01/2039 176 202
5.00%, 02/01/2041 79 90
5.00%, 02/01/2041 125 143
5.00%, 04/01/2041 295 339
5.00%, 05/01/2042 154 175
5.00%, 07/01/2042 74 85
5.00%, 03/01/2044 65 73
5.00%, 05/01/2044 93 104
5.00%, 02/01/2045 139 159
5.00%, 06/01/2045 402 462
5.00%, 06/01/2048 112 123
5.00%, 08/01/2048 52 58
5.50%, 12/01/2027 28 32
5.50%, 03/01/2038 91 106
5.50%, 05/01/2038 102 119
5.50%, 06/01/2038 142 165
5.50%, 09/01/2038 225 258
5.50%, 11/01/2038 108 124
5.50%, 04/01/2039 118 137
5.50%, 04/01/2040 124 143
6.00%, 04/01/2026 16 18

Schedule of Investments
Bond Market Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.00%, 10/01/2036 $ 81 $ 95
$ 151,063
Government National Mortgage Association (GNMA) - 6.39%
2.00%, 06/01/2051 7,000 7,117
2.50%, 06/20/2027 93 96
2.50%, 12/20/2030 86 90
2.50%, 03/20/2031 137 143
2.50%, 07/20/2043 115 120
2.50%, 12/20/2046 303 316
2.50%, 01/20/2047 99 103
2.50%, 06/01/2051 10,500 10,873
3.00%, 02/15/2027 55 58
3.00%, 08/20/2029 65 68
3.00%, 09/20/2029 74 78
3.00%, 07/20/2030 59 62
3.00%, 01/20/2031 64 67
3.00%, 07/20/2032 78 82
3.00%, 09/20/2042 59 63
3.00%, 11/20/2042 439 467
3.00%, 12/20/2042 327 348
3.00%, 01/20/2043 316 337
3.00%, 03/20/2043 402 428
3.00%, 03/20/2043 76 81
3.00%, 03/20/2043 390 414
3.00%, 04/20/2043 503 535
3.00%, 06/20/2043 450 478
3.00%, 08/20/2043 488 519
3.00%, 05/20/2044 203 216
3.00%, 12/15/2044 42 44
3.00%, 12/20/2044 464 495
3.00%, 01/15/2045 50 53
3.00%, 01/15/2045 61 65
3.00%, 02/20/2045 49 52
3.00%, 05/20/2045 320 339
3.00%, 06/20/2045 130 138
3.00%, 07/20/2045 935 992
3.00%, 08/20/2045 445 472
3.00%, 09/20/2045 187 198
3.00%, 10/20/2045 395 420
3.00%, 12/20/2045 215 228
3.00%, 01/20/2046 99 105
3.00%, 03/20/2046 407 430
3.00%, 04/20/2046 902 953
3.00%, 05/20/2046 661 700
3.00%, 06/20/2046 646 684
3.00%, 07/20/2046 1,480 1,561
3.00%, 08/20/2046 611 644
3.00%, 09/20/2046 466 491
3.00%, 10/20/2046 350 369
3.00%, 11/20/2046 651 692
3.00%, 12/15/2046 142 149
3.50%, 05/20/2042 120 129
3.50%, 06/20/2042 123 132
3.50%, 07/20/2042 486 523
3.50%, 09/20/2042 374 401
3.50%, 10/20/2042 270 289
3.50%, 11/20/2042 236 253
3.50%, 12/20/2042 246 263
3.50%, 01/20/2043 402 430
3.50%, 02/20/2043 642 689
3.50%, 03/20/2043 434 466
3.50%, 04/15/2043 216 231
3.50%, 04/20/2043 289 311
3.50%, 05/20/2043 190 204
3.50%, 07/20/2043 246 265
3.50%, 08/20/2043 611 656
3.50%, 09/20/2043 433 465
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 10/20/2043 $ 204 $ 219
3.50%, 09/20/2044 179 191
3.50%, 10/20/2044 205 220
3.50%, 11/20/2044 199 213
3.50%, 12/20/2044 204 219
3.50%, 01/20/2045 201 215
3.50%, 02/20/2045 270 289
3.50%, 03/15/2045 37 39
3.50%, 03/20/2045 341 364
3.50%, 04/15/2045 19 20
3.50%, 04/20/2045 207 221
3.50%, 04/20/2045 313 336
3.50%, 05/20/2045 344 367
3.50%, 06/20/2045 53 56
3.50%, 07/20/2045 295 316
3.50%, 08/20/2045 315 336
3.50%, 09/20/2045 303 323
3.50%, 10/20/2045 273 292
3.50%, 11/20/2045 480 513
3.50%, 12/20/2045 353 378
3.50%, 02/20/2046 294 313
3.50%, 08/15/2046 113 121
3.50%, 09/15/2046 83 88
3.50%, 01/15/2048 72 76
3.50%, 09/15/2048 95 105
4.00%, 11/20/2043 366 403
4.00%, 02/20/2044 150 163
4.00%, 05/15/2044 95 105
4.00%, 05/20/2044 86 94
4.00%, 07/20/2044 25 28
4.00%, 08/20/2044 190 208
4.00%, 09/20/2044 167 184
4.00%, 10/20/2044 621 682
4.00%, 11/15/2044 78 86
4.00%, 11/20/2044 122 134
4.00%, 12/20/2044 225 247
4.00%, 01/20/2045 96 105
4.00%, 03/20/2045 145 159
4.00%, 08/20/2045 179 196
4.00%, 09/15/2045 44 48
4.00%, 09/20/2045 210 230
4.00%, 10/20/2045 267 291
4.00%, 11/20/2045 366 400
4.00%, 12/15/2045 71 77
4.00%, 01/20/2046 427 465
4.00%, 02/20/2046 67 74
4.00%, 04/20/2046 258 281
4.00%, 10/20/2046 75 81
4.00%, 11/20/2046 341 371
4.00%, 01/20/2047 21 22
4.00%, 02/20/2047 337 362
4.00%, 03/20/2047 235 252
4.00%, 05/20/2047 79 85
4.00%, 11/20/2047 528 564
4.50%, 03/15/2039 129 145
4.50%, 03/15/2040 160 179
4.50%, 07/15/2040 178 201
4.50%, 02/20/2041 29 32
4.50%, 03/20/2041 22 24
4.50%, 05/15/2045 111 124
4.50%, 09/15/2045 70 77
4.50%, 12/20/2046 235 261
4.50%, 03/15/2047 101 114
4.50%, 10/15/2047 110 122
5.00%, 05/15/2033 126 146
5.00%, 07/20/2038 108 120
5.00%, 10/15/2038 171 197
5.00%, 04/20/2039 75 84

Schedule of Investments
Bond Market Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.00%, 10/15/2041 $ 129 $ 146
5.00%, 01/20/2045 124 142
5.00%, 02/20/2046 44 50
5.00%, 12/20/2046 104 119
5.00%, 08/20/2048 47 51
5.00%, 10/20/2048 172 187
5.50%, 03/15/2038 55 61
5.50%, 02/15/2039 62 70
5.50%, 06/15/2040 173 195
5.50%, 07/20/2044 102 119
5.50%, 09/20/2044 140 164
5.50%, 12/20/2048 28 30
$ 54,527
U.S. Treasury - 37.45%
0.13%, 06/30/2022 1,415 1,415
0.13%, 07/31/2022 5,265 5,268
0.13%, 09/30/2022 1,695 1,695
0.13%, 10/31/2022 1,835 1,835
0.13%, 12/31/2022 250 250
0.13%, 02/28/2023 3,160 3,160
0.13%, 07/15/2023 855 854
0.25%, 03/15/2024 2,255 2,255
0.25%, 05/31/2025 1,430 1,412
0.25%, 06/30/2025 1,585 1,563
0.25%, 07/31/2025 310 305
0.38%, 01/31/2026 800 787
0.38%, 07/31/2027 1,200 1,148
0.38%, 09/30/2027 1,710 1,631
0.50%, 03/31/2025 375 375
0.50%, 04/30/2027 450 436
0.50%, 05/31/2027 555 537
0.50%, 06/30/2027 745 720
0.50%, 08/31/2027 1,520 1,463
0.50%, 10/31/2027 355 341
0.63%, 03/31/2027 885 866
0.63%, 11/30/2027 1,270 1,226
0.63%, 12/31/2027 1,205 1,162
0.63%, 05/15/2030 3,420 3,159
0.63%, 08/15/2030 5,675 5,220
0.75%, 01/31/2028 1,475 1,432
0.88%, 11/15/2030 3,225 3,026
1.13%, 02/28/2027 4,125 4,155
1.13%, 02/15/2031 2,075 1,986
1.13%, 05/15/2040 1,950 1,626
1.13%, 08/15/2040 1,085 901
1.25%, 08/31/2024 3,140 3,229
1.25%, 03/31/2028 500 500
1.25%, 04/30/2028
(a)
3,380 3,379
1.25%, 05/15/2050 3,535 2,739
1.38%, 08/31/2023 315 323
1.38%, 11/15/2040 2,830 2,455
1.38%, 08/15/2050 2,275 1,821
1.50%, 08/15/2022 2,200 2,237
1.50%, 09/15/2022 2,845 2,896
1.50%, 02/28/2023 2,090 2,140
1.50%, 03/31/2023 3,520 3,608
1.50%, 09/30/2024 525 544
1.50%, 10/31/2024 930 964
1.50%, 08/15/2026 5,875 6,062
1.50%, 02/15/2030 1,510 1,510
1.63%, 08/31/2022 645 657
1.63%, 11/15/2022 2,175 2,223
1.63%, 04/30/2023 1,875 1,928
1.63%, 05/31/2023 3,000 3,088
1.63%, 10/31/2023 2,195 2,270
1.63%, 02/15/2026 2,808 2,922
1.63%, 05/15/2026 4,806 4,997
1.63%, 09/30/2026 175 182
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.63%, 08/15/2029 $ 1,600 $ 1,623
1.63%, 05/15/2031 2,000 2,004
1.63%, 11/15/2050 2,120 1,811
1.75%, 06/15/2022 510 519
1.75%, 09/30/2022 415 424
1.75%, 01/31/2023 2,110 2,167
1.75%, 05/15/2023 4,000 4,124
1.75%, 12/31/2026 1,295 1,352
1.75%, 11/15/2029 3,765 3,854
1.88%, 07/31/2022 2,850 2,909
1.88%, 09/30/2022 3,210 3,285
1.88%, 10/31/2022 80 82
1.88%, 08/31/2024 2,065 2,165
1.88%, 07/31/2026 1,340 1,410
1.88%, 02/15/2041 250 237
1.88%, 02/15/2051 1,690 1,537
2.00%, 10/31/2022 1,975 2,028
2.00%, 11/30/2022 2,180 2,241
2.00%, 04/30/2024 2,110 2,214
2.00%, 05/31/2024 5,715 6,002
2.00%, 06/30/2024 1,500 1,577
2.00%, 02/15/2025 5,485 5,789
2.00%, 11/15/2026 2,840 3,002
2.00%, 02/15/2050 1,760 1,648
2.13%, 06/30/2022 2,000 2,044
2.13%, 02/29/2024 3,230 3,395
2.13%, 03/31/2024 810 852
2.13%, 11/30/2024 2,465 2,609
2.13%, 05/15/2025 3,870 4,108
2.25%, 12/31/2023 1,740 1,830
2.25%, 04/30/2024 3,710 3,920
2.25%, 11/15/2024 1,085 1,153
2.25%, 12/31/2024 4,000 4,255
2.25%, 03/31/2026 1,425 1,525
2.25%, 02/15/2027 2,670 2,858
2.25%, 08/15/2027 2,755 2,945
2.25%, 11/15/2027 2,610 2,789
2.25%, 08/15/2046 860 853
2.25%, 08/15/2049 1,570 1,554
2.38%, 01/31/2023 2,985 3,096
2.38%, 04/30/2026 2,895 3,117
2.38%, 05/15/2027 1,595 1,718
2.38%, 05/15/2029 565 606
2.38%, 11/15/2049 1,500 1,526
2.50%, 01/31/2024 3,600 3,816
2.50%, 05/15/2024 690 735
2.50%, 02/28/2026 2,840 3,072
2.50%, 02/15/2045 1,460 1,521
2.50%, 02/15/2046 1,520 1,583
2.50%, 05/15/2046 1,395 1,453
2.63%, 02/28/2023 3,030 3,161
2.63%, 06/30/2023 2,000 2,102
2.63%, 12/31/2023 3,435 3,646
2.63%, 12/31/2025 2,160 2,347
2.63%, 01/31/2026 805 875
2.63%, 02/15/2029 1,025 1,119
2.75%, 04/30/2023 2,280 2,393
2.75%, 05/31/2023 2,900 3,050
2.75%, 07/31/2023 2,818 2,975
2.75%, 11/15/2023 1,505 1,598
2.75%, 02/15/2024 4,600 4,910
2.75%, 06/30/2025 3,290 3,579
2.75%, 02/15/2028 3,760 4,136
2.75%, 08/15/2042 739 807
2.75%, 11/15/2042 125 136
2.75%, 08/15/2047 1,070 1,168
2.75%, 11/15/2047 1,435 1,567
2.88%, 04/30/2025 3,325 3,627

Schedule of Investments
Bond Market Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.88%, 05/31/2025 $ 2,000 $ 2,183
2.88%, 11/30/2025 1,470 1,612
2.88%, 05/15/2028 2,600 2,881
2.88%, 08/15/2028 3,185 3,532
2.88%, 05/15/2043 605 673
2.88%, 08/15/2045 765 852
2.88%, 11/15/2046 600 670
2.88%, 05/15/2049 1,585 1,779
3.00%, 09/30/2025 540 594
3.00%, 05/15/2042 1,045 1,186
3.00%, 11/15/2044 660 750
3.00%, 05/15/2045 825 938
3.00%, 11/15/2045 200 228
3.00%, 02/15/2047 1,125 1,285
3.00%, 05/15/2047 1,190 1,360
3.00%, 02/15/2048 1,215 1,390
3.00%, 08/15/2048 1,475 1,690
3.00%, 02/15/2049 1,445 1,659
3.13%, 11/15/2028 1,645 1,854
3.13%, 11/15/2041 435 503
3.13%, 02/15/2042 1,140 1,319
3.13%, 02/15/2043 1,235 1,429
3.13%, 08/15/2044 100 116
3.13%, 05/15/2048 1,665 1,949
3.38%, 05/15/2044 1,595 1,922
3.38%, 11/15/2048 1,200 1,471
3.63%, 08/15/2043 655 817
3.63%, 02/15/2044 1,245 1,557
3.75%, 08/15/2041 230 290
3.75%, 11/15/2043 1,240 1,577
3.88%, 08/15/2040 1,070 1,367
4.25%, 05/15/2039 375 499
4.25%, 11/15/2040 1,038 1,392
4.38%, 02/15/2038 495 664
4.38%, 05/15/2041 1,090 1,488
4.50%, 02/15/2036 440 590
4.50%, 05/15/2038 305 415
4.63%, 02/15/2040 985 1,376
4.75%, 02/15/2037 285 395
4.75%, 02/15/2041 99 142
5.25%, 11/15/2028 409 523
5.25%, 02/15/2029 795 1,022
5.38%, 02/15/2031 1,100 1,481
6.00%, 02/15/2026 1,170 1,455
6.25%, 05/15/2030 1,270 1,782
6.38%, 08/15/2027 1,540 2,032
6.50%, 11/15/2026 1,000 1,298
6.63%, 02/15/2027 450 592
$ 319,595
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 548,582
Total Investments $ 905,641
Other Assets and Liabilities -  (6.11)% (52,184)
TOTAL NET ASSETS - 100.00% $ 853,457
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,146 or 0.84% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,297 or
0.85% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security purchased on a when-issued basis.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $6,980 or 0.82% of net assets.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.
Portfolio Summary  (unaudited)
Sector Percent
Government 42.45%
Mortgage Securities 27.69%
Money Market Funds 8.60%
Financial 8.44%
Consumer, Non-cyclical 4.45%
Communications 2.64%
Energy 2.36%
Utilities 2.25%
Industrial 2.12%
Technology 2.02%
Consumer, Cyclical 1.35%
Basic Materials 0.69%
Investment Companies 0.54%
Revenue Bonds 0.23%
General Obligation Unlimited 0.19%
Insured 0.09%
Other Assets and Liabilities
(6.11)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Bond Market Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2020 Purchases Sales May 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 170,674 $ 794,754 $ 895,596 $ 69,832
$ 170,674 $ 794,754 $ 895,596 $ 69,832
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Capital Securities Fund
May 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .36 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .07%
Invesco Preferred ETF
(a)
36,169 $ 546
iShares Preferred & Income Securities ETF
(a)
3,575 139
$ 685
Money Market Funds - 4 .29%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
8,915,776 8,916
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
34,556,509 34,557
$ 43,473
TOTAL INVESTMENT COMPANIES $ 44,158
CONVERTIBLE PREFERRED STOCKS
- 0 .14 % Shares Held Value (000's)
Banks - 0 .14%
Bank of America Corp 7.25%
(f)
1,000 $ 1,406
TOTAL CONVERTIBLE PREFERRED STOCKS $ 1,406
PREFERRED STOCKS - 2 .67 % Shares Held Value (000's)
Banks - 1 .10%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(a),(f)
98,028 $ 2,509
Fifth Third Bancorp 6.63%, 12/31/2023
(a),(f)
46,226 1,323
3 Month USD LIBOR + 3.71%
First Republic Bank/CA 5.13%, 06/30/2022
(f)
39,987 1,048
Fulton Financial Corp 5.13%, 01/15/2026
(f)
117,086 3,073
Huntington Bancshares Inc/OH 6.25%,
07/15/2021
(f)
75,416 1,920
KeyCorp 6.13%, 12/15/2026
(f)
3,224 98
3 Month USD LIBOR + 3.89%
Valley National Bancorp 6.25%, 06/30/2025
(a),(f)
20,342 574
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 12/15/2022
(a),(f)
24,861 640
$ 11,185
Diversified Financial Services - 0 .01%
Capital One Financial Corp 4.80%, 06/01/2025
(a),(f)
5,619 144
Electric - 0 .08%
Southern Co/The 0.00%, 01/30/2080
(e)
29,678 801
Gas - 0 .01%
NiSource Inc 6.50%, 03/15/2024
(a),(f)
1,753 49
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.63%
Insurance - 0 .23%
Assurant Inc 5.25%, 01/15/2061 40,000 1,063
Equitable Holdings Inc 5.25%, 12/15/2024
(f)
15,811 421
MetLife Inc 0.00%, 03/15/2025
(e),(f)
1,035 27
Prudential Financial Inc 4.13%, 09/01/2060 9,926 256
Voya Financial Inc 5.35%, 09/15/2029
(f)
20,252 568
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 2,335
Pipelines - 0 .38%
Enbridge Inc 6.38%, 04/15/2078 141,432 3,829
3 Month USD LIBOR + 3.59%
REITs - 0 .09%
Kimco Realty Corp 5.25%, 12/20/2022
(f)
992 26
PS Business Parks Inc 5.20%, 12/07/2022
(a),(f)
750 20
Public Storage 3.88%, 10/06/2025
(f)
1,200 31
Public Storage 4.88%, 09/12/2024
(a),(f)
29,046 792
$ 869
Sovereign - 0 .67%
CoBank ACB 6.13%, 10/01/2021
(f)
6,000 607
CoBank ACB 6.20%, 01/01/2025
(f)
10,000 1,095
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(f)
38,800 4,035
3 Month USD LIBOR + 4.56%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(f),(g)
10,000 1,070
3 Month USD LIBOR + 4.01%
$ 6,807
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 0 .10%
AT&T Inc 0.00%, 02/18/2025
(e),(f)
40,056 $ 1,025
TOTAL PREFERRED STOCKS $ 27,044
BONDS - 93 .75%
Principal
Amount (000's) Value (000's)
Banks - 50 .23%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(f),(g),(h),(i)
$ 1,900 $ 2,232
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.50%, 03/05/2025
(f),(h),(i)
9,400 10,222
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
4.75%, 11/12/2026
(f),(h),(i)
10,000 10,025
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
Bank of America Corp
6.25%, 09/05/2024
(f),(h)
2,000 2,222
3 Month USD LIBOR + 3.71%
6.30%, 03/10/2026
(f),(h)
2,000 2,321
3 Month USD LIBOR + 4.55%
6.50%, 10/23/2024
(f),(h)
3,000 3,397
3 Month USD LIBOR + 4.17%
Bank of New York Mellon Corp/The
3.61%, 09/20/2021
(f)
8,100 8,132
3 Month USD LIBOR + 3.42%
3.70%, 03/20/2026
(f),(h)
13,000 13,487
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.62%, 09/20/2026
(f),(h)
7,408 7,994
3 Month USD LIBOR + 3.13%
Bank of Nova Scotia/The
4.90%, 06/04/2025
(f),(h)
9,000 9,686
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
Barclays Bank PLC
6.28%, 12/15/2034
(f),(h)
5,450 7,266
3 Month USD LIBOR + 1.55%
10.18%, 06/12/2021
(g)
3,000 3,008
10.18%, 06/12/2021 900 902
Barclays PLC
8.00%, 06/15/2024
(f),(h),(i)
8,000 9,090
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
BNP Paribas SA
4.50%, 02/25/2030
(f),(g),(h),(i)
3,000 2,982
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
6.63%, 03/25/2024
(f),(h),(i)
800 878
USD Swap Rate NY 5 Year + 4.15%
7.20%, 06/25/2037
(f),(g),(h)
1,300 1,378
3 Month USD LIBOR + 1.29%
7.37%, 08/19/2025
(f),(g),(h),(i)
6,103 7,091
USD Swap Semi-Annual 5 Year + 5.15%
Citigroup Inc
3.88%, 02/18/2026
(f),(h)
9,500 9,571
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(f),(h)
4,900 4,998
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
6.25%, 08/15/2026
(f),(h)
1,478 1,716
3 Month USD LIBOR + 4.52%

Schedule of Investments
Capital Securities Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citizens Financial Group Inc
4.15%, 07/06/2021
(a),(f)
$ 9,490 $ 9,502
3 Month USD LIBOR + 3.96%
5.65%, 10/06/2025
(f),(h)
2,000 2,230
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.38%, 04/06/2024
(a),(f),(h)
3,500 3,745
3 Month USD LIBOR + 3.16%
Comerica Inc
5.63%, 07/01/2025
(f),(h)
13,000 14,423
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.29%
Corestates Capital III
0.73%, 02/15/2027
(g)
22,771 21,778
3 Month USD LIBOR + 0.57%
Credit Agricole SA
7.88%, 01/23/2024
(f),(h),(i)
2,300 2,596
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(f),(g),(h),(i)
7,232 8,764
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08/08/2023
(i)
600 663
Credit Suisse Group AG
4.50%, 09/03/2030
(f),(g),(h),(i)
3,700 3,599
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.55%
5.10%, 01/24/2030
(a),(f),(h),(i)
5,000 5,062
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
6.25%, 12/18/2024
(f),(g),(h),(i)
1,790 1,947
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 08/21/2026
(f),(g),(h),(i)
5,000 5,462
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 12/11/2023
(f),(g),(h),(i)
6,250 6,914
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
6.13%, 03/28/2024
(f),(h),(i)
6,600 7,046
USD Swap Semi-Annual 7 Year + 3.90%
Fifth Third Bancorp
4.50%, 09/30/2025
(f),(h)
2,200 2,395
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
Goldman Sachs Group Inc/The
3.80%, 05/10/2026
(f),(h)
3,000 3,005
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
4.95%, 02/10/2025
(f),(h)
1,000 1,062
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(a),(f),(h)
2,000 2,165
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(a),(f),(g),(h)
1,700 2,796
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(f),(h)
7,300 12,004
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 05/22/2027
(f),(h),(i)
3,000 3,308
USD Swap Rate NY 5 Year + 3.75%
6.38%, 09/17/2024
(f),(h),(i)
1,300 1,422
USD Swap Rate NY 5 Year + 3.71%
6.50%, 03/23/2028
(f),(h),(i)
500 570
USD Swap Rate NY 5 Year + 3.61%
6.87%, 06/01/2021
(f),(h),(i)
8,100 8,100
USD Swap Rate NY 5 Year + 5.51%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(f),(h)
$ 10,200 $ 10,902
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(f),(h)
8,800 10,217
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington Capital II
0.81%, 06/15/2028 2,400 2,215
3 Month USD LIBOR + 0.63%
ING Groep NV
5.75%, 11/16/2026
(f),(h),(i)
7,000 7,704
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(f),(h),(i)
500 556
USD Swap Semi-Annual 5 Year + 4.45%
JPMorgan Chase & Co
3.65%, 06/01/2026
(f),(h)
17,000 17,080
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
3.98%, 08/01/2021
(f)
5,000 5,006
3 Month USD LIBOR + 3.80%
4.60%, 02/01/2025
(f),(h)
2,000 2,040
Secured Overnight Financing Rate + 3.13%
6.10%, 10/01/2024
(f),(h)
4,128 4,479
3 Month USD LIBOR + 3.33%
6.75%, 02/01/2024
(f),(h)
2,025 2,226
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 09/15/2026
(f),(h)
3,875 4,326
3 Month USD LIBOR + 3.61%
KeyCorp Capital I
0.94%, 07/01/2028 2,000 1,899
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07/15/2029 1,500 1,918
Lloyds Bank PLC
12.00%, 12/16/2024
(f),(g),(h)
3,100 3,367
3 Month USD LIBOR + 11.76%
12.00%, 12/16/2024
(f),(h)
5,500 5,973
3 Month USD LIBOR + 11.76%
Lloyds Banking Group PLC
6.41%, 10/01/2035
(f),(g),(h)
1,200 1,625
3 Month USD LIBOR + 1.50%
7.50%, 06/27/2024
(f),(h),(i)
4,300 4,848
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 09/27/2025
(f),(h),(i)
6,250 7,238
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
5.12%, 11/01/2026
(f),(h)
4,000 4,390
3 Month USD LIBOR + 3.52%
6.45%, 02/15/2024
(f),(h)
1,300 1,424
3 Month USD LIBOR + 3.61%
Natwest Group PLC
2.52%, 09/30/2027
(f)
1,000 995
3 Month USD LIBOR + 2.32%
6.00%, 12/29/2025
(a),(f),(h),(i)
8,000 8,876
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(f),(h),(i)
1,000 1,176
USD Swap Semi-Annual 5 Year + 5.72%
8.62%, 08/15/2021
(f),(h),(i)
2,800 2,829
USD Swap Semi-Annual 5 Year + 7.60%

Schedule of Investments
Capital Securities Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Nordea Bank Abp
6.13%, 09/23/2024
(f),(g),(h),(i)
$ 4,300 $ 4,722
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(f),(g),(h),(i)
13,400 15,402
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 10/01/2026
(f),(h)
2,400 2,604
3 Month USD LIBOR + 3.20%
NTC Capital I
0.70%, 01/15/2027 1,250 1,219
3 Month USD LIBOR + 0.52%
NTC Capital II
0.77%, 04/15/2027 1,200 1,170
3 Month USD LIBOR + 0.59%
PNC Capital Trust C
0.76%, 06/01/2028 3,000 2,903
3 Month USD LIBOR + 0.57%
Regions Financial Corp
5.75%, 06/15/2025
(a),(f),(h)
1,000 1,110
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(f),(h),(i)
5,000 5,306
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
5.63%, 05/13/2022
(f),(h),(i)
200 207
USD Swap Semi-Annual 5 Year + 3.49%
Societe Generale SA
7.38%, 10/04/2023
(f),(g),(h),(i)
5,500 5,994
USD Swap Semi-Annual 5 Year + 4.30%
7.38%, 09/13/2021
(f),(g),(h),(i)
5,000 5,076
USD Swap Semi-Annual 5 Year + 6.24%
7.38%, 10/04/2023
(f),(h),(i)
3,000 3,269
USD Swap Semi-Annual 5 Year + 4.30%
8.00%, 09/29/2025
(f),(g),(h),(i)
3,500 4,112
USD Swap Rate NY 5 Year + 5.87%
Standard Chartered PLC
7.01%, 07/30/2037
(f),(g),(h)
7,800 10,686
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(f),(h)
3,600 4,932
3 Month USD LIBOR + 1.46%
7.50%, 04/02/2022
(f),(g),(h),(i)
3,300 3,444
USD Swap Semi-Annual 5 Year + 6.30%
7.75%, 04/02/2023
(f),(g),(h),(i)
1,000 1,091
USD Swap Semi-Annual 5 Year + 5.72%
SVB Financial Group
4.00%, 05/15/2026
(f),(h)
5,000 5,078
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.10%, 02/15/2031
(f),(h)
800 799
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.06%
Swedbank AB
6.00%, 03/17/2022
(f),(h),(i)
4,400 4,538
USD Swap Semi-Annual 5 Year + 4.11%
TCF National Bank
5.50%, 05/06/2030
(h)
2,000 2,132
3 Month USD LIBOR + 5.09%
Truist Bank
0.83%, 05/15/2027 4,500 4,376
3 Month USD LIBOR + 0.67%
0.83%, 03/15/2028 2,000 1,948
3 Month USD LIBOR + 0.65%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Financial Corp
4.80%, 09/01/2024
(f),(h)
$ 21,120 $ 22,466
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(f),(h)
2,800 3,046
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
UBS Group AG
3.88%, 06/02/2026
(f),(g),(h),(i),(j)
10,000 9,987
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.88%, 08/07/2025
(f),(h),(i)
9,200 10,442
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 01/31/2024
(f),(g),(h),(i)
1,400 1,543
USD Swap Semi-Annual 5 Year + 4.34%
Wells Fargo & Co
3.90%, 03/15/2026
(f),(h)
6,800 6,970
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
$ 509,037
Diversified Financial Services - 5 .57%
Ally Financial Inc
4.70%, 05/15/2026
(f),(h)
3,900 4,007
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(f),(h),(j)
1,200 1,210
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
American Express Co
3.47%, 09/15/2021
(f)
4,500 4,483
3 Month USD LIBOR + 3.29%
Capital One Financial Corp
3.99%, 09/01/2021
(a),(f)
4,000 4,000
3 Month USD LIBOR + 3.80%
Charles Schwab Corp/The
4.00%, 12/01/2030
(f),(h)
3,500 3,518
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.08%
4.00%, 06/01/2026
(f),(h)
7,000 7,280
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(f),(h)
9,620 10,654
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
7.00%, 02/01/2022
(a),(f),(h)
5,963 6,157
3 Month USD LIBOR + 4.82%
Depository Trust & Clearing Corp/The
3.35%, 06/15/2021
(f),(g)
6,000 6,000
3 Month USD LIBOR + 3.17%
Discover Financial Services
6.13%, 06/23/2025
(f),(h)
8,100 9,110
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
$ 56,419
Electric - 8 .34%
Dominion Energy Inc
4.65%, 12/15/2024
(f),(h)
21,800 22,972
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
5.75%, 10/01/2054
(h)
6,775 7,410
3 Month USD LIBOR + 3.06%
Duke Energy Corp
4.88%, 09/16/2024
(f),(h)
19,050 20,222
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%

Schedule of Investments
Capital Securities Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Emera Inc
6.75%, 06/15/2076
(h)
$ 12,500 $ 14,385
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(g),(h)
6,700 7,789
USD Swap Semi-Annual 5 Year + 5.88%
NextEra Energy Capital Holdings Inc
2.27%, 10/01/2066 3,341 3,074
3 Month USD LIBOR + 2.07%
2.31%, 06/15/2067 580 534
3 Month USD LIBOR + 2.13%
Southern Co/The
3.75%, 09/15/2051
(h)
1,800 1,828
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(h)
6,000 6,348
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
$ 84,562
Food - 0 .49%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(f),(g)
5,000 5,000
Gas - 0 .95%
NiSource Inc
5.65%, 06/15/2023
(f),(h)
9,195 9,632
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Hand & Machine Tools - 0 .12%
Stanley Black & Decker Inc
4.00%, 03/15/2060
(h)
1,100 1,171
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
Insurance - 20 .80%
ACE Capital Trust II
9.70%, 04/01/2030 2,570 3,895
Allstate Corp/The
5.75%, 08/15/2053
(h)
9,900 10,677
3 Month USD LIBOR + 2.94%
American International Group Inc
5.75%, 04/01/2048
(h)
13,077 14,813
3 Month USD LIBOR + 2.87%
8.18%, 05/15/2068
(h)
6,700 9,800
3 Month USD LIBOR + 4.20%
Aon Corp
8.21%, 01/01/2027 1,000 1,314
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(h)
2,000 2,290
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
6.38%, 12/14/2036
(f),(g),(h)
4,905 6,784
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 2,400 3,635
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(h)
12,100 13,975
3 Month USD LIBOR + 4.92%
Equitable Holdings Inc
4.95%, 09/15/2025
(f),(h)
1,400 1,505
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.74%
Everest Reinsurance Holdings Inc
2.54%, 05/01/2067 1,600 1,496
3 Month USD LIBOR + 2.39%
Hartford Financial Services Group Inc/The
2.28%, 02/12/2067
(g)
2,800 2,677
3 Month USD LIBOR + 2.13%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Legal & General Group PLC
5.25%, 03/21/2047
(h)
$ 4,700 $ 5,248
USD Swap Semi-Annual 5 Year + 3.69%
Liberty Mutual Group Inc
7.80%, 03/07/2087
(g)
6,100 7,973
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(g)
1,100 1,679
Lincoln National Corp
2.23%, 04/20/2067 3,245 2,693
3 Month USD LIBOR + 2.04%
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(g),(h)
1,000 1,128
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Capital Trust IV
7.88%, 12/15/2067
(g)
1,800 2,493
MetLife Inc
3.76%, 06/15/2021
(f)
1,167 1,169
3 Month USD LIBOR + 3.58%
3.85%, 09/15/2025
(f),(h)
6,200 6,464
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 700 893
3 Month USD LIBOR + 2.21%
9.25%, 04/08/2068
(g)
10,372 15,524
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 4,300 7,251
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
7.00%, 03/15/2072
(g),(h)
3,600 3,758
3 Month USD LIBOR + 5.90%
7.00%, 03/15/2072
(h)
2,500 2,609
3 Month USD LIBOR + 5.90%
Nationwide Financial Services Inc
6.75%, 05/15/2087 500 610
Nippon Life Insurance Co
2.75%, 01/21/2051
(g),(h)
3,600 3,483
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
5.00%, 10/18/2042
(g),(h)
1,525 1,601
3 Month USD LIBOR + 4.24%
5.10%, 10/16/2044
(h)
785 869
USD Swap Rate NY 5 Year + 3.65%
Prudential Financial Inc
3.70%, 10/01/2050
(h)
6,000 6,225
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
5.63%, 06/15/2043
(h)
9,380 10,137
3 Month USD LIBOR + 3.92%
5.88%, 09/15/2042
(h)
11,000 11,598
3 Month USD LIBOR + 4.18%
Sumitomo Life Insurance Co
3.38%, 04/15/2081
(g),(h)
5,000 5,062
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
6.50%, 09/20/2073
(a),(g),(h)
3,000 3,330
3 Month USD LIBOR + 4.44%
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(g),(h)
17,400 19,635
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Voya Financial Inc
4.70%, 01/23/2048
(h)
3,300 3,450
3 Month USD LIBOR + 2.08%
5.65%, 05/15/2053
(h)
10,800 11,472
3 Month USD LIBOR + 3.58%

Schedule of Investments
Capital Securities Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Voya Financial Inc   (continued)
6.13%, 09/15/2023
(f),(h)
$ 1,400 $ 1,512
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 210,727
Oil & Gas - 0 .49%
BP Capital Markets PLC
4.38%, 06/22/2025
(f),(h)
4,700 4,988
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
Pipelines - 4 .93%
Enbridge Inc
5.75%, 07/15/2080
(h)
5,000 5,488
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(h)
1,500 1,620
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(h)
7,000 7,604
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(h)
14,881 15,290
3 Month USD LIBOR + 3.03%
5.38%, 02/15/2078
(h)
1,300 1,317
3 Month USD LIBOR + 2.57%
Transcanada Trust
5.50%, 09/15/2079
(h)
12,500 13,578
Secured Overnight Financing Rate + 4.42%
5.63%, 05/20/2075
(h)
600 645
3 Month USD LIBOR + 3.53%
5.87%, 08/15/2076
(h)
4,000 4,440
3 Month USD LIBOR + 4.64%
$ 49,982
REITs - 0 .89%
Scentre Group Trust 2
4.75%, 09/24/2080
(a),(g),(h)
4,000 4,243
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(g),(h)
4,500 4,747
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 8,990
Sovereign - 0 .31%
CoBank ACB
6.25%, 10/01/2026
(f),(h)
1,000 1,120
3 Month USD LIBOR + 4.66%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(f),(g),(h)
1,900 2,071
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 3,191
Telecommunications - 0 .06%
Vodafone Group PLC
7.00%, 04/04/2079
(h)
500 602
USD Swap Semi-Annual 5 Year + 4.87%
Transportation - 0 .57%
BNSF Funding Trust I
6.61%, 12/15/2055
(h)
5,000 5,728
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 950,029
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0 .44%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 0 .44%
0.25%, 04/15/2023 $ 2,500 $ 2,505
0.38%, 03/31/2022 2,000 2,005
$ 4,510
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 4,510
Total Investments $ 1,027,147
Other Assets and Liabilities -  (1.36)% (13,806)
TOTAL NET ASSETS - 100.00% $ 1,013,341
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $17,644 or 1.74% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $18,266 or 1.80% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $241,047 or 23.79% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $206,333 or 20.36% of net assets.
(j) Security purchased on a when-issued basis.
Portfolio Summary  (unaudited)
Sector Percent
Financial 79 .06%
Utilities 9 .38%
Energy 5 .80%
Money Market Funds 4 .29%
Government 1 .42%
Industrial 0 .69%
Consumer, Non-cyclical 0 .49%
Communications 0 .16%
Investment Companies 0 .07%
Other Assets and Liabilities
( 1 .36 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Capital Securities Fund
May 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2020 Purchases Sales May 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 30,689 $ 376,914 $ 373,046 $ 34,557
$ 30,689 $ 376,914 $ 373,046 $ 34,557
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.95% Shares Held Value (000's)
Exchange-Traded Funds - 0.42%
Invesco S&P Global Water Index ETF
(a)
56,522 $ 3,029
SPDR S&P Global Natural Resources ETF 270,433 14,882
$ 17,911
Money Market Funds - 2.53%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
9,743,806 9,744
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
96,979,604 96,979
$ 106,723
TOTAL INVESTMENT COMPANIES $ 124,634
COMMON STOCKS - 53.77% Shares Held Value (000's)
Advertising - 0.03%
Clear Channel Outdoor Holdings Inc
(e)
596,711 $ 1,426
Agriculture - 0.59%
Archer-Daniels-Midland Co 73,199 4,870
Bunge Ltd 228,821 19,866
$ 24,736
Automobile Parts & Equipment - 0.05%
Georg Fischer AG 1,416 2,035
Biotechnology - 0.47%
Advanz Pharma Corp Ltd
(e),(f)
15,259 262
Corteva Inc 433,623 19,730
$ 19,992
Building Materials - 0.29%
American Woodmark Corp
(e)
10,783 937
Builders FirstSource Inc
(e)
32,646 1,454
Forterra Inc
(e)
6,636 155
Fortune Brands Home & Security Inc 9,203 950
Geberit AG 5,736 4,164
Louisiana-Pacific Corp 49,401 3,320
UFP Industries Inc 14,497 1,153
$ 12,133
Chemicals - 1.75%
CF Industries Holdings Inc 382,901 20,359
FMC Corp 40,728 4,753
ICL Group Ltd 713,824 5,072
Ingevity Corp
(e)
23,297 1,918
Lenzing AG
(e)
7,618 1,053
Mosaic Co/The 542,538 19,607
Nutrien Ltd 76,300 4,745
Olin Corp 49,294 2,410
Rayonier Advanced Materials Inc
(e)
89,960 695
Sociedad Quimica y Minera de Chile SA ADR 77,811 3,375
Tronox Holdings PLC 230,045 5,401
Yara International ASA 85,618 4,567
$ 73,955
Commercial Services - 2.13%
ALEATICA SAB de CV 6,264,028 6,403
Atlantia SpA
(e)
728,052 13,880
Atlas Arteria Ltd 6,176,098 29,165
CCR SA 1,819,300 4,807
Cengage Learning Holdings II Inc
(e)
2,772 55
Transurban Group 3,330,380 35,728
$ 90,038
Computers - 0.00%
IQOR US Inc
(e)
14,193 189
Consumer Products - 0.21%
Avery Dennison Corp 23,639 5,213
Kimberly-Clark Corp 27,037 3,532
$ 8,745
Cosmetics & Personal Care - 0.17%
Essity AB 105,799 3,662
Kao Corp 13,400 822
Unicharm Corp 68,000 2,700
$ 7,184
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 7.74%
ACEA SpA 14,627 $ 350
American Electric Power Co Inc 227,906 19,600
AusNet Services Ltd 12,996,314 17,598
Brookfield Renewable Corp
(a)
262,919 11,232
Clearway Energy Inc - Class C 588,412 15,787
CLP Holdings Ltd 712,000 7,347
CMS Energy Corp 78,724 4,939
CPFL Energia SA 1,355,100 7,533
EDP - Energias de Portugal SA 2,084,562 12,135
Enel SpA 413,431 4,100
Eversource Energy 92,943 7,546
Evoqua Water Technologies Corp
(e)
41,294 1,285
Exelon Corp 463,057 20,893
Hydro One Ltd
(g)
253,742 6,457
Iberdrola SA 734,735 10,128
Infraestructura Energetica Nova SAB de CV
(e)
2,093,827 8,626
National Grid PLC 2,197,277 29,329
NextEra Energy Inc 162,612 11,906
Orsted AS
(g)
21,886 3,347
Pinnacle West Capital Corp 83,357 7,050
PPL Corp 282,240 8,216
Public Service Enterprise Group Inc 263,491 16,368
Red Electrica Corp SA 473,831 9,487
Sempra Energy 125,571 17,014
Southern Co/The 334,916 21,408
Spark Infrastructure Group 5,046,785 8,487
SSE PLC 992,382 21,660
Terna SPA 1,392,810 10,643
Transmissora Alianca de Energia Eletrica SA 805,800 6,045
$ 326,516
Electrical Components & Equipment - 0.00%
Nihon Trim Co Ltd 1,600 52
Electronics - 0.12%
Badger Meter Inc 10,061 962
Halma PLC 111,352 4,110
$ 5,072
Energy - Alternate Sources - 0.51%
Array Technologies Inc
(e)
55,551 905
NEL ASA
(e)
603,182 1,319
NextEra Energy Partners LP 194,964 13,330
Stem Inc
(a),(e)
83,934 2,127
Sunnova Energy International Inc
(e)
126,236 3,686
$ 21,367
Engineering & Construction - 3.50%
Aena SME SA
(e),(g)
150,806 26,265
Auckland International Airport Ltd
(e)
855,661 4,518
Eiffage SA 101,607 11,211
Enav SpA
(e),(g)
3,065,145 14,262
Ferrovial SA 318,010 9,291
Flughafen Zurich AG
(e)
22,440 3,927
Fluor Corp
(e)
391,899 7,250
Fomento de Construcciones y Contratas SA 18,264 232
Grupo Aeroportuario del Pacifico SAB de CV
(e)
657,700 6,931
Sacyr SA 587,653 1,578
Stantec Inc 38,100 1,704
Sydney Airport
(e)
6,921,626 31,602
Vantage Towers AG
(e)
130,052 4,252
Vinci SA 215,944 24,547
$ 147,570
Entertainment - 0.00%
Cineworld Group PLC - Warrants
(e)
29,862 24
Environmental Control - 0.43%
China Water Affairs Group Ltd 288,000 224
Clean Harbors Inc
(e)
45,415 4,228
Covanta Holding Corp 324,627 4,808
Energy Recovery Inc
(e)
13,946 265
Kurita Water Industries Ltd 36,900 1,749
METAWATER Co Ltd 10,400 188

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control (continued)
Montrose Environmental Group Inc
(e)
4,798 $ 240
Nomura Micro Science Co Ltd 2,500 89
Pentair PLC 57,326 3,954
Tetra Tech Inc 18,625 2,225
$ 17,970
Food - 0.19%
Ingredion Inc 45,917 4,359
Wilmar International Ltd 1,043,200 3,775
$ 8,134
Forest Products & Paper - 2.49%
Acadian Timber Corp 103,062 1,566
BillerudKorsnas AB 33,432 662
Canfor Corp
(e)
186,234 4,614
Clearwater Paper Corp
(e)
14,008 400
Domtar Corp
(e)
41,658 2,259
Empresas CMPC SA 614,594 1,535
Holmen AB 40,219 1,841
Interfor Corp 194,546 5,020
International Paper Co 167,667 10,580
Mercer International Inc 84,601 1,255
Mondi PLC 324,035 8,751
Nine Dragons Paper Holdings Ltd 3,244,000 5,121
Oji Holdings Corp 1,079,100 6,462
Sappi Ltd
(e)
425,035 1,323
Smurfit Kappa Group PLC 133,300 7,062
Stora Enso Oyj 462,152 8,233
Sumitomo Forestry Co Ltd 76,300 1,553
Suzano SA
(e)
354,300 4,188
Svenska Cellulosa AB SCA 442,294 7,395
UPM-Kymmene Oyj 201,240 7,684
West Fraser Timber Co Ltd 200,217 15,406
Western Forest Products Inc 1,270,017 2,323
$ 105,233
Gas - 1.03%
Atmos Energy Corp 59,483 5,899
Enagas SA 499,307 11,728
NiSource Inc 237,462 6,055
Snam SpA 3,357,444 19,759
$ 43,441
Hand & Machine Tools - 0.03%
Franklin Electric Co Inc 13,247 1,111
Healthcare - Products - 0.05%
Hengan International Group Co Ltd 308,095 2,077
Healthcare - Services - 0.00%
Millennium Health LLC
(e),(f),(h)
20,580 22
Millennium Health LLC
(e),(f),(h)
19,318 19
$ 41
Holding Companies - Diversified - 0.03%
Peridot Acquisition Corp
(a),(e)
106,615 1,074
Home Builders - 0.41%
DR Horton Inc 82,241 7,837
Lennar Corp - A Shares 19,799 1,960
Persimmon PLC 41,100 1,838
PulteGroup Inc 37,967 2,194
Toll Brothers Inc 32,172 2,099
Tri Pointe Homes Inc
(e)
52,989 1,278
$ 17,206
Housewares - 0.10%
Scotts Miracle-Gro Co/The 19,432 4,224
Internet - 0.00%
Catalina Marketing Corp
(e)
3,965 7
Iron & Steel - 0.77%
ArcelorMittal SA 176,263 5,701
Fortescue Metals Group Ltd 221,878 3,789
Nippon Steel Corp 281,600 5,361
Nucor Corp 69,233 7,099
POSCO 16,530 5,287
COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel (continued)
Vale SA ADR 245,062 $ 5,274
$ 32,511
Lodging - 0.16%
Choice Hotels International Inc 19,016 2,299
City Developments Ltd 549,200 3,166
Travel + Leisure Co 19,160 1,248
$ 6,713
Machinery - Diversified - 0.44%
ANDRITZ AG 34,628 2,022
Duerr AG 25,894 1,066
Gorman-Rupp Co/The 6,491 234
Husqvarna AB 47,256 696
Interpump Group SpA 28,191 1,583
Kadant Inc 4,043 679
Lindsay Corp 3,750 617
Mueller Water Products Inc - Class A 54,654 791
Organo Corp 2,300 136
Valmet Oyj 47,467 2,059
Watts Water Technologies Inc 9,482 1,289
Xylem Inc/NY 62,257 7,354
$ 18,526
Media - 0.00%
Cumulus Media Inc
(e)
6 —
Metal Fabrication & Hardware - 0.12%
Advanced Drainage Systems Inc 17,127 1,943
Northwest Pipe Co
(e)
3,388 107
Reliance Worldwide Corp Ltd 272,677 1,089
Rexnord Corp 41,287 2,063
$ 5,202
Mining - 5.68%
Agnico Eagle Mines Ltd 73,800 5,314
Alamos Gold Inc 924,829 8,444
Anglo American PLC 408,767 18,146
AngloGold Ashanti Ltd ADR 207,492 4,932
Antofagasta PLC 166,188 3,638
Barrick Gold Corp 695,637 16,763
BHP Group Ltd 108,885 4,033
Coeur Mining Inc
(e)
1,013,594 10,541
First Quantum Minerals Ltd 376,558 9,367
Franco-Nevada Corp 38,500 5,759
Freeport-McMoRan Inc 494,761 21,137
Fresnillo PLC 325,525 4,151
Glencore PLC
(e)
1,019,014 4,635
Gold Fields Ltd ADR 505,684 6,124
Kinross Gold Corp 3,127,168 25,342
Kirkland Lake Gold Ltd 126,000 5,461
Korea Zinc Co Ltd 11,531 4,764
Lundin Mining Corp 199,748 2,145
MMC Norilsk Nickel PJSC ADR 132,023 4,680
MP Materials Corp
(a),(e)
130,809 3,673
Newcrest Mining Ltd 217,105 4,695
Newmont Corp 347,533 25,536
Polymetal International PLC 208,391 5,022
Polyus PJSC 44,201 4,810
Rio Tinto Ltd 42,061 3,990
Sibanye Stillwater Ltd 1,378,378 6,284
South32 Ltd 1,931,211 4,467
Southern Copper Corp 89,610 6,249
Sumitomo Metal Mining Co Ltd 85,800 3,832
Wheaton Precious Metals Corp 115,200 5,526
$ 239,460
Miscellaneous Manufacturers - 0.04%
Aalberts NV 33,213 1,891
Oil & Gas - 7.38%
BP PLC 1,015,346 4,423
California Resources Corp
(e)
201,683 5,851
California Resources Corp - Warrants
(e)
439 3
Canadian Natural Resources Ltd 151,100 5,234

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Chevron Corp 41,416 $ 4,299
CNX Resources Corp
(e)
324,551 4,420
Comstock Resources Inc
(e)
882,731 4,970
ConocoPhillips 433,989 24,191
Devon Energy Corp 590,309 15,679
Diamondback Energy Inc 81,820 6,551
Ecopetrol SA ADR 338,085 4,037
Empresas COPEC SA 169,525 1,687
Eni SpA 359,846 4,421
EOG Resources Inc 64,152 5,154
EQT Corp
(e)
830,039 17,331
Equinor ASA 718,116 15,623
Exxon Mobil Corp 76,176 4,446
Fieldwood Energy Inc
(e)
2,556 —
Fieldwood Energy LLC
(e),(f)
12,648 —
Gazprom PJSC ADR 714,061 5,069
Hess Corp 245,433 20,572
LUKOIL PJSC ADR 55,816 4,543
Marathon Petroleum Corp 390,446 24,129
Neste Oyj 62,654 4,132
Novatek PJSC 24,306 4,839
Occidental Petroleum Corp 721,859 18,739
Petroleo Brasileiro SA ADR 522,263 5,332
Phillips 66 130,845 11,020
Pioneer Natural Resources Co 138,593 21,093
Range Resources Corp
(e)
498,159 6,755
Reliance Industries Ltd
(g)
72,154 4,158
Repsol SA 327,611 4,383
Rosneft Oil Co PJSC 599,010 4,250
Royal Dutch Shell PLC - A Shares 205,030 3,913
Suncor Energy Inc 207,500 4,792
Tatneft PJSC ADR 99,367 3,987
TOTAL SE 88,914 4,147
Transocean Ltd
(e)
54,446 206
Valero Energy Corp 287,740 23,135
Vantage Drilling International
(e)
4,456 15
Woodside Petroleum Ltd 217,723 3,715
$ 311,244
Oil & Gas Services - 0.21%
Halliburton Co 189,719 4,259
Schlumberger NV 148,391 4,649
Select Energy Services Inc
(e)
21,473 122
$ 9,030
Packaging & Containers - 1.14%
Amcor PLC 378,570 4,467
DS Smith PLC 1,212,285 7,184
Graphic Packaging Holding Co 91,045 1,610
Greif Inc - Class A 13,939 860
Klabin SA
(e)
355,600 1,788
Packaging Corp of America 55,674 8,276
Sealed Air Corp 98,844 5,620
SIG Combibloc Group AG
(e)
227,390 6,015
Sonoco Products Co 25,420 1,717
Westrock Co 182,069 10,618
$ 48,155
Pipelines - 3.26%
APA Group 394,902 2,807
Cheniere Energy Inc
(e)
208,840 17,730
Enbridge Inc 877,741 33,764
Enterprise Products Partners LP 131,369 3,102
Gibson Energy Inc 797,395 15,756
Kinder Morgan Inc 593,067 10,877
Magellan Midstream Partners LP 69,019 3,402
Pembina Pipeline Corp 404,425 13,073
TC Energy Corp 720,360 36,798
$ 137,309
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 1.10%
ESR Cayman Ltd
(e),(g)
661,400 $ 2,113
Fabege AB 221,175 3,593
Mitsubishi Estate Co Ltd 675,400 11,080
New World Development Co Ltd 1,591,160 8,649
Sunac Services Holdings Ltd
(e),(g)
530,500 1,585
Vonovia SE 269,290 16,903
Wihlborgs Fastigheter AB 8,300 188
Zhongliang Holdings Group Co Ltd 3,554,700 2,265
$ 46,376
REITs - 8.74%
Agree Realty Corp 41,355 2,906
Alexandria Real Estate Equities Inc 48,377 8,624
Allied Properties Real Estate Investment Trust 100,100 3,675
American Homes 4 Rent 244,881 9,323
American Tower Corp 33,446 8,544
Ascendas Real Estate Investment Trust 1,216,100 2,673
AvalonBay Communities Inc 70,009 14,488
Camden Property Trust 62,165 7,794
CatchMark Timber Trust Inc 169,239 2,022
Centuria Industrial REIT 1,109,000 3,098
CFE Capital S de RL de CV 4,819,563 6,877
Cousins Properties Inc 152,153 5,643
Crown Castle International Corp 95,829 18,159
CubeSmart 96,948 4,245
Daiwa Office Investment Corp 616 4,332
Dexus 757,289 6,075
Equinix Inc 9,352 6,890
Essex Property Trust Inc 40,742 12,031
Extra Space Storage Inc 53,816 8,062
Federal Realty Investment Trust 35,568 4,067
Frasers Logistics & Commercial Trust 3,463,751 3,716
Gecina SA 26,313 4,206
Goodman Group 648,234 9,680
Industrial & Infrastructure Fund Investment Corp 1,200 2,146
Inmobiliaria Colonial Socimi SA 775,053 8,608
InterRent Real Estate Investment Trust 261,760 3,352
Invitation Homes Inc 412,812 14,973
Japan Metropolitan Fund Invest 2,992 2,993
Kilroy Realty Corp 125,205 8,791
Klepierre SA 106,900 3,104
Link REIT 601,870 5,806
Minto Apartment Real Estate Investment Trust
(g)
316,942 5,646
Nippon Prologis REIT Inc 2,367 7,328
Park Hotels & Resorts Inc
(e)
153,834 3,198
PotlatchDeltic Corp 137,758 8,293
Prologis Inc 191,564 22,574
Rayonier Inc 404,779 15,459
Regency Centers Corp 78,083 5,044
Rexford Industrial Realty Inc 162,880 8,996
Segro PLC 738,971 10,927
STORE Capital Corp 202,782 6,976
Summit Industrial Income REIT 251,747 3,330
Sun Communities Inc 61,122 10,233
Sunstone Hotel Investors Inc
(e)
181,500 2,280
UNITE Group PLC/The 374,880 6,030
United Urban Investment Corp 3,114 4,460
VICI Properties Inc 216,025 6,725
Warehouses De Pauw CVA 132,400 5,037
Welltower Inc 210,144 15,712
Weyerhaeuser Co 355,089 13,479
$ 368,630
Retail - 0.03%
Belk Inc
(e)
139 3
Gymboree Corp/The
(e)
17,842 5
Gymboree Holding Corp
(e)
48,577 12
Home Depot Inc/The 3,897 1,243
$ 1,263

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 0.05%
Skillsoft - Class A
(e)
14,073 $ 2,287
Skillsoft - Class A Warrants
(e)
282 —
Skillsoft - Class B
(e),(h)
192 36
Skillsoft - Class B Warrants
(e)
565 —
$ 2,323
Storage & Warehousing - 0.13%
Safestore Holdings PLC 414,951 5,550
Telecommunications - 0.08%
Eutelsat Communications SA 113,328 1,426
NEXTDC Ltd
(e)
160,900 1,367
Windstream
(e)
9,809 129
Windstream - Warrants
(e)
17,064 249
$ 3,171
Transportation - 0.66%
American Commercial Lines Inc
(e)
573 16
American Commercial Lines Inc - Warrants
(e)
603 17
East Japan Railway Co 119,200 8,431
Getlink SE 818,125 12,903
West Japan Railway Co 110,800 6,330
$ 27,697
Water - 1.46%
Aguas Andinas SA 12,379,166 2,358
American States Water Co 12,670 1,006
American Water Works Co Inc 49,692 7,703
Artesian Resources Corp 2,905 120
Beijing Enterprises Water Group Ltd
(e)
1,754,000 700
California Water Service Group 17,288 983
Cia de Saneamento Basico do Estado de Sao
Paulo ADR
117,357 902
Essential Utilities Inc 166,643 7,966
Guangdong Investment Ltd 988,000 1,472
Middlesex Water Co 5,999 516
Pennon Group PLC 144,941 2,170
Severn Trent PLC 441,283 15,338
SJW Group 9,033 582
Suez SA 140,258 3,416
United Utilities Group PLC 841,621 11,701
Veolia Environnement SA 143,120 4,513
York Water Co/The 4,482 226
$ 61,672
TOTAL COMMON STOCKS $ 2,268,275
PREFERRED STOCKS - 0.01% Shares Held Value (000's)
Transportation - 0.01%
American Commercial Lines Inc Preferred A
0.32%
2,133 $ 70
American Commercial Lines Inc Preferred A -
Anti-Dilution Warrants 0.00%, 04/30/2045
(e),(h)
8,972 3
American Commercial Lines Inc Preferred A -
Warrants 0.00%, 04/30/2045
(e)
2,243 74
American Commercial Lines Inc Preferred B
0.42%
2,428 89
American Commercial Lines Inc Preferred B -
Anti-Dilution Warrants 0.00%, 04/30/2045
(e),(h)
6,824 3
American Commercial Lines Inc Preferred B -
Warrants 0.00%, 04/30/2045
(e)
1,706 62
$ 301
TOTAL PREFERRED STOCKS $ 301
BONDS - 10.33%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 3.90%
BBCMS 2018-TALL Mortgage Trust
0.82%, 03/15/2037
(g)
$ 6,000 $ 5,970
1.00 x 1 Month USD LIBOR + 0.72%
BBCMS 2019-BWAY Mortgage Trust
1.06%, 11/15/2034
(g)
7,670 7,648
1.00 x 1 Month USD LIBOR + 0.96%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Benchmark 2019-B12 Mortgage Trust
1.06%, 08/15/2052
(i),(j)
$ 94,526 $ 5,917
2.26%, 08/15/2052 2,131 2,176
Benchmark 2019-B15 Mortgage Trust
0.83%, 12/15/2072
(i),(j)
16,034 889
2.00%, 12/15/2072 2,442 2,491
BF 2019-NYT Mortgage Trust
1.30%, 12/15/2035
(g)
5,950 5,960
1.00 x 1 Month USD LIBOR + 1.20%
BHP Trust 2019-BXHP
1.08%, 08/15/2036
(g)
5,122 5,121
1.00 x 1 Month USD LIBOR + 0.98%
BX Commercial Mortgage Trust 2019-XL
1.18%, 10/15/2036
(g)
12,553 12,571
1.00 x 1 Month USD LIBOR + 1.08%
BX Commercial Mortgage Trust 2020-BXLP
1.10%, 12/15/2036
(g)
2,793 2,793
1.00 x 1 Month USD LIBOR + 1.00%
BX Commercial Mortgage Trust 2021-VINO
0.76%, 05/15/2038
(g)
3,500 3,497
1.00 x 1 Month USD LIBOR + 0.65%
0.96%, 05/15/2038
(g)
3,500 3,498
1.00 x 1 Month USD LIBOR + 0.85%
BX Trust 2018-EXCL
1.19%, 09/15/2037
(g)
5,762 5,625
1.00 x 1 Month USD LIBOR + 1.09%
BX Trust 2019-CALM
0.98%, 11/15/2032
(g)
3,000 3,003
1.00 x 1 Month USD LIBOR + 0.88%
CGDB Commercial Mortgage Trust 2019-MOB
1.05%, 11/15/2036
(g)
6,500 6,502
1.00 x 1 Month USD LIBOR + 0.95%
Citigroup Commercial Mortgage Trust
2019-GC41
1.06%, 08/10/2056
(i),(j)
80,428 5,369
1.95%, 08/10/2056 1,084 1,103
Citigroup Commercial Mortgage Trust
2020-GC46
0.99%, 02/15/2053
(i),(j)
6,235 441
COMM 2013-CCRE8 Mortgage Trust
3.61%, 06/10/2046
(j)
525 554
COMM 2018-HCLV Mortgage Trust
1.10%, 09/15/2033
(g)
10,120 10,069
1.00 x 1 Month USD LIBOR + 1.00%
CORE 2019-CORE Mortgage Trust
0.98%, 12/15/2031
(g)
2,131 2,131
1.00 x 1 Month USD LIBOR + 0.88%
DROP Mortgage Trust 2021-FILE
1.25%, 04/15/2026
(g)
7,500 7,519
1.00 x 1 Month USD LIBOR + 1.15%
Freddie Mac Multifamily Structured Pass
Through Certificates
0.96%, 05/25/2026
(i),(j)
69,901 3,002
1.31%, 07/25/2026
(i),(j)
12,093 685
GS Mortgage Securities Corp Trust 2019-SMP
1.25%, 08/15/2032
(g)
4,000 4,000
1.00 x 1 Month USD LIBOR + 1.15%
GS Mortgage Securities Corp Trust 2019-SOHO
1.00%, 06/15/2036
(g)
3,000 3,000
1.00 x 1 Month USD LIBOR + 0.90%
JP Morgan Chase Commercial Mortgage
Securities Trust 2019-BKWD
1.10%, 09/15/2029
(g)
5,000 5,007
1.00 x 1 Month USD LIBOR + 1.00%
KKR Industrial Portfolio Trust 2021-KDIP
0.65%, 12/15/2037
(g)
1,143 1,142
1.00 x 1 Month USD LIBOR + 0.55%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
KNDL 2019-KNSQ Mortgage Trust
0.90%, 05/15/2036
(g)
$ 2,000 $ 2,001
1.00 x 1 Month USD LIBOR + 0.80%
Life 2021-BMR Mortgage Trust
0.80%, 03/15/2038
(g)
7,000 7,004
1.00 x 1 Month USD LIBOR + 0.70%
Merit 2020-Hill
1.25%, 08/15/2037
(g)
4,250 4,268
1.00 x 1 Month USD LIBOR + 1.15%
MHC Commercial Mortgage Trust 2021-MHC
0.90%, 04/15/2038
(g)
5,000 5,002
1.00 x 1 Month USD LIBOR + 0.80%
MHC Trust 2021-MHC2
1.20%, 05/15/2023
(g)
3,800 3,802
1.00 x 1 Month USD LIBOR + 1.10%
SFO Commercial Mortgage Trust 2021-555
1.25%, 05/15/2038
(g)
7,000 7,006
1.00 x 1 Month USD LIBOR + 1.15%
TPGI Trust 2021-DGWD
0.00%, 06/15/2026
(e),(g),(k)
2,500 2,500
1.00 x 1 Month USD LIBOR + 0.70%
0.00%, 06/15/2026
(e),(g),(k)
4,400 4,400
1.00 x 1 Month USD LIBOR + 0.90%
UBS-Barclays Commercial Mortgage Trust
2012-C3
3.09%, 08/10/2049 883 905
VASA Trust 2021-VASA
1.00%, 07/15/2039
(g)
10,000 10,003
1.00 x 1 Month USD LIBOR + 0.90%
$ 164,574
Electric - 0.01%
Pacific Gas and Electric Co
4.50%, 07/01/2040 523 513
Federal & Federally Sponsored Credit - 2.05%
Federal Farm Credit Banks Funding Corp
0.10%, 06/28/2021
(l)
3,800 3,800
1 Month USD LIBOR + 0.01%
0.10%, 09/23/2022 2,400 2,403
Secured Overnight Financing Rate + 0.09%
0.11%, 12/27/2021
(l)
11,000 11,001
1 Month USD LIBOR + 0.02%
0.12%, 01/12/2023
(l)
15,300 15,298
0.13%, 11/23/2022
(l)
2,500 2,500
0.13%, 03/09/2023
(l)
8,000 7,996
0.13%, 04/13/2023
(l)
4,400 4,397
0.13%, 04/27/2023
(l)
5,100 5,098
0.17%, 10/21/2022
(l)
1,200 1,200
0.17%, 11/30/2022
(l)
1,000 1,000
0.18%, 12/13/2021 2,100 2,102
1 Month USD LIBOR + 0.09%
0.24%, 11/05/2021
(l)
15,000 15,011
1 Month USD LIBOR + 0.13%
0.28%, 05/27/2022
(l)
12,000 12,025
Federal Reserve Bank Prime Loan Rate US
+ (2.97)%
0.34%, 01/18/2022
(l)
1,500 1,503
1 Month USD LIBOR + 0.24%
1.64%, 01/24/2023
(l)
1,100 1,110
$ 86,444
Finance - Mortgage Loan/Banker - 4.15%
Fannie Mae
0.12%, 03/04/2022
(l)
17,000 17,014
Secured Overnight Financing Rate + 0.22%
0.19%, 05/13/2022
(l)
7,000 7,010
Secured Overnight Financing Rate + 0.18%
0.24%, 05/06/2022
(l)
14,000 14,025
Secured Overnight Financing Rate + 0.23%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)
Fannie Mae   (continued)
0.33%, 10/22/2021 $ 1,000 $ 1,001
Secured Overnight Financing Rate + 0.32%
0.36%, 04/07/2022
(l),(m)
40,000 40,119
Secured Overnight Financing Rate + 0.35%
0.40%, 04/15/2022
(l)
10,000 10,034
Secured Overnight Financing Rate + 0.39%
Federal Home Loan Bank Discount Notes
0.01%, 09/17/2021
(l),(n)
5,000 5,000
Federal Home Loan Banks
0.07%, 11/10/2022
(l)
14,000 14,007
Secured Overnight Financing Rate + 0.07%
0.10%, 10/15/2021
(l)
14,000 14,002
1 Month USD LIBOR + 0.00%
2.00%, 09/09/2022
(l)
9,700 9,934
2.13%, 06/10/2022
(l)
5,000 5,105
Freddie Mac
0.16%, 12/09/2021
(l)
6,000 6,002
Secured Overnight Financing Rate + 0.15%
0.16%, 03/04/2022 2,000 2,002
Secured Overnight Financing Rate + 0.15%
0.20%, 06/02/2022
(l)
15,000 15,027
Secured Overnight Financing Rate + 0.19%
0.20%, 12/30/2022
(l)
9,000 8,998
0.30%, 02/06/2023
(l)
2,000 2,001
0.35%, 01/27/2023
(l)
3,600 3,601
$ 174,882
Media - 0.00%
iHeartCommunications Inc
8.38%, 05/01/2027 1 1
Sovereign - 0.22%
Colombia Government International Bond
3.13%, 04/15/2031 440 425
3.25%, 04/22/2032 325 313
Japanese Government CPI Linked Bond
0.10%, 03/10/2028 JPY 505 5
New Zealand Government Bond
1.75%, 05/15/2041 NZD 793 489
New Zealand Government Inflation Linked Bond
2.00%, 09/20/2025 6,672 5,442
2.50%, 09/20/2040 623 573
Panama Government International Bond
4.50%, 04/01/2056 $ 120 133
Romanian Government International Bond
3.62%, 05/26/2030 EUR 595 833
Spain Government Bond
3.45%, 07/30/2066
(g)
665 1,234
$ 9,447
TOTAL BONDS $ 435,861
COMMODITY INDEXED STRUCTURED
NOTES - 0.63%
Principal
Amount (000's) Value (000's)
Banks - 0.63%
Royal Bank of Canada; Dow Jones - UBS
Commodity Index Linked Note
0.06%, 05/26/2022
(g),(j)
$ 21,900 $ 26,441
TOTAL COMMODITY INDEXED STRUCTURED NOTES $ 26,441
SENIOR FLOATING RATE INTERESTS
- 7.52%
Principal
Amount (000's) Value (000's)
Advertising - 0.13%
Checkout Holding Corp
2.00%, PIK 9.50%, 08/15/2023
(o),(p)
$ 276 $ 138
3 Month USD LIBOR + 1.00%
8.50%, 02/15/2023
(o)
164 154
3 Month USD LIBOR + 7.50%
Clear Channel Outdoor Holdings Inc
3.69%, 08/07/2026
(o)
5,038 4,873
1 Month USD LIBOR + 3.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Advertising (continued)
Red Ventures LLC
2.59%, 11/08/2024
(o)
$ 375 $ 371
1 Month USD LIBOR + 2.50%
$ 5,536
Aerospace & Defense - 0.07%
Sequa Mezzanine Holdings LLC
5.00%, PIK 6.75%, 04/28/2024
(o),(p)
535 523
1 Month USD LIBOR + 10.75%
8.75%, 11/28/2023
(o)
1,516 1,520
1 Month USD LIBOR + 6.75%
TransDigm Inc
2.34%, 05/30/2025
(o)
473 466
1 Month USD LIBOR + 2.25%
2.34%, 12/24/2025
(o)
510 503
1 Month USD LIBOR + 2.25%
$ 3,012
Airlines - 0.16%
Allegiant Travel Co
3.16%, 02/05/2024
(o)
338 336
1 Month USD LIBOR + 3.00%
American Airlines Inc
2.09%, 04/28/2023
(o)
146 142
3 Month USD LIBOR + 2.00%
2.10%, 12/14/2023
(o)
240 232
3 Month USD LIBOR + 2.00%
5.50%, 03/10/2028
(o)
2,261 2,329
1 Month USD LIBOR + 4.75%
SkyMiles IP Ltd
4.75%, 09/16/2027
(o)
1,100 1,152
3 Month USD LIBOR + 3.75%
United Airlines Inc
4.50%, 04/14/2028
(o)
1,000 1,009
1 Month USD LIBOR + 3.75%
WestJet Airlines Ltd
4.00%, 12/11/2026
(o)
1,671 1,621
3 Month USD LIBOR + 3.00%
$ 6,821
Apparel - 0.03%
Birkenstock US BidCo Inc
0.00%, 04/27/2028
(o),(q)
561 561
1 Month USD LIBOR + 3.75%
Champ Acquisition Corp
5.73%, 12/19/2025
(o)
443 444
3 Month USD LIBOR + 5.50%
New Trojan Parent Inc
3.75%, 01/06/2028
(o)
335 334
1 Month USD LIBOR + 3.25%
$ 1,339
Automobile Parts & Equipment - 0.03%
Clarios Global LP
3.41%, 04/30/2026
(o)
1,299 1,292
1 Month USD LIBOR + 3.25%
Beverages - 0.07%
Triton Water Holdings Inc
4.00%, 03/17/2028
(o)
3,008 3,004
1 Month USD LIBOR + 3.50%
Building Materials - 0.03%
Cornerstone Building Brands Inc
3.75%, 03/26/2028
(o)
655 655
1 Month USD LIBOR + 3.25%
Quikrete Holdings Inc
2.61%, 01/31/2027
(o)
786 780
1 Month USD LIBOR + 2.50%
$ 1,435
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Casino Hotels - 0.14%
Golden Nugget LLC
3.25%, 10/04/2023
(o)
$ 6,144 $ 6,093
1 Month USD LIBOR + 2.50%
Chemicals - 0.08%
Alpha 3 BV
3.00%, 03/05/2028
(o)
308 307
1 Month USD LIBOR + 2.50%
ASP Unifrax Holdings Inc
3.95%, 12/12/2025
(o)
1,317 1,278
3 Month USD LIBOR + 3.75%
Ineos Petro
3.25%, 01/21/2026
(o)
425 423
1 Month USD LIBOR + 2.75%
INEOS US Finance LLC
2.09%, 03/31/2024
(o)
233 230
3 Month USD LIBOR + 2.00%
Innophos Holdings Inc
3.59%, 02/04/2027
(o)
709 705
1 Month USD LIBOR + 3.75%
Sparta US HoldCo LLC
0.00%, 04/28/2028
(o),(q)
185 185
Tronox Finance LLC
2.66%, 03/02/2028
(o)
25 25
3 Month USD LIBOR + 3.00%
$ 3,153
Commercial Services - 0.71%
Belron Finance Ltd
0.00%, 03/31/2028
(o),(q)
490 488
CCRR Parent Inc
5.00%, 03/05/2028
(o)
445 447
1 Month USD LIBOR + 4.25%
Fly Funding
1.92%, 08/09/2025
(o)
872 864
3 Month USD LIBOR + 1.75%
Garda World Security Corp
4.35%, 10/30/2026
(o)
356 356
1 Month USD LIBOR + 4.25%
Hertz Corp/The
3.50%, 06/30/2023
(o)
3,988 3,998
3 Month USD LIBOR + 2.75%
8.25%, 12/31/2021
(o)
2,479 2,483
1 Month USD LIBOR + 7.25%
HGIM Corp
7.00%, 07/02/2023
(o)
1,267 861
3 Month USD LIBOR + 6.00%
Indy US Bidco LLC
4.11%, 02/05/2028
(o)
240 241
1 Month USD LIBOR + 4.00%
PAREXEL International Corp
2.86%, 09/27/2024
(o)
6,040 5,989
3 Month USD LIBOR + 2.75%
Prime Security Services Borrower LLC
3.50%, 09/23/2026
(o)
2,660 2,658
1 Month USD LIBOR + 2.75%
Spin Holdco Inc
4.75%, 03/01/2028
(o)
500 499
1 Month USD LIBOR + 4.00%
Syniverse Holdings Inc
6.00%, 02/09/2023
(o)
2,778 2,740
3 Month USD LIBOR + 5.00%
10.00%, 02/09/2024
(o)
2,350 2,288
3 Month USD LIBOR + 9.00%
Team Health Holdings Inc
3.75%, 02/06/2024
(o)
1,168 1,124
3 Month USD LIBOR + 2.75%
Trans Union LLC
1.84%, 11/13/2026
(o)
440 438
1 Month USD LIBOR + 1.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Travelport Finance Luxembourg Sarl
9.00%, 02/28/2025
(o)
$ 1,553 $ 1,587
1 Month USD LIBOR + 7.00%
Verscend Holding Corp
4.11%, 08/27/2025
(o)
1,289 1,289
1 Month USD LIBOR + 4.00%
Wand NewCo 3 Inc
3.09%, 02/05/2026
(o)
1,230 1,216
1 Month USD LIBOR + 3.00%
WEX Inc
2.36%, 03/19/2028
(o)
465 463
1 Month USD LIBOR + 2.25%
$ 30,029
Computers - 0.20%
Ahead DB Holdings LLC
4.50%, 10/18/2027
(o)
766 765
1 Month USD LIBOR + 3.75%
Dell International LLC
2.00%, 09/19/2025
(o)
446 446
1 Month USD LIBOR + 1.75%
iQor US Inc
8.50%, 11/20/2024
(o)
160 160
1 Month USD LIBOR + 7.50%
8.50%, 11/20/2025
(o)
425 417
1 Month USD LIBOR + 7.50%
Magenta Buyer LLC
0.00%, 05/03/2028
(o),(q)
1,250 1,252
1 Month USD LIBOR + 5.00%
McAfee LLC
3.86%, 09/30/2024
(o)
1,834 1,834
3 Month USD LIBOR + 3.75%
NCR Corp
2.69%, 08/07/2026
(o)
484 478
1 Month USD LIBOR + 2.50%
NeuStar Inc
0.00%, 08/08/2024
(o),(q)
170 164
3 Month USD LIBOR + 4.50%
4.50%, 08/08/2024
(o)
968 936
3 Month USD LIBOR + 3.50%
Peraton Corp
4.50%, 02/01/2028
(o)
362 362
1 Month USD LIBOR + 3.75%
Perforce Software Inc
3.84%, 07/01/2026
(o)
412 407
1 Month USD LIBOR + 3.75%
Tempo Acquisition LLC
3.75%, 11/02/2026
(o)
1,172 1,174
1 Month USD LIBOR + 3.25%
$ 8,395
Consumer Products - 0.04%
Kronos Acquisition Holdings Inc
4.25%, 12/22/2026
(o)
1,503 1,490
1 Month USD LIBOR + 3.75%
Cosmetics & Personal Care - 0.09%
Conair Holdings LLC
4.25%, 05/12/2028
(o)
1,000 1,004
1 Month USD LIBOR + 3.75%
Journey Personal Care Corp
5.00%, 02/18/2028
(o)
900 902
1 Month USD LIBOR + 4.25%
Revlon Consumer Products Corp
4.25%, 07/21/2023
(o)
3,736 1,814
1 Month USD LIBOR + 3.50%
$ 3,720
Distribution & Wholesale - 0.01%
Core & Main LP
3.75%, 08/01/2024
(o)
203 202
3 Month USD LIBOR + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale (continued)
KAR Auction Services Inc
2.38%, 09/11/2026
(o)
$ 276 $ 270
1 Month USD LIBOR + 2.25%
$ 472
Diversified Financial Services - 0.04%
Avolon TLB Borrower 1 US LLC
2.25%, 02/12/2027
(o)
404 399
1 Month USD LIBOR + 1.50%
Ditech Holding Corp
0.00%, 06/30/2022
(e),(o)
1,011 197
3 Month USD LIBOR + 6.00%
FleetCor Technologies Operating Co LLC
1.86%, 04/21/2028
(o)
1,000 998
1 Month USD LIBOR + 1.75%
$ 1,594
Electric - 0.02%
Calpine Corp
2.09%, 08/12/2026
(o)
426 420
1 Month USD LIBOR + 2.00%
2.62%, 12/02/2027
(o)
274 273
1 Month USD LIBOR + 2.50%
Exgen Renewables IV LLC
3.76%, 12/11/2027
(o)
323 324
1 Month USD LIBOR + 2.75%
$ 1,017
Electronics - 0.03%
Ingram Micro Inc
0.00%, 03/30/2028
(o),(q)
930 930
TTM Technologies Inc
2.61%, 09/13/2024
(o)
408 409
3 Month USD LIBOR + 2.50%
$ 1,339
Engineering & Construction - 0.07%
AECOM
1.86%, 04/13/2028
(o)
750 748
1 Month USD LIBOR + 1.75%
Atlantic Aviation FBO Inc
3.85%, 12/06/2025
(o)
484 483
3 Month USD LIBOR + 3.75%
Brown Goup Holding LLC
0.00%, 04/22/2028
(o),(q)
1,750 1,747
$ 2,978
Entertainment - 0.42%
AMC Entertainment Holdings Inc
3.11%, 03/20/2026
(o)
779 716
3 Month USD LIBOR + 3.00%
Churchill Downs Inc
2.12%, 03/10/2028
(o)
606 601
1 Month USD LIBOR + 2.00%
Crown Finance US Inc
3.50%, 02/07/2025
(o)
252 219
1 Month USD LIBOR + 2.50%
3.75%, 09/30/2026
(o)
153 131
1 Month USD LIBOR + 2.75%
7.00%, 05/23/2024
(o)
120 151
Delta 2 Lux Sarl
3.50%, 02/01/2024
(o)
2,112 2,097
3 Month USD LIBOR + 2.50%
Lions Gate Capital Holdings LLC
2.36%, 03/24/2025
(o)
469 466
3 Month USD LIBOR + 2.25%
Merlin Entertainment
3.45%, 10/16/2026
(o)
272 263
3 Month USD LIBOR + 3.25%
3.45%, 11/12/2026
(o)
61 59
3 Month USD LIBOR + 3.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Metro-Goldwyn-Mayer Inc
2.60%, 07/03/2025
(o)
$ 1,295 $ 1,289
3 Month USD LIBOR + 2.50%
5.50%, 07/03/2026
(o)
500 500
3 Month USD LIBOR + 4.50%
Nascar Holdings LLC
2.86%, 10/19/2026
(o)
1,629 1,625
3 Month USD LIBOR + 2.75%
PCI Gaming Authority
2.61%, 05/29/2026
(o)
737 733
1 Month USD LIBOR + 2.50%
Penn National Gaming Inc
3.00%, 10/15/2025
(o)
644 643
3 Month USD LIBOR + 2.25%
Scientific Games International Inc
2.84%, 08/14/2024
(o)
1,376 1,361
1 Month USD LIBOR + 2.75%
SeaWorld Parks & Entertainment Inc
3.75%, 04/01/2024
(o)
2,139 2,120
3 Month USD LIBOR + 3.00%
Stars Group Holdings BV
3.70%, 06/27/2025
(o)
3,336 3,346
3 Month USD LIBOR + 3.50%
William Morris Endeavor Entertainment LLC
2.85%, 05/16/2025
(o)
1,289 1,254
3 Month USD LIBOR + 2.75%
$ 17,574
Environmental Control - 0.05%
GFL Environmental Inc
3.50%, 05/30/2025
(o)
1,948 1,952
1 Month USD LIBOR + 3.00%
Food - 0.10%
Atkins Nutritionals Holdings Inc
4.75%, 07/07/2024
(o)
659 661
1 Month USD LIBOR + 3.75%
Bellring Brands LLC
4.75%, 10/21/2024
(o)
1,192 1,200
1 Month USD LIBOR + 4.00%
CHG PPC Parent LLC
2.84%, 03/30/2025
(o)
239 238
3 Month USD LIBOR + 2.75%
Froneri US Inc
2.34%, 01/29/2027
(o)
174 171
1 Month USD LIBOR + 2.25%
5.84%, 01/28/2028
(o)
500 505
1 Month USD LIBOR + 5.75%
Shearer's Foods LLC
4.25%, 09/23/2027
(o)
672 672
1 Month USD LIBOR + 4.00%
US Foods Inc
1.84%, 06/27/2023
(o)
502 498
1 Month USD LIBOR + 1.75%
Utz Quality Foods LLC
3.11%, 01/20/2028
(o)
309 309
1 Month USD LIBOR + 3.00%
$ 4,254
Food Service - 0.02%
8th Avenue Food & Provisions Inc
3.59%, 09/19/2025
(o)
631 630
3 Month USD LIBOR + 3.50%
Forest Products & Paper - 0.03%
Asplundh Tree Expert LLC
1.86%, 09/07/2027
(o)
1,129 1,126
1 Month USD LIBOR + 1.75%
Hand & Machine Tools - 0.03%
Alliance Laundry Systems LLC
4.25%, 09/30/2027
(o)
740 741
1 Month USD LIBOR + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Hand & Machine Tools (continued)
Apex Tool Group LLC
6.50%, 08/01/2024
(o)
$ 608 $ 609
3 Month USD LIBOR + 5.50%
$ 1,350
Healthcare - Products - 0.14%
Carestream Health Inc
5.50%, PIK 8.00%, 08/08/2023
(o),(p)
627 609
1 Month USD LIBOR + 4.50%
7.75%, 05/08/2023
(o)
1,254 1,253
1 Month USD LIBOR + 6.75%
CPI Holdco LLC
4.11%, 11/04/2026
(o)
363 364
1 Month USD LIBOR + 4.00%
Insulet Corp
3.75%, 04/28/2028
(o)
1,000 1,000
1 Month USD LIBOR + 3.25%
LifeScan Global Corp
6.20%, 10/01/2024
(o)
235 231
3 Month USD LIBOR + 6.00%
Viant Medical Holdings Inc
3.84%, 07/02/2025
(o)
1,180 1,142
3 Month USD LIBOR + 3.75%
Vyaire Medical Inc
5.75%, 04/11/2025
(o)
1,418 1,201
3 Month USD LIBOR + 4.75%
$ 5,800
Healthcare - Services - 0.54%
ADMI Corp
3.25%, 12/23/2027
(o)
607 602
1 Month USD LIBOR + 3.25%
AHP Health Partners Inc
4.75%, 06/30/2025
(o)
1,653 1,654
1 Month USD LIBOR + 3.75%
ATI Holdings Acquisition Inc
4.50%, 05/10/2023
(o)
641 640
3 Month USD LIBOR + 3.50%
BW NHHC Holdco Inc
5.16%, 05/15/2025
(o)
1,315 1,216
3 Month USD LIBOR + 5.00%
Catalent Pharma Solutions Inc
2.50%, 02/22/2028
(o)
484 485
1 Month USD LIBOR + 2.00%
Envision Healthcare Corp
3.84%, 10/10/2025
(o)
1,391 1,184
3 Month USD LIBOR + 3.75%
Eyecare Partners LLC
3.86%, 02/05/2027
(o)
93 92
1 Month USD LIBOR + 3.75%
Gentiva Health Services Inc
2.94%, 07/02/2025
(o)
1,002 1,000
1 Month USD LIBOR + 2.75%
Global Medical Response Inc
5.75%, 09/24/2025
(o)
1,495 1,501
1 Month USD LIBOR + 4.75%
HCA Inc
1.84%, 03/13/2025
(o)
290 290
1 Month USD LIBOR + 1.75%
1.84%, 03/18/2026
(o)
329 329
1 Month USD LIBOR + 1.75%
Heartland Dental LLC
3.59%, 04/18/2025
(o)
121 119
3 Month USD LIBOR + 3.75%
LifePoint Health Inc
3.86%, 11/14/2025
(o)
6,162 6,159
1 Month USD LIBOR + 3.75%
Lonza Group AG
0.00%, 04/28/2028
(o),(q)
418 417

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
MMM Holdings LLC
6.75%, 10/30/2026
(o)
$ 928 $ 929
1 Month USD LIBOR + 5.75%
Onex TSG Intermediate Corp
5.50%, 02/23/2028
(o)
315 314
1 Month USD LIBOR + 4.75%
Phoenix Guarantor Inc
3.34%, 03/05/2026
(o)
993 982
1 Month USD LIBOR + 3.25%
PPD Inc
2.75%, 01/13/2028
(o)
719 718
1 Month USD LIBOR + 2.25%
Quorum Health Corp
9.25%, 04/29/2025
(o)
341 346
3 Month USD LIBOR + 8.25%
Select Medical Corp
2.37%, 03/06/2025
(o)
1,248 1,238
3 Month USD LIBOR + 2.50%
Surgery Center Holdings Inc
4.50%, 09/03/2026
(o)
1,870 1,872
1 Month USD LIBOR + 3.75%
US Radiology Specialists Inc
6.25%, 12/10/2027
(o)
599 601
1 Month USD LIBOR + 5.50%
$ 22,688
Home Furnishings - 0.04%
Mattress Firm Inc
6.25%, 11/24/2027
(o)
717 726
1 Month USD LIBOR + 5.25%
Weber-Stephen Products LLC
4.00%, 10/20/2027
(o)
996 997
1 Month USD LIBOR + 3.25%
$ 1,723
Insurance - 0.09%
Acrisure LLC
3.70%, 02/12/2027
(o)
1,038 1,027
1 Month USD LIBOR + 3.50%
Alliant Holdings Intermediate LLC
0.00%, 10/08/2027
(o),(q)
750 751
1 Month USD LIBOR + 3.75%
3.34%, 05/09/2025
(o)
908 900
1 Month USD LIBOR + 3.25%
BroadStreet Partners Inc
3.34%, 01/27/2027
(o)
613 607
1 Month USD LIBOR + 3.25%
HUB International Ltd
2.90%, 04/25/2025
(o)
266 264
1 Month USD LIBOR + 2.75%
4.00%, 04/25/2025
(o)
319 319
1 Month USD LIBOR + 3.25%
$ 3,868
Internet - 0.05%
Arches Buyer Inc
3.75%, 12/06/2027
(o)
349 348
1 Month USD LIBOR + 3.25%
CNT Holdings I Corp
4.50%, 10/16/2027
(o)
1,500 1,502
1 Month USD LIBOR + 3.75%
Uber Technologies Inc
3.61%, 04/04/2025
(o)
329 329
1 Month USD LIBOR + 3.50%
$ 2,179
Leisure Products & Services - 0.16%
Alterra Mountain Co
2.84%, 07/31/2024
(o)
1,013 996
1 Month USD LIBOR + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
Callaway Golf Co
4.59%, 01/02/2026
(o)
$ 432 $ 434
3 Month USD LIBOR + 4.50%
Carnival Corp
0.00%, 06/30/2025
(o),(q)
560 562
ClubCorp Holdings Inc
2.95%, 08/16/2024
(o)
2,465 2,363
3 Month USD LIBOR + 2.75%
Equinox Holdings Inc
4.00%, 03/08/2024
(o)
1,485 1,414
3 Month USD LIBOR + 3.00%
Life Time Inc
5.75%, 12/10/2024
(o)
998 1,000
1 Month USD LIBOR + 4.75%
$ 6,769
Leisure Time - 0.02%
SRAM LLC
0.00%, 05/12/2028
(o),(q)
1,000 1,001
Lodging - 0.15%
Boyd Gaming Corp
2.31%, 09/15/2023
(o)
1,672 1,669
3 Month USD LIBOR + 2.25%
Caesars Resort Collection LLC
2.84%, 12/22/2024
(o)
2,038 2,021
3 Month USD LIBOR + 2.75%
4.61%, 07/20/2025
(o)
995 998
1 Month USD LIBOR + 4.50%
CityCenter Holdings LLC
3.00%, 04/18/2024
(o)
578 573
3 Month USD LIBOR + 2.25%
Hilton Worldwide Finance LLC
0.00%, 05/19/2028
(o),(q)
500 501
3 Month USD LIBOR + 0.00%
1.84%, 06/18/2026
(o)
399 395
3 Month USD LIBOR + 1.75%
$ 6,157
Machinery - Construction & Mining - 0.09%
TNT Crane & Rigging Inc
7.50%, 10/16/2024
(o)
2,993 3,105
1 Month USD LIBOR + 6.50%
Vertiv Group Corp
2.86%, 03/02/2027
(o)
740 737
1 Month USD LIBOR + 2.75%
$ 3,842
Machinery - Diversified - 0.02%
Altra Industrial Motion Corp
2.13%, 10/01/2025
(o)
359 358
3 Month USD LIBOR + 2.00%
Gardner Denver Inc
2.86%, 03/01/2027
(o)
263 263
1 Month USD LIBOR + 2.75%
Vertical US Newco Inc
4.48%, 06/30/2027
(o)
244 244
1 Month USD LIBOR + 4.25%
$ 865
Media - 0.40%
Altice Financing SA
2.93%, 07/15/2025
(o)
798 786
3 Month USD LIBOR + 2.75%
2.95%, 01/06/2026
(o)
232 229
3 Month USD LIBOR + 2.75%
CSC Holdings LLC
2.35%, 07/17/2025
(o)
723 715
3 Month USD LIBOR + 2.25%
2.60%, 04/27/2027
(o)
2,065 2,051
1 Month USD LIBOR + 2.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Diamond Sports Group LLC
3.35%, 08/24/2026
(o)
$ 2,410 $ 1,725
1 Month USD LIBOR + 3.25%
GCI LLC
0.00%, 10/15/2025
(o),(q)
233 233
1 Month USD LIBOR + 2.75%
Gray Television Inc
2.36%, 02/07/2024
(o)
323 321
3 Month USD LIBOR + 2.25%
2.61%, 01/02/2026
(o)
387 385
3 Month USD LIBOR + 2.50%
Houghton Mifflin Harcourt Publishers Inc
7.25%, 11/19/2024
(o)
497 497
1 Month USD LIBOR + 6.25%
iHeartCommunications Inc
3.09%, 05/01/2026
(o)
1,190 1,177
1 Month USD LIBOR + 3.00%
LCPR Loan Financing LLC
3.85%, 10/15/2028
(o)
395 396
1 Month USD LIBOR + 3.75%
McGraw Hill LLC
5.75%, 11/01/2024
(o)
1,824 1,829
1 Month USD LIBOR + 4.75%
Meredith Corp
5.25%, 01/31/2025
(o)
432 441
1 Month USD LIBOR + 4.25%
Nexstar Broadcasting Inc
2.34%, 01/17/2024
(o)
963 960
3 Month USD LIBOR + 2.25%
2.61%, 09/18/2026
(o)
966 962
1 Month USD LIBOR + 2.75%
Nielsen Finance LLC
2.09%, 10/04/2023
(o)
477 477
3 Month USD LIBOR + 2.00%
Radiate Holdco LLC
4.25%, 09/11/2026
(o)
399 399
1 Month USD LIBOR + 3.50%
Sinclair Television Group Inc
2.37%, 01/03/2024
(o)
251 249
3 Month USD LIBOR + 2.25%
Univision Communications Inc
3.75%, 03/15/2024
(o)
303 303
3 Month USD LIBOR + 2.75%
Virgin Media Bristol LLC
2.60%, 01/31/2028
(o)
811 806
1 Month USD LIBOR + 2.50%
WideOpenWest Finance LLC
4.25%, 08/18/2023
(o)
387 385
3 Month USD LIBOR + 3.25%
Ziggo Financing Partnership
2.60%, 04/17/2028
(o)
1,436 1,422
1 Month USD LIBOR + 2.50%
$ 16,748
Miscellaneous Manufacturers - 0.01%
Gates Global LLC
3.50%, 02/19/2027
(o)
502 500
1 Month USD LIBOR + 2.75%
Office & Business Equipment - 0.01%
Pitney Bowes Inc
4.12%, 03/12/2028
(o)
331 332
1 Month USD LIBOR + 4.00%
Oil & Gas - 0.18%
CITGO Petroleum Corp
7.25%, 03/28/2024
(o)
462 464
1 Month USD LIBOR + 6.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Delek US Holdings Inc
2.34%, 03/30/2025
(o)
$ 440 $ 429
3 Month USD LIBOR + 2.25%
6.50%, 03/30/2025
(o)
1,156 1,159
1 Month USD LIBOR + 5.50%
Fieldwood Energy LLC
0.00%, 04/11/2022
(e),(o)
8,736 3,756
3 Month USD LIBOR + 5.25%
0.00%, 04/11/2023
(e),(o)
3,648 177
3 Month USD LIBOR + 7.25%
9.75%, 08/04/2021
(o)
128 132
3 Month USD LIBOR + 8.75%
Gulf Finance LLC
6.25%, 08/25/2023
(o)
1,480 1,255
3 Month USD LIBOR + 5.25%
$ 7,372
Oil & Gas Services - 0.03%
PGS ASA
7.71%, 03/19/2024
(o)
1,572 1,421
1 Month USD LIBOR + 7.00%
Packaging & Containers - 0.07%
Berry Global Inc
1.84%, 07/01/2026
(o)
930 921
1 Month USD LIBOR + 1.75%
Kloeckner Pentaplast of America Inc
5.25%, 02/04/2026
(o)
463 462
1 Month USD LIBOR + 4.75%
Pactiv Evergreen Group Holdings Inc
2.86%, 02/05/2023
(o)
742 740
1 Month USD LIBOR + 2.75%
Plaze Inc
4.50%, 08/03/2026
(o)
619 617
1 Month USD LIBOR + 3.75%
TricorBraun
3.75%, 01/29/2028
(o)
371 368
3 Month USD LIBOR + 3.25%
3.75%, 03/01/2028
(o)
3 3
3 Month USD LIBOR + 3.25%
$ 3,111
Pharmaceuticals - 0.46%
Amneal Pharmaceuticals LLC
3.62%, 05/04/2025
(o)
679 668
3 Month USD LIBOR + 3.50%
Bausch Health Americas Inc
2.86%, 11/14/2025
(o)
1,048 1,042
3 Month USD LIBOR + 2.75%
3.09%, 05/19/2025
(o)
4,548 4,528
3 Month USD LIBOR + 3.00%
Change Healthcare Holdings LLC
3.50%, 03/01/2024
(o)
1,559 1,558
1 Month USD LIBOR + 2.50%
Gainwell Acquisition Corp
4.75%, 08/17/2027
(o)
1,862 1,863
1 Month USD LIBOR + 4.00%
Grifols Worldwide Operations USA Inc
2.06%, 11/15/2027
(o)
919 910
1 Month USD LIBOR + 2.00%
Jazz Financing Lux Sarl
4.00%, 04/21/2028
(o)
2,000 2,008
1 Month USD LIBOR + 3.50%
Mallinckrodt International Finance SA
5.50%, 09/24/2024
(o)
4,530 4,352
3 Month USD LIBOR + 2.75%
6.25%, 02/24/2025
(o)
995 957
3 Month USD LIBOR + 3.00%
Organon & Co
0.00%, 04/08/2028
(o),(q)
1,500 1,498
$ 19,384

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 0.07%
BCP Renaissance Parent LLC
4.50%, 10/31/2024
(o)
$ 459 $ 449
3 Month USD LIBOR + 3.50%
Blackstone CQP Holdco LP
3.69%, 09/30/2024
(o)
967 966
3 Month USD LIBOR + 3.50%
Buckeye Partners LP
2.36%, 11/01/2026
(o)
588 585
1 Month USD LIBOR + 2.25%
Traverse Midstream Partners LLC
6.50%, 09/21/2024
(o)
1,135 1,131
1 Month USD LIBOR + 5.50%
$ 3,131
Real Estate - 0.06%
Brookfield Retail Holdings VII Sub 3 LLC
3.09%, 08/27/2023
(o)
1,956 1,927
3 Month USD LIBOR + 3.00%
Realogy Group LLC
1.86%, 02/08/2025
(o)
291 289
1 Month USD LIBOR + 2.25%
3.00%, 02/08/2025
(o)
105 104
3 Month USD LIBOR + 2.25%
$ 2,320
REITs - 0.02%
Blackstone Mortgage Trust Inc
2.36%, 04/23/2026
(o)
976 967
1 Month USD LIBOR + 2.25%
Retail - 0.36%
1011778 BC ULC
1.84%, 11/14/2026
(o)
1,090 1,073
1 Month USD LIBOR + 1.75%
Academy Ltd
4.50%, 10/28/2027
(o)
750 753
1 Month USD LIBOR + 5.00%
Belk Inc
5.00%, 07/31/2025
(o)
1,018 716
8.50%, 07/31/2025
(o)
232 232
1 Month USD LIBOR + 7.50%
BJ's Wholesale Club Inc
2.09%, 02/03/2024
(o)
71 71
1 Month USD LIBOR + 2.00%
CWGS Group LLC
3.50%, 11/08/2023
(o)
2,913 2,892
3 Month USD LIBOR + 2.75%
EG America LLC
4.20%, 02/07/2025
(o)
30 30
3 Month USD LIBOR + 4.00%
IRB Holding Corp
0.00%, 11/19/2027
(o),(q)
1,000 999
1 Month USD LIBOR + 3.25%
LS Group OpCo Acquistion LLC
4.25%, 10/26/2027
(o)
748 748
1 Month USD LIBOR + 3.50%
Petsmart Inc
4.50%, 01/28/2028
(o)
5,160 5,176
3 Month USD LIBOR + 3.75%
Serta Simmons Bedding LLC
8.50%, 08/10/2023
(o)
61 61
1 Month USD LIBOR + 7.50%
8.50%, 08/10/2023
(o)
1,486 1,417
1 Month USD LIBOR + 7.50%
SRS Distribution Inc
3.09%, 05/23/2025
(o)
394 393
3 Month USD LIBOR + 3.25%
Staples Inc
5.18%, 04/09/2026
(o)
466 455
3 Month USD LIBOR + 5.00%
$ 15,016
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors - 0.02%
Bright Bidco BV
4.50%, 06/30/2024
(o)
$ 100 $ 76
3 Month USD LIBOR + 3.50%
MACOM Technology Solutions Holdings Inc
2.36%, 05/17/2024
(o)
68 68
3 Month USD LIBOR + 2.25%
Ultra Clean Holdings Inc
3.86%, 08/27/2025
(o)
894 895
1 Month USD LIBOR + 3.75%
$ 1,039
Software - 0.98%
Apttus Corp
5.00%, 04/28/2028
(o)
1,652 1,661
1 Month USD LIBOR + 4.25%
athenahealth Inc
4.41%, 02/11/2026
(o)
442 443
1 Month USD LIBOR + 4.25%
Blackboard Inc
7.00%, 06/28/2024
(o)
1,711 1,709
1 Month USD LIBOR + 6.00%
Boxer Parent Co Inc
3.86%, 10/02/2025
(o)
285 284
1 Month USD LIBOR + 3.75%
BY Crown Parent LLC
4.00%, 01/31/2026
(o)
345 344
1 Month USD LIBOR + 3.00%
Camelot Finance SA
3.09%, 10/30/2026
(o)
449 448
1 Month USD LIBOR + 3.00%
Cengage Learning Inc
5.25%, 06/07/2023
(o)
2,058 2,056
3 Month USD LIBOR + 4.25%
Ceridian HCM Holding Inc
2.56%, 04/04/2025
(o)
764 754
1 Month USD LIBOR + 2.50%
DTI Holdco Inc
5.75%, 09/30/2023
(o)
346 333
3 Month USD LIBOR + 4.75%
Dun & Bradstreet Corp/The
3.34%, 02/06/2026
(o)
1,288 1,284
1 Month USD LIBOR + 3.25%
Dynatrace LLC
2.34%, 08/08/2025
(o)
167 167
1 Month USD LIBOR + 2.25%
Epicor Software Corp
4.00%, 07/30/2027
(o)
2,902 2,898
1 Month USD LIBOR + 3.25%
Finastra USA Inc
4.51%, 06/13/2024
(o)
2,325 2,294
3 Month USD LIBOR + 3.50%
Greeneden US Holdings II LLC
4.75%, 10/08/2027
(o)
2,755 2,759
1 Month USD LIBOR + 4.00%
Greenway Health LLC
4.75%, 02/16/2024
(o)
314 295
3 Month USD LIBOR + 4.25%
IGT Holding IV AB
0.00%, 03/23/2028
(o),(q)
1,260 1,258
1 Month USD LIBOR + 3.75%
Informatica LLC
3.34%, 02/14/2027
(o)
2,843 2,825
1 Month USD LIBOR + 3.25%
MA FinanceCo LLC
2.84%, 06/21/2024
(o)
437 431
3 Month USD LIBOR + 2.50%
5.25%, 05/29/2025
(o)
256 258
1 Month USD LIBOR + 4.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Playtika Holding Corp
0.00%, 03/05/2028
(o),(q)
$ 385 $ 383
1 Month USD LIBOR + 2.75%
Precisely
5.00%, 03/19/2028
(o)
1,500 1,493
3 Month USD LIBOR + 4.25%
Project Ruby Ultimate Parent Corp
4.00%, 03/03/2028
(o)
250 249
1 Month USD LIBOR + 3.25%
Rackspace Technology Global Inc
3.50%, 02/03/2028
(o)
4,025 4,005
1 Month USD LIBOR + 2.75%
RealPage Inc
3.75%, 02/18/2028
(o)
675 674
1 Month USD LIBOR + 3.25%
Riverbed Technology Inc
7.00%, 12/31/2025
(o)
1,755 1,666
1 Month USD LIBOR + 6.00%
Seattle SpinCo Inc
2.84%, 06/21/2024
(o)
2,951 2,914
3 Month USD LIBOR + 2.50%
Software Luxembourg Acquisition Sarl
8.50%, 12/27/2024
(o)
463 474
1 Month USD LIBOR + 7.50%
8.50%, 04/27/2025
(o)
1,499 1,494
1 Month USD LIBOR + 7.50%
Sophia LP
4.50%, 10/07/2027
(o)
1,045 1,048
1 Month USD LIBOR + 3.75%
SS&C Technologies Inc
1.84%, 04/16/2025
(o)
276 273
1 Month USD LIBOR + 1.75%
1.84%, 04/16/2025
(o)
208 206
1 Month USD LIBOR + 1.75%
1.84%, 04/16/2025
(o)
779 771
1 Month USD LIBOR + 1.75%
TIBCO Software Inc
3.88%, 06/30/2026
(o)
318 316
1 Month USD LIBOR + 3.75%
UKG Inc
3.84%, 05/03/2026
(o)
1,221 1,222
3 Month USD LIBOR + 3.75%
4.00%, 05/04/2026
(o)
441 441
1 Month USD LIBOR + 3.25%
Xperi Holding Corp
4.21%, 06/01/2025
(o)
142 143
1 Month USD LIBOR + 4.00%
Zelis Payments Buyer Inc
3.61%, 09/30/2026
(o)
522 520
1 Month USD LIBOR + 3.50%
ZoomInfo LLC
3.11%, 02/02/2026
(o)
563 563
1 Month USD LIBOR + 3.00%
$ 41,356
Telecommunications - 0.93%
Altice France SA/France
3.87%, 01/31/2026
(o)
310 308
3 Month USD LIBOR + 3.69%
4.15%, 08/14/2026
(o)
2,914 2,909
3 Month USD LIBOR + 4.00%
Avaya Inc
0.00%, 12/15/2027
(o),(q)
223 223
4.35%, 12/15/2027
(o)
2,324 2,330
1 Month USD LIBOR + 4.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
CommScope Inc
3.34%, 04/06/2026
(o)
$ 1,256 $ 1,250
3 Month USD LIBOR + 3.25%
6.50%, 09/06/2024
(o)
5,910 5,873
3 Month USD LIBOR + 3.25%
Delta Topco Inc
4.50%, 10/07/2027
(o)
1,500 1,502
1 Month USD LIBOR + 3.75%
Frontier Communications Holdings LLC
4.50%, 10/08/2027
(o)
1,638 1,635
1 Month USD LIBOR + 3.75%
Gogo Intermediate Holdings LLC
4.50%, 04/21/2028
(o)
1,000 996
1 Month USD LIBOR + 3.75%
GTT Communications BV
8.48%, 12/28/2021
(o)
30 31
1 Month USD LIBOR + 5.00%
Intelsat Jackson Holdings SA
6.50%, 07/13/2022
(o)
2,746 2,760
1 Month USD LIBOR + 5.50%
7.89%, 11/27/2023
(o)
5,816 5,902
1 Month USD LIBOR + 3.75%
8.63%, 01/02/2024
(o)
1,425 1,448
Intrado Corp
4.50%, 10/10/2024
(o)
291 281
3 Month USD LIBOR + 3.50%
5.00%, 10/10/2024
(o)
3,843 3,737
3 Month USD LIBOR + 4.00%
Iridium Satellite LLC
3.75%, 11/04/2026
(o)
1,573 1,577
1 Month USD LIBOR + 2.75%
Maxar Technologies Ltd
2.84%, 10/05/2024
(o)
3,751 3,706
1 Month USD LIBOR + 2.75%
Metronet Systems Holdings LLC
0.00%, 05/26/2028
(o),(q)
900 900
0.00%, 05/26/2028
(o),(q)
100 100
MLN US Holdco LLC
4.61%, 11/30/2025
(o)
356 315
3 Month USD LIBOR + 4.50%
Plantronics Inc
2.61%, 07/02/2025
(o)
812 799
3 Month USD LIBOR + 2.50%
Windstream Services II LLC
7.25%, 08/11/2027
(o)
383 383
1 Month USD LIBOR + 6.25%
Zayo Group Holdings Inc
3.11%, 02/19/2027
(o)
196 194
1 Month USD LIBOR + 3.00%
$ 39,159
Transportation - 0.02%
Genesee & Wyoming Inc
2.20%, 11/06/2026
(o)
307 306
1 Month USD LIBOR + 2.00%
XPO Logistics Inc
1.86%, 02/24/2025
(o)
394 392
1 Month USD LIBOR + 1.75%
$ 698
TOTAL SENIOR FLOATING RATE INTERESTS $ 317,051
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 24.28%
Principal
Amount (000's) Value (000's)
U.S. Cash Management Bill - 0.10%
0.02%, 09/14/2021
(n)
$ 4,000 $ 4,000

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury - 8.82%
0.05%, 04/30/2023
(l),(r)
$ 45,500 $ 45,503
US Treasury 3 Month Bill Money Market
Yield + 0.07%
0.06%, 01/31/2023
(l)
147,500 147,548
US Treasury 3 Month Bill Money Market
Yield + 0.10%
0.07%, 07/31/2022
(l)
63,000 63,029
US Treasury 3 Month Bill Money Market
Yield + 0.11%
0.07%, 10/31/2022
(l)
74,000 74,040
US Treasury 3 Month Bill Money Market
Yield + 0.11%
0.13%, 04/30/2022
(l)
25,000 25,023
US Treasury 3 Month Bill Money Market
Yield + 0.11%
0.13%, 02/28/2023
(l)
3,000 3,000
0.13%, 04/30/2023
(l)
8,400 8,397
1.13%, 08/15/2040 1,495 1,241
1.38%, 11/15/2040 4,375 3,795
1.88%, 02/15/2041 370 351
$ 371,927
U.S. Treasury Bill - 0.47%
0.02%, 06/22/2021
(n)
2,000 2,000
0.02%, 08/19/2021
(l),(n)
9,000 9,000
0.03%, 11/18/2021
(l),(n)
6,000 5,999
0.05%, 08/12/2021
(n)
1,000 1,000
0.09%, 06/17/2021
(n)
1,000 1,000
0.09%, 07/08/2021
(n)
1,000 1,000
$ 19,999
U.S. Treasury Inflation-Indexed Obligations - 14.89%
0.13%, 04/15/2022 8,819 9,079
0.13%, 07/15/2022 21,158 22,046
0.13%, 01/15/2023 24,419 25,628
0.13%, 07/15/2024 20,008 21,752
0.13%, 10/15/2024 17,695 19,263
0.13%, 04/15/2025 10,680 11,649
0.13%, 10/15/2025 11,403 12,548
0.13%, 04/15/2026 17,206 18,918
0.13%, 07/15/2026 16,633 18,412
0.13%, 01/15/2030 21,033 23,135
0.13%, 07/15/2030
(r)
18,518 20,446
0.13%, 01/15/2031 14,998 16,459
0.13%, 02/15/2051 3,973 4,168
0.25%, 01/15/2025 11,605 12,689
0.25%, 07/15/2029 15,662 17,488
0.25%, 02/15/2050 8,412 9,121
0.38%, 07/15/2023 23,203 24,871
0.38%, 07/15/2025 18,746 20,828
0.38%, 01/15/2027 18,470 20,652
0.38%, 07/15/2027 15,755 17,737
0.50%, 04/15/2024 14,341 15,597
0.50%, 01/15/2028
(r)
21,521 24,324
0.63%, 04/15/2023 17,091 18,191
0.63%, 01/15/2024 22,892 24,874
0.63%, 01/15/2026 16,072 18,054
0.63%, 02/15/2043 7,195 8,371
0.75%, 07/15/2028 20,037 23,138
0.75%, 02/15/2042 9,069 10,801
0.75%, 02/15/2045 11,554 13,809
0.88%, 01/15/2029 12,521 14,570
0.88%, 02/15/2047 7,352 9,130
1.00%, 02/15/2046 5,792 7,328
1.00%, 02/15/2048 4,705 6,052
1.00%, 02/15/2049 5,653 7,321
1.38%, 02/15/2044 9,950 13,375
1.75%, 01/15/2028 4,949 6,033
2.00%, 01/15/2026 8,068 9,607
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
2.13%, 02/15/2040 $ 3,807 $ 5,597
2.13%, 02/15/2041 6,224 9,233
2.38%, 01/15/2025 6,468 7,603
2.38%, 01/15/2027 7,567 9,378
2.50%, 01/15/2029 4,345 5,632
3.38%, 04/15/2032 3,352 4,958
3.63%, 04/15/2028 5,760 7,835
3.88%, 04/15/2029 306 433
$ 628,133
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,024,059
TOTAL PURCHASED OPTIONS - 0.00% $ 77
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.06% $ 2,480
Total Investments $ 4,199,179
Other Assets and Liabilities -  0.45% 18,826
TOTAL NET ASSETS - 100.00% $ 4,218,005
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $19,334 or 0.46% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $19,964 or 0.47% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $232,550 or 5.51% of net assets.
(h) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(i) Security is an Interest Only Strip.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Security purchased on a when-issued basis.
(l) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(m) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $30,089 or 0.71% of net assets.
(n) Rate shown is the discount rate of the original purchase.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(q) This Senior Floating Rate Note will settle after May 31, 2021, at which time the interest rate will be determined.
(r) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $12,185 or 0.29% of net assets.

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Government 30.70%
Energy 11.64%
Basic Materials 10.80%
Financial 10.68%
Utilities 10.26%
Industrial 7.27%
Consumer, Non-cyclical 5.96%
Mortgage Securities 3.90%
Money Market Funds 2.53%
Consumer, Cyclical 2.42%
Communications 1.62%
Technology 1.26%
Investment Companies 0.42%
Purchased Interest Rate Swaptions 0.06%
Diversified 0.03%
Purchased Options 0.00%
Other Assets and Liabilities
0.45%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales May 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 69,408 $ 2,345,756 $ 2,318,185 $ 96,979
$ 69,408 $ 2,345,756 $ 2,318,185 $ 96,979
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Advanz Pharma Corp Ltd 08/08/2018 $ 209 $ 262 0.00%
Fieldwood Energy LLC 04/05/2018-08/29/2018 329 — 0.00%
Millennium Health LLC 03/15/2016 — 22 0.00%
Millennium Health LLC 03/15/2016 — 19 0.00%
Total $ 303 0.00%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - EUR versus GBP Citigroup Inc 1 EUR 1,245 EUR 0.88 08/09/2021 $ 28 $ 4 $ (24)
Put - 90 Day Eurodollar Future;
September 2022
N/A 46 $ 115 $ 99.50 09/13/2021 1 1 —
Put - 90 Day Eurodollar Future;
September 2022
N/A 78 195 $ 99.63 09/13/2021 5 5 —
Put - 90 Day Eurodollar Future;
September 2023
N/A 78 195 $ 99.50 09/13/2021 24 63 39
Put - US 10 Year Note Future;
September 2021
N/A 18 18 $ 130.50 06/28/2021 8 3 (5)
Put - US 5 Year Note Future;
September 2021
N/A 39 39 $ 122.50 06/28/2021 11 1 (10)
Total $ 77 $ 77 $ —

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2021 (unaudited)
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 90 Day Eurodollar Future;
September 2022
N/A 78 $ 195 $ 99.75 09/13/2021 $ (8) $ (11) $ (3)
Put - 90 Day Eurodollar Future;
September 2023
N/A 78 195 $ 99.38 09/13/2021 (16) (45) (29)
Put - US 10 Year Note Future;
September 2021
N/A 18 18 $ 130.00 06/28/2021 (5) (1) 4
Put - US 5 Year Note Future;
September 2021
N/A 13 13 $ 123.00 06/28/2021 (5) (1) 4
Total $ (34) $ (58) $ (24)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 10,630 1.60% 02/25/2025 $ 58 $ 59 $ 1
Call - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 13,110 1.71% 03/05/2025 71 81 10
Call - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 18,510 1.62% 02/25/2025 103 105 2
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,490 3.09% 12/07/2038 69 147 78
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 3.05% 01/11/2029 31 52 21
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,120 1.50% 02/26/2025 59 27 (32)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,956 2.98% 03/08/2024 90 187 97
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,330 2.95% 03/13/2024 60 125 65
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 3.08% 01/30/2029 31 53 22
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 505 1.28% 06/05/2025 27 10 (17)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 740 0.89% 05/01/2025 40 9 (31)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,280 2.60% 04/08/2026 72 88 16
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 505 1.42% 06/06/2025 27 11 (16)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 280 1.42% 06/06/2025 19 6 (13)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 410 2.99% 04/28/2038 19 38 19
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 130 2.86% 02/23/2039 7 12 5
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 560 3.04% 01/12/2029 32 52 20
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 7,750 1.20% 04/29/2022 76 94 18
Call - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,480 1.53% 04/06/2022 36 57 21
Call - 5 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,050 1.39% 04/11/2022 75 91 16
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 10,630 1.60% 02/25/2025 53 66 13
Put - 1 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 13,110 1.71% 03/05/2025 70 76 6
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 18,510 1.62% 02/25/2025 103 114 11
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 560 3.08% 01/30/2029 32 23 (9)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month JPY LIBOR Pay JPY 758,545 1.10% 06/30/2022 103 — (103)

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2021 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 1,120 1.50% 02/26/2025 $ 59 $ 104 $ 45
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,490 3.09% 12/07/2038 69 58 (11)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,956 2.98% 03/08/2024 90 40 (50)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,330 2.95% 03/13/2024 60 28 (32)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 560 3.05% 01/11/2029 32 24 (8)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,390 2.25% 08/09/2022 33 23 (10)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 280 1.42% 06/06/2025 12 28 16
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 505 1.42% 06/06/2025 27 51 24
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 505 1.28% 06/05/2025 27 55 28
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 740 0.89% 05/01/2025 40 101 61
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,280 2.60% 04/08/2026 72 61 (11)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 320 2.50% 06/21/2024 4 12 8
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 130 2.86% 02/23/2039 7 6 (1)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,010 2.25% 08/03/2022 54 32 (22)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 410 2.99% 04/28/2038 19 17 (2)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,330 2.50% 06/21/2024 54 48 (6)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 560 3.04% 01/12/2029 32 24 (8)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,960 2.50% 06/14/2024 89 71 (18)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,390 3.80% 06/08/2021 54 — (54)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,210 2.85% 05/10/2022 128 29 (99)
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 4,670 0.15% 11/16/2021 33 23 (10)
Put - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive $ 2,480 1.53% 04/06/2022 36 17 (19)
Put - 5 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,050 1.39% 04/11/2022 74 45 (29)
Total $ 2,468 $ 2,480 $ 12
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 1,590 3.05% 03/13/2029 $ (85) $ (149) $ (64)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,245 1.53% 09/09/2021 (37) (33) 4
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,780 2.01% 03/02/2023 (68) (71) (3)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,150 1.62% 02/22/2022 (30) (21) 9
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,220 1.25% 01/28/2022 (28) (8) 20
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,245 1.35% 02/23/2022 (51) (31) 20
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,000 1.44% 01/10/2023 (65) (33) 32

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2021 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 1,100 1.25% 01/03/2023 $ (36) $ (13) $ 23
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,190 0.72% 06/30/2021 (31) — 31
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,050 1.78% 10/15/2021 (22) (25) (3)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,330 1.00% 01/28/2022 (18) (4) 14
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 985 1.24% 12/19/2022 (32) (11) 21
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 110 0.74% 05/03/2022 (3) — 3
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 985 1.23% 12/19/2022 (32) (11) 21
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 915 1.06% 10/12/2022 (31) (7) 24
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,140 0.74% 05/03/2022 (40) (3) 37
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,970 0.52% 03/04/2022 (18) (21) (3)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 11,740 0.57% 03/24/2022 (39) (48) (9)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 11,700 0.51% 03/02/2022 (37) (39) (2)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 9,250 0.41% 02/24/2022 (22) (19) 3
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 5,970 0.56% 03/22/2022 (20) (24) (4)
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 17,470 0.49% 03/03/2022 (50) (53) (3)
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 14,160 0.51% 01/11/2022 (42) (51) (9)
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 11,630 0.90% 04/29/2022 (52) (66) (14)
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 34,330 2.40% 06/02/2021 (62) — 62
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,390 2.75% 08/09/2022 (17) (11) 6
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,150 1.62% 02/22/2022 (31) (33) (2)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,390 3.25% 08/09/2022 (8) (5) 3
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,100 1.25% 01/03/2023 (37) (82) (45)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,590 3.05% 03/13/2029 (84) (67) 17
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,810 2.75% 05/10/2022 (140) (25) 115
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,000 1.44% 01/10/2023 (65) (124) (59)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 2,330 0.70% 05/16/2023 (63) (52) 11
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 1,220 1.25% 01/28/2022 (29) (61) (32)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,930 3.87% 06/08/2021 (57) — 57
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,245 2.03% 09/09/2021 (44) (11) 33
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,070 1.05% 06/14/2021 (15) (52) (37)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,950 2.10% 01/07/2022 (44) (17) 27
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,780 2.01% 03/02/2023 (68) (62) 6
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,670 1.00% 06/02/2021 (71) (246) (175)

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2021 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 1,950 2.15% 01/11/2022 $ (45) $ (16) $ 29
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,245 1.85% 02/23/2022 (57) (60) (3)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 915 1.06% 10/12/2022 (31) (76) (45)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,330 1.50% 01/28/2022 (18) (44) (26)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 985 1.24% 12/19/2022 (32) (73) (41)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,050 1.78% 10/15/2021 (23) (12) 11
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 7,110 1.35% 07/13/2021 (86) (167) (81)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 985 1.23% 12/19/2022 (33) (74) (41)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,190 0.72% 06/30/2021 (31) (97) (66)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,230 1.60% 03/04/2022 (22) (37) (15)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 100 1.05% 06/14/2021 (2) (5) (3)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,140 0.74% 05/03/2022 (39) (113) (74)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 110 0.74% 05/03/2022 (5) (11) (6)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 160 2.25% 08/21/2024 (3) (8) (5)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,790 1.60% 03/07/2022 (18) (54) (36)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,230 1.60% 03/01/2022 (23) (37) (14)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,935 1.60% 03/07/2022 (33) (59) (26)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 440 1.00% 06/02/2021 (7) (23) (16)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 680 1.15% 01/11/2022 (10) (38) (28)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 2.75% 08/03/2022 (27) (15) 12
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 3.25% 08/03/2022 (13) (7) 6
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.00% 06/14/2024 (54) (44) 10
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.00% 06/21/2024 (32) (30) 2
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,730 2.25% 08/21/2024 (51) (82) (31)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.50% 06/21/2024 (19) (19) —
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.50% 06/14/2024 (33) (28) 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 8,490 0.25% 09/07/2021 (14) (1) 13
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,190 0.00% 06/15/2021 (6) — 6
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,200 0.00% 06/21/2021 (5) — 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,570 0.00% 06/22/2021 (6) — 6
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,400 0.00% 06/28/2021 (6) — 6
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,570 0.00% 07/02/2021 (5) — 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,630 0.00% 07/20/2021 (5) — 5

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2021 (unaudited)
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 2,130 0.00% 06/15/2021 $ (6) $ — $ 6
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,500 0.05% 07/06/2021 (5) — 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 4,870 0.05% 06/11/2021 (12) — 12
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 5,970 0.52% 03/04/2022 (17) (12) 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 5,880 0.15% 08/10/2021 (8) — 8
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 3,330 0.15% 08/10/2021 (4) — 4
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 11,740 0.57% 03/24/2022 (38) (24) 14
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 9,250 0.75% 02/28/2022 (22) (9) 13
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 5,970 0.56% 03/22/2022 (20) (12) 8
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 11,700 0.51% 03/02/2022 (37) (24) 13
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 17,470 0.49% 03/03/2022 (51) (39) 12
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay EUR 3,140 0.08% 06/01/2021 (9) — 9
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay $ 14,160 0.51% 01/11/2022 (40) (18) 22
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 26,790 0.44% 05/19/2022 (103) (73) 30
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 3,330 0.60% 09/07/2021 (17) (62) (45)
Total $ (2,907) $ (3,092) $ (185)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; June 2022 Short 25 $ 6,238 $ (3)
Brent Crude; September 2021
(a)
Long 293 20,202 738
Cocoa; July 2021
(a)
Short 905 21,829 46
Coffee 'C'; July 2021
(a)
Long 9 548 51
Copper; July 2021
(a)
Long 180 21,049 3,812
Corn; July 2021
(a)
Long 5 164 23
Corn; September 2021
(a)
Long 1,028 29,465 3,378
Cotton No.2; July 2021
(a)
Short 171 7,021 (6)
Euro Bond 10 Year Bond; June 2021 Short 33 6,839 41
Euro Buxl 30 Year Bond; June 2021 Short 7 1,720 29
Euro Schatz; June 2021 Short 107 14,620 8
Euro-BTP; June 2021 Long 27 4,851 (2)
Feeder Cattle; August 2021
(a)
Short 244 18,465 601
Gasoline RBOB; July 2021
(a)
Long 439 39,400 168
Gold 100 oz; August 2021
(a)
Long 158 30,104 575
KC HRW Wheat; July 2021
(a)
Short 663 20,329 571
Lean Hogs; August 2021
(a)
Long 331 15,388 1,065
Live Cattle; August 2021
(a)
Short 95 4,507 83
LME Lead; December 2021
(a)
Short 42 2,321 (468)
LME Lead; June 2021
(a)
Short — — 994
LME Nickel; December 2021
(a)
Long 95 10,347 458
LME Nickel; June 2021
(a)
Short — — (1,212)
LME PRI Alum; December 2021
(a)
Long 120 7,488 927
LME PRI Alum; June 2021
(a)
Short — — 518
LME Zinc; December 2021
(a)
Short 117 8,992 (163)
LME Zinc; July 2021
(a)
Short — — (13)
LME Zinc; June 2021
(a)
Short — — 111
Low Sulphur Gasoline; July 2021
(a)
Short 20 1,138 (19)
Low Sulphur Gasoline; September 2021
(a)
Short 37 2,113 (173)
Natural Gas; April 2022
(a)
Short 907 23,999 (880)
Natural Gas; July 2021
(a)
Long 178 5,315 (40)

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2021 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Natural Gas; March 2022
(a)
Long 907 $ 27,446 $ 798
NY Harb ULSD; July 2021
(a)
Long 195 16,694 205
Palladium; September 2021
(a)
Short 74 20,943 505
Platinum; July 2021
(a)
Short 344 20,337 693
Short Term Euro-BTP; June 2021 Long 94 12,967 10
Silver; July 2021
(a)
Long 201 28,154 456
Silver; September 2021
(a)
Long 18 2,524 34
Soybean Meal; July 2021
(a)
Short 289 11,430 (289)
Soybean Oil; December 2021
(a)
Long 380 13,404 2,920
Soybean Oil; July 2021
(a)
Long 14 553 90
Soybean; July 2021
(a)
Long 55 4,209 68
Soybean; November 2021
(a)
Long 187 12,835 225
Sugar #11; July 2021
(a)
Short 389 7,563 (27)
UK 10 Year Gilt; September 2021 Short 10 1,806 (3)
US 10 Year Note; September 2021 Short 141 18,603 14
US 10 Year Ultra Note; September 2021 Short 40 5,798 12
US 5 Year Note; September 2021 Long 100 12,385 17
US Ultra Bond; September 2021 Long 2 371 —
Wheat; July 2021
(a)
Short 24 796 (40)
WTI Crude; July 2021
(a)
Long 575 38,468 1,151
Total $ 18,057
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
ANZ Stockbroking 06/03/2021 $ 12 NZD 16 $ — $ —
Bank of America NA 06/03/2021 $ 25 NZD 35 — —
Bank of America NA 06/03/2021 $ 6 JPY 611 — —
Bank of America NA 06/03/2021 $ 7,519 EUR 6,205 — (48)
Bank of America NA 06/16/2021 AUD 750 JPY 62,985 5 —
Bank of America NA 06/16/2021 GBP 510 $ 724 — —
Bank of America NA 06/16/2021 CAD 5,799 $ 4,680 121 —
Bank of America NA 06/16/2021 $ 1,221 EUR 1,040 — (47)
Bank of America NA 06/16/2021 $ 612 GBP 440 — (12)
Bank of America NA 06/16/2021 $ 1,400 CAD 1,726 — (28)
Bank of America NA 06/16/2021 $ 2,648 AUD 3,420 13 —
Bank of Montreal 06/16/2021 CAD 792 $ 630 26 —
Barclays Bank PLC 06/16/2021 $ 3,255 CAD 4,042 1 (92)
BNP Paribas 06/16/2021 JPY 139,260 $ 1,280 — (12)
BNP Paribas 06/16/2021 $ 651 AUD 830 11 —
Citigroup Inc 06/03/2021 EUR 5,536 $ 6,751 — —
Citigroup Inc 06/16/2021 CAD 862 $ 690 24 —
Citigroup Inc 06/16/2021 $ 1,436 EUR 1,190 — (15)
Citigroup Inc 06/16/2021 $ 1,417 GBP 1,020 — (31)
Citigroup Inc 06/16/2021 $ 1,994 AUD 2,600 — (10)
Citigroup Inc 06/16/2021 $ 3,245 CAD 4,036 — (96)
Citigroup Inc 07/06/2021 $ 6,755 EUR 5,536 1 —
Deutsche Bank AG 06/16/2021 CAD 744 $ 595 21 —
Goldman Sachs & Co 06/16/2021 CAD 1,632 $ 1,320 31 —
Goldman Sachs & Co 06/16/2021 $ 660 JPY 72,029 4 —
HSBC Securities Inc 06/16/2021 CAD 1,583 $ 1,260 51 —
HSBC Securities Inc 06/16/2021 EUR 500 $ 592 17 —
HSBC Securities Inc 06/16/2021 $ 710 CAD 872 — (12)
JPMorgan Chase 06/16/2021 AUD 7,660 $ 5,933 3 (32)
JPMorgan Chase 06/16/2021 GBP 950 $ 1,322 26 —
JPMorgan Chase 06/16/2021 CAD 4,013 $ 3,210 112 —
JPMorgan Chase 06/16/2021 EUR 4,200 $ 4,990 132 —
JPMorgan Chase 06/16/2021 JPY 64,394 AUD 765 — (3)
JPMorgan Chase 06/16/2021 JPY 136,491 $ 1,250 — (7)
JPMorgan Chase 06/16/2021 $ 1,950 JPY 212,045 18 —
JPMorgan Chase 06/16/2021 $ 2,515 CAD 3,149 — (92)
JPMorgan Chase 06/16/2021 $ 1,850 EUR 1,550 — (40)
JPMorgan Chase 06/16/2021 $ 2,568 AUD 3,320 14 (5)
Morgan Stanley & Co 06/03/2021 $ 6,499 NZD 8,951 15 —
Morgan Stanley & Co 06/16/2021 $ 570 JPY 62,840 — (2)

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2021 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Morgan Stanley & Co 06/16/2021 $ 612 EUR 515 $ — $ (16)
Morgan Stanley & Co 06/16/2021 $ 1,260 CAD 1,578 — (47)
Royal Bank of Scotland 06/03/2021 JPY 605 $ 6 — —
Royal Bank of Scotland 06/16/2021 $ 1,192 EUR 1,000 — (27)
Royal Bank of Scotland 07/06/2021 $ 6 JPY 605 — —
Standard Chartered Bank, Hong Kong 06/16/2021 AUD 820 $ 625 7 —
Standard Chartered Bank, Hong Kong 06/16/2021 JPY 64,115 AUD 760 — (2)
Standard Chartered Bank, Hong Kong 06/16/2021 JPY 70,787 $ 650 — (5)
Standard Chartered Bank, Hong Kong 06/16/2021 $ 632 AUD 830 — (8)
UBS AG 06/03/2021 NZD 8,994 $ 6,574 — (59)
UBS AG 06/16/2021 AUD 775 JPY 64,822 7 —
UBS AG 06/16/2021 EUR 4,064 $ 4,915 42 —
UBS AG 07/06/2021 $ 6,574 NZD 8,994 61 —
Westpac Banking Corporation 06/16/2021 AUD 1,680 $ 1,310 — (15)
Total $ 763 $ (763)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 0.92% Semiannual Quarterly N/A 12/10/2030 $ 918 $ 51 $ — $ 51
3 Month USD LIBOR Receive 1.55% Semiannual Quarterly N/A 02/25/2026 3,310 5 — 5
3 Month USD LIBOR Pay 1.51% Quarterly Semiannual N/A 08/19/2031 110 (1) — (1)
3 Month USD LIBOR Receive 1.62% Semiannual Quarterly N/A 02/22/2032 588 7 — 7
3 Month USD LIBOR Pay 1.91% Quarterly Semiannual N/A 02/22/2051 233 (6) — (6)
3 Month USD LIBOR Receive 1.59% Semiannual Quarterly N/A 02/22/2032 1,175 17 — 17
3 Month USD LIBOR Pay 1.87% Quarterly Semiannual N/A 02/19/2051 465 (15) — (15)
3 Month USD LIBOR Pay 0.48% Quarterly Semiannual N/A 01/21/2026 2,430 (37) — (37)
3 Month USD LIBOR Receive 0.84% Semiannual Quarterly N/A 11/15/2027 3,050 61 — 61
3 Month USD LIBOR Receive 1.13% Semiannual Quarterly N/A 01/13/2031 700 27 — 27
3 Month USD LIBOR Receive 1.09% Semiannual Quarterly N/A 01/12/2031 700 29 — 29
3 Month USD LIBOR Receive 1.09% Semiannual Quarterly N/A 01/11/2031 700 30 — 30
3 Month USD LIBOR Receive 1.04% Semiannual Quarterly N/A 01/08/2031 700 33 — 33
3 Month USD LIBOR Receive 1.02% Semiannual Quarterly N/A 01/08/2031 700 34 — 34
3 Month USD LIBOR Receive 1.53% Semiannual Quarterly N/A 12/15/2022 5,728 (120) — (120)
3 Month USD LIBOR Pay 1.57% Quarterly Semiannual N/A 05/27/2031 430 — — —
3 Month USD LIBOR Receive 1.74% Semiannual Quarterly N/A 11/23/2030 2,420 (47) — (47)
3 Month USD LIBOR Pay 0.40% Quarterly Semiannual N/A 11/22/2023 5 — — —
3 Month USD LIBOR Receive 0.96% Semiannual Quarterly N/A 11/12/2030 280 15 — 15
3 Month USD LIBOR Receive 0.95% Semiannual Quarterly N/A 11/12/2030 690 36 — 36
3 Month USD LIBOR Receive 1.25% Semiannual Quarterly N/A 11/05/2040 60 7 — 7
3 Month USD LIBOR Receive 0.50% Semiannual Quarterly N/A 08/19/2027 360 14 — 14
3 Month USD LIBOR Receive 1.51% Semiannual Quarterly N/A 02/26/2031 620 3 — 3
3 Month USD LIBOR Receive 0.97% Semiannual Quarterly N/A 08/17/2040 300 49 — 49
3 Month USD LIBOR Receive 0.23% Semiannual Quarterly N/A 03/01/2023 1,775 (1) — (1)
3 Month USD LIBOR Receive 1.27% Semiannual Quarterly N/A 02/15/2028 2,700 (10) — (10)
3 Month USD LIBOR Pay 1.72% Quarterly Semiannual N/A 08/24/2031 1,500 12 — 12
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 02/15/2047 2,790 (37) — (37)
3 Month USD LIBOR Receive 1.68% Semiannual Quarterly N/A 02/15/2031 1,700 (11) — (11)
3 Month USD LIBOR Receive 1.59% Semiannual Quarterly N/A 11/15/2030 3,560 (16) 1 (15)
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 05/17/2031 510 (5) — (5)
3 Month USD LIBOR Pay 2.15% Quarterly Semiannual N/A 05/16/2033 1,070 12 — 12
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 05/17/2031 200 (2) — (2)
3 Month USD LIBOR Pay 2.08% Quarterly Semiannual N/A 05/05/2033 270 1 — 1
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 05/05/2031 230 (2) — (2)
3 Month USD LIBOR Receive 1.70% Semiannual Quarterly N/A 05/04/2031 300 (4) — (4)
3 Month USD LIBOR Receive 0.28% Semiannual Quarterly N/A 04/23/2023 9,175 (10) (1) (11)
3 Month USD LIBOR Receive 1.29% Semiannual Quarterly N/A 04/20/2027 1,360 (4) — (4)
3 Month USD LIBOR Pay 0.59% Quarterly Semiannual N/A 04/20/2024 3,320 6 — 6
3 Month USD LIBOR Receive 1.58% Semiannual Quarterly N/A 11/15/2030 3,570 (14) 1 (13)
3 Month USD LIBOR Receive 0.73% Semiannual Quarterly N/A 04/05/2024 1,740 (8) — (8)
3 Month USD LIBOR Pay 1.37% Quarterly Semiannual N/A 03/22/2027 1,297 11 — 11
3 Month USD LIBOR Receive 2.79% Semiannual Quarterly N/A 03/10/2031 2,464 (283) — (283)
3 Month USD LIBOR Receive 1.70% Semiannual Quarterly N/A 03/09/2031 620 (9) — (9)
3 Month USD LIBOR Receive 1.66% Semiannual Quarterly N/A 03/09/2031 660 (6) — (6)

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2021 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 1.57% Semiannual Quarterly N/A 03/08/2031 $ 620 $ (1) $ — $ (1)
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 03/06/2026 2,080 — — —
3 Month USD LIBOR Receive 1.59% Semiannual Quarterly N/A 03/01/2031 620 (2) — (2)
3 Month USD LIBOR Receive 0.50% Semiannual Quarterly N/A 08/17/2027 640 24 — 24
3 Month USD LIBOR Pay 0.45% Quarterly Semiannual N/A 03/01/2024 2,300 — — —
3 Month USD LIBOR Receive 0.88% Semiannual Quarterly N/A 07/12/2053 350 103 — 103
3 Month USD LIBOR Pay 3.09% Quarterly Semiannual N/A 11/29/2024 6,410 571 — 571
3 Month USD LIBOR Pay 1.93% Quarterly Semiannual N/A 12/01/2056 50 (3) — (3)
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 10/23/2039 100 3 — 3
3 Month USD LIBOR Receive 0.82% Semiannual Quarterly N/A 09/08/2025 1,110 (5) — (5)
3 Month USD LIBOR Pay 1.25% Quarterly Semiannual N/A 09/08/2050 190 (34) — (34)
3 Month USD LIBOR Receive 0.63% Semiannual Quarterly N/A 04/14/2025 3,090 — — —
3 Month USD LIBOR Pay 0.82% Quarterly Semiannual N/A 04/14/2030 1,610 (90) — (90)
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 240 6 — 6
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 05/03/2032 1,730 168 — 168
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/04/2032 1,790 173 — 173
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 240 6 — 6
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 10/22/2034 540 16 — 16
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/06/2032 1,060 102 — 102
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 06/02/2030 880 64 — 64
3 Month USD LIBOR Receive 1.91% Semiannual Quarterly N/A 10/21/2034 20 1 — 1
3 Month USD LIBOR Pay 0.36% Quarterly Semiannual N/A 06/02/2025 1,720 (21) — (21)
3 Month USD LIBOR Receive 0.67% Semiannual Quarterly N/A 10/09/2030 1,070 81 — 81
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 07/05/2049 300 (3) — (3)
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 07/12/2023 17,380 (248) — (248)
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 08/22/2034 535 29 — 29
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 11/04/2030 1,060 84 — 84
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 07/12/2028 1,890 (96) — (96)
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 06/20/2027 1,705 (53) — (53)
3 Month USD LIBOR Receive 0.68% Semiannual Quarterly N/A 09/16/2030 860 64 — 64
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 08/16/2049 240 8 — 8
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 06/20/2027 1,705 (51) — (51)
3 Month USD LIBOR Receive 1.14% Semiannual Quarterly N/A 06/20/2052 310 69 — 69
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 08/17/2049 180 6 — 6
3 Month USD LIBOR Receive 1.09% Semiannual Quarterly N/A 06/20/2052 310 72 — 72
3 Month USD LIBOR Receive 2.33% Semiannual Quarterly N/A 06/24/2034 150 (1) — (1)
6 Month Euro Interbank Offered Rate Pay (0.15)% Semiannual Annual N/A 11/16/2026 EUR 2,330 6 — 6
6 Month Euro Interbank Offered Rate Receive 0.44% Annual Semiannual N/A 05/16/2033 820 (6) — (6)
6 Month Euro Interbank Offered Rate Receive 0.19% Annual Semiannual N/A 01/16/2030 510 (7) (2) (9)
Canada Bankers Acceptances 3 Month Pay 0.64% Quarterly Semiannual N/A 04/21/2023 CAD 11,530 4 — 4
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 3.29% Annual Annual N/A 05/12/2022 $ 13,045 71 — 71
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.56% Annual Annual N/A 04/19/2026 2,380 (26) — (26)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.47% Annual Annual N/A 04/19/2031 1,190 18 1 19
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.48% Annual Annual N/A 03/25/2026 2,710 44 1 45
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.31% Annual Annual N/A 03/01/2031 4,125 141 — 141
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.25% Annual Annual N/A 10/30/2028 2,195 50 — 50
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.33% Annual Annual N/A 03/01/2026 5,360 (136) — (136)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.01% Annual Annual N/A 09/04/2030 810 (60) — (60)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.85% Annual Annual N/A 08/10/2030 2,855 (269) — (269)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.95% Annual Annual N/A 09/18/2030 1,230 (96) — (96)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.30% Annual Annual N/A 02/25/2026 5,515 148 — 148
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.33% Annual Annual N/A 05/04/2030 3,205 406 — 406
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.19% Annual Annual N/A 12/23/2030 4,565 224 — 224

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2021 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.33% Annual Annual N/A 01/26/2031 $ 1,305 $ (44) $ — $ (44)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.29% Annual Annual N/A 05/05/2030 5,115 674 — 674
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.19% Annual Annual N/A 12/31/2030 1,530 (74) — (74)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.45% Annual Annual N/A 03/15/2031 EUR 2,180 (54) (1) (55)
Secured Overnight Financing Rate Receive 0.53% Annual Annual N/A 10/21/2030 $ 120 8 — 8
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 01/15/2031 GBP 800 49 1 50
United Kingdom Retail Prices Index Pay 3.50% Annual Annual N/A 12/15/2030 1,925 (78) — (78)
United Kingdom Retail Prices Index Pay 3.33% Annual Annual N/A 11/15/2040 690 (88) (1) (89)
United Kingdom Retail Prices Index Pay 3.57% Annual Annual N/A 10/15/2030 2,890 (86) 5 (81)
United Kingdom Retail Prices Index Pay 3.61% Annual Annual N/A 01/15/2029 1,145 52 5 57
United Kingdom Retail Prices Index Receive 3.38% Annual Annual N/A 12/15/2030 965 58 1 59
United Kingdom Retail Prices Index Receive 3.39% Annual Annual N/A 01/15/2035 1,700 57 3 60
United Kingdom Retail Prices Index Receive 3.11% Annual Annual N/A 01/15/2050 1,300 297 13 310
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 10/15/2034 3,555 28 11 39
United Kingdom Retail Prices Index Pay 3.34% Annual Annual N/A 01/15/2040 1,700 (126) (7) (133)
United Kingdom Retail Prices Index Pay 3.24% Annual Annual N/A 01/15/2045 1,300 (174) (7) (181)
United Kingdom Retail Prices Index Receive 3.13% Annual Annual N/A 01/15/2050 1,300 278 10 288
United Kingdom Retail Prices Index Pay 3.63% Annual Annual N/A 02/15/2031 2,135 (50) — (50)
United Kingdom Retail Prices Index Pay 3.31% Annual Annual N/A 01/15/2040 1,700 (147) (9) (156)
United Kingdom Retail Prices Index Receive 3.62% Annual Annual N/A 04/15/2031 1,145 29 — 29
United Kingdom Retail Prices Index Pay 3.56% Annual Annual N/A 03/15/2041 480 (16) — (16)
United Kingdom Retail Prices Index Pay 3.27% Annual Annual N/A 10/15/2044 2,725 (281) (2) (283)
United Kingdom Retail Prices Index Receive 3.16% Annual Annual N/A 10/15/2049 2,725 512 (15) 497
United Kingdom Retail Prices Index Pay 3.75% Annual Annual N/A 04/15/2031 825 (3) 1 (2)
United Kingdom Retail Prices Index Pay 3.68% Annual Annual N/A 04/15/2031 370 (6) — (6)
United Kingdom Retail Prices Index Pay 3.36% Annual Annual N/A 10/15/2039 3,555 (174) (13) (187)
United Kingdom Retail Prices Index Pay 3.22% Annual Annual N/A 01/15/2045 1,300 (188) (8) (196)
United Kingdom Retail Prices Index Receive 3.36% Annual Annual N/A 01/15/2035 1,700 71 4 75
United Kingdom Retail Prices Index Receive 3.58% Annual Annual N/A 02/15/2026 2,845 46 — 46
US Federal Funds Effective Rate
(continuous series)
Pay 0.56% Annual Annual N/A 10/21/2030 $ 120 (8) — (8)
Total $ 1,928 $ (8) $ 1,920
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
Bank of America NA Bloomberg
Commodity Index
Total Return
(a)
448,817 Receive UST 13 Week Bill
High Discount Rate
+ 0.11%
Annual 06/16/2021 $ 89,267 $ — $ — $ (315)
M3 Capital Partners Bloomberg
Commodity Index
Total Return
(a)
915,255 Receive UST 13 Week Bill
High Discount Rate
+ 0.09%
Monthly 06/16/2021 182,038 — — (641)
M3 Capital Partners Macquarie
Commodity Product
251E
(a)
207,575 Receive 0.33% Annual 06/07/2021 21,535 — — (1)
Merrill Lynch BofA Merrill
Lynch Commodity
MLBXCS3T Total
Return Strategy
(a)
218,464 Receive 0.245% Annual 06/07/2021 23,076 — — (1)
Societe Generale Bloomberg
Commodity Index
Total Return
(a)
489,470 Receive UST 13 Week Bill
High Discount Rate
+ 0.11%
Monthly 06/16/2021 97,352 — — (343)

Consolidated Schedule of Investments
Diversified Real Asset Fund
May 31, 2021 (unaudited)
See accompanying notes.

Total Return Swaps (continued)
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
Societe Generale Societe Generale
Commodities Custom
Alpha
(a)
477,395 Receive 0.35% Annual 06/07/2021 $ 40,677 $ — $ — $ (2)
Total $ — $ — $ (1,303)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Schedule of Investments
Edge MidCap Fund
May 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .93 % Shares Held Value (000's)
Money Market Funds - 1 .93%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
11,049,465 $ 11,049
TOTAL INVESTMENT COMPANIES $ 11,049
COMMON STOCKS - 98 .64 % Shares Held Value (000's)
Advertising - 2 .18%
Interpublic Group of Cos Inc/The 371,069 $ 12,501
Automobile Parts & Equipment - 1 .14%
Autoliv Inc 61,497 6,521
Banks - 2 .55%
Bank OZK 134,236 5,733
Cullen/Frost Bankers Inc 73,089 8,823
$ 14,556
Building Materials - 2 .44%
Lennox International Inc 39,901 13,963
Chemicals - 2 .33%
FMC Corp 113,980 13,300
Commercial Services - 1 .87%
Morningstar Inc 45,401 10,714
Computers - 1 .16%
Amdocs Ltd 85,086 6,645
Consumer Products - 3 .46%
Avery Dennison Corp 89,744 19,791
Diversified Financial Services - 1 .77%
PROG Holdings Inc 192,093 10,127
Electric - 2 .64%
Alliant Energy Corp 264,054 15,090
Electrical Components & Equipment - 5 .59%
Energizer Holdings Inc 326,542 15,034
Littelfuse Inc 64,751 16,916
$ 31,950
Electronics - 1 .78%
Arrow Electronics Inc
(b)
84,525 10,171
Gas - 0 .61%
ONE Gas Inc 47,035 3,496
Hand & Machine Tools - 6 .07%
Lincoln Electric Holdings Inc 153,979 19,799
Snap-on Inc 58,627 14,928
$ 34,727
Healthcare - Products - 7 .84%
Bio-Techne Corp 17,328 7,171
STERIS PLC 92,966 17,743
Teleflex Inc 49,673 19,978
$ 44,892
Healthcare - Services - 3 .67%
Universal Health Services Inc 131,103 20,929
Insurance - 4 .29%
Fidelity National Financial Inc 311,762 14,649
Markel Corp
(b)
8,136 9,971
$ 24,620
Internet - 2 .03%
Rightmove PLC 1,356,276 11,584
Leisure Products & Services - 7 .21%
Brunswick Corp/DE 135,973 13,901
YETI Holdings Inc
(b)
312,036 27,333
$ 41,234
Machinery - Diversified - 2 .43%
Nordson Corp 62,746 13,910
Media - 0 .84%
Cable One Inc 2,641 4,795
Oil & Gas - 3 .46%
Cimarex Energy Co 156,534 10,605
Helmerich & Payne Inc 215,722 6,094
HollyFrontier Corp 94,939 3,083
$ 19,782
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 7 .00%
Alexandria Real Estate Equities Inc 81,384 $ 14,508
CyrusOne Inc 213,955 15,779
STORE Capital Corp 155,888 5,363
Terreno Realty Corp 68,455 4,355
$ 40,005
Retail - 2 .34%
Tractor Supply Co 73,707 13,393
Savings & Loans - 2 .08%
Washington Federal Inc 356,394 11,882
Semiconductors - 4 .52%
MKS Instruments Inc 12,343 2,323
Teradyne Inc 177,812 23,534
$ 25,857
Software - 8 .52%
Black Knight Inc
(b)
224,361 16,466
Fair Isaac Corp
(b)
44,098 22,316
Tyler Technologies Inc
(b)
24,641 9,934
$ 48,716
Toys, Games & Hobbies - 0 .84%
Hasbro Inc 50,210 4,819
Transportation - 4 .42%
Expeditors International of Washington Inc 200,872 25,247
Water - 1 .56%
Essential Utilities Inc 186,524 8,916
TOTAL COMMON STOCKS $ 564,133
Total Investments $ 575,182
Other Assets and Liabilities -  (0.57)% (3,263)
TOTAL NET ASSETS - 100.00% $ 571,919
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Industrial 22 .73%
Financial 17 .69%
Consumer, Non-cyclical 16 .84%
Technology 14 .20%
Consumer, Cyclical 11 .53%
Communications 5 .05%
Utilities 4 .81%
Energy 3 .46%
Basic Materials 2 .33%
Money Market Funds 1 .93%
Other Assets and Liabilities
( 0 .57 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Edge MidCap Fund
May 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2020 Purchases Sales May 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 26,003 $ 134,169 $ 149,123 $ 11,049
$ 26,003 $ 134,169 $ 149,123 $ 11,049
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 19 .62 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .03%
iShares Russell 1000 Growth ETF 362 $ 93
iShares Russell 2000 Value ETF 217 36
$ 129
Money Market Funds - 19 .59%
First American Government Obligations Fund -
Institutional Class 0.02%
(a)
4,071,461 4,071
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
0.03%
(a),(b),(c)
9,320,238 9,320
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(d),(e)
95,249,019 95,250
$ 108,641
TOTAL INVESTMENT COMPANIES $ 108,770
COMMON STOCKS - 49 .44 % Shares Held Value (000's)
Advertising - 0 .24%
Clear Channel Outdoor Holdings Inc
(e)
43,695 $ 104
Interpublic Group of Cos Inc/The
(c)
16,443 554
Omnicom Group Inc
(c)
5,313 437
Quotient Technology Inc
(e)
6,451 76
WPP PLC 10,894 151
$ 1,322
Aerospace & Defense - 0 .72%
Airbus SE
(e)
369 49
BAE Systems PLC 48,851 364
CAE Inc
(e)
5,400 167
General Dynamics Corp
(c)
2,004 381
HEICO Corp - Class A
(c)
954 126
Howmet Aerospace Inc
(c),(e)
21,071 748
L3Harris Technologies Inc
(c)
779 170
Lockheed Martin Corp
(c)
2,351 898
Northrop Grumman Corp
(c)
2,237 818
Raytheon Technologies Corp 1,542 137
Thales SA 1,291 132
$ 3,990
Agriculture - 0 .38%
Altria Group Inc
(c)
6,399 315
Archer-Daniels-Midland Co
(c)
2,644 176
British American Tobacco PLC 3,072 118
Bunge Ltd
(c)
1,989 173
Philip Morris International Inc
(c)
10,122 976
Swedish Match AB 34,626 321
$ 2,079
Apparel - 0 .54%
Carter's Inc 1,868 191
Dr. Martens Plc
(e)
8,327 58
Hanesbrands Inc
(c)
15,395 301
Kontoor Brands Inc 1,288 82
LVMH Moet Hennessy Louis Vuitton SE 260 208
NIKE Inc
(c)
3,314 452
PVH Corp
(c),(e)
9,998 1,148
Steven Madden Ltd 2,881 119
Tapestry Inc
(c),(e)
6,251 281
Under Armour Inc - Class C
(e)
3,910 74
VF Corp 449 36
Wolverine World Wide Inc 1,144 42
$ 2,992
Automobile Manufacturers - 0 .89%
Bayerische Motoren Werke AG 4,567 485
Cummins Inc
(c)
1,644 423
Daimler AG 2,492 232
Ferrari NV 1,758 371
Ford Motor Co
(c),(e)
20,998 305
General Motors Co
(c),(e)
3,872 230
Hino Motors Ltd 14,600 139
Isuzu Motors Ltd 10,000 135
PACCAR Inc 4,321 396
REV Group Inc 4,292 80
Tesla Inc
(c),(e)
480 300
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Manufacturers (continued)
Toyota Motor Corp 18,600 $ 1,544
Volkswagen AG 825 301
$ 4,941
Automobile Parts & Equipment - 0 .20%
Aptiv PLC
(e)
1,997 300
Autoliv Inc
(c)
1,697 180
Continental AG 466 69
Dana Inc 3,583 97
Faurecia SE 1,599 88
Gentherm Inc
(e)
1,239 90
Magna International Inc 2,900 292
$ 1,116
Banks - 2 .59%
Allegiance Bancshares Inc 1,187 48
Ameris Bancorp 882 49
Atlantic Union Bankshares Corp 1,142 47
Bank of America Corp
(c)
15,363 651
Bank of East Asia Ltd/The 52,000 107
Bank of Montreal 1,040 109
Bank of New York Mellon Corp/The
(c)
1,978 103
Bank of Nova Scotia/The 3,780 254
Bank OZK 1,918 82
Cadence BanCorp 3,834 86
Citigroup Inc
(c)
2,626 207
Citizens Financial Group Inc
(c)
11,110 554
Concordia Financial Group Ltd 46,700 177
DBS Group Holdings Ltd 15,700 361
Erste Group Bank AG 3,640 151
Fifth Third Bancorp
(c)
9,098 383
FinecoBank Banca Fineco SpA
(e)
6,081 101
First Citizens BancShares Inc/NC 129 111
First Hawaiian Inc 2,212 62
First Interstate BancSystem Inc 1,719 81
First Midwest Bancorp Inc/IL 2,500 52
First Republic Bank/CA
(c)
2,562 491
FNB Corp/PA 5,311 71
Goldman Sachs Group Inc/The
(c)
729 271
Great Western Bancorp Inc 2,285 76
Home BancShares Inc/AR 3,154 86
HSBC Holdings PLC 40,081 259
Huntington Bancshares Inc/OH
(c)
7,698 122
ING Groep NV 30,797 431
Intesa Sanpaolo SpA 37,486 110
JPMorgan Chase & Co
(c)
8,059 1,323
KeyCorp
(c)
14,628 337
M&T Bank Corp
(c)
3,936 633
Morgan Stanley
(c)
19,166 1,744
National Bank of Canada 1,800 141
Natixis SA 8,213 41
Nordea Bank Abp
(e)
27,082 294
OFG Bancorp 3,200 77
Oversea-Chinese Banking Corp Ltd 59,600 563
PNC Financial Services Group Inc/The
(c)
1,707 332
Raiffeisen Bank International AG 8,240 196
Regions Financial Corp
(c)
23,438 549
Sandy Spring Bancorp Inc 1,883 88
Shinsei Bank Ltd 4,600 74
Standard Chartered PLC 13,229 95
SVB Financial Group
(c),(e)
701 409
Truist Financial Corp 637 39
UBS Group AG 10,728 175
Umpqua Holdings Corp 3,978 76
United Community Banks Inc/GA 1,803 62
Veritex Holdings Inc 1,857 65
Wells Fargo & Co
(c)
25,899 1,210
Western Alliance Bancorp 589 59
Zions Bancorp NA 1,622 94
$ 14,369

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 0 .65%
Anheuser-Busch InBev SA/NV 1,123 $ 85
Boston Beer Co Inc/The
(e)
1,070 1,132
Coca-Cola Bottlers Japan Holdings Inc 5,900 99
Coca-Cola Co/The
(c)
13,660 755
Constellation Brands Inc
(c)
2,375 570
Diageo PLC 6,606 319
Keurig Dr Pepper Inc 3,025 112
Molson Coors Beverage Co
(c),(e)
1,847 108
PepsiCo Inc
(c)
2,707 400
$ 3,580
Biotechnology - 0 .58%
Abcam PLC
(e)
8,181 165
Alexion Pharmaceuticals Inc
(c),(e)
2,573 454
Allakos Inc
(e)
252 26
ALX Oncology Holdings Inc
(e)
376 21
Apellis Pharmaceuticals Inc
(e)
1,567 88
Arena Pharmaceuticals Inc
(e)
1,203 74
Ascendis Pharma A/S ADR
(e)
247 33
Biogen Inc
(e)
102 27
Celldex Therapeutics Inc
(e)
1,944 54
Corteva Inc
(c)
6,689 304
Dicerna Pharmaceuticals Inc
(e)
1,757 57
Exact Sciences Corp
(e)
489 54
Genmab A/S
(e)
269 110
Gilead Sciences Inc
(c)
11,081 733
Global Blood Therapeutics Inc
(e)
906 35
Illumina Inc
(c),(e)
745 302
Incyte Corp
(c),(e)
220 19
Kodiak Sciences Inc
(e)
411 35
NeoGenomics Inc
(e)
920 38
PTC Therapeutics Inc
(e)
436 17
Regeneron Pharmaceuticals Inc
(c),(e)
233 117
REVOLUTION Medicines Inc
(e)
485 15
Rocket Pharmaceuticals Inc
(e)
356 15
Royalty Pharma PLC 2,990 120
Sage Therapeutics Inc
(e)
592 41
Seagen Inc
(e)
445 69
TCR2 Therapeutics Inc
(e)
1,892 36
Turning Point Therapeutics Inc
(e)
302 20
Vertex Pharmaceuticals Inc
(c),(e)
644 134
Y-mAbs Therapeutics Inc
(e)
787 28
$ 3,241
Building Materials - 0 .82%
Boise Cascade Co 1,519 100
Builders FirstSource Inc
(e)
1,478 66
Carrier Global Corp 12,596 579
Cemex SAB de CV ADR
(e)
25,440 211
Cie de Saint-Gobain 3,443 231
CRH PLC 687 36
CRH PLC 1,964 103
Daikin Industries Ltd 800 160
Fortune Brands Home & Security Inc
(c)
2,235 230
Geberit AG 522 379
Gibraltar Industries Inc
(e)
581 46
Johnson Controls International plc
(c)
5,575 371
Lennox International Inc 672 235
Marshalls PLC 11,984 125
Martin Marietta Materials Inc
(c)
757 275
Masco Corp
(c)
4,118 248
PGT Innovations Inc
(e)
3,358 81
Rinnai Corp 2,100 209
ROCKWOOL International A/S 154 76
Sanwa Holdings Corp 2,650 33
Taiheiyo Cement Corp 3,200 74
TOTO Ltd 5,900 325
Vulcan Materials Co
(c)
1,318 242
Wienerberger AG 3,425 134
$ 4,569
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 1 .16%
Asahi Kasei Corp 6,900 $ 77
BASF SE 3,622 297
Borregaard ASA 3,404 78
Brenntag SE 1,384 130
Celanese Corp
(c)
1,656 274
CF Industries Holdings Inc
(c)
7,446 396
Codexis Inc
(e)
3,826 78
Dow Inc
(c)
6,616 452
DuPont de Nemours Inc
(c)
8,597 727
Eastman Chemical Co
(c)
1,154 145
Ecolab Inc 798 172
FMC Corp 567 66
Hexion Holdings Corp
(e)
22,049 364
IMCD NV 532 87
Kansai Paint Co Ltd 3,100 84
Linde PLC
(c)
2,013 605
LyondellBasell Industries NV
(c)
2,217 250
Minerals Technologies Inc 957 83
Mosaic Co/The 7,446 269
Nissan Chemical Corp 3,500 183
Novozymes A/S 3,153 230
PPG Industries Inc
(c)
1,936 348
Sherwin-Williams Co/The
(c)
1,829 519
Shin-Etsu Chemical Co Ltd 2,400 416
Victrex PLC 2,490 85
$ 6,415
Commercial Services - 2 .00%
2U Inc
(e)
1,841 67
Adtalem Global Education Inc
(e)
1,936 70
AMERCO
(c)
476 273
AMN Healthcare Services Inc
(e)
908 81
Automatic Data Processing Inc
(c)
2,956 579
Booz Allen Hamilton Holding Corp
(c)
3,314 281
Brambles Ltd 21,475 180
BrightView Holdings Inc
(e)
3,850 67
Bureau Veritas SA 10,681 327
Chegg Inc
(e)
2,094 161
Cintas Corp
(c)
1,536 543
CoreCivic Inc
(e)
4,751 37
CoStar Group Inc
(e)
132 113
Deluxe Corp 2,162 99
Elis SA
(e)
4,806 92
FleetCor Technologies Inc
(e)
276 76
Gartner Inc
(c),(e)
2,767 642
H&R Block Inc 3,379 84
Hypoport SE
(e)
101 56
ICF International Inc 883 78
Kforce Inc 1,298 81
LiveRamp Holdings Inc
(e)
965 48
Loomis AB 5,536 177
MarketAxess Holdings Inc
(c)
209 98
Medifast Inc 303 101
Moody's Corp 262 88
Multiplan Corp
(e)
13,238 112
Nielsen Holdings PLC
(c)
22,009 599
PayPal Holdings Inc
(c),(e)
1,541 401
Persol Holdings Co Ltd 13,800 268
QinetiQ Group PLC 21,921 110
Quanta Services Inc
(c)
787 75
Randstad NV 2,142 167
Recruit Holdings Co Ltd 7,200 369
Repay Holdings Corp
(e)
3,534 80
Robert Half International Inc
(c)
3,347 297
S&P Global Inc
(c)
4,379 1,662
Square Inc
(e)
3,343 744
TransUnion 10,502 1,124
TriNet Group Inc
(e)
754 57
United Rentals Inc
(c),(e)
1,588 530
$ 11,094

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 1 .78%
Accenture PLC - Class A
(c)
1,823 $ 513
Amdocs Ltd 521 41
Apple Inc
(c)
30,604 3,814
CGI Inc
(e)
1,300 116
Cognizant Technology Solutions Corp
(c)
3,320 237
Dell Technologies Inc
(c),(e)
1,253 124
Fortinet Inc
(c),(e)
2,414 528
Genpact Ltd 988 45
HP Inc
(c)
42,093 1,230
International Business Machines Corp
(c)
3,907 562
Leidos Holdings Inc 2,189 225
Logitech International SA 2,971 365
Lumentum Holdings Inc
(e)
1,158 94
NetApp Inc
(c)
5,503 426
Nomura Research Institute Ltd 3,200 102
PAR Technology Corp
(e)
1,092 73
Rapid7 Inc
(e)
1,264 106
Science Applications International Corp 834 75
SCSK Corp 5,300 316
Seagate Technology Holdings PLC
(c)
4,342 416
Softcat PLC 3,292 85
Telos Corp
(e)
1,243 41
Varonis Systems Inc
(e)
3,164 153
Zscaler Inc
(c),(e)
971 189
$ 9,876
Consumer Products - 0 .09%
Kimberly-Clark Corp
(c)
3,770 492
Cosmetics & Personal Care - 0 .39%
Colgate-Palmolive Co
(c)
11,644 975
Edgewell Personal Care Co 2,296 104
Estee Lauder Cos Inc/The
(c)
606 186
Procter & Gamble Co/The
(c)
6,485 875
$ 2,140
Distribution & Wholesale - 0 .44%
Copart Inc
(e)
1,986 256
Fastenal Co 1,769 94
LKQ Corp
(c),(e)
13,675 697
MARR SpA
(e)
3,365 84
Pool Corp
(c)
1,024 447
Sumitomo Corp 25,500 360
Toyota Tsusho Corp 3,800 173
WW Grainger Inc
(c)
668 309
$ 2,420
Diversified Financial Services - 2 .89%
4L Technologies
(e),(f)
24,306 12
Ally Financial Inc
(c)
5,517 302
American Express Co 1,708 274
Ameriprise Financial Inc 539 140
Artisan Partners Asset Management Inc 673 34
ASX Ltd 3,086 182
Banca Generali SpA
(e)
2,939 118
BlackRock Inc
(c)
510 447
Capital One Financial Corp
(c)
3,197 514
Cboe Global Markets Inc
(c)
4,636 516
Charles Schwab Corp/The 28,571 2,110
CME Group Inc 377 82
Coinbase Global Inc
(e)
150 35
Credit Acceptance Corp
(e)
434 194
Discover Financial Services
(c)
2,737 321
ECN Capital Corp 11,893 83
Element Comm Aviation
(e),(f),(g)
280 315
Enova International Inc
(e)
2,360 89
Euronext NV
(h)
1,163 124
Federal Agricultural Mortgage Corp 1,231 125
Franklin Resources Inc
(c)
20,729 709
Greenhill & Co Inc 4,104 71
Hamilton Lane Inc 771 70
Hannon Armstrong Sustainable Infrastructure
Capital Inc
559 28
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Hargreaves Lansdown PLC 4,754 $ 111
Intercontinental Exchange Inc
(c)
4,078 460
Invesco Ltd
(c)
28,988 827
LPL Financial Holdings Inc 9,155 1,354
Mastercard Inc
(c)
1,900 685
Moelis & Co 1,417 76
Nasdaq Inc
(c)
6,090 1,020
Navient Corp 4,710 86
PRA Group Inc
(e)
3,441 134
Raymond James Financial Inc
(c)
2,144 285
Sanne Group PLC 5,437 58
Singapore Exchange Ltd 15,000 118
Synchrony Financial
(c)
11,291 535
T Rowe Price Group Inc
(c)
2,740 524
TMX Group Ltd 1,200 133
Tradeweb Markets Inc
(c)
4,213 353
Visa Inc
(c)
6,350 1,444
VZ Holding AG 844 73
Western Union Co/The
(c)
35,271 863
$ 16,034
Electric - 0 .76%
AES Corp/The
(c)
5,904 150
Avangrid Inc 689 36
Consolidated Edison Inc 477 37
Dominion Energy Inc
(c)
14,246 1,085
Duke Energy Corp
(c)
2,660 267
Endesa SA 14,733 425
Enel SpA 10,841 108
Exelon Corp
(c)
7,163 323
Iberdrola SA 4,208 58
NRG Energy Inc
(c)
22,349 719
Pinnacle West Capital Corp 2,746 232
Portland General Electric Co 1,526 73
Power Assets Holdings Ltd 26,000 163
Southern Co/The 2,917 186
Terna SPA 29,242 223
Vistra Corp
(c)
8,809 142
$ 4,227
Electrical Components & Equipment - 0 .43%
AMETEK Inc
(c)
3,519 475
Casio Computer Co Ltd 11,000 192
Emerson Electric Co
(c)
6,994 669
Energizer Holdings Inc 1,523 70
EnerSys 1,472 139
Insteel Industries Inc 2,632 92
Legrand SA 1,864 196
Novanta Inc
(e)
531 74
Schneider Electric SE 1,877 299
Signify NV
(h)
1,664 103
Universal Display Corp 331 71
$ 2,380
Electronics - 0 .65%
Allegion plc
(c)
2,969 417
DiscoverIE Group PLC 11,057 118
Electrocomponents PLC 8,157 114
FARO Technologies Inc
(e)
978 74
Fortive Corp
(c)
3,815 276
Garmin Ltd
(c)
1,081 154
Hirose Electric Co Ltd 800 114
Honeywell International Inc
(c)
1,690 391
Hoya Corp 1,000 131
II-VI Inc
(e)
1,239 84
Knowles Corp
(e)
3,670 75
LEM Holding SA 46 100
nVent Electric PLC 2,330 76
Shimadzu Corp 8,200 291
Spectris PLC 999 45
TE Connectivity Ltd
(c)
2,960 402
Vontier Corp 303 11

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Waters Corp
(c),(e)
2,286 $ 737
$ 3,610
Energy - Alternate Sources - 0 .03%
Maxeon Solar Technologies Ltd
(e)
774 12
Plug Power Inc
(c),(e)
3,773 116
SolarEdge Technologies Inc
(e)
238 61
$ 189
Engineering & Construction - 0 .23%
Badger Infrastructure Solution 2,568 83
HOCHTIEF AG 1,702 144
Jacobs Engineering Group Inc
(c)
2,790 396
Kajima Corp 29,800 413
Taisei Corp 7,000 247
$ 1,283
Entertainment - 0 .10%
Aristocrat Leisure Ltd 3,957 128
Cie des Alpes
(e)
1,684 48
CTS Eventim AG & Co KGaA
(e)
947 65
Deluxe Entertainment
(e),(f)
67,048 —
DraftKings Inc
(e)
2,773 139
Penn National Gaming Inc
(e)
1,212 99
Scientific Games Corp
(e)
914 66
$ 545
Environmental Control - 0 .16%
GVS SpA
(e),(h)
3,462 59
Pentair PLC
(c)
5,142 355
Republic Services Inc
(c)
4,171 455
$ 869
Food - 1 .69%
a2 Milk Co Ltd/The
(e)
25,969 111
Calavo Growers Inc 762 54
Campbell Soup Co
(c)
3,423 167
Conagra Brands Inc
(c)
6,342 242
Cranswick PLC 2,102 118
Empire Co Ltd 19,100 654
General Mills Inc
(c)
5,348 336
HelloFresh SE
(e)
4,389 397
Hershey Co/The
(c)
4,104 711
Hostess Brands Inc
(e)
9,881 155
J M Smucker Co/The
(c)
2,693 359
Kellogg Co
(c)
7,137 467
Koninklijke Ahold Delhaize NV 5,584 162
Kraft Heinz Co/The
(c)
10,162 443
Kroger Co/The
(c)
789 29
Lamb Weston Holdings Inc
(c)
25,294 2,086
Mondelez International Inc
(c)
5,607 356
Nestle SA 2,238 276
Seven & i Holdings Co Ltd 6,700 295
Sysco Corp
(c)
2,952 239
Tate & Lyle PLC 7,865 85
Tyson Foods Inc
(c)
5,527 439
US Foods Holding Corp
(e)
28,555 1,112
Viscofan SA 1,227 87
$ 9,380
Food Service - 0 .06%
Compass Group PLC
(e)
10,022 228
Elior Group SA
(e),(h)
11,440 91
$ 319
Forest Products & Paper - 0 .24%
International Paper Co
(c)
6,359 401
Mondi PLC 5,078 137
Schweitzer-Mauduit International Inc 1,409 58
Smurfit Kappa Group PLC 3,860 205
UPM-Kymmene Oyj 9,176 350
West Fraser Timber Co Ltd 2,000 154
$ 1,305
COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .25%
AltaGas Ltd 14,700 $ 292
New Jersey Resources Corp 2,076 89
NiSource Inc 3,669 93
Osaka Gas Co Ltd 15,500 296
South Jersey Industries Inc 3,205 85
Tokyo Gas Co Ltd 12,100 240
UGI Corp
(c)
6,674 308
$ 1,403
Hand & Machine Tools - 0 .27%
Kennametal Inc 1,815 68
Makita Corp 4,300 205
Schindler Holding AG - PC 1,426 425
Snap-on Inc
(c)
1,776 452
Stanley Black & Decker Inc
(c)
1,712 371
$ 1,521
Healthcare - Products - 1 .47%
Abbott Laboratories
(c)
3,981 464
ABIOMED Inc
(e)
287 82
Align Technology Inc
(c),(e)
703 415
Avanos Medical Inc
(e)
1,542 62
Avantor Inc
(c),(e)
3,315 107
Baxter International Inc
(c)
5,496 451
Boston Scientific Corp
(e)
1,610 69
Cellavision AB 1,290 54
Coloplast A/S 2,689 427
Danaher Corp
(c)
2,387 611
DENTSPLY SIRONA Inc 795 53
DiaSorin SpA 1,896 333
Envista Holdings Corp
(e)
1,578 69
Fisher & Paykel Healthcare Corp Ltd 12,839 272
Globus Medical Inc
(e)
696 50
GN Store Nord AS 1,112 94
Hill-Rom Holdings Inc 559 62
Hologic Inc
(c),(e)
9,866 622
IDEXX Laboratories Inc
(c),(e)
328 183
Insulet Corp
(e)
269 73
Integra LifeSciences Holdings Corp
(e)
905 62
Koninklijke Philips NV 2,117 120
Lantheus Holdings Inc
(e)
3,500 85
Medtronic PLC
(c)
8,181 1,035
NuVasive Inc
(e)
1,157 79
Omnicell Inc
(e)
466 65
Orthofix Medical Inc
(e)
1,660 68
PerkinElmer Inc
(c)
4,004 581
ResMed Inc
(c)
590 121
Sartorius Stedim Biotech 360 156
Smith & Nephew PLC 6,085 133
Sonova Holding AG 1,144 404
Stryker Corp 615 157
Thermo Fisher Scientific Inc
(c)
1,117 525
$ 8,144
Healthcare - Services - 1 .05%
Accolade Inc
(e)
1,365 69
agilon health Inc
(e)
206 7
Anthem Inc
(c)
1,742 693
Centene Corp
(c),(e)
4,929 363
Eurofins Scientific SE 717 77
HCA Healthcare Inc
(c)
3,981 855
Humana Inc
(c)
992 434
IQVIA Holdings Inc
(c),(e)
395 95
Laboratory Corp of America Holdings
(c),(e)
2,321 637
LHC Group Inc
(e)
319 63
Molina Healthcare Inc
(c),(e)
1,415 356
Oak Street Health Inc
(e)
2,403 145
Orpea SA 603 76
Quest Diagnostics Inc
(c)
2,288 301
SI-BONE Inc
(e)
2,480 75
Sonic Healthcare Ltd 6,198 166
UnitedHealth Group Inc
(c)
2,490 1,026

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Universal Health Services Inc
(c)
2,387 $ 381
$ 5,819
Holding Companies - Diversified - 0 .16%
CK Hutchison Holdings Ltd 50,500 403
Jardine Matheson Holdings Ltd 5,300 343
Swire Pacific Ltd 15,000 117
$ 863
Home Builders - 0 .42%
Cavco Industries Inc
(e)
318 70
Century Communities Inc 1,255 102
DR Horton Inc
(c)
3,774 360
Glenveagh Properties PLC
(e),(h)
104,599 126
Kaufman & Broad SA 2,222 106
Lennar Corp - A Shares
(c)
2,992 296
NVR Inc
(e)
64 313
Persimmon PLC 4,085 183
PulteGroup Inc
(c)
9,678 559
Skyline Champion Corp
(e)
1,683 85
Thor Industries Inc 1,125 138
$ 2,338
Home Furnishings - 0 .20%
Herman Miller Inc 1,954 93
Hoshizaki Corp 3,100 281
Panasonic Corp 17,400 198
Sony Group Corp 3,900 388
Whirlpool Corp
(c)
689 163
$ 1,123
Housewares - 0 .03%
Newell Brands Inc
(c)
5,811 167
Insurance - 1 .65%
Aflac Inc 2,458 139
Allstate Corp/The 1,724 235
Aon PLC
(c)
746 189
Arch Capital Group Ltd
(c),(e)
3,423 137
Arthur J Gallagher & Co
(c)
811 119
Assurant Inc
(c)
1,780 287
Athene Holding Ltd
(e)
1,536 96
AXA SA 17,279 481
Beazley PLC
(e)
13,752 59
Berkshire Hathaway Inc - Class B
(c),(e)
3,233 936
Chubb Ltd 2,747 467
Cincinnati Financial Corp
(c)
1,300 158
CNO Financial Group Inc 2,253 60
Dai-ichi Life Holdings Inc 15,300 320
Equitable Holdings Inc 1,265 40
Everest Re Group Ltd
(c)
3,973 1,033
Fidelity National Financial Inc
(c)
8,104 381
Globe Life Inc
(c)
1,485 157
Lancashire Holdings Ltd 6,777 61
M&G PLC 63,393 219
Manulife Financial Corp 15,600 326
Markel Corp
(e)
227 278
Marsh & McLennan Cos Inc
(c)
5,114 708
MetLife Inc
(c)
6,472 423
MGIC Investment Corp 5,349 79
MS&AD Insurance Group Holdings Inc 8,900 273
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
668 192
NMI Holdings Inc
(e)
2,107 51
ProAssurance Corp 3,207 78
Progressive Corp/The
(c)
3,295 327
Prudential Financial Inc
(c)
2,514 269
Radian Group Inc 3,179 74
SiriusPoint Ltd
(e)
5,929 62
T&D Holdings Inc 9,200 125
Travelers Cos Inc/The 861 137
Unum Group 959 30
Voya Financial Inc 786 51
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
White Mountains Insurance Group Ltd 75 $ 89
$ 9,146
Internet - 3 .25%
Airbnb Inc
(e)
1,272 179
Alibaba Group Holding Ltd ADR
(e)
223 48
Alphabet Inc - A Shares
(c),(e)
1,517 3,575
Alphabet Inc - C Shares
(e)
55 133
Amazon.com Inc
(c),(e)
1,403 4,522
Booking Holdings Inc
(e)
104 246
CDW Corp/DE
(c)
632 105
Coupang Inc
(e),(g)
32,815 1,339
Criteo SA ADR
(e)
1,345 50
eBay Inc
(c)
9,916 604
Etsy Inc
(e)
3,854 635
Expedia Group Inc
(c),(e)
274 48
F5 Networks Inc
(e)
1,034 192
Facebook Inc
(c),(e)
8,894 2,924
GoDaddy Inc
(c),(e)
3,820 309
Kakaku.com Inc 5,500 164
Match Group Inc
(e)
679 97
Netflix Inc
(c),(e)
750 377
NortonLifeLock Inc
(c)
7,584 210
Perficient Inc
(e)
1,289 92
RealReal Inc/The
(e)
2,999 52
Sea Ltd ADR
(e)
3,692 935
Shopify Inc
(e)
100 124
Shutterstock Inc 400 36
Snap Inc Class A
(e)
3,404 211
Spotify Technology SA
(e)
601 145
Trend Micro Inc/Japan 3,100 157
Twitter Inc
(c),(e)
2,136 124
VeriSign Inc
(c),(e)
570 125
Z Holdings Corp 16,300 78
ZOZO Inc 5,000 170
$ 18,006
Iron & Steel - 0 .18%
Carpenter Technology Corp 1,700 81
JFE Holdings Inc 5,700 77
Nippon Steel Corp 9,200 175
Nucor Corp
(c)
3,967 407
Reliance Steel & Aluminum Co 616 104
voestalpine AG 3,738 168
$ 1,012
Leisure Products & Services - 0 .14%
MIPS AB 1,038 83
Planet Fitness Inc
(e)
1,367 108
Polaris Inc 857 112
Shimano Inc 1,400 319
Thule Group AB
(h)
1,456 68
YETI Holdings Inc
(e)
768 67
$ 757
Lodging - 0 .15%
Boyd Gaming Corp
(e)
702 45
Choice Hotels International Inc 1,478 179
Diamond Resorts International - Escrow
(e),(f)
28,468 —
Hilton Grand Vacations Inc
(e)
1,650 75
Las Vegas Sands Corp
(e)
812 47
Marriott International Inc/MD
(c),(e)
659 95
MGM Resorts International
(c)
9,334 400
$ 841
Machinery - Construction & Mining - 0 .29%
Astec Industries Inc 1,354 93
Caterpillar Inc
(c)
1,929 465
Hitachi Ltd 3,900 205
Mitsubishi Electric Corp 11,900 186
Mitsubishi Heavy Industries Ltd 5,200 160
Sandvik AB 18,746 498
$ 1,607

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 0 .77%
Altra Industrial Motion Corp 1,204 $ 79
Applied Industrial Technologies Inc 935 92
Colfax Corp
(e)
1,028 45
Curtiss-Wright Corp 495 62
Deere & Co
(c)
661 238
Dover Corp
(c)
4,280 644
FANUC Corp 1,600 384
GEA Group AG 6,862 299
Hydrofarm Holdings Group Inc
(e)
667 42
Ichor Holdings Ltd
(e)
1,135 64
IDEX Corp 1,013 226
Inficon Holding AG 63 73
Interpump Group SpA 1,736 97
Keyence Corp 800 395
Kone Oyj 2,446 199
Kornit Digital Ltd
(e)
203 21
Marel HF
(h)
15,767 115
Middleby Corp/The
(e)
848 139
Otis Worldwide Corp
(c)
5,773 452
Rotork PLC 20,847 100
SMC Corp 300 181
Spirax-Sarco Engineering PLC 319 57
Stabilus SA 1,478 125
Washtec AG 1,270 82
Westinghouse Air Brake Technologies Corp 992 82
$ 4,293
Media - 0 .51%
Cable One Inc 90 163
Charter Communications Inc
(c),(e)
267 186
Comcast Corp - Class A
(c)
2,150 123
DISH Network Corp
(c),(e)
11,047 481
Fox Corp - A Shares 6,054 226
iHeartMedia Inc
(e)
7,461 173
Liberty Global PLC - A Shares
(c),(e)
10,013 273
News Corp - A Shares
(c)
11,459 309
Nexstar Media Group Inc 247 38
Quebecor Inc 6,100 166
TEGNA Inc 3,944 76
ViacomCBS Inc - Class B
(c)
4,541 193
Walt Disney Co/The
(c),(e)
1,822 326
Wolters Kluwer NV 1,054 101
$ 2,834
Metal Fabrication & Hardware - 0 .05%
Tenaris SA 16,689 191
Troax Group AB 2,181 82
$ 273
Mining - 1 .07%
BHP Group Ltd 14,663 543
BHP Group PLC 2,373 71
Boliden AB
(e)
9,426 379
Boliden AB
(e)
9,426 7
Compass Minerals International Inc 1,054 74
Ecobat Holdings, Inc - Class B
(e)
2,998 2,398
Freeport-McMoRan Inc
(c)
5,317 227
Kinross Gold Corp 32,700 265
Kirkland Lake Gold Ltd 6,000 260
Livent Corp
(e)
4,808 94
MP Materials Corp
(e)
2,089 59
Newcrest Mining Ltd 11,641 252
Newmont Corp
(c)
2,139 157
Norsk Hydro ASA 57,408 372
Rio Tinto PLC 6,239 536
Yamana Gold Inc 50,400 264
$ 5,958
Miscellaneous Manufacturers - 0 .75%
3M Co
(c)
2,545 517
A O Smith Corp 2,046 145
Alfa Laval AB 2,630 98
Alstom SA 4,038 228
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
Carlisle Cos Inc 305 $ 59
Diploma PLC 3,014 123
Eaton Corp PLC
(c)
1,072 156
Hexpol AB 4,756 59
Illinois Tool Works Inc
(c)
3,303 766
Knorr-Bremse AG 2,435 303
Lydall Inc
(e)
2,056 75
Parker-Hannifin Corp
(c)
1,424 439
Siemens AG 3,366 552
Sturm Ruger & Co Inc 833 66
Textron Inc 3,266 223
Trane Technologies PLC
(c)
1,843 343
$ 4,152
Office & Business Equipment - 0 .07%
Canon Inc 7,100 169
Zebra Technologies Corp
(e)
400 199
$ 368
Office Furnishings - 0 .01%
Interface Inc 3,100 51
Oil & Gas - 0 .98%
APA Corp
(c)
18,524 385
Bellatrix Exploration Ltd
(e),(f)
94,641 —
BP PLC 35,367 154
California Resources Corp
(e)
3,331 97
Canadian Natural Resources Ltd 2,867 99
Chevron Corp
(c)
1,430 148
ConocoPhillips 1,052 58
Diamondback Energy Inc 437 35
EOG Resources Inc 5,318 427
Exxon Mobil Corp
(c)
6,761 395
Hess Corp 4,615 387
HollyFrontier Corp 673 22
Inpex Corp 12,100 83
Lundin Energy AB 13,044 447
Marathon Oil Corp
(c)
52,398 635
Nabors Industries Ltd
(e)
834 78
Occidental Petroleum Corp
(c)
31,804 826
OMV AG 4,670 271
Royal Dutch Shell PLC - A Shares 7,107 136
Santos Ltd 45,697 243
TOTAL SE 5,413 252
Valero Energy Corp 1,522 122
Whiting Petroleum Corp
(e)
2,723 125
$ 5,425
Oil & Gas Services - 0 .22%
Baker Hughes Co
(c)
12,323 301
DMC Global Inc
(e)
962 51
Halliburton Co
(c)
22,607 508
NOV Inc
(c),(e)
18,750 302
Schlumberger NV 1,599 50
$ 1,212
Packaging & Containers - 0 .32%
Amcor PLC
(c)
13,983 165
Ball Corp 1,256 103
CCL Industries Inc 5,400 305
Crown Holdings Inc
(c)
2,507 259
Packaging Corp of America 44 7
Sealed Air Corp
(c)
10,199 579
Vidrala SA 946 108
Westrock Co
(c)
4,179 244
$ 1,770
Pharmaceuticals - 1 .63%
AbbVie Inc
(c)
4,120 466
AmerisourceBergen Corp
(c)
3,461 397
AstraZeneca PLC ADR 1,086 62
AstraZeneca PLC 1,413 161
Becton Dickinson and Co
(c)
1,656 401
BioGaia AB 1,220 67

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co 1,516 $ 99
Chugai Pharmaceutical Co Ltd 9,700 367
Cigna Corp 718 186
CVS Health Corp
(c)
6,558 567
Dexcom Inc
(e)
431 159
Elanco Animal Health Inc
(e)
2,001 72
Eli Lilly & Co 683 137
GoodRx Holdings Inc
(e)
1,974 73
Jazz Pharmaceuticals PLC
(c),(e)
623 111
Johnson & Johnson
(c)
9,476 1,603
Kura Oncology Inc
(e)
1,434 32
McKesson Corp
(c)
5,007 963
Medipal Holdings Corp 4,600 88
Merck & Co Inc
(c)
11,077 841
Myovant Sciences Ltd
(e)
3,432 80
Nippon Shinyaku Co Ltd 1,500 108
Novartis AG 2,147 190
Novo Nordisk A/S 4,239 335
Pfizer Inc
(c)
24,193 937
Premier Inc 2,114 70
Sanofi 3,039 325
Takeda Pharmaceutical Co Ltd 4,600 157
$ 9,054
Pipelines - 0 .15%
Enterprise Products Partners LP 1,607 38
Keyera Corp 12,000 297
Kinder Morgan Inc
(c)
26,047 478
Southcross Holdings
(e)
615,976 17
$ 830
Private Equity - 0 .11%
Blackstone Group Inc/The 470 44
Brookfield Asset Management Inc 4,600 231
Intermediate Capital Group PLC 4,627 138
Partners Group Holding AG 112 169
$ 582
Real Estate - 0 .22%
Catena AB 1,932 103
CBRE Group Inc
(c),(e)
2,217 195
CK Asset Holdings Ltd 32,500 221
Daito Trust Construction Co Ltd 2,800 305
Kojamo Oyj 3,078 70
Marcus & Millichap Inc
(e)
1,777 70
REA Group Ltd 1,264 160
Redfin Corp
(e)
555 33
Shurgard Self Storage SA 1,155 59
$ 1,216
REITs - 1 .09%
Acadia Realty Trust 4,211 91
Alexandria Real Estate Equities Inc
(c)
1,608 287
American Tower Corp 1,819 465
Americold Realty Trust 2,120 81
AvalonBay Communities Inc 551 114
Big Yellow Group PLC 3,570 66
Camden Property Trust 446 56
Crown Castle International Corp
(c)
435 82
Digital Realty Trust Inc 335 51
Duke Realty Corp
(c)
3,704 172
Equinix Inc 70 52
Essential Properties Realty Trust Inc 2,682 69
Extra Space Storage Inc 1,037 155
Hibernia REIT plc 61,096 89
Iron Mountain Inc 3,822 166
Kimco Realty Corp
(c)
6,878 146
Lamar Advertising Co 13,223 1,386
Mid-America Apartment Communities Inc
(c)
1,023 164
Omega Healthcare Investors Inc 379 14
Pebblebrook Hotel Trust 3,217 72
Public Storage 1,260 356
Ryman Hospitality Properties Inc
(e)
532 40
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
SBA Communications Corp
(c)
109 $ 32
Simon Property Group Inc 1,438 185
Stockland 39,912 144
UNITE Group PLC/The 4,814 77
Uniti Group Inc 6,692 73
Ventas Inc
(c)
4,508 250
VEREIT Inc
(c)
4,827 230
VICI Properties Inc 3,498 109
Weyerhaeuser Co
(c)
19,343 734
Xenia Hotels & Resorts Inc
(e)
2,365 46
$ 6,054
Retail - 3 .07%
Advance Auto Parts Inc
(c)
3,170 601
AutoZone Inc
(c),(e)
215 302
Best Buy Co Inc
(c)
1,174 136
CarMax Inc
(e)
1,760 203
Children's Place Inc/The
(e)
1,010 94
Chipotle Mexican Grill Inc
(e)
96 132
Cosmos Pharmaceutical Corp 1,000 140
Costco Wholesale Corp
(c)
625 236
Dollar Tree Inc
(c),(e)
6,548 639
Five Below Inc
(e)
899 166
Floor & Decor Holdings Inc
(e)
696 68
Gap Inc/The
(c)
9,270 310
Genuine Parts Co
(c)
3,549 465
Home Depot Inc/The
(c)
3,284 1,047
Industria de Diseno Textil SA 14,836 577
Jand Inc
(e),(f),(g)
1,693 42
JD Sports Fashion PLC 22,561 302
Kingfisher PLC 19,903 101
L Brands Inc
(c)
16,682 1,166
Lowe's Cos Inc
(c)
3,729 727
Lululemon Athletica Inc
(e)
602 195
McDonald's Corp
(c)
7,611 1,780
Movado Group Inc 2,351 65
Next PLC
(e)
1,302 150
Ollie's Bargain Outlet Holdings Inc
(e)
1,206 104
O'Reilly Automotive Inc
(c),(e)
1,309 701
Pandora A/S 1,741 235
Ross Stores Inc
(c)
2,328 294
Starbucks Corp 3,030 345
Sundrug Co Ltd 6,000 204
Target Corp
(c)
8,914 2,023
TJX Cos Inc/The 4,860 328
Tractor Supply Co
(c)
669 121
Ulta Beauty Inc
(c),(e)
295 102
USS Co Ltd 11,200 197
Walgreens Boots Alliance Inc
(c)
3,604 190
Walmart Inc
(c)
6,223 884
Wesfarmers Ltd 11,165 478
WH Smith PLC
(e)
3,078 75
Wingstop Inc 428 61
Yum! Brands Inc
(c)
8,782 1,054
$ 17,040
Savings & Loans - 0 .05%
Berkshire Hills Bancorp Inc 3,052 85
Pacific Premier Bancorp Inc 1,880 86
Sterling Bancorp/DE 2,813 75
WSFS Financial Corp 1,015 54
$ 300
Semiconductors - 2 .14%
ACM Research Inc
(e)
287 22
Advanced Micro Devices Inc
(c),(e)
6,441 515
Advantest Corp 1,500 132
Applied Materials Inc
(c)
9,758 1,348
ASML Holding NV 1,018 688
BE Semiconductor Industries NV 1,402 112
Broadcom Inc
(c)
600 284
Intel Corp
(c)
19,831 1,132

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
KLA Corp
(c)
1,803 $ 571
Lam Research Corp
(c)
997 648
Marvell Technology Inc 1,243 60
Maxim Integrated Products Inc
(c)
1,503 153
Microchip Technology Inc
(c)
1,387 218
Micron Technology Inc
(c),(e)
4,942 416
MKS Instruments Inc 452 85
Monolithic Power Systems Inc
(c)
454 156
NVIDIA Corp
(c)
460 299
NXP Semiconductors NV
(c)
3,175 671
Qorvo Inc
(c),(e)
3,092 565
QUALCOMM Inc
(c)
9,668 1,301
Rambus Inc
(e)
3,779 74
Rohm Co Ltd 1,000 94
Samsung Electronics Co Ltd 700 50
Silicon Motion Technology Corp ADR 1,232 81
Skyworks Solutions Inc
(c)
2,109 359
SOITEC
(e)
509 103
STMicroelectronics NV 9,549 356
Teradyne Inc
(c)
1,188 157
Texas Instruments Inc
(c)
5,085 966
Tower Semiconductor Ltd
(e)
9,034 248
$ 11,864
Shipbuilding - 0 .04%
Huntington Ingalls Industries Inc 609 132
Wartsila OYJ Abp 6,692 90
$ 222
Software - 3 .03%
Activision Blizzard Inc
(c)
2,481 242
Adobe Inc
(c),(e)
2,697 1,361
Agilysys Inc
(e)
1,892 96
ANSYS Inc
(c),(e)
87 29
Autodesk Inc
(c),(e)
221 63
Bandwidth Inc
(e)
357 42
Black Knight Inc
(e)
1,299 95
Box Inc
(e)
4,011 94
Broadridge Financial Solutions Inc
(c)
1,809 289
Cadence Design Systems Inc
(c),(e)
278 35
Cardlytics Inc
(e)
1,385 148
Cerner Corp
(c)
1,143 89
Citrix Systems Inc
(c)
1,342 154
Cloudera Inc
(e)
7,409 95
Constellation Software Inc/Canada 207 297
CSG Systems International Inc 1,262 56
Digital Turbine Inc
(e)
1,373 91
DocuSign Inc
(e)
3,759 758
Dropbox Inc - A Shares
(c),(e)
3,025 83
Dynatrace Inc
(c),(e)
6,584 341
Electronic Arts Inc
(c)
2,299 328
Envestnet Inc
(e)
16,226 1,168
Fair Isaac Corp
(c),(e)
1,152 583
Fiserv Inc
(c),(e)
623 72
Global-e Online Ltd
(e)
100 3
Guidewire Software Inc
(e)
680 66
Health Catalyst Inc
(e)
1,328 71
J2 Global Inc
(e)
720 90
Konami Holdings Corp 2,100 136
Manhattan Associates Inc
(e)
450 61
Microsoft Corp
(c)
14,378 3,590
MINDBODY Inc
(e),(f)
9,229 337
MongoDB Inc
(e)
2,744 801
NextGen Healthcare Inc
(e)
4,375 72
Oracle Corp
(c)
9,952 784
Oracle Corp Japan 1,100 99
Paychex Inc
(c)
4,102 415
Paycom Software Inc
(e)
323 106
Porch Group, Inc.
(e),(g)
2,164 37
PROS Holdings Inc
(e)
1,689 75
PTC Inc
(e)
978 131
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
RingCentral Inc
(e)
389 $ 102
Roper Technologies Inc
(c)
105 47
salesforce.com Inc
(c),(e)
1,913 456
ServiceNow Inc
(c),(e)
517 245
SimCorp A/S 509 69
Square Enix Holdings Co Ltd 2,400 129
Synopsys Inc
(c),(e)
153 39
Take-Two Interactive Software Inc
(c),(e)
2,026 376
Topicus.com Inc
(e)
341 22
Twilio Inc
(e)
3,422 1,150
Veritone Inc
(e)
3,452 66
Verra Mobility Corp
(e)
3,181 45
VMware Inc
(e)
494 78
WiseTech Global Ltd 4,748 101
Workday Inc
(e)
636 145
Xperi Holding Corp 3,824 82
Zoom Video Communications Inc
(c),(e)
421 140
$ 16,775
Telecommunications - 1 .44%
AT&T Inc
(c)
11,684 344
Cisco Systems Inc/Delaware
(c)
21,189 1,121
Corning Inc
(c)
11,306 493
Deutsche Telekom AG 5,113 106
Harmonic Inc
(e)
8,141 57
Hellenic Telecommunications Organization SA 5,872 105
HMS Networks AB 1,194 50
InterDigital Inc 972 79
Juniper Networks Inc
(c)
13,019 343
Koninklijke KPN NV 75,394 252
Lumen Technologies Inc
(c)
6,174 85
Motorola Solutions Inc
(c)
1,980 406
Nippon Telegraph & Telephone Corp 20,100 544
Nokia OYJ
(e)
59,206 309
Plantronics Inc
(e)
2,595 85
SES SA 43,646 363
SoftBank Group Corp 1,100 84
Telefonaktiebolaget LM Ericsson 61,130 820
T-Mobile US Inc
(c),(e)
12,549 1,775
Ubiquiti Inc 136 41
Verizon Communications Inc
(c)
6,659 377
Vodafone Group PLC 93,100 169
$ 8,008
Textiles - 0 .09%
Mohawk Industries Inc
(c),(e)
2,498 526
Toys, Games & Hobbies - 0 .20%
Games Workshop Group PLC 776 132
Hasbro Inc
(c)
4,730 454
Nintendo Co Ltd 800 495
$ 1,081
Transportation - 1 .18%
AP Moller - Maersk A/S - B 80 221
Aurizon Holdings Ltd 158,464 446
Canadian National Railway Co 2,530 285
CSX Corp
(c)
3,040 304
Deutsche Post AG 3,712 252
Expeditors International of Washington Inc
(c)
7,353 924
FedEx Corp
(c)
2,393 753
Hub Group Inc
(e)
1,106 77
JB Hunt Transport Services Inc
(c)
523 90
Kirby Corp
(e)
1,271 83
Kuehne + Nagel International AG 332 112
Norfolk Southern Corp 847 238
Old Dominion Freight Line Inc
(c)
978 260
Ryder System Inc 480 39
Union Pacific Corp
(c)
8,717 1,959
United Parcel Service Inc
(c)
2,317 498
$ 6,541

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Water - 0 .03%
Veolia Environnement SA 5,027 $ 159
TOTAL COMMON STOCKS $ 274,112
CONVERTIBLE PREFERRED STOCKS
- 0 .67 % Shares Held Value (000's)
Agriculture - 0 .06%
Bunge Ltd 4.88%
(i)
2,848 $ 344
Banks - 0 .08%
Bank of America Corp 7.25%
(i)
151 212
Wells Fargo & Co 7.50%
(i)
151 220
$ 432
Diversified Financial Services - 0 .03%
4L Technologies - Rights 0.00%
(e),(f)
869 174
Healthcare - Products - 0 .03%
Boston Scientific Corp 5.50%, 06/01/2023 1,335 152
Pipelines - 0 .39%
El Paso Energy Capital Trust I 4.75%,
03/31/2028
452 23
Southcross Energy Series A 0.00%
(e),(f)
2,399,339 1,199
Southcross Energy Series B 0.00%
(e),(f)
644,694 935
$ 2,157
Real Estate - 0 .01%
WE Company Preferred D-1 0.00%
(e),(f),(g)
2,708 25
WE Company Preferred D-2 0.00%
(e),(f),(g)
3,824 35
$ 60
Retail - 0 .02%
Jand Inc 0.00%
(e),(f),(g)
3,781 93
Telecommunications - 0 .05%
2020 Cash Mandatory Exchangeable Trust
5.25%, 06/01/2023
(h)
250 308
TOTAL CONVERTIBLE PREFERRED STOCKS $ 3,720
PREFERRED STOCKS - 0 .04 % Shares Held Value (000's)
Automobile Manufacturers - 0 .02%
Volkswagen AG 4.86% 297 $ 82
Chemicals - 0 .02%
FUCHS PETROLUB SE 0.99% 2,402 123
Software - 0 .00%
Marklogic - Escrow 0.00%
(e),(f),(g)
14,832 —
TOTAL PREFERRED STOCKS $ 205
BONDS - 28 .92%
Principal
Amount (000's) Value (000's)
Advertising - 0 .03%
Lamar Media Corp
3.75%, 02/15/2028 $ 50 $ 51
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(h)
120 119
$ 170
Aerospace & Defense - 0 .64%
Boeing Co/The
2.20%, 02/04/2026 440 442
2.95%, 02/01/2030 85 86
3.25%, 02/01/2035 45 44
3.38%, 06/15/2046 250 230
3.50%, 03/01/2039 65 64
3.55%, 03/01/2038 30 29
3.63%, 03/01/2048 155 148
3.65%, 03/01/2047 50 47
3.75%, 02/01/2050 205 201
3.83%, 03/01/2059 25 24
3.85%, 11/01/2048 50 49
3.90%, 05/01/2049 100 100
3.95%, 08/01/2059 60 59
5.15%, 05/01/2030 380 445
5.81%, 05/01/2050 220 283
5.93%, 05/01/2060 60 78
Leonardo US Holdings Inc
6.25%, 01/15/2040
(h)
541 633
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Spirit AeroSystems Inc
4.60%, 06/15/2028 $ 35 $ 34
7.50%, 04/15/2025
(h)
310 332
TransDigm Inc
4.63%, 01/15/2029
(h)
230 227
$ 3,555
Airlines - 0 .18%
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.50%, 04/20/2026
(h)
40 42
5.75%, 04/20/2029
(h)
50 54
United Airlines 2019-2 Class B Pass Through
Trust
3.50%, 11/01/2029 829 813
United Airlines 2020-1 Class B Pass Through
Trust
4.88%, 07/15/2027 19 21
United Airlines Inc
4.38%, 04/15/2026
(h)
35 36
4.63%, 04/15/2029
(h)
55 57
$ 1,023
Automobile Asset Backed Securities - 0 .47%
Avid Automobile Receivables Trust 2019-1
3.14%, 07/15/2026
(h)
150 154
Avis Budget Rental Car Funding AESOP LLC
2.13%, 08/20/2027
(h)
350 350
2.96%, 02/20/2027
(h)
100 106
CarMax Auto Owner Trust 2018-1
3.37%, 07/15/2024 25 26
Chesapeake Funding II LLC
3.57%, 04/15/2030
(h)
175 176
3.92%, 04/15/2030
(h)
455 457
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029 220 221
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026
(h)
140 151
First Investors Auto Owner Trust 2019-2
2.80%, 12/15/2025
(h)
75 77
3.88%, 01/15/2026
(h)
175 181
Prestige Auto Receivables Trust 2019-1
3.90%, 05/15/2026
(h)
145 150
Santander Drive Auto Receivables Trust 2020-1
5.35%, 03/15/2028 385 423
Santander Drive Auto Receivables Trust 2021-2
1.35%, 07/15/2027 150 150
$ 2,622
Automobile Manufacturers - 0 .27%
General Motors Co
5.40%, 04/01/2048 260 318
5.95%, 04/01/2049 730 953
General Motors Financial Co Inc
5.70%, 09/30/2030
(i),(j)
35 39
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%
5.75%, 09/30/2027
(i),(j)
100 109
3 Month USD LIBOR + 3.60%
6.50%, 09/30/2028
(i),(j)
75 83
3 Month USD LIBOR + 3.44%
$ 1,502
Banks - 1 .10%
Banco Hipotecario SA
38.12%, 11/07/2022
(h)
ARS 10,245 116
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 4.00%
Banco Macro SA
17.50%, 05/08/2022
(h)
5,115 49

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Santander SA
2.75%, 12/03/2030 $ 200 $ 196
Banque Centrale de Tunisie International Bond
5.63%, 02/17/2024 EUR 325 377
5.75%, 01/30/2025 $ 200 190
6.38%, 07/15/2026 EUR 1,175 1,356
Barclays PLC
3.56%, 09/23/2035
(j)
$ 495 506
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Citigroup Inc
0.98%, 05/01/2025
(j)
90 90
Secured Overnight Financing Rate + 0.67%
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 190 190
3.04%, 05/28/2032
(j)
150 149
Secured Overnight Financing Rate + 1.72%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 1,150 1,133
Itau Unibanco Holding SA/Cayman Island
6.13%, 12/12/2022
(i),(j),(k)
825 844
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
JPMorgan Chase & Co
1.58%, 04/22/2027
(j)
170 171
Secured Overnight Financing Rate + 0.89%
Standard Chartered PLC
3.27%, 02/18/2036
(h),(j)
375 374
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
UniCredit SpA
2.57%, 09/22/2026
(h),(j)
350 355
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
$ 6,096
Beverages - 0 .04%
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 206 208
Building Materials - 0 .24%
Cemex SAB de CV
3.88%, 07/11/2031
(h)
200 200
5.20%, 09/17/2030
(h)
1,025 1,118
$ 1,318
Chemicals - 0 .52%
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(h)
200 208
MEGlobal Canada ULC
5.00%, 05/18/2025 600 674
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031
(h)
205 204
Sasol Financing USA LLC
4.38%, 09/18/2026 500 516
5.50%, 03/18/2031 1,250 1,306
$ 2,908
Commercial Mortgage Backed Securities - 0 .70%
COMM 2012-LC4 Mortgage Trust
5.53%, 12/10/2044
(l)
10 10
Credit Suisse Commercial Mortgage Securities
Corp 2019-SLKZ
3.70%, 01/15/2034
(h)
155 153
1.00 x 1 Month USD LIBOR + 3.60%
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(h)
1,055 911
Morgan Stanley Capital I Trust 2011-C2
5.31%, 06/15/2044
(h),(l)
475 429
5.31%, 06/15/2044
(h),(l)
160 107
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Motel 6 Trust 2017-M6MZ
7.03%, 08/15/2024
(h)
$ 480 $ 464
1.00 x 1 Month USD LIBOR + 6.93%
Starwood Retail Property Trust 2014-STAR
2.85%, 11/15/2027
(f),(h)
170 79
1.00 x 1 Month USD LIBOR + 2.75%
4.50%, 11/15/2027
(f),(h)
645 60
1.00 x 1 Month USD LIBOR + 4.40%
Wells Fargo Commercial Mortgage Trust
2016-C36
4.19%, 11/15/2059
(l)
100 88
WFRBS Commercial Mortgage Trust 2011-C3
5.60%, 03/15/2044
(h),(l)
414 202
WFRBS Commercial Mortgage Trust 2011-C4
5.13%, 06/15/2044
(h),(l)
845 757
WFRBS Commercial Mortgage Trust 2012-C6
5.61%, 04/15/2045
(h),(l)
500 509
WFRBS Commercial Mortgage Trust 2012-C7
4.80%, 06/15/2045
(l)
80 60
4.80%, 06/15/2045
(h),(l)
225 49
$ 3,878
Commercial Services - 0 .18%
Adani Ports & Special Economic Zone Ltd
4.20%, 08/04/2027
(h)
650 690
Sabre GLBL Inc
9.25%, 04/15/2025
(h)
30 35
Square Inc
3.50%, 06/01/2031
(h)
110 110
TriNet Group Inc
3.50%, 03/01/2029
(h)
155 151
$ 986
Cosmetics & Personal Care - 0 .07%
Natura Cosmeticos SA
4.13%, 05/03/2028
(h)
200 205
Oriflame Investment Holding PLC
5.13%, 05/04/2026
(h)
200 202
$ 407
Credit Card Asset Backed Securities - 0 .03%
Mercury Financial Credit Card Master Trust
1.54%, 03/20/2026
(h)
190 191
Diversified Financial Services - 0 .82%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.65%, 07/21/2027 150 159
3.88%, 01/23/2028 150 159
6.50%, 07/15/2025 150 176
Air Lease Corp
3.13%, 12/01/2030 535 535
4.65%, 06/15/2026
(i),(j)
180 184
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Aircastle Ltd
4.25%, 06/15/2026 425 460
Ally Financial Inc
4.70%, 05/15/2026
(i),(j)
220 226
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(i),(j),(m)
185 187
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
Aviation Capital Group LLC
1.95%, 01/30/2026
(h)
45 45
5.50%, 12/15/2024
(h)
175 197
Navient Corp
5.00%, 03/15/2027 255 259
6.13%, 03/25/2024 5 5

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
OneMain Finance Corp
7.13%, 03/15/2026 $ 90 $ 105
Power Finance Corp Ltd
5.25%, 08/10/2028 740 824
Quicken Loans LLC
5.25%, 01/15/2028
(h)
85 89
Quicken Loans LLC / Quicken Loans Co-Issuer
Inc
3.63%, 03/01/2029
(h)
260 253
3.88%, 03/01/2031
(h)
520 508
USAA Capital Corp
0.50%, 05/01/2024
(h)
150 150
$ 4,521
Electric - 0 .41%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(h)
725 735
Calpine Corp
3.75%, 03/01/2031
(h)
135 127
5.13%, 03/15/2028
(h)
125 126
Edison International
5.38%, 03/15/2026
(i),(j)
350 353
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.70%
India Green Power Holdings
4.00%, 02/22/2027
(h)
300 298
NRG Energy Inc
4.45%, 06/15/2029
(h)
130 142
5.25%, 06/15/2029
(h)
60 63
Pacific Gas and Electric Co
3.50%, 08/01/2050 210 182
4.30%, 03/15/2045 220 204
4.95%, 07/01/2050 25 25
$ 2,255
Electronics - 0 .11%
Brightstar Escrow Corp
9.75%, 10/15/2025
(h)
571 620
Engineering & Construction - 0 .09%
GMR Hyderabad International Airport Ltd
4.75%, 02/02/2026
(h)
200 201
5.38%, 04/10/2024 270 277
$ 478
Entertainment - 0 .09%
Genm Capital Labuan Ltd
3.88%, 04/19/2031
(h)
200 196
Scientific Games International Inc
7.00%, 05/15/2028
(h)
200 216
7.25%, 11/15/2029
(h)
75 83
$ 495
Food - 0 .30%
Hormel Foods Corp
0.65%, 06/03/2024
(m)
510 510
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
3.75%, 12/01/2031
(h)
80 81
Kraft Heinz Foods Co
4.88%, 10/01/2049 570 654
5.20%, 07/15/2045 175 207
MARB BondCo PLC
3.95%, 01/29/2031
(h)
230 221
$ 1,673
Forest Products & Paper - 0 .03%
Suzano Austria GmbH
3.75%, 01/15/2031 170 176
Healthcare - Services - 0 .40%
Catalent Pharma Solutions Inc
3.13%, 02/15/2029
(h)
50 48
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Centene Corp
2.50%, 03/01/2031 $ 345 $ 331
3.00%, 10/15/2030 75 75
Charles River Laboratories International Inc
3.75%, 03/15/2029
(h)
35 35
4.00%, 03/15/2031
(h)
35 35
Hadrian Merger Sub Inc
8.50%, 05/01/2026
(h)
636 660
HCA Inc
3.50%, 09/01/2030 185 190
Tenet Healthcare Corp
4.63%, 06/15/2028
(h)
5 5
5.13%, 05/01/2025 255 258
6.13%, 10/01/2028
(h)
65 68
UnitedHealth Group Inc
0.55%, 05/15/2024 510 511
$ 2,216
Insurance - 0 .06%
Athene Holding Ltd
3.50%, 01/15/2031 165 174
Global Atlantic Fin Co
4.40%, 10/15/2029
(h)
130 139
$ 313
Internet - 0 .55%
Amazon.com Inc
0.45%, 05/12/2024 505 506
Expedia Group Inc
2.95%, 03/15/2031
(h)
55 55
3.25%, 02/15/2030 670 686
3.80%, 02/15/2028 55 59
4.63%, 08/01/2027
(h)
165 187
Go Daddy Operating Co LLC / GD Finance Co
Inc
3.50%, 03/01/2029
(h)
165 159
Netflix Inc
4.88%, 04/15/2028 25 29
4.88%, 06/15/2030
(h)
170 196
5.38%, 11/15/2029
(h)
25 29
5.88%, 11/15/2028 100 121
6.38%, 05/15/2029 120 150
Uber Technologies Inc
6.25%, 01/15/2028
(h)
55 59
7.50%, 09/15/2027
(h)
715 783
8.00%, 11/01/2026
(h)
40 43
$ 3,062
Investment Companies - 0 .28%
FS KKR Capital Corp
3.40%, 01/15/2026 535 553
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
5.25%, 05/15/2027 235 241
6.25%, 05/15/2026 305 322
Owl Rock Capital Corp
3.40%, 07/15/2026 425 444
$ 1,560
Iron & Steel - 0 .42%
ABJA Investment Co Pte Ltd
5.45%, 01/24/2028 210 223
CSN Inova Ventures
6.75%, 01/28/2028
(h)
700 771
6.75%, 01/28/2028 200 220
CSN Islands XII Corp
7.00%, 09/23/2021
(i)
625 632
Metinvest BV
7.65%, 10/01/2027
(h)
250 273
8.50%, 04/23/2026 200 226
$ 2,345

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services - 0 .26%
Carnival Corp
5.75%, 03/01/2027
(h)
$ 601 $ 639
Constellation Merger Sub Inc
8.50%, 09/15/2025
(h)
441 432
NCL Corp Ltd
5.88%, 03/15/2026
(h)
105 109
NCL Finance Ltd
6.13%, 03/15/2028
(h)
40 42
Royal Caribbean Cruises Ltd
5.50%, 04/01/2028
(h)
205 216
$ 1,438
Lodging - 0 .12%
Hilton Domestic Operating Co Inc
3.63%, 02/15/2032
(h)
120 117
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Esc
5.00%, 06/01/2029
(h),(m)
105 106
Hyatt Hotels Corp
5.38%, 04/23/2025 45 51
5.75%, 04/23/2030 80 95
Marriott International Inc/MD
4.63%, 06/15/2030 85 96
Travel + Leisure Co
4.63%, 03/01/2030
(h)
80 82
6.00%, 04/01/2027 10 11
6.63%, 07/31/2026
(h)
100 115
$ 673
Machinery - Construction & Mining - 0 .09%
Caterpillar Financial Services Corp
0.45%, 05/17/2024 505 506
Media - 0 .93%
AMC Networks Inc
4.25%, 02/15/2029 85 84
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(h)
675 674
4.50%, 05/01/2032 20 20
Cengage Learning Inc
9.50%, 06/15/2024
(h)
1,161 1,180
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.40%, 12/01/2061
(m)
1,020 1,032
Clear Channel Worldwide Holdings Inc
5.13%, 08/15/2027
(h)
295 298
CSC Holdings LLC
6.50%, 02/01/2029
(h)
200 219
DISH DBS Corp
5.13%, 06/01/2029
(h)
155 154
iHeartCommunications Inc
4.75%, 01/15/2028
(h)
320 326
8.38%, 05/01/2027 285 305
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(h)
425 436
Virgin Media Finance PLC
5.00%, 07/15/2030
(h)
200 199
Ziggo BV
4.88%, 01/15/2030
(h)
215 220
$ 5,147
Metal Fabrication & Hardware - 0 .25%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025
(h)
1,290 1,374
Mining - 0 .33%
First Quantum Minerals Ltd
6.88%, 03/01/2026
(h)
405 425
7.50%, 04/01/2025
(h)
200 208
FMG Resources August 2006 Pty Ltd
4.38%, 04/01/2031
(h)
155 162
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Freeport-McMoRan Inc
4.13%, 03/01/2028 $ 140 $ 146
4.25%, 03/01/2030 105 113
4.63%, 08/01/2030 35 38
5.40%, 11/14/2034 160 190
5.45%, 03/15/2043 55 66
Glencore Funding LLC
2.85%, 04/27/2031
(h)
405 404
Novelis Corp
4.75%, 01/30/2030
(h)
70 73
Volcan Cia Minera SAA
4.38%, 02/11/2026
(h)
30 29
$ 1,854
Mortgage Backed Securities - 0 .90%
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 73 75
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 48 49
5.50%, 08/25/2034 52 54
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 115 119
Alternative Loan Trust 2005-J1
5.50%, 02/25/2025 48 49
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 52 53
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 52 57
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 56 56
Banc of America Mortgage 2005-A Trust
2.58%, 02/25/2035
(l)
19 20
CHL Mortgage Pass-Through Trust 2004-HYB4
2.94%, 09/20/2034
(l)
21 22
CIM Trust
2.57%, 07/25/2059
(h),(l)
195 196
Citigroup Mortgage Loan Trust 2019-B
3.26%, 04/25/2066
(h),(l)
296 298
Connecticut Avenue Securities Trust 2020-R01
2.14%, 01/25/2040
(h)
132 133
1.00 x 1 Month USD LIBOR + 2.05%
CSFB Mortgage-Backed Pass-Through
Certificates Series 2003-27
5.75%, 11/25/2033 31 33
CSMC 2019-RP10 Trust
3.02%, 12/26/2059
(h),(l)
270 272
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060
(h),(l)
190 193
DSLA Mortgage Loan Trust 2005-AR5
0.43%, 09/19/2045 111 84
1.00 x 1 Month USD LIBOR + 0.33%
Fannie Mae Connecticut Avenue Securities
2.29%, 01/25/2030 29 29
1.00 x 1 Month USD LIBOR + 2.20%
Freddie Mac Structured Agency Credit Risk Debt
Notes
1.89%, 07/25/2030 21 21
1.00 x 1 Month USD LIBOR + 1.80%
GCAT 2020-4 LLC
2.61%, 12/25/2025
(h),(l)
411 413
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 36 37
IndyMac INDX Mortgage Loan Trust 2004-AR7
1.31%, 09/25/2034 103 99
1.00 x 1 Month USD LIBOR + 1.22%
IndyMac INDX Mortgage Loan Trust 2005-AR11
2.99%, 08/25/2035
(l)
437 401

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Lehman XS Trust Series 2006-2N
0.61%, 02/25/2046 $ 74 $ 68
1.00 x 1 Month USD LIBOR + 0.52%
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 31 31
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 28 29
6.00%, 06/25/2034 30 31
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 155 159
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
2.11%, 05/25/2036
(l)
8 9
New Residential Mortgage Loan Trust
2020-NPL2
3.23%, 08/25/2060
(h),(l)
82 83
PRPM 2020-5 LLC
3.10%, 11/25/2025
(h),(l)
548 553
PRPM 2021-2 LLC
2.12%, 03/25/2026
(h),(l)
106 106
PRPM 2021-3 LLC
1.87%, 04/25/2026
(h),(l)
206 207
RCO V Mortgage LLC 2020-1
3.10%, 09/25/2025
(h),(l)
149 150
Structured Adjustable Rate Mortgage Loan Trust
0.40%, 07/25/2035 495 370
1.00 x 1 Month USD LIBOR + 0.31%
VOLT XCIII LLC
1.89%, 02/27/2051
(h),(l)
266 265
VOLT XCVI LLC
2.12%, 03/27/2051
(h),(l)
166 166
$ 4,990
Oil & Gas - 1 .97%
Aker BP ASA
3.75%, 01/15/2030
(h)
505 533
Bellatrix Exploration 8.5 - Escrow
8.50%, 09/11/2023
(f)
236 —
Bellatrix Exploration PIK - Escrow
0.00%, 12/15/2023
(e),(f)
257 —
Cobalt International Energy Inc
0.00%, 12/01/2023
(e)
4,635 67
Continental Resources Inc/OK
5.75%, 01/15/2031
(h)
190 223
Ecopetrol SA
6.88%, 04/29/2030 200 238
Energean Israel Finance Ltd
4.50%, 03/30/2024
(h)
875 900
4.88%, 03/30/2026
(h)
375 388
5.38%, 03/30/2028
(h)
380 394
5.88%, 03/30/2031
(h)
130 135
EQT Corp
3.13%, 05/15/2026
(h)
15 15
3.63%, 05/15/2031
(h)
30 31
5.00%, 01/15/2029 15 17
Hess Corp
5.60%, 02/15/2041 155 187
Kosmos Energy Ltd
7.13%, 04/04/2026 400 388
7.50%, 03/01/2028
(h)
350 336
Leviathan Bond Ltd
5.75%, 06/30/2023
(h)
350 368
6.13%, 06/30/2025
(h)
660 725
6.50%, 06/30/2027
(h)
755 838
Occidental Petroleum Corp
2.90%, 08/15/2024 105 105
3.50%, 06/15/2025 35 35
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
OGX Austria GmbH
0.00%, 06/01/2018
(e),(h)
$ 600 $ —
0.00%, 04/01/2022
(e),(h)
1,100 —
Ovintiv Inc
6.50%, 08/15/2034 20 26
6.50%, 02/01/2038 10 13
6.63%, 08/15/2037 40 53
7.20%, 11/01/2031 5 7
7.38%, 11/01/2031 5 7
8.13%, 09/15/2030 25 34
Petroleos Mexicanos
5.35%, 02/12/2028 700 694
5.95%, 01/28/2031 1,105 1,075
6.35%, 02/12/2048 375 318
6.63%, 06/15/2035 225 217
6.84%, 01/23/2030 700 725
Saudi Arabian Oil Co
3.25%, 11/24/2050
(h)
225 210
Tullow Oil PLC
7.00%, 03/01/2025 450 383
10.25%, 05/15/2026
(h)
1,100 1,130
YPF SA
6.95%, 07/21/2027
(h)
135 88
$ 10,903
Other Asset Backed Securities - 3 .83%
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(h)
119 124
Adams Outdoor Advertising LP
4.81%, 11/15/2048
(h)
730 787
AIM Aviation Finance Ltd
5.07%, 02/15/2040
(h),(l)
675 272
Allegro CLO VI Ltd
2.94%, 01/17/2031
(h)
250 246
1.00 x 3 Month USD LIBOR + 2.75%
American Homes 4 Rent 2014-SFR2 Trust
5.15%, 10/17/2036
(h)
280 302
6.23%, 10/17/2036
(h)
695 759
American Homes 4 Rent 2014-SFR3 Trust
6.42%, 12/17/2036
(h)
900 991
American Homes 4 Rent 2015-SFR1
5.64%, 04/17/2052
(h)
1,045 1,151
Anchorage Capital CLO 9 Ltd
4.18%, 07/15/2032
(h)
250 251
1.00 x 3 Month USD LIBOR + 4.00%
Arbys Funding LLC
3.24%, 07/30/2050
(h)
313 324
ArrowMark Colorado Holdings
2.88%, 07/15/2029
(h)
250 250
1.00 x 3 Month USD LIBOR + 2.70%
Ascentium Equipment Receivables 2017-2 Trust
2.87%, 08/10/2022
(h)
80 81
Avery Point VII CLO Ltd
6.78%, 01/15/2028
(h)
1,400 1,392
1.00 x 3 Month USD LIBOR + 6.60%
Barings Clo Ltd 2019-IV
2.98%, 01/15/2033
(h)
250 251
1.00 x 3 Month USD LIBOR + 2.80%
Battalion Clo XIV Ltd
6.87%, 04/20/2032
(h)
250 249
1.00 x 3 Month USD LIBOR + 6.68%
Bayview Opportunity Master Fund V Trust
2020-RN3
3.23%, 09/25/2035
(h),(l)
143 144
Blackbird Capital Aircraft Lease Securitization
Ltd 2016-1
4.21%, 12/16/2041
(h),(l)
186 184

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Canyon Capital CLO 2019-2 Ltd
7.33%, 10/15/2032
(h)
$ 250 $ 250
1.00 x 3 Month USD LIBOR + 7.15%
CARLYLE US CLO 2017-4 Ltd
2.98%, 01/15/2030
(h)
280 271
1.00 x 3 Month USD LIBOR + 2.80%
CCG Receivables Trust 2018-1
3.42%, 06/16/2025
(h)
100 100
CLI Funding VIII LLC
1.64%, 02/18/2046
(h)
390 386
DB Master Finance LLC
4.35%, 05/20/2049
(h)
206 227
Diamond Resorts Owner Trust
6.07%, 10/22/2029
(h)
54 55
Diamond Resorts Owner Trust 2018-1
4.53%, 01/21/2031
(h)
185 191
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032
(h)
178 183
Domino's Pizza Master Issuer LLC
2.66%, 04/25/2051
(h)
220 224
4.12%, 07/25/2047
(h)
513 554
Dryden 33 Senior Loan Fund
7.15%, 04/15/2029
(h)
700 695
1.00 x 3 Month USD LIBOR + 6.97%
GCA2014 Holdings Ltd - Class C
6.00%, 01/05/2030
(f),(h)
709 289
GCA2014 Holdings Ltd - Class D
7.50%, 01/05/2030
(f),(h)
324 55
GCA2014 Holdings Ltd - Class E
0.00%, 01/05/2030
(e),(f),(h)
1,030 —
Global Container Assets Ltd
4.50%, 02/05/2030
(h)
156 157
Hardee's Funding LLC
3.98%, 12/20/2050
(h)
185 195
Hayfin Kingsland XI Ltd
7.09%, 07/20/2032
(h)
110 109
1.00 x 3 Month USD LIBOR + 6.90%
Hilton Grand Vacations Trust 2018-A
4.00%, 02/25/2032
(h)
50 53
HPEFS Equipment Trust
2.79%, 07/22/2030
(h)
500 518
HPEFS Equipment Trust 2020-1
2.26%, 02/20/2030
(h)
115 118
Kestrel Aircraft Funding Ltd
4.25%, 12/15/2038
(h)
332 333
KKR Clo 25 Ltd
6.72%, 04/15/2032
(h)
640 638
1.00 x 3 Month USD LIBOR + 6.54%
Legacy Mortgage Asset Trust 2019-GS3
3.75%, 04/25/2059
(h),(l)
310 313
Legacy Mortgage Asset Trust 2019-GS4
3.44%, 05/25/2059
(h),(l)
158 159
Madison Park Funding XXVI Ltd
3.18%, 07/29/2030
(h)
255 253
1.00 x 3 Month USD LIBOR + 3.00%
Madison Park Funding XXX LTD
2.68%, 04/15/2029
(h)
255 253
1.00 x 3 Month USD LIBOR + 2.50%
Octagon Investment Partners XVI Ltd
5.94%, 07/17/2030
(h)
500 490
1.00 x 3 Month USD LIBOR + 5.75%
Octagon Investment Partners XXII Ltd
2.08%, 01/22/2030
(h)
250 250
1.00 x 3 Month USD LIBOR + 1.90%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
OHA Credit Funding 3 LTD
0.00%, 07/02/2035
(e),(h),(m)
$ 250 $ 250
1.00 x 3 Month USD LIBOR + 6.25%
5.19%, 07/20/2032
(h)
255 250
1.00 x 3 Month USD LIBOR + 5.00%
OHA Credit Funding 4 Ltd
6.32%, 10/22/2032
(h)
255 254
1.00 x 3 Month USD LIBOR + 6.10%
OHA Loan Funding 2013-1 Ltd
3.22%, 07/23/2031
(h)
275 277
1.00 x 3 Month USD LIBOR + 3.05%
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028
(h)
790 791
OneMain Financial Issuance Trust 2019-1
4.22%, 02/14/2031
(h)
620 624
OZLM XXIII Ltd
3.93%, 04/15/2034
(h)
390 389
1.00 x 3 Month USD LIBOR + 3.75%
Parallel 2017-1 Ltd
2.19%, 07/20/2029
(h)
305 301
1.00 x 3 Month USD LIBOR + 2.00%
Parallel 2018-2 Ltd
2.34%, 10/20/2031
(h)
480 478
1.00 x 3 Month USD LIBOR + 2.15%
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(h)
272 271
Progress Residential 2018-SFR2 Trust
4.66%, 08/17/2035
(h)
100 101
Progress Residential 2019-SFR1 Trust
4.47%, 08/17/2035
(h)
420 432
PRPM 2020-1 LLC
2.98%, 02/25/2025
(h),(l)
363 364
Sierra Timeshare 2020-2 Receivables Funding
LLC
3.51%, 07/20/2037
(h)
68 71
S-Jets 2017-1 Ltd
3.97%, 08/15/2042
(h)
718 708
Sprite 2017-1 Ltd
5.75%, 12/15/2037
(h)
240 211
Towd Point Mortgage Trust 2015-2
2.50%, 11/25/2060
(h),(l)
17 17
Wendy's Funding LLC
4.08%, 06/15/2049
(h)
81 87
York CLO-7 Ltd
3.98%, 01/22/2033
(h)
295 295
1.00 x 3 Month USD LIBOR + 3.80%
$ 21,248
Pharmaceuticals - 0 .40%
Astrazeneca Finance LLC
0.70%, 05/28/2024 510 510
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01/31/2025 EUR 190 252
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046 $ 1,420 1,218
7.13%, 01/31/2025 210 229
$ 2,209
Pipelines - 0 .43%
Energy Transfer LP
3.75%, 05/15/2030 65 69
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(h)
1,800 1,776
2.16%, 03/31/2034 300 296
2.94%, 09/30/2040
(h)
205 203
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.00%, 01/15/2032
(h)
55 55
$ 2,399

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate - 0 .56%
Kaisa Group Holdings Ltd
8.50%, 06/30/2022 $ 750 $ 764
9.38%, 06/30/2024 200 198
11.95%, 11/12/2023 325 341
Sunac China Holdings Ltd
6.50%, 01/10/2025 375 386
6.65%, 08/03/2024 200 207
7.00%, 07/09/2025 775 800
7.25%, 06/14/2022 200 207
Yuzhou Group Holdings Co Ltd
8.50%, 02/04/2023 200 200
$ 3,103
Regional Authority - 0 .12%
Provincia de Buenos Aires/Government Bonds
37.85%, 04/12/2025
(h)
ARS 11,045 103
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.75%
37.91%, 05/31/2022 51,665 537
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.83%
$ 640
REITs - 0 .17%
Equinix Inc
1.45%, 05/15/2026 $ 505 507
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(h)
135 132
National Health Investors Inc
3.00%, 02/01/2031 35 33
SBA Communications Corp
3.13%, 02/01/2029
(h)
260 250
$ 922
Retail - 0 .24%
1011778 BC ULC / New Red Finance Inc
3.88%, 01/15/2028
(h)
50 50
4.38%, 01/15/2028
(h)
255 258
Carvana Co
5.63%, 10/01/2025
(h)
125 129
5.88%, 10/01/2028
(h)
145 152
Lithia Motors Inc
3.88%, 06/01/2029
(h)
75 77
Murphy Oil USA Inc
3.75%, 02/15/2031
(h)
40 39
Sizzling Platter LLC / Sizzling Platter Finance
Corp
8.50%, 11/28/2025
(h)
231 232
Yum! Brands Inc
3.63%, 03/15/2031 230 227
4.63%, 01/31/2032 160 168
$ 1,332
Semiconductors - 0 .17%
Broadcom Inc
4.30%, 11/15/2032 740 817
Microchip Technology Inc
0.98%, 09/01/2024
(h)
90 90
Skyworks Solutions Inc
1.80%, 06/01/2026 25 25
$ 932
Software - 0 .01%
Playtika Holding Corp
4.25%, 03/15/2029
(h)
40 39
Sovereign - 8 .64%
1MDB Global Investments Ltd
4.40%, 03/09/2023 1,800 1,820
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Argentine Republic Government International
Bond
0.12%, 07/09/2030
(l)
$ 2,600 $ 960
0.12%, 07/09/2035
(l)
1,976 652
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2025 BRL 2,283 465
10.00%, 01/01/2027 19,200 3,908
Colombia Government International Bond
3.25%, 04/22/2032 $ 425 410
Colombian TES
5.75%, 11/03/2027 COP 10,300,000 2,673
7.75%, 09/18/2030 3,000,000 837
Egypt Government International Bond
5.88%, 02/16/2031
(h)
$ 325 320
7.63%, 05/29/2032 700 757
8.50%, 01/31/2047 725 770
Export-Import Bank of Korea
6.75%, 08/09/2022 INR 7,100 99
Ghana Government International Bond
7.75%, 04/07/2029
(h)
$ 600 618
8.13%, 03/26/2032 900 922
Indonesia Treasury Bond
5.50%, 04/15/2026 IDR 40,100,000 2,801
7.00%, 05/15/2027 19,600,000 1,449
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 1,050 1,294
4.88%, 01/30/2032
(h)
1,100 1,355
5.88%, 10/17/2031 200 265
Mexican Bonos
6.75%, 03/09/2023 MXN 8,884 459
8.50%, 05/31/2029 42,600 2,401
Mexico Government International Bond
3.77%, 05/24/2061 $ 405 371
4.28%, 08/14/2041 335 348
Montenegro Government International Bond
2.88%, 12/16/2027
(h)
EUR 650 731
2.88%, 12/16/2027 300 338
Oman Government International Bond
6.75%, 01/17/2048 $ 925 903
7.00%, 01/25/2051 200 199
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 71,500 4,659
Republic of South Africa Government
International Bond
5.75%, 09/30/2049 $ 1,475 1,486
Romanian Government International Bond
1.38%, 12/02/2029
(h)
EUR 250 302
2.00%, 01/28/2032 675 823
2.00%, 04/14/2033
(h)
1,150 1,385
2.75%, 04/14/2041
(h)
775 934
3.50%, 04/03/2034 350 482
3.62%, 05/26/2030
(h)
400 560
Russian Federal Bond - OFZ
6.10%, 07/18/2035 RUB 91,700 1,139
7.25%, 05/10/2034 258,000 3,565
Ukraine Government Bond
9.84%, 02/15/2023 UAH 2,750 96
14.91%, 10/12/2022 8,350 314
15.97%, 04/19/2023 4,000 153
Ukraine Government International Bond
0.00%, 05/31/2040
(e),(l)
$ 1,175 1,304
6.88%, 05/21/2029
(h)
975 1,016
7.25%, 03/15/2033 325 341
7.75%, 09/01/2025 400 443
7.75%, 09/01/2027 450 500
Zambia Government International Bond
0.00%, 04/14/2024
(e)
425 280
$ 47,907

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities - 0 .23%
Navient Private Education Refi Loan Trust
2018-A
3.68%, 02/18/2042
(h)
$ 140 $ 142
Navient Private Education Refi Loan Trust 2020-F
2.69%, 07/15/2069
(h)
100 103
SLM Private Credit Student Loan Trust 2003-A
3.51%, 06/15/2032 189 189
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
3.51%, 03/15/2033 300 300
1.00 x US 28 Day Auction Rate + 0.00%
3.51%, 03/15/2033 50 50
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043
(h)
100 104
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(h)
100 107
Sofi Professional Loan Program 2016-A LLC
3.57%, 01/26/2038
(h)
120 122
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(h)
160 166
$ 1,283
Supranational Bank - 0 .24%
Africa Finance Corp
2.88%, 04/28/2028
(h)
1,000 997
Eastern & Southern African Trade &
Development Bank/The
4.88%, 05/23/2024 200 208
International Finance Corp
5.85%, 11/25/2022 INR 8,170 113
$ 1,318
Telecommunications - 0 .97%
C&W Senior Financing DAC
7.50%, 10/15/2026
(h)
$ 800 840
CommScope Inc
7.13%, 07/01/2028
(h)
455 487
CommScope Technologies LLC
5.00%, 03/15/2027
(h)
190 192
Kenbourne Invest SA
6.88%, 11/26/2024
(h)
355 377
MTN Mauritius Investments Ltd
5.37%, 02/13/2022 1,260 1,291
T-Mobile USA Inc
3.38%, 04/15/2029 445 453
3.50%, 04/15/2031 220 224
VEON Holdings BV
3.38%, 11/25/2027
(h)
1,300 1,309
3.38%, 11/25/2027 200 201
$ 5,374
Transportation - 0 .03%
Indian Railway Finance Corp Ltd
2.80%, 02/10/2031
(h)
200 191
TOTAL BONDS $ 160,360
CONVERTIBLE BONDS - 0 .66%
Principal
Amount (000's) Value (000's)
Airlines - 0 .08%
JetBlue Airways Corp
0.50%, 04/01/2026
(h)
$ 60 $ 65
Southwest Airlines Co
1.25%, 05/01/2025 210 358
$ 423
Biotechnology - 0 .14%
BioMarin Pharmaceutical Inc
0.60%, 08/01/2024 125 126
1.25%, 05/15/2027 495 482
Guardant Health Inc
0.00%, 11/15/2027
(e),(h)
60 67
CONVERTIBLE BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Halozyme Therapeutics Inc
0.25%, 03/01/2027
(h)
$ 35 $ 31
Ionis Pharmaceuticals Inc
0.00%, 04/01/2026
(e),(h)
75 72
Livongo Health Inc
0.88%, 06/01/2025
(h)
5 7
$ 785
Commercial Services - 0 .01%
Shift4 Payments Inc
0.00%, 12/15/2025
(e),(h)
25 34
Entertainment - 0 .00%
Marriott Vacations Worldwide Corp
0.00%, 01/15/2026
(e),(h)
25 29
Healthcare - Services - 0 .06%
Teladoc Health Inc
1.25%, 06/01/2027
(h)
340 358
Internet - 0 .14%
Expedia Group Inc
0.00%, 02/15/2026
(e),(h)
85 94
Palo Alto Networks Inc
0.38%, 06/01/2025
(h)
315 423
Twitter Inc
0.00%, 03/15/2026
(e),(h)
130 119
Uber Technologies Inc
0.00%, 12/15/2025
(e),(h)
170 173
$ 809
Leisure Products & Services - 0 .02%
Peloton Interactive Inc
0.00%, 02/15/2026
(e),(h)
95 91
Media - 0 .19%
DISH Network Corp
0.00%, 12/15/2025
(e),(h)
15 18
2.38%, 03/15/2024 140 135
3.38%, 08/15/2026 770 795
Liberty Media Corp
0.50%, 12/01/2050
(h)
80 94
$ 1,042
Pharmaceuticals - 0 .02%
Neurocrine Biosciences Inc
2.25%, 05/15/2024 85 114
TOTAL CONVERTIBLE BONDS $ 3,685
CREDIT LINKED STRUCTURED NOTES
- 1 .06%
Principal
Amount (000's) Value (000's)
Sovereign - 1 .06%
China Government Bond - JPMorgan Chase
3.27%, 11/19/2030
(h)
CNY 36,800 $ 5,870
TOTAL CREDIT LINKED STRUCTURED NOTES $ 5,870
SENIOR FLOATING RATE INTERESTS
- 0 .19%
Principal
Amount (000's) Value (000's)
Airlines - 0 .02%
United Airlines Inc
4.50%, 04/14/2028
(n)
$ 95 $ 96
1 Month USD LIBOR + 3.75%
Commercial Services - 0 .03%
CoreLogic Inc/United States
0.00%, 04/14/2028
(n),(o)
160 159
Travelport Finance Luxembourg Sarl
9.00%, 02/28/2025
(n)
4 4
1 Month USD LIBOR + 7.00%
$ 163

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment - 0 .01%
Deluxe Entertainment Services Group Inc
0.00%, PIK 0.00%, 03/25/2024
(e),(f),(n),(p)
$ 86 $ 41
1 Month USD LIBOR + 6.50%
0.00%, PIK 0.00%, 09/25/2024
(e),(f),(n),(p)
817 —
1 Month USD LIBOR + 8.50%
$ 41
Home Furnishings - 0 .02%
Weber-Stephen Products LLC
4.00%, 10/20/2027
(n)
125 125
1 Month USD LIBOR + 3.25%
Insurance - 0 .01%
AmWINS Group Inc
3.00%, 02/17/2028
(n)
43 43
1 Month USD LIBOR + 2.25%
Lodging - 0 .02%
Hilton Worldwide Finance LLC
0.00%, 05/19/2028
(n),(o)
115 115
3 Month USD LIBOR + 0.00%
Media - 0 .02%
Ziggo BV
3.00%, 01/17/2029
(n)
EUR 115 140
3 Month Euro Interbank Offered Rate +
3.00%
Pharmaceuticals - 0 .02%
Jazz Financing Lux Sarl
4.00%, 04/21/2028
(n)
$ 90 90
1 Month USD LIBOR + 3.50%
Retail - 0 .00%
LBM Acquisition LLC
4.53%, 12/17/2027
(n)
4 4
1 Month USD LIBOR + 3.75%
Software - 0 .04%
Playtika Holding Corp
2.86%, 03/05/2028
(n)
215 214
1 Month USD LIBOR + 2.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 1,031
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 1 .05%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 1 .05%
0.03%, 02/24/2022
(q)
$ 1,525 $ 1,525
0.06%, 03/24/2022
(q)
1,990 1,989
0.06%, 04/21/2022
(q)
1,020 1,020
0.12%, 11/04/2021
(q),(r)
1,300 1,300
$ 5,834
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 5,834
TOTAL PURCHASED OPTIONS - 0.05% $ 299
Total Investments $ 563,886
Other Assets and Liabilities -  (1.70)% (9,403)
TOTAL NET ASSETS - 100.00% $ 554,483
(a) Current yield shown is as of period end.
(b) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
(c) Security or a portion of the security was pledged as collateral for short sales.
At the end of the period, the value of these securities totaled $81,266 or
14.66% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $82,444 or 14.87% of net assets.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $844 or 0.15% of net assets.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Security purchased on a when-issued basis.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after May 31, 2021, at which time the interest rate will be determined.
(p) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(q) Rate shown is the discount rate of the original purchase.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $440 or 0.08% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Money Market Funds 19 .59%
Consumer, Non-cyclical 12 .12%
Financial 11 .72%
Government 11 .11%
Communications 8 .32%
Industrial 8 .13%
Consumer, Cyclical 7 .91%
Technology 7 .24%
Asset Backed Securities 4 .56%
Energy 4 .17%
Basic Materials 3 .54%
Mortgage Securities 1 .60%
Utilities 1 .45%
Diversified 0 .16%
Purchased Options 0 .05%
Investment Companies 0 .03%
Investments Sold Short ( 20 .37 ) %
Other Assets and Liabilities
18 .67%
TOTAL NET ASSETS
100.00%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2020 Purchases Sales May 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 89,036 $ 723,045 $ 716,831 $ 95,250
$ 89,036 $ 723,045 $ 716,831 $ 95,250
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Coupang Inc 03/11/2021 $ 107 $ 1,339 0.24%
Element Comm Aviation 06/15/2015 2,800 315 0.06%
Jand Inc 04/23/2015 19 42 0.01%
Jand Inc   0.00% 04/23/2015 43 93 0.02%
Marklogic - Escrow   0.00% 11/10/2020 4 — 0.00%
Porch Group, Inc. 12/23/2020 22 37 0.01%
WE Company Preferred D-1   0.00% 12/08/2014 45 25 0.00%
WE Company Preferred D-2   0.00% 12/08/2014 64 35 0.01%
Total $ 1,886 0.35%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - S&P 500 Index N/A 21 $ 2 $ 3,500 .00 06/21/2021 $ 162 $ 4 $ (158)
Put - S&P 500 Index N/A 10 1 $ 3,650 .00 12/17/2021 190 88 (102)
Put - S&P 500 Index N/A 18 2 $ 3,750 .00 09/20/2021 174 95 (79)
Put - S&P 500 Index N/A 9 1 $ 3,875 .00 12/17/2021 137 112 (25)
Total $ 663 $ 299 $ (364)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Abbott Laboratories N/A 1 $ — $ 130 .00 06/21/2021 $ — $ — $ —
Call - Activision Blizzard Inc N/A 2 — $ 105 .00 06/21/2021 — — —
Call - Altria Group Inc N/A 4 — $ 55 .00 06/21/2021 — — —
Call - Applied Materials Inc N/A 1 — $ 150 .00 06/21/2021 — — —
Call - Artisan Partners Asset
Management
N/A 4 — $ 59 .69 06/21/2021 — — —
Call - Blackstone Group Inc/The N/A 2 — $ 85 .00 06/21/2021 (1) (2) (1)
Call - Bristol-Myers Squibb Co N/A 3 — $ 70 .00 06/21/2021 — — —
Call - Caterpillar, Inc N/A 1 — $ 250 .00 06/21/2021 — — —
Call - Charles Schwab Corp N/A 3 — $ 70 .00 06/21/2021 — (1) (1)
Call - Chevron Corp N/A 1 — $ 110 .00 06/21/2021 — — —
Call - Cisco Systems Inc N/A 5 1 $ 55 .00 06/21/2021 (1) — 1
Call - Citigroup Inc N/A 3 — $ 80 .00 06/21/2021 (1) (1) —
Call - Citizens Financial Group Inc N/A 3 — $ 47 .50 06/21/2021 (1) (1) —
Call - Coca-Cola Co/The N/A 3 — $ 55 .00 06/21/2021 — — —
Call - ConocoPhillips N/A 3 — $ 55 .00 06/21/2021 (1) (1) —
Call - Enterprise Products Partners
LP
N/A 7 1 $ 24 .00 06/21/2021 — — —
Call - Exxon Mobil Corp N/A 4 — $ 62 .50 06/21/2021 — — —
Call - Fidelity National Financial
Inc
N/A 2 — $ 48 .00 06/21/2021 — — —
Call - Fox Corp N/A 6 1 $ 43 .00 06/21/2021 — — —
Call - Gilead Sciences Inc N/A 2 — $ 72 .50 06/21/2021 — — —
Call - JPMorgan Chase & Co N/A 1 — $ 160 .00 06/21/2021 (1) (1) —
Call - Lennar Corp - Class A N/A 2 — $ 115 .00 06/21/2021 — — —
Call - Lowe's Cos Inc N/A 1 — $ 220 .00 06/21/2021 — — —
Call - Morgan Stanley N/A 2 — $ 85 .00 06/21/2021 — (1) (1)
Call - Newmont Corp N/A 3 — $ 70 .00 06/21/2021 — (1) (1)
Call - Nike Inc N/A 1 — $ 145 .00 06/21/2021 — — —
Call - Oracle Corp N/A 2 — $ 85 .00 06/21/2021 — — —
Call - Pfizer Inc N/A 7 1 $ 41 .00 06/21/2021 — — —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2021 (unaudited)
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Philip Morris International
Inc
N/A 1 $ — $ 97 .50 06/21/2021 $ — $ — $ —
Call - Procter & Gamble Co/The N/A 1 — $ 145 .00 06/21/2021 — — —
Call - QUALCOMM Inc N/A 1 — $ 160 .00 06/21/2021 — — —
Call - Truist Financial Corp N/A 3 — $ 62 .50 06/21/2021 — — —
Call - Tyson Foods Inc N/A 2 — $ 85 .00 06/21/2021 — — —
Call - Walmart Inc N/A 1 — $ 150 .00 06/21/2021 — — —
Put - S&P 500 Index N/A 18 2 $ 3,400 .00 09/20/2021 (92) (48) 44
Put - S&P 500 Index N/A 9 1 $ 3,500 .00 12/17/2021 (78) (62) 16
Put - S&P 500 Index N/A 10 1 $ 3,350 .00 12/17/2021 (126) (55) 71
Total $ (302) $ (174) $ 128
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; June 2022 Long 492 $ 122,754 $ 22
90 Day Short Sterling; June 2022 Short 369 65,285 15
Australia 10 Year Bond; June 2021 Short 123 13,270 (96)
Brent Crude; August 2021
(a)
Long 28 1,941 29
CAC40 Index; June 2021 Long 51 4,003 85
Canada 10 Year Bond; September 2021 Short 58 6,921 8
Cocoa; July 2021
(a)
Short 6 138 2
Coffee 'C'; July 2021
(a)
Long 26 1,583 251
Corn; July 2021
(a)
Long 15 493 8
Cotton No.2; July 2021
(a)
Long 10 411 (20)
DAX Index; June 2021 Long 14 6,579 37
DJ Euro Stoxx 50; June 2021 Long 111 5,462 82
DJ Euro Stoxx 50; June 2021 Short 139 6,839 (392)
Dollar Index; June 2021 Short 22 1,980 1
E-Mini DJIA Index; June 2021 Long 37 6,385 85
Euribor; June 2022 Long 245 75,069 (21)
Euro Bond 10 Year Bond; June 2021 Short 52 10,776 65
Euro Bond 10 Year Bond; June 2021 Short 117 24,246 (120)
Euro Schatz; June 2021 Long 182 24,867 (12)
Euro-Bobl 5 Year; June 2021 Short 208 34,171 (8)
FTSE100 Index; June 2021 Long 47 4,685 13
FTSE100 Index; June 2021 Short 31 3,090 (116)
Gasoline RBOB; July 2021
(a)
Long 18 1,615 14
Gold 100 oz; August 2021
(a)
Long 19 3,620 11
Hang Seng Index; June 2021 Long 16 2,985 13
Japan 10 Year Bond TSE; June 2021 Short 14 19,306 (46)
Japan Topix Index; June 2021 Long 24 4,214 (59)
KC HRW Wheat; July 2021
(a)
Long 32 981 (133)
LME Copper; June 2021
(a)
Short — — 632
LME Copper; September 2021
(a)
Long 4 1,026 (3)
LME PRI Alum; June 2021
(a)
Short — — 349
LME PRI Alum; September 2021
(a)
Long 27 1,679 (16)
LME Zinc; June 2021
(a)
Short — — 136
LME Zinc; September 2021
(a)
Long 19 1,455 46
Low Sulphur Gasoline; July 2021
(a)
Long 34 1,935 42
Mini Japan 10 Year Bond; June 2021 Short 10 1,379 (1)
Nasdaq 100 E-Mini; June 2021 Long 17 4,653 38
Natural Gas; July 2021
(a)
Short 26 776 24
Nikkei 225 OSE; June 2021 Long 11 2,901 43
NY Harb ULSD; July 2021
(a)
Long 21 1,798 7
Russell 2000 Emini; June 2021 Short 116 13,158 318
Russell 2000 Emini; June 2021 Long 19 2,155 53
S&P 500 Emini; June 2021 Long 29 6,093 105
S&P 500 Emini; June 2021 Short 1 210 (2)
S&P Mid 400 Emini; June 2021 Short 1 273 (11)
S&P/TSX 60 Index; June 2021 Short 4 780 (43)
Silver; July 2021
(a)
Long 21 2,941 136
Soybean Meal; July 2021
(a)
Long 15 593 (25)
Soybean Oil; July 2021
(a)
Long 26 1,026 187
Soybean; July 2021
(a)
Long 13 995 (12)
Sugar #11; July 2021
(a)
Long 61 1,186 101
UK 10 Year Gilt; September 2021 Short 92 16,614 (13)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2021 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2021 Short 59 $ 7,784 $ —
US 10 Year Note; September 2021 Short 199 26,256 (29)
US 10 Year Ultra Note; September 2021 Short 41 5,943 2
US 2 Year Note; September 2021 Long 288 63,571 17
US 5 Year Note; September 2021 Short 297 36,784 (35)
US Long Bond; September 2021 Short 11 1,722 —
US Long Bond; September 2021 Short 77 12,053 (22)
US Long Bond; September 2021 Short 36 5,635 13
US Ultra Bond; September 2021 Short 41 7,595 10
Wheat; July 2021
(a)
Long 27 896 (64)
WTI Crude; July 2021
(a)
Long 24 1,592 37
Total $ 1,738
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 06/01/2021 MXN 32,249 $ 1,430 $ 189 $ —
Bank of America NA 06/01/2021 $ 1,486 MXN 32,249 — (133)
Bank of America NA 06/14/2021 MXN 32,550 $ 1,478 154 —
Bank of America NA 06/14/2021 $ 1,423 MXN 32,550 — (210)
Bank of America NA 06/15/2021 INR 39,491 $ 535 10 —
Bank of America NA 06/15/2021 $ 520 INR 39,491 — (24)
Bank of America NA 06/16/2021 INR 138,223 $ 1,850 54 —
Bank of America NA 06/16/2021 $ 1,858 INR 138,223 — (45)
Bank of America NA 06/17/2021 CLP 2,557,473 $ 3,636 8 (114)
Bank of America NA 06/17/2021 $ 3,631 CLP 2,557,473 109 (8)
Bank of America NA 06/18/2021 AUD 6,698 $ 5,187 6 (27)
Bank of America NA 06/18/2021 GBP 13,925 $ 19,442 316 —
Bank of America NA 06/18/2021 CAD 14,164 $ 11,477 248 —
Bank of America NA 06/18/2021 EUR 18,311 $ 22,079 255 (2)
Bank of America NA 06/18/2021 JPY 2,194,797 $ 20,101 17 (129)
Bank of America NA 06/18/2021 MXN 97,309 $ 4,634 242 —
Bank of America NA 06/18/2021 NZD 12,558 $ 8,999 95 —
Bank of America NA 06/18/2021 CHF 18,025 $ 19,867 200 (14)
Bank of America NA 06/18/2021 $ 40,924 JPY 4,453,702 366 —
Bank of America NA 06/18/2021 $ 18,005 CHF 16,719 — (591)
Bank of America NA 06/18/2021 $ 5,761 AUD 7,467 23 (17)
Bank of America NA 06/18/2021 $ 9,836 GBP 7,105 — (246)
Bank of America NA 06/18/2021 $ 8,061 NZD 11,370 1 (176)
Bank of America NA 06/18/2021 $ 16,562 EUR 13,914 — (411)
Bank of America NA 06/18/2021 $ 1,469 CAD 1,785 1 (10)
Bank of America NA 06/18/2021 $ 249 MXN 5,089 — (5)
Bank of America NA 06/21/2021 CZK 11,307 $ 520 22 —
Bank of America NA 06/21/2021 EUR 442 $ 530 9 —
Bank of America NA 06/21/2021 MXN 61,789 $ 3,020 76 —
Bank of America NA 06/21/2021 $ 522 EUR 442 — (18)
Bank of America NA 06/21/2021 $ 3,056 MXN 61,789 — (40)
Bank of America NA 06/21/2021 $ 522 CZK 11,307 — (20)
Bank of New York Mellon 06/16/2021 GBP 20 $ 28 1 —
Bank of New York Mellon 06/16/2021 EUR 210 $ 252 3 —
Bank of New York Mellon 06/16/2021 $ 1,608 EUR 1,350 — (38)
Bank of New York Mellon 06/16/2021 $ 28 GBP 20 — (1)
Barclays Bank PLC 07/26/2021 $ 139 EUR 115 — (2)
BNP Paribas 06/16/2021 $ 2,951 GBP 2,128 — (68)
Citigroup Inc 06/16/2021 $ 440 GBP 316 — (9)
Citigroup Inc 06/25/2021 COP 7,100,000 $ 1,913 — —
Citigroup Inc 06/25/2021 ILS 300 $ 92 — —
HSBC Securities Inc 06/25/2021 KRW 50,000 $ 45 — —
HSBC Securities Inc 06/25/2021 $ 523 MXN 10,400 2 —
HSBC Securities Inc 06/25/2021 $ 2,387 ZAR 33,700 — (52)
HSBC Securities Inc 06/25/2021 $ 2,882 RUB 213,600 — (25)
JPMorgan Chase 06/21/2021 $ 5,481 EUR 4,490 4 —
JPMorgan Chase 06/25/2021 CZK 83,200 $ 3,988 — (1)
JPMorgan Chase 06/25/2021 ILS 12,500 $ 3,834 15 —
JPMorgan Chase 06/25/2021 PLN 11,000 $ 2,968 27 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2021 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
JPMorgan Chase 06/25/2021 KRW 5,450,000 $ 4,798 $ 93 $ —
JPMorgan Chase 06/25/2021 $ 963 BRL 5,100 — (13)
JPMorgan Chase 06/25/2021 $ 2,644 COP 9,700,000 31 —
JPMorgan Chase 06/25/2021 $ 1,008 CNY 6,500 — (13)
JPMorgan Chase 06/25/2021 $ 1,939 MXN 38,800 — (4)
Merrill Lynch 06/02/2021 BRL 1,191 $ 224 4 —
Merrill Lynch 06/02/2021 $ 209 BRL 1,191 — (19)
Merrill Lynch 07/26/2021 $ 229 EUR 190 — (3)
Merrill Lynch 09/02/2021 $ 222 BRL 1,191 — (4)
Morgan Stanley & Co 06/16/2021 $ 934 CAD 1,180 — (43)
Morgan Stanley & Co 06/16/2021 $ 5,004 EUR 4,196 — (113)
Toronto Dominion Bank 06/16/2021 EUR 473 $ 558 19 —
UBS AG 06/16/2021 $ 384 EUR 320 — (6)
Westpac Banking Corporation 06/16/2021 GBP 110 $ 151 5 —
Total $ 2,605 $ (2,654)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as
of May 31,
2021
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
JPMorgan Chase Turkey Government
International Bond,
11.88%, 01/15/2030
4.08% (1.00)% Quarterly 06/20/2026 $ 500 $ 65 $ 3 $ 68 $ —
Total $ 65 $ 3 $ 68 $ —
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month Prague Interbank Offered Rate Receive 1.86% Annual Semiannual N/A 05/03/2031 CZK 44,900 $ (19) $ — $ (19)
6 Month Warsaw Interbank Offered Rate Receive 1.40% Annual Semiannual N/A 02/09/2031 PLN 7,200 86 3 89
6 Month Warsaw Interbank Offered Rate Pay 1.40% Semiannual Annual N/A 02/09/2031 3,700 (22) (23) (45)
6 Month Warsaw Interbank Offered Rate Pay 0.65% Semiannual Annual N/A 06/16/2023 75,100 (62) (4) (66)
6 Month Warsaw Interbank Offered Rate Receive 1.90% Annual Semiannual N/A 06/16/2031 16,400 8 6 14
6 Month Warsaw Interbank Offered Rate Receive 1.40% Annual Semiannual N/A 02/09/2031 4,500 2 53 55
6 Month Warsaw Interbank Offered Rate Pay 0.65% Semiannual Annual N/A 06/16/2023 5,000 (4) — (4)
6 Month Warsaw Interbank Offered Rate Receive 1.90% Annual Semiannual N/A 06/16/2031 1,000 (1) 2 1
6 Month Warsaw Interbank Offered Rate Receive 0.65% Annual Semiannual N/A 06/16/2023 18,700 (12) 28 16
6 Month Warsaw Interbank Offered Rate Pay 1.90% Semiannual Annual N/A 06/16/2031 4,000 5 (8) (3)
6 Month Warsaw Interbank Offered Rate Receive 0.65% Annual Semiannual N/A 06/16/2023 18,700 (16) 32 16
6 Month Warsaw Interbank Offered Rate Pay 1.90% Semiannual Annual N/A 06/16/2031 4,000 7 (10) (3)
6 Month Warsaw Interbank Offered Rate Receive 0.65% Annual Semiannual N/A 06/16/2023 18,200 (13) 29 16
6 Month Warsaw Interbank Offered Rate Receive 0.65% Annual Semiannual N/A 06/16/2023 24,500 (23) 44 21
Total $ (64) $ 152 $ 88
Amounts in thousands.
(a)     Forward swap.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2021 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
MSYCS400 Index
(39,209)
$ (4,273)
(28.75)%
MSYCHVIP Index
(5,538)
(2,613)
(17.58)%
Brookfield Asset Management Inc
23,682
1,192
8.02%
TJX Cos Inc/The
16,426
1,109
7.46%
Mastercard Inc
2,975
1,073
7.21%
MSXXEVSA Index
(7,274)
(726)
(4.88)%
Western Union Co/The
(23,883)
(584)
(3.93)%
General Mills Inc
(7,753)
(487)
(3.28)%
Kraft Heinz Co/The
(9,570)
(417)
(2.81)%
Amcor PLC
(33,396)
(394)
(2.65)%
Verizon Communications Inc
(6,509)
(368)
(2.47)%
Kimberly-Clark Corp
(2,788)
(364)
(2.45)%
MSXXOPN2 Index
(1,378)
(337)
(2.27)%
NXP Semiconductors NV
(1,513)
(320)
(2.15)%
Murphy USA Inc
(2,304)
(311)
(2.09)%
Colgate-Palmolive Co
(3,519)
(295)
(1.98)%
Total Return Equity Basket Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
Morgan Stanley & Co
(a)
Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 07/28/2021-
10/13/2021
$ 14,865 $ — $ — $ (173)
Total $ 14,865 $ — $ — $ (173)
The expiration dates are measured from the commencement of investment in each underlying swap position.
The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.
Notional Amount represents the total absolute value of the underlying securities.
Top Underlying Securities includes the 50 largest components and any other components where the notional exceeds 1% of the notional amount of the index or custom basket.
Amounts in thousands.
(a) Top Underlying Securities YORKEBS
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 07/13/2021
13,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 07/14/2021 $ 774 $ — $ 42 $ —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 09/22/2021
36,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 09/22/2021 2,147 — 56 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 10/19/2021
5,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 10/20/2021 301 — 2 —
JPMorgan Chase Ghana Government
Bond, 17.6%,
02/21/2023
3,100,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 02/21/2023 538 — 27 —
JPMorgan Chase Ghana Government
Bond, 19.25%,
12/19/2023
4,500,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 12/19/2023 848 — 19 —
JPMorgan Chase Ghana Government
Bond, 19.50%,
07/09/2024
900,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 07/09/2024 164 — 10 —
Total $ — $ 156 $ —
Amounts in thousands except contracts.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2021 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS - ( 20 .31 ) % Shares Value (000's)
Advertising - ( 0 .07 ) %
Hakuhodo DY Holdings Inc 23,100 $ 393
Aerospace & Defense - ( 0 .51 ) %
Boeing Co/The 2,421 598
Dassault Aviation SA 174 218
General Dynamics Corp 833 158
Raytheon Technologies Corp 6,000 532
Safran SA 1,471 222
Teledyne Technologies Inc 869 365
TransDigm Group Inc 1,083 702
$ 2,795
Agriculture - ( 0 .13 ) %
Archer-Daniels-Midland Co 10,757 716
Airlines - ( 0 .26 ) %
Alaska Air Group Inc 1,897 131
American Airlines Group Inc 5,482 133
ANA Holdings Inc 9,400 227
Delta Air Lines Inc 7,590 362
Southwest Airlines Co 8,461 520
United Airlines Holdings Inc 840 49
$ 1,422
Apparel - ( 0 .26 ) %
Adidas AG 660 241
Puma SE 1,050 120
Ralph Lauren Corp 5,660 702
VF Corp 4,579 365
$ 1,428
Automobile Manufacturers - ( 0 .06 ) %
PACCAR Inc 3,680 337
Automobile Parts & Equipment - ( 0 .34 ) %
Aptiv PLC 991 149
BorgWarner Inc 8,773 450
Denso Corp 4,900 334
Koito Manufacturing Co Ltd 5,500 362
Lear Corp 446 86
Stanley Electric Co Ltd 3,500 105
Toyoda Gosei Co Ltd 3,000 77
Toyota Industries Corp 3,500 303
$ 1,866
Banks - ( 0 .57 ) %
Bank of New York Mellon Corp/The 7,080 369
Citizens Financial Group Inc 1,447 72
Comerica Inc 1,613 127
FinecoBank Banca Fineco SpA 22,137 369
Huntington Bancshares Inc/OH 10,163 161
KeyCorp 2,529 58
M&T Bank Corp 1,737 279
Northern Trust Corp 3,886 471
PNC Financial Services Group Inc/The 549 107
State Street Corp 5,695 495
SVB Financial Group 433 252
Truist Financial Corp 1,978 122
US Bancorp 749 46
Zions Bancorp NA 3,205 185
$ 3,113
Beverages - ( 0 .28 ) %
Brown-Forman Corp - B Shares 4,347 349
Coca-Cola Europacific Partners PLC 1,426 86
Constellation Brands Inc 2,004 480
Keurig Dr Pepper Inc 9,230 341
Monster Beverage Corp 1,247 118
Remy Cointreau SA 913 190
$ 1,564
Biotechnology - ( 0 .38 ) %
Alnylam Pharmaceuticals Inc 735 104
Amgen Inc 566 135
Argenx SE 652 182
Biogen Inc 1,585 424
BioMarin Pharmaceutical Inc 4,912 380
COMMON STOCKS (continued) Shares Value (000’s)
Biotechnology (continued)
Bio-Rad Laboratories Inc 678 $ 408
Incyte Corp 2,227 187
Ionis Pharmaceuticals Inc 5,732 214
Seagen Inc 434 67
Vertex Pharmaceuticals Inc 542 113
$ 2,214
Building Materials - ( 0 .24 ) %
Carrier Global Corp 1,276 59
Cie de Saint-Gobain 3,389 227
CRH PLC 4,727 247
Investment AB Latour 10,394 352
Owens Corning 1,438 153
ROCKWOOL International A/S 446 221
Vulcan Materials Co 631 116
$ 1,375
Chemicals - ( 0 .79 ) %
Air Products and Chemicals Inc 2,612 782
Albemarle Corp 2,084 348
Brenntag SE 1,461 137
DuPont de Nemours Inc 3,702 313
Ecolab Inc 2,960 637
Evonik Industries AG 2,887 104
FMC Corp 4,617 539
International Flavors & Fragrances Inc 5,023 712
LANXESS AG 1,916 143
Mitsubishi Chemical Holdings Corp 12,100 98
Nippon Sanso Holdings Corp 6,700 133
Symrise AG 994 132
Umicore SA 5,399 325
$ 4,403
Commercial Services - ( 0 .71 ) %
Afterpay Ltd 1,791 129
Amadeus IT Group SA 2,364 178
Atlantia SpA 8,630 165
Dai Nippon Printing Co Ltd 3,900 85
Edenred 4,617 254
Equifax Inc 1,223 287
FleetCor Technologies Inc 1,144 314
Global Payments Inc 2,368 459
GMO Payment Gateway Inc 1,400 167
IHS Markit Ltd 2,809 295
MarketAxess Holdings Inc 946 441
Moody's Corp 69 23
Nihon M&A Center Inc 3,400 83
Rollins Inc 8,585 293
Transurban Group 22,238 239
United Rentals Inc 365 122
Verisk Analytics Inc 1,799 311
Worldline SA/France 1,003 96
$ 3,941
Computers - ( 0 .39 ) %
Atos SE 3,480 233
DXC Technology Co 6,694 254
Fortinet Inc 2,633 575
Hewlett Packard Enterprise Co 18,669 298
NEC Corp 2,150 100
Western Digital Corp 9,553 719
$ 2,179
Consumer Products - ( 0 .10 ) %
Avery Dennison Corp 119 26
Church & Dwight Co Inc 4,823 413
Clorox Co/The 937 166
$ 605
Cosmetics & Personal Care - ( 0 .07 ) %
Shiseido Co Ltd 5,100 369
Distribution & Wholesale - ( 0 .31 ) %
Copart Inc 3,351 432
Fastenal Co 6,676 354
Mitsubishi Corp 5,400 148

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2021 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Distribution & Wholesale (continued)
Pool Corp 1,795 $ 784
$ 1,718
Diversified Financial Services - ( 0 .38 ) %
American Express Co 1,171 187
Cboe Global Markets Inc 637 71
Hong Kong Exchanges & Clearing Ltd 6,000 369
Japan Exchange Group Inc 4,900 114
Magellan Financial Group Ltd 6,888 257
Mitsubishi HC Capital Inc 30,000 169
Raymond James Financial Inc 287 38
SBI Holdings Inc/Japan 4,700 120
St James's Place PLC 18,900 374
Tokyo Century Corp 4,400 258
Visa Inc 494 112
$ 2,069
Electric - ( 1 .21 ) %
Alliant Energy Corp 3,113 178
Ameren Corp 3,553 299
American Electric Power Co Inc 3,324 286
CenterPoint Energy Inc 13,086 331
Chugoku Electric Power Co Inc/The 24,000 233
CMS Energy Corp 2,316 145
Consolidated Edison Inc 6,893 532
DTE Energy Co 1,816 251
Edison International 5,414 302
EDP - Energias de Portugal SA 33,655 196
Emera Inc 5,100 239
Entergy Corp 2,878 303
Evergy Inc 5,191 322
Eversource Energy 4,315 350
FirstEnergy Corp 6,817 258
Kyushu Electric Power Co Inc 42,500 347
NextEra Energy Inc 4,127 302
OGE Energy Corp 3,365 116
Pinnacle West Capital Corp 3,703 313
PPL Corp 10,025 292
Public Service Enterprise Group Inc 683 42
RWE AG 2,017 77
Sempra Energy 2,064 280
WEC Energy Group Inc 3,083 290
Xcel Energy Inc 7,433 527
$ 6,811
Electrical Components & Equipment - ( 0 .11 ) %
Generac Holdings Inc 992 326
Prysmian SpA 7,725 267
$ 593
Electronics - ( 0 .37 ) %
Agilent Technologies Inc 659 91
Allegion plc 2,132 299
Amphenol Corp 4,396 296
Ibiden Co Ltd 2,100 97
Keysight Technologies Inc 564 80
Mettler-Toledo International Inc 82 107
TDK Corp 4,800 604
Trimble Inc 6,575 511
$ 2,085
Energy - Alternate Sources - ( 0 .16 ) %
Enphase Energy Inc 4,201 601
Siemens Gamesa Renewable Energy SA 8,774 290
$ 891
Engineering & Construction - ( 0 .33 ) %
ACS Actividades de Construccion y Servicios SA 8,365 258
Auckland International Airport Ltd 93,747 495
CIMIC Group Ltd 27,202 447
Japan Airport Terminal Co Ltd 11,100 506
Skanska AB 4,263 120
$ 1,826
COMMON STOCKS (continued) Shares Value (000’s)
Entertainment - ( 0 .48 ) %
Caesars Entertainment Inc 1,483 $ 159
Entain PLC 8,730 204
Flutter Entertainment PLC 1,941 363
Live Nation Entertainment Inc 2,983 269
Oriental Land Co Ltd/Japan 5,450 807
Penn National Gaming Inc 145 12
Toho Co Ltd/Tokyo 9,700 404
Vail Resorts Inc 1,125 368
$ 2,586
Environmental Control - ( 0 .06 ) %
GFL Environmental Inc 4,900 160
Waste Management Inc 1,210 170
$ 330
Food - ( 0 .55 ) %
Barry Callebaut AG 91 207
Hormel Foods Corp 12,755 619
Kobe Bussan Co Ltd 5,000 127
Kraft Heinz Co/The 8,466 369
Kroger Co/The 8,072 298
Lamb Weston Holdings Inc 7,696 635
McCormick & Co Inc/MD 6,755 602
NH Foods Ltd 2,200 89
Ocado Group PLC 4,383 117
$ 3,063
Forest Products & Paper - ( 0 .04 ) %
Oji Holdings Corp 22,100 132
Stora Enso Oyj 5,989 107
$ 239
Gas - ( 0 .16 ) %
Atmos Energy Corp 3,842 381
NiSource Inc 14,022 358
Toho Gas Co Ltd 3,100 172
$ 911
Healthcare - Products - ( 0 .79 ) %
10X Genomics Inc 887 160
ABIOMED Inc 2,760 785
Ambu A/S 1,646 63
Asahi Intecc Co Ltd 4,900 122
Boston Scientific Corp 5,530 235
Cooper Cos Inc/The 544 214
Edwards Lifesciences Corp 3,318 318
IDEXX Laboratories Inc 416 232
Insulet Corp 291 78
Intuitive Surgical Inc 773 651
ResMed Inc 1,078 222
STERIS PLC 620 118
Stryker Corp 1,279 326
Teleflex Inc 894 360
West Pharmaceutical Services Inc 815 283
Zimmer Biomet Holdings Inc 1,542 260
$ 4,427
Healthcare - Services - ( 0 .55 ) %
Catalent Inc 7,579 795
Centene Corp 1,191 88
Charles River Laboratories International Inc 764 258
DaVita Inc 4,514 542
Fresenius Medical Care AG & Co KGaA 4,314 346
Humana Inc 1,078 472
IQVIA Holdings Inc 1,260 303
Ryman Healthcare Ltd 24,829 235
$ 3,039
Home Builders - ( 0 .06 ) %
DR Horton Inc 1,263 120
NVR Inc 45 220
$ 340

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2021 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Home Furnishings - ( 0 .11 ) %
Electrolux AB 3,756 $ 107
Leggett & Platt Inc 4,875 268
Whirlpool Corp 849 201
$ 576
Insurance - ( 0 .79 ) %
Admiral Group PLC 4,914 205
Aflac Inc 2,090 118
Ageas SA/NV 3,849 249
American Financial Group Inc/OH 2,436 324
American International Group Inc 2,364 125
Assurant Inc 1,282 207
Berkshire Hathaway Inc - Class B 1,801 521
Chubb Ltd 1,086 185
Equitable Holdings Inc 7,988 254
Erie Indemnity Co 679 137
Everest Re Group Ltd 271 70
Globe Life Inc 1,431 151
Hartford Financial Services Group Inc/The 2,183 143
Japan Post Insurance Co Ltd 13,000 258
Lincoln National Corp 2,571 179
Loews Corp 3,679 215
Progressive Corp/The 3,012 298
Prudential Financial Inc 1,401 150
Prudential PLC 3,685 78
Unum Group 7,228 224
W R Berkley Corp 2,099 164
Willis Towers Watson PLC 505 132
$ 4,387
Internet - ( 0 .39 ) %
Adevinta ASA - B Shares 11,912 231
Airbnb Inc 961 135
Booking Holdings Inc 54 128
Etsy Inc 2,537 418
Expedia Group Inc 1,382 245
F5 Networks Inc 1,814 336
Iliad SA 1,678 275
Rakuten Group Inc 5,400 63
United Internet AG 6,203 259
Wayfair Inc 334 102
$ 2,192
Investment Companies - ( 0 .19 ) %
EXOR NV 3,614 311
Industrivarden AB - C Shares 8,484 332
Kinnevik AB - B Redemption Shares 1,616 31
Washington H Soul Pattinson & Co Ltd 14,394 330
$ 1,004
Iron & Steel - ( 0 .02 ) %
BlueScope Steel Ltd 5,302 88
Leisure Products & Services - ( 0 .06 ) %
Carnival Corp 3,644 108
Norwegian Cruise Line Holdings Ltd 2,841 91
Royal Caribbean Cruises Ltd 1,276 119
$ 318
Lodging - ( 0 .49 ) %
City Developments Ltd 58,600 338
Crown Resorts Ltd 37,690 376
Galaxy Entertainment Group Ltd 34,000 285
Hilton Worldwide Holdings Inc 1,479 185
InterContinental Hotels Group PLC 2,233 155
Las Vegas Sands Corp 11,029 637
MGM Resorts International 5,624 241
Whitbread PLC 3,300 149
Wynn Resorts Ltd 3,025 399
$ 2,765
Machinery - Construction & Mining - ( 0 .08 ) %
Hitachi Construction Machinery Co Ltd 3,300 112
Komatsu Ltd 11,500 347
$ 459
COMMON STOCKS (continued) Shares Value (000’s)
Machinery - Diversified - ( 0 .47 ) %
Daifuku Co Ltd 1,900 $ 164
Deere & Co 407 147
Harmonic Drive Systems Inc 2,700 148
Hexagon AB 7,238 104
IDEX Corp 1,756 391
Ingersoll Rand Inc 1,791 89
KION Group AG 3,858 410
Otis Worldwide Corp 3,406 267
Rockwell Automation Inc 1,371 362
Westinghouse Air Brake Technologies Corp 1,687 140
Xylem Inc/NY 2,479 293
$ 2,515
Media - ( 0 .21 ) %
Bollore SA 23,706 123
Discovery Inc - A Shares 3,983 128
Liberty Broadband Corp - C Shares 3,593 597
Pearson PLC 28,696 334
$ 1,182
Metal Fabrication & Hardware - ( 0 .04 ) %
SKF AB 8,828 239
Mining - ( 0 .26 ) %
Anglo American PLC 3,625 161
Cameco Corp 17,300 345
First Quantum Minerals Ltd 3,400 85
Freeport-McMoRan Inc 6,942 297
Northern Star Resources Ltd 26,099 229
Pan American Silver Corp 5,700 192
Teck Resources Ltd 7,600 187
$ 1,496
Miscellaneous Manufacturers - ( 0 .24 ) %
General Electric Co 41,014 577
JSR Corp 11,800 359
Orica Ltd 24,474 260
Smiths Group PLC 3,829 84
$ 1,280
Office & Business Equipment - ( 0 .02 ) %
Ricoh Co Ltd 11,500 137
Oil & Gas - ( 0 .88 ) %
Cabot Oil & Gas Corp 20,390 334
Cenovus Energy Inc 25,300 205
Chevron Corp 4,908 509
ConocoPhillips 8,620 480
Devon Energy Corp 16,620 441
Diamondback Energy Inc 5,347 428
EOG Resources Inc 1,454 117
Imperial Oil Ltd 8,100 267
Marathon Petroleum Corp 4,706 291
Neste Oyj 4,811 317
Occidental Petroleum Corp 10,822 281
Phillips 66 1,910 161
Pioneer Natural Resources Co 3,635 553
Suncor Energy Inc 14,400 333
Valero Energy Corp 1,496 120
$ 4,837
Oil & Gas Services - ( 0 .11 ) %
Baker Hughes Co 20,756 506
Halliburton Co 2,580 58
Schlumberger NV 2,047 64
$ 628
Packaging & Containers - ( 0 .07 ) %
Amcor PLC 22,963 271
Ball Corp 1,356 111
$ 382
Pharmaceuticals - ( 0 .75 ) %
Becton Dickinson and Co 403 97
Cardinal Health Inc 6,115 343
Daiichi Sankyo Co Ltd 9,000 207
Dexcom Inc 1,263 467
Galapagos NV 1,697 129

Consolidated Schedule of Investments
Global Multi-Strategy Fund
May 31, 2021 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Pharmaceuticals (continued)
Henry Schein Inc 6,205 $ 472
Hisamitsu Pharmaceutical Co Inc 5,500 305
Horizon Therapeutics Plc 1,016 93
Merck KGaA 1,133 204
Neurocrine Biosciences Inc 1,315 127
Perrigo Co PLC 11,383 525
Pfizer Inc 4,691 182
Taisho Pharmaceutical Holdings Co Ltd 3,400 194
Viatris Inc 45,259 690
Zoetis Inc 466 82
$ 4,117
Pipelines - ( 0 .17 ) %
Koninklijke Vopak NV 4,403 209
ONEOK Inc 401 21
TC Energy Corp 3,000 153
Williams Cos Inc/The 22,454 591
$ 974
Real Estate - ( 0 .14 ) %
Deutsche Wohnen SE 4,620 294
Tokyu Fudosan Holdings Corp 17,500 105
UOL Group Ltd 18,300 103
Vonovia SE 4,423 278
$ 780
REITs - ( 0 .52 ) %
Boston Properties Inc 1,415 166
Digital Realty Trust Inc 3,343 507
Equinix Inc 892 657
Equity Residential 839 65
Essex Property Trust Inc 391 115
Federal Realty Investment Trust 1,656 189
Healthpeak Properties Inc 4,876 163
Host Hotels & Resorts Inc 3,952 68
Prologis Inc 1,030 121
Realty Income Corp 2,720 186
Regency Centers Corp 2,115 137
UDR Inc 2,911 139
Vornado Realty Trust 5,896 279
Welltower Inc 1,301 97
$ 2,889
Retail - ( 0 .87 ) %
Aeon Co Ltd 8,000 216
CarMax Inc 7,936 914
Chipotle Mexican Grill Inc 423 581
Costco Wholesale Corp 518 196
Darden Restaurants Inc 2,167 310
Dollar General Corp 1,413 287
Domino's Pizza Inc 703 300
Marui Group Co Ltd 6,500 125
McDonald's Holdings Co Japan Ltd 3,100 139
Pan Pacific International Holdings Corp 3,400 68
Ross Stores Inc 4,484 567
Ryohin Keikaku Co Ltd 10,500 202
Shimamura Co Ltd 900 86
Starbucks Corp 2,493 284
TJX Cos Inc/The 7,484 505
$ 4,780
Savings & Loans - ( 0 .05 ) %
People's United Financial Inc 15,411 291
Semiconductors - ( 0 .71 ) %
Advanced Micro Devices Inc 6,015 482
Analog Devices Inc 674 111
Infineon Technologies AG 7,717 312
IPG Photonics Corp 2,900 607
Lasertec Corp 1,000 176
Maxim Integrated Products Inc 344 35
Microchip Technology Inc 2,281 358
Monolithic Power Systems Inc 1,647 565
NVIDIA Corp 235 153
NXP Semiconductors NV 2,281 482
COMMON STOCKS (continued) Shares Value (000’s)
Semiconductors (continued)
SUMCO Corp 2,900 $ 67
Teradyne Inc 1,774 235
Xilinx Inc 2,777 353
$ 3,936
Software - ( 0 .99 ) %
Akamai Technologies Inc 2,888 330
ANSYS Inc 232 78
Autodesk Inc 818 234
AVEVA Group PLC 9,421 467
BlackBerry Ltd 13,400 135
Cadence Design Systems Inc 965 123
Ceridian HCM Holding Inc 3,111 278
Citrix Systems Inc 2,164 249
Dassault Systemes SE 3,026 695
Fidelity National Information Services Inc 3,022 450
Intuit Inc 167 73
Jack Henry & Associates Inc 3,270 504
Koei Tecmo Holdings Co Ltd 3,920 184
MSCI Inc 899 421
Nexon Co Ltd 7,300 173
Paycom Software Inc 1,428 471
Roper Technologies Inc 215 97
Splunk Inc 1,543 187
Twilio Inc 252 85
Tyler Technologies Inc 885 357
$ 5,591
Telecommunications - ( 0 .25 ) %
Arista Networks Inc 1,608 546
Corning Inc 5,053 220
Elisa Oyj 1,300 77
Lumen Technologies Inc 6,365 88
Motorola Solutions Inc 689 141
T-Mobile US Inc 2,081 294
$ 1,366
Transportation - ( 0 .63 ) %
Canadian National Railway Co 2,300 259
CH Robinson Worldwide Inc 6,335 615
Hankyu Hanshin Holdings Inc 4,400 138
JB Hunt Transport Services Inc 726 125
Kansas City Southern 713 212
Keihan Holdings Co Ltd 4,400 141
Keio Corp 7,400 470
Kintetsu Group Holdings Co Ltd 6,100 216
MTR Corp Ltd 31,000 176
Nagoya Railroad Co Ltd 13,200 257
Nippon Express Co Ltd 1,300 105
Odakyu Electric Railway Co Ltd 15,900 418
Yamato Holdings Co Ltd 7,100 194
$ 3,326
Water - ( 0 .08 ) %
American Water Works Co Inc 2,727 422
TOTAL COMMON STOCKS (proceeds $103,461) $ 112,605
PREFERRED STOCKS - ( 0 .06 ) % Shares Value (000's)
Automobile Manufacturers - ( 0 .06 ) %
Porsche Automobil Holding SE 2.21% 3,132 $ 348
TOTAL PREFERRED STOCKS (proceeds $185) $ 348
TOTAL SHORT SALES (proceeds $103,646) $ 112,953

Schedule of Investments
International Equity Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .47 % Shares Held Value (000's)
Exchange-Traded Funds - 1 .84%
iShares MSCI EAFE ETF 280,800 $ 22,697
Money Market Funds - 1 .63%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
9,764,494 9,764
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
10,244,923 10,245
$ 20,009
TOTAL INVESTMENT COMPANIES $ 42,706
COMMON STOCKS - 96 .80 % Shares Held Value (000's)
Advertising - 0 .25%
Dentsu Group Inc 15,100 $ 525
Hakuhodo DY Holdings Inc 16,200 275
Publicis Groupe SA 15,527 1,050
WPP PLC 85,328 1,179
$ 3,029
Aerospace & Defense - 1 .12%
Airbus SE
(d)
40,954 5,381
BAE Systems PLC 224,223 1,670
Dassault Aviation SA 175 220
Elbit Systems Ltd 1,847 244
MTU Aero Engines AG 3,715 965
Rolls-Royce Holdings PLC
(d)
582,695 883
Safran SA 23,800 3,599
Thales SA 7,429 762
$ 13,724
Agriculture - 0 .82%
British American Tobacco PLC 151,777 5,846
Imperial Brands PLC 65,904 1,494
Japan Tobacco Inc
(e)
83,500 1,659
Swedish Match AB 112,951 1,047
$ 10,046
Airlines - 0 .11%
ANA Holdings Inc
(d)
11,000 265
Deutsche Lufthansa AG
(d),(e)
20,812 271
Japan Airlines Co Ltd
(d)
10,000 227
Qantas Airways Ltd
(d)
64,355 239
Singapore Airlines Ltd
(d)
94,700 355
Singapore Airlines Ltd - Rights
(d)
197,923 18
$ 1,375
Apparel - 2 .43%
Adidas AG 13,259 4,835
Burberry Group PLC 28,189 853
Hermes International 2,205 3,072
Kering SA 5,224 4,784
LVMH Moet Hennessy Louis Vuitton SE 19,333 15,487
Puma SE 6,827 780
$ 29,811
Automobile Manufacturers - 2 .98%
Bayerische Motoren Werke AG 23,057 2,448
Daimler AG 59,600 5,561
Ferrari NV 8,777 1,851
Hino Motors Ltd 19,900 190
Honda Motor Co Ltd 113,500 3,547
Isuzu Motors Ltd 38,300 518
Mazda Motor Corp
(d)
39,500 346
Nissan Motor Co Ltd
(d)
161,600 813
Renault SA
(d)
13,385 555
Stellantis NV 141,221 2,769
Subaru Corp 42,800 835
Suzuki Motor Corp 25,700 1,121
Toyota Motor Corp 147,700 12,257
Volkswagen AG 2,260 825
Volvo AB - A Shares 13,943 378
Volvo AB - B Shares 99,554 2,624
$ 36,638
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .89%
Aisin Corp 10,400 $ 454
Bridgestone Corp 39,600 1,754
Cie Generale des Etablissements Michelin SCA 11,798 1,803
Continental AG 7,661 1,136
Denso Corp 30,200 2,061
Faurecia SE 8,170 448
Koito Manufacturing Co Ltd 7,400 487
NGK Insulators Ltd 17,800 315
Stanley Electric Co Ltd 9,100 273
Sumitomo Electric Industries Ltd 52,400 807
Toyota Industries Corp 10,200 883
Valeo SA 15,991 525
$ 10,946
Banks - 9 .60%
ABN AMRO Bank NV
(d),(f)
29,455 394
Australia & New Zealand Banking Group Ltd 198,155 4,420
Banco Bilbao Vizcaya Argentaria SA 464,332 2,900
Banco Espirito Santo SA
(d),(g)
131,709 —
Banco Santander SA 1,207,554 5,086
Bank Hapoalim BM
(d)
79,073 693
Bank Leumi Le-Israel BM
(d)
101,175 812
Bank of East Asia Ltd/The 91,200 187
Banque Cantonale Vaudoise 2,097 198
Barclays PLC 1,208,959 3,139
BNP Paribas SA 78,329 5,393
BOC Hong Kong Holdings Ltd 257,000 948
CaixaBank SA 309,564 1,073
Chiba Bank Ltd/The 36,800 239
Commerzbank AG
(d)
69,768 563
Commonwealth Bank of Australia 123,544 9,598
Concordia Financial Group Ltd 75,600 286
Credit Agricole SA
(e)
81,243 1,218
Credit Suisse Group AG 170,454 1,862
Danske Bank A/S 48,031 905
DBS Group Holdings Ltd 125,600 2,886
Deutsche Bank AG
(d)
143,923 2,169
DNB ASA 64,777 1,446
Erste Group Bank AG 19,455 806
FinecoBank Banca Fineco SpA
(d)
42,447 707
Hang Seng Bank Ltd 53,300 1,136
HSBC Holdings PLC 1,418,425 9,171
ING Groep NV 271,631 3,801
Intesa Sanpaolo SpA 1,150,121 3,377
Israel Discount Bank Ltd
(d)
81,058 416
Japan Post Bank Co Ltd 28,100 242
KBC Group NV 17,411 1,425
Lloyds Banking Group PLC 4,934,440 3,489
Macquarie Group Ltd 23,937 2,817
Mediobanca Banca di Credito Finanziario SpA
(d)
43,248 515
Mitsubishi UFJ Financial Group Inc 851,100 4,888
Mizrahi Tefahot Bank Ltd
(d)
9,769 295
Mizuho Financial Group Inc 167,880 2,601
National Australia Bank Ltd 229,603 4,804
Natixis SA
(e)
65,931 326
Natwest Group PLC 339,110 994
Nordea Bank Abp
(d)
225,621 2,451
Oversea-Chinese Banking Corp Ltd 233,700 2,208
Raiffeisen Bank International AG 10,306 246
Resona Holdings Inc 148,500 639
Shizuoka Bank Ltd/The 30,900 248
Skandinaviska Enskilda Banken AB 113,335 1,464
Societe Generale SA 56,456 1,808
Standard Chartered PLC 186,819 1,344
Sumitomo Mitsui Financial Group Inc 90,900 3,323
Sumitomo Mitsui Trust Holdings Inc 23,544 823
Svenska Handelsbanken AB 101,571 1,161
Swedbank AB 63,063 1,158
UBS Group AG 255,297 4,160
UniCredit SpA 148,006 1,892

Schedule of Investments
International Equity Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
United Overseas Bank Ltd 82,100 $ 1,630
Westpac Banking Corp 255,469 5,231
$ 118,011
Beverages - 2 .11%
Anheuser-Busch InBev SA/NV 53,060 4,018
Asahi Group Holdings Ltd 31,900 1,542
Budweiser Brewing Co APAC Ltd
(f)
119,800 412
Carlsberg AS 7,174 1,318
Coca-Cola Europacific Partners PLC 14,252 863
Coca-Cola HBC AG
(d)
13,954 508
Davide Campari-Milano NV 36,400 467
Diageo PLC 162,931 7,857
Heineken Holding NV 8,023 812
Heineken NV 18,050 2,161
Ito En Ltd 3,600 204
JDE Peet's NV
(d)
5,219 206
Kirin Holdings Co Ltd
(e)
57,300 1,158
Pernod Ricard SA 14,589 3,221
Remy Cointreau SA 1,583 330
Suntory Beverage & Food Ltd
(e)
9,700 362
Treasury Wine Estates Ltd 50,238 455
$ 25,894
Biotechnology - 0 .80%
Argenx SE
(d)
3,188 890
CSL Ltd 31,685 7,077
Genmab A/S
(d)
4,564 1,864
$ 9,831
Building Materials - 1 .87%
AGC Inc 13,500 590
Cie de Saint-Gobain
(e)
35,241 2,366
CRH PLC 54,670 2,860
Daikin Industries Ltd 17,300 3,460
Geberit AG 2,579 1,872
HeidelbergCement AG 10,362 947
Holcim Ltd
(d)
36,458 2,181
Investment AB Latour 10,309 349
James Hardie Industries PLC 30,930 1,012
Kingspan Group PLC 10,750 1,022
Lixil Corp 18,500 502
Nibe Industrier AB 99,269 1,045
Rinnai Corp 2,500 248
ROCKWOOL International A/S 598 297
Sika AG 9,873 3,179
TOTO Ltd 9,900 545
Xinyi Glass Holdings Ltd 124,000 485
$ 22,960
Chemicals - 3 .22%
Air Liquide SA 32,986 5,610
Akzo Nobel NV 13,272 1,694
Arkema SA 4,276 567
Asahi Kasei Corp 87,300 980
BASF SE 63,961 5,237
Brenntag SE 10,759 1,010
Chr Hansen Holding A/S 7,345 659
Clariant AG 15,023 325
Covestro AG
(f)
13,453 940
Croda International PLC 9,715 961
EMS-Chemie Holding AG 490 460
Evonik Industries AG 14,603 524
Givaudan SA 643 2,874
ICL Group Ltd 49,053 349
Johnson Matthey PLC 13,478 581
Kansai Paint Co Ltd 12,300 333
Koninklijke DSM NV 12,003 2,212
LANXESS AG 5,785 432
Mitsubishi Chemical Holdings Corp 89,000 719
Mitsubishi Gas Chemical Co Inc 11,000 258
Mitsui Chemicals Inc 12,800 433
Nippon Paint Holdings Co Ltd
(e)
49,500 721
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Nippon Sanso Holdings Corp 10,500 $ 208
Nissan Chemical Corp 8,600 450
Nitto Denko Corp 10,600 837
Novozymes A/S 14,494 1,058
Shin-Etsu Chemical Co Ltd 24,700 4,279
Solvay SA 5,161 699
Sumitomo Chemical Co Ltd 103,700 575
Symrise AG 8,959 1,192
Toray Industries Inc 96,500 637
Tosoh Corp 18,000 320
Umicore SA 13,727 826
Yara International ASA 12,137 647
$ 39,607
Commercial Services - 2 .85%
Adecco Group AG 10,792 747
Adyen NV
(d),(f)
1,372 3,175
Afterpay Ltd
(d)
15,110 1,091
Amadeus IT Group SA
(d)
31,371 2,367
Ashtead Group PLC 31,290 2,283
Atlantia SpA
(d)
34,502 658
Brambles Ltd 102,381 857
Bureau Veritas SA 20,469 628
Dai Nippon Printing Co Ltd 15,800 343
Edenred 17,171 946
Experian PLC 63,880 2,448
GMO Payment Gateway Inc 2,800 335
Intertek Group PLC 11,239 864
Nexi SpA
(d),(f)
30,601 621
Nihon M&A Center Inc 21,100 513
Persol Holdings Co Ltd 12,200 237
Randstad NV 8,327 648
Recruit Holdings Co Ltd 94,500 4,844
RELX PLC 134,567 3,505
Rentokil Initial PLC 129,130 866
Secom Co Ltd 14,600 1,154
Securitas AB 21,804 357
SGS SA 422 1,318
Sohgo Security Services Co Ltd 4,900 229
Toppan Printing Co Ltd 18,100 316
Transurban Group 190,666 2,045
Worldline SA/France
(d),(f)
16,546 1,590
$ 34,985
Computers - 1 .14%
Atos SE 6,894 461
Bechtle AG 1,901 368
Capgemini SE
(e)
11,167 2,088
Check Point Software Technologies Ltd
(d)
7,811 914
Computershare Ltd 37,749 472
CyberArk Software Ltd
(d)
2,697 341
Fujitsu Ltd 13,700 2,235
Itochu Techno-Solutions Corp 6,700 213
Logitech International SA 12,054 1,482
NEC Corp 17,200 804
Nomura Research Institute Ltd 24,443 779
NTT Data Corp 43,800 708
Obic Co Ltd 4,900 918
Otsuka Corp 7,800 421
SCSK Corp 3,500 208
Teleperformance 4,090 1,567
$ 13,979
Consumer Products - 0 .42%
Henkel AG & Co KGaA 7,236 718
Reckitt Benckiser Group PLC 49,635 4,477
$ 5,195
Cosmetics & Personal Care - 2 .23%
Beiersdorf AG 7,019 832
Essity AB 42,379 1,467
Kao Corp 33,500 2,057
Kose Corp 2,300 367

Schedule of Investments
International Equity Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care (continued)
Lion Corp 15,600 $ 275
L'Oreal SA 17,544 7,943
Pigeon Corp 8,100 233
Pola Orbis Holdings Inc 6,300 164
Shiseido Co Ltd 27,800 2,009
Unicharm Corp 28,100 1,116
Unilever PLC 183,093 10,974
$ 27,437
Distribution & Wholesale - 1 .05%
Bunzl PLC 23,468 760
Ferguson PLC 15,672 2,129
ITOCHU Corp 82,800 2,497
Marubeni Corp 109,000 973
Mitsubishi Corp 88,000 2,406
Mitsui & Co Ltd 107,700 2,382
Sumitomo Corp 78,400 1,108
Toyota Tsusho Corp 14,800 675
$ 12,930
Diversified Financial Services - 1 .68%
Acom Co Ltd 27,600 126
Amundi SA
(f)
4,232 376
ASX Ltd 13,482 795
Daiwa Securities Group Inc 100,500 581
Deutsche Boerse AG 13,231 2,164
Futu Holdings Ltd ADR
(d)
3,485 496
Hargreaves Lansdown PLC 24,771 580
Hong Kong Exchanges & Clearing Ltd 83,900 5,163
Japan Exchange Group Inc 35,500 828
Julius Baer Group Ltd 15,585 1,059
London Stock Exchange Group PLC 22,609 2,426
Magellan Financial Group Ltd 9,598 358
Mitsubishi HC Capital Inc 45,900 259
Nomura Holdings Inc 213,900 1,173
ORIX Corp 85,100 1,503
SBI Holdings Inc/Japan 16,890 430
Schroders PLC 8,657 436
Singapore Exchange Ltd 55,800 438
St James's Place PLC 37,478 741
Standard Life Aberdeen PLC 151,971 591
Tokyo Century Corp 2,600 153
$ 20,676
Electric - 2 .79%
AGL Energy Ltd 43,385 277
AusNet Services Ltd 132,608 180
Chubu Electric Power Co Inc 44,700 533
CLP Holdings Ltd 113,500 1,171
E.ON SE 156,343 1,901
EDP - Energias de Portugal SA 193,311 1,125
EDP Renovaveis SA 20,066 477
Electricite de France SA 32,381 458
Elia Group SA/NV 2,151 234
Endesa SA 22,119 638
Enel SpA 566,383 5,617
Engie SA
(e)
127,189 1,901
Fortum Oyj 30,929 893
HK Electric Investments & HK Electric
Investments Ltd
184,000 187
Iberdrola SA 402,249 5,545
Kansai Electric Power Co Inc/The 49,000 463
Mercury NZ Ltd 47,432 224
Meridian Energy Ltd 89,225 332
National Grid PLC 247,153 3,299
Origin Energy Ltd 122,645 386
Orsted AS
(f)
13,173 2,015
Power Assets Holdings Ltd 96,000 602
Red Electrica Corp SA 30,143 604
RWE AG 44,735 1,700
SSE PLC 72,572 1,584
Terna SPA 97,978 749
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Tohoku Electric Power Co Inc 29,700 $ 242
Tokyo Electric Power Co Holdings Inc
(d)
106,100 332
Uniper SE 6,372 234
Verbund AG 4,742 439
$ 34,342
Electrical Components & Equipment - 1 .08%
ABB Ltd 120,788 4,116
Brother Industries Ltd 16,400 349
Casio Computer Co Ltd 13,400 234
Legrand SA 18,625 1,954
Prysmian SpA 17,738 612
Schneider Electric SE 37,515 5,971
$ 13,236
Electronics - 1 .50%
Assa Abloy AB 69,797 2,149
Azbil Corp 8,600 347
Halma PLC 26,437 976
Hirose Electric Co Ltd 2,199 314
Hoya Corp 26,000 3,416
Ibiden Co Ltd 7,400 342
Kyocera Corp 22,300 1,371
MINEBEA MITSUMI Inc 25,300 691
Murata Manufacturing Co Ltd 40,000 3,030
Nidec Corp 31,200 3,578
Shimadzu Corp 16,400 582
TDK Corp 9,100 1,146
Venture Corp Ltd 19,200 279
Yokogawa Electric Corp 15,900 257
$ 18,478
Energy - Alternate Sources - 0 .27%
Siemens Gamesa Renewable Energy SA 16,602 549
Vestas Wind Systems A/S 70,323 2,749
$ 3,298
Engineering & Construction - 1 .24%
ACS Actividades de Construccion y Servicios SA 16,226 500
Aena SME SA
(d),(f)
5,222 910
Aeroports de Paris
(d)
2,068 281
Auckland International Airport Ltd
(d)
87,167 460
Bouygues SA 15,909 647
Cellnex Telecom SA
(f)
35,481 2,153
CK Infrastructure Holdings Ltd 45,500 290
Eiffage SA 5,801 640
Ferrovial SA 33,451 977
Infrastrutture Wireless Italiane SpA
(f)
23,402 262
Kajima Corp 31,200 433
Keppel Corp Ltd 101,300 410
Lendlease Corp Ltd 47,933 458
Obayashi Corp 45,100 383
Shimizu Corp 38,300 312
Singapore Technologies Engineering Ltd 108,700 319
Skanska AB 23,689 669
Sydney Airport
(d)
92,084 421
Taisei Corp 13,300 470
Vinci SA 37,072 4,214
$ 15,209
Entertainment - 0 .84%
Aristocrat Leisure Ltd 40,019 1,295
Entain PLC
(d)
40,753 953
Evolution AB
(f)
11,828 2,207
Flutter Entertainment PLC
(d)
11,589 2,166
Genting Singapore Ltd 421,000 269
La Francaise des Jeux SAEM
(f)
6,649 375
Oriental Land Co Ltd/Japan 14,000 2,072
Tabcorp Holdings Ltd 154,395 616
Toho Co Ltd/Tokyo 7,800 325
$ 10,278
Environmental Control - 0 .03%
Kurita Water Industries Ltd 6,900 327

Schedule of Investments
International Equity Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 4 .40%
a2 Milk Co Ltd/The
(d)
51,712 $ 220
Ajinomoto Co Inc 32,500 755
Associated British Foods PLC 24,809 815
Barry Callebaut AG 248 564
Carrefour SA
(e)
42,701 869
Chocoladefabriken Lindt & Spruengli AG - PC 72 679
Chocoladefabriken Lindt & Spruengli AG - REG 8 801
Coles Group Ltd 92,890 1,190
Danone SA 45,424 3,238
Etablissements Franz Colruyt NV 3,792 231
HelloFresh SE
(d)
11,501 1,040
ICA Gruppen AB 7,004 343
J Sainsbury PLC 116,180 437
Jeronimo Martins SGPS SA 17,528 339
Kerry Group PLC 11,074 1,498
Kesko Oyj 19,020 661
Kikkoman Corp
(e)
10,200 673
Kobe Bussan Co Ltd
(e)
9,500 241
Koninklijke Ahold Delhaize NV 72,820 2,120
MEIJI Holdings Co Ltd 8,400 522
Mowi ASA 30,609 797
Nestle SA 200,625 24,781
NH Foods Ltd 5,700 230
Nisshin Seifun Group Inc 13,695 208
Nissin Foods Holdings Co Ltd 4,400 319
Ocado Group PLC
(d)
33,894 907
Orkla ASA 52,301 546
Seven & i Holdings Co Ltd 52,500 2,311
Tesco PLC 538,414 1,704
Toyo Suisan Kaisha Ltd 6,100 249
WH Group Ltd
(f)
667,000 575
Wilmar International Ltd 133,700 484
Wm Morrison Supermarkets PLC 167,804 421
Woolworths Group Ltd 88,117 2,851
Yakult Honsha Co Ltd 8,900 480
$ 54,099
Food Service - 0 .28%
Compass Group PLC
(d)
124,224 2,832
Sodexo SA
(d)
6,161 594
$ 3,426
Forest Products & Paper - 0 .41%
Mondi PLC 33,813 913
Oji Holdings Corp 56,500 338
Smurfit Kappa Group PLC 17,067 904
Stora Enso Oyj 40,510 722
Svenska Cellulosa AB SCA 42,190 706
UPM-Kymmene Oyj 37,168 1,419
$ 5,002
Gas - 0 .35%
Enagas SA 17,331 407
Hong Kong & China Gas Co Ltd 741,321 1,305
Naturgy Energy Group SA 20,256 530
Osaka Gas Co Ltd 26,000 498
Snam SpA 140,424 826
Toho Gas Co Ltd 5,100 283
Tokyo Gas Co Ltd 26,100 517
$ 4,366
Hand & Machine Tools - 0 .39%
Disco Corp 2,000 608
Fuji Electric Co Ltd 8,800 413
Makita Corp 15,600 744
Schindler Holding AG - PC 2,836 844
Schindler Holding AG - REG 1,401 407
Techtronic Industries Co Ltd 95,000 1,788
$ 4,804
Healthcare - Products - 2 .15%
Alcon Inc 34,797 2,421
Ambu A/S 11,663 445
Asahi Intecc Co Ltd 14,400 358
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Carl Zeiss Meditec AG 2,802 $ 519
Cochlear Ltd 4,578 795
Coloplast A/S 8,273 1,313
Demant A/S
(d)
7,543 403
DiaSorin SpA 1,754 308
EssilorLuxottica SA
(e)
19,871 3,450
Fisher & Paykel Healthcare Corp Ltd 40,135 850
GN Store Nord AS 8,917 758
Koninklijke Philips NV 63,443 3,585
Olympus Corp 81,200 1,730
QIAGEN NV
(d)
16,074 797
Sartorius Stedim Biotech 1,925 834
Siemens Healthineers AG
(f)
18,715 1,054
Smith & Nephew PLC 61,080 1,331
Sonova Holding AG 3,837 1,356
Straumann Holding AG 720 1,127
Sysmex Corp 11,700 1,213
Terumo Corp 44,900 1,733
$ 26,380
Healthcare - Services - 0 .81%
BioMerieux 2,885 333
Eurofins Scientific SE
(d)
9,298 996
Fresenius Medical Care AG & Co KGaA 14,278 1,144
Fresenius SE & Co KGaA 29,119 1,583
Lonza Group AG 5,186 3,353
NMC Health PLC
(d),(g)
7,238 —
Orpea SA 3,601 452
PeptiDream Inc
(d)
6,600 305
Ramsay Health Care Ltd 12,751 623
Ryman Healthcare Ltd 29,594 280
Sonic Healthcare Ltd 31,612 849
$ 9,918
Holding Companies - Diversified - 0 .22%
CK Hutchison Holdings Ltd 187,632 1,496
Jardine Matheson Holdings Ltd 15,039 975
Swire Pacific Ltd 34,000 264
$ 2,735
Home Builders - 0 .47%
Barratt Developments PLC 70,912 759
Berkeley Group Holdings PLC 8,551 567
Daiwa House Industry Co Ltd 39,400 1,147
Iida Group Holdings Co Ltd 10,220 275
Persimmon PLC 22,220 993
Sekisui Chemical Co Ltd 26,500 462
Sekisui House Ltd 42,900 903
Taylor Wimpey PLC 253,868 615
$ 5,721
Home Furnishings - 0 .99%
Electrolux AB 15,706 447
Hoshizaki Corp 3,700 335
Panasonic Corp 153,600 1,745
Rational AG 356 324
SEB SA 1,925 361
Sharp Corp/Japan 14,800 276
Sony Group Corp 87,800 8,730
$ 12,218
Insurance - 4 .92%
Admiral Group PLC 13,429 559
Aegon NV 124,606 591
Ageas SA/NV
(e)
12,193 789
AIA Group Ltd 842,200 11,240
Allianz SE 28,711 7,625
Assicurazioni Generali SpA 76,826 1,578
Aviva PLC 273,581 1,594
AXA SA 134,728 3,751
Baloise Holding AG 3,229 538
CNP Assurances 11,952 220
Dai-ichi Life Holdings Inc 71,100 1,487
Direct Line Insurance Group PLC 95,023 401

Schedule of Investments
International Equity Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Gjensidige Forsikring ASA 13,926 $ 314
Hannover Rueck SE 4,199 735
Insurance Australia Group Ltd 171,662 662
Japan Post Holdings Co Ltd
(d)
109,600 924
Japan Post Insurance Co Ltd 15,600 310
Legal & General Group PLC 415,550 1,675
M&G PLC 181,049 626
Medibank Pvt Ltd 191,781 464
MS&AD Insurance Group Holdings Inc 31,000 950
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
9,757 2,808
NN Group NV 19,551 995
Phoenix Group Holdings PLC 41,749 436
Prudential PLC 181,719 3,866
QBE Insurance Group Ltd 102,725 874
Sampo Oyj 34,730 1,654
SCOR SE 11,042 359
Sompo Holdings Inc 22,150 891
Suncorp Group Ltd 89,177 770
Swiss Life Holding AG 2,229 1,162
Swiss Re AG 21,003 2,031
T&D Holdings Inc 37,400 509
Tokio Marine Holdings Inc 43,900 2,058
Tryg A/S 25,073 595
Zurich Insurance Group AG 10,477 4,407
$ 60,448
Internet - 1 .25%
Adevinta ASA - B Shares
(d)
19,077 370
Auto Trader Group PLC
(f)
67,280 535
CyberAgent Inc 28,200 561
Delivery Hero SE
(d),(f)
10,935 1,479
Iliad SA 1,033 170
Just Eat Takeaway.com NV
(d),(f)
8,291 749
Kakaku.com Inc 9,300 277
M3 Inc 30,700 2,062
Mercari Inc
(d)
7,000 332
MonotaRO Co Ltd 17,500 408
Prosus NV
(d)
33,941 3,516
Rakuten Group Inc 60,200 697
Scout24 AG
(e),(f)
6,239 508
Sea Ltd ADR
(d)
958 243
SEEK Ltd 23,354 560
Trend Micro Inc/Japan 9,400 477
United Internet AG 6,756 282
Wix.com Ltd
(d)
3,875 1,007
Z Holdings Corp 184,700 881
ZOZO Inc 8,600 292
$ 15,406
Investment Companies - 0 .68%
Eurazeo SE 2,750 243
EXOR NV 7,552 650
Groupe Bruxelles Lambert SA 7,866 893
Industrivarden AB - A Shares 7,441 303
Industrivarden AB - C Shares 11,121 435
Investor AB 126,874 2,915
Kinnevik AB - B Redemption Shares
(d)
17,095 323
Kinnevik AB - B Shares
(d)
16,846 610
L E Lundbergforetagen AB 5,292 325
Melrose Industries PLC 338,314 827
Sofina SA 1,073 440
Washington H Soul Pattinson & Co Ltd 7,501 172
Wendel SE 1,868 261
$ 8,397
Iron & Steel - 0 .55%
ArcelorMittal SA 49,918 1,615
BlueScope Steel Ltd 35,081 579
Evraz PLC 36,034 325
Fortescue Metals Group Ltd 117,925 2,014
Hitachi Metals Ltd 14,900 287
COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel (continued)
JFE Holdings Inc 34,100 $ 460
Nippon Steel Corp 59,477 1,132
voestalpine AG 8,082 363
$ 6,775
Leisure Products & Services - 0 .19%
Shimano Inc 5,200 1,184
Yamaha Corp 9,400 566
Yamaha Motor Co Ltd 19,500 573
$ 2,323
Lodging - 0 .41%
Accor SA
(d)
11,833 471
City Developments Ltd 28,500 164
Crown Resorts Ltd
(d)
25,934 259
Galaxy Entertainment Group Ltd
(d)
151,000 1,265
InterContinental Hotels Group PLC
(d)
12,718 886
Melco Resorts & Entertainment Ltd ADR
(d)
14,946 257
Sands China Ltd
(d)
168,800 771
SJM Holdings Ltd 137,000 157
Whitbread PLC
(d)
14,055 633
Wynn Macau Ltd
(d)
108,400 188
$ 5,051
Machinery - Construction & Mining - 1 .05%
Epiroc AB - A Redemption Shares
(d)
46,570 17
Epiroc AB - A Shares 45,891 1,047
Epiroc AB - B Redemption Shares
(d)
27,558 10
Epiroc AB - B Shares 27,156 551
Hitachi Construction Machinery Co Ltd 7,500 254
Hitachi Ltd 67,400 3,551
Komatsu Ltd 60,900 1,836
Mitsubishi Electric Corp 127,000 1,980
Mitsubishi Heavy Industries Ltd 22,300 686
Sandvik AB 78,617 2,090
Siemens Energy AG
(d)
27,831 886
$ 12,908
Machinery - Diversified - 2 .38%
Atlas Copco AB - A Shares 46,762 2,863
Atlas Copco AB - B Shares 27,174 1,416
CNH Industrial NV 71,258 1,225
Daifuku Co Ltd 7,100 612
FANUC Corp 13,400 3,212
GEA Group AG 10,684 465
Harmonic Drive Systems Inc 3,000 164
Hexagon AB 137,191 1,963
Husqvarna AB 29,120 429
Keyence Corp 13,560 6,703
KION Group AG 5,025 534
Kone Oyj 23,669 1,926
Kubota Corp 71,500 1,645
Miura Co Ltd 6,100 279
Nabtesco Corp 7,900 367
Omron Corp 12,900 1,021
SMC Corp 4,000 2,407
Spirax-Sarco Engineering PLC 5,135 923
THK Co Ltd 8,400 277
Yaskawa Electric Corp 16,700 791
$ 29,222
Media - 0 .48%
Bollore SA 61,549 319
Informa PLC
(d)
104,604 805
Pearson PLC
(e)
52,484 610
Schibsted ASA - A Shares 5,093 248
Schibsted ASA - B Shares 6,780 281
Vivendi SE 49,554 1,805
Wolters Kluwer NV 18,629 1,789
$ 5,857

Schedule of Investments
International Equity Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware - 0 .16%
MISUMI Group Inc 19,800 $ 640
NSK Ltd 26,700 258
SKF AB 26,576 719
Tenaris SA 32,883 375
$ 1,992
Mining - 2 .79%
Anglo American PLC 90,176 4,003
Antofagasta PLC 27,460 601
BHP Group Ltd 205,141 7,598
BHP Group PLC 147,079 4,435
Boliden AB
(d)
19,047 765
Boliden AB
(d)
19,329 14
Evolution Mining Ltd 118,985 483
Glencore PLC
(d)
695,900 3,166
Newcrest Mining Ltd 56,862 1,230
Norsk Hydro ASA 93,651 607
Northern Star Resources Ltd 76,967 676
Rio Tinto Ltd 25,851 2,452
Rio Tinto PLC 78,153 6,721
South32 Ltd 332,919 770
Sumitomo Metal Mining Co Ltd 17,100 764
$ 34,285
Miscellaneous Manufacturers - 1 .12%
Alfa Laval AB
(e)
21,908 817
Alstom SA
(d)
19,386 1,094
JSR Corp 14,200 433
Knorr-Bremse AG 5,051 628
Orica Ltd 28,336 301
Siemens AG 53,273 8,744
Smiths Group PLC 27,601 605
Toshiba Corp 28,400 1,196
$ 13,818
Office & Business Equipment - 0 .35%
Canon Inc 69,700 1,663
FUJIFILM Holdings Corp 25,100 1,728
Ricoh Co Ltd 46,600 556
Seiko Epson Corp 19,400 352
$ 4,299
Oil & Gas - 3 .08%
Ampol Ltd 16,595 374
BP PLC 1,416,924 6,172
DCC PLC 6,863 583
ENEOS Holdings Inc 213,630 882
Eni SpA
(e)
175,758 2,159
Equinor ASA 68,056 1,481
Galp Energia SGPS SA 34,906 438
Idemitsu Kosan Co Ltd 14,481 344
Inpex Corp 71,200 486
Lundin Energy AB 13,936 478
Neste Oyj 29,461 1,943
Oil Search Ltd 137,460 395
OMV AG 10,255 595
Repsol SA 103,724 1,388
Royal Dutch Shell PLC - A Shares 285,598 5,450
Royal Dutch Shell PLC - B Shares 258,088 4,692
Santos Ltd 130,551 693
TOTAL SE 173,979 8,115
Woodside Petroleum Ltd 67,006 1,143
$ 37,811
Pharmaceuticals - 7 .61%
Amplifon SpA 8,670 407
Astellas Pharma Inc 129,600 2,068
AstraZeneca PLC 91,413 10,419
Bayer AG 68,413 4,361
Chugai Pharmaceutical Co Ltd 46,800 1,771
Daiichi Sankyo Co Ltd 118,500 2,719
Eisai Co Ltd 16,600 1,114
GlaxoSmithKline PLC 350,346 6,683
Grifols SA 20,773 578
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Hikma Pharmaceuticals PLC 12,039 $ 417
Hisamitsu Pharmaceutical Co Inc 3,500 194
Ipsen SA 2,627 274
Kobayashi Pharmaceutical Co Ltd 3,600 319
Kyowa Kirin Co Ltd 18,800 572
Medipal Holdings Corp 12,700 242
Merck KGaA 9,000 1,618
Nippon Shinyaku Co Ltd 3,300 237
Novartis AG 154,620 13,659
Novo Nordisk A/S 119,911 9,467
Ono Pharmaceutical Co Ltd 25,800 588
Orion Oyj 7,388 326
Otsuka Holdings Co Ltd
(e)
27,200 1,141
Recordati Industria Chimica e Farmaceutica SpA 7,282 406
Roche Holding AG 2,229 841
Roche Holding AG - Genusschein 48,925 17,126
Sanofi 78,904 8,442
Santen Pharmaceutical Co Ltd 25,000 333
Shionogi & Co Ltd 18,500 945
Sumitomo Dainippon Pharma Co Ltd 12,300 236
Taisho Pharmaceutical Holdings Co Ltd 2,400 137
Takeda Pharmaceutical Co Ltd 109,700 3,749
Teva Pharmaceutical Industries Ltd ADR
(d)
76,357 794
UCB SA 8,804 826
Vifor Pharma AG 3,394 495
$ 93,504
Pipelines - 0 .07%
APA Group 82,163 584
Koninklijke Vopak NV 4,816 228
$ 812
Private Equity - 0 .34%
3i Group PLC 67,767 1,192
EQT AB 16,591 603
Partners Group Holding AG 1,580 2,385
$ 4,180
Real Estate - 1 .48%
Aroundtown SA 69,571 587
Azrieli Group Ltd 2,956 225
CapitaLand Ltd 183,600 508
CK Asset Holdings Ltd 167,132 1,138
Daito Trust Construction Co Ltd 4,600 501
Deutsche Wohnen SE 23,805 1,516
ESR Cayman Ltd
(d),(f)
138,200 441
Fastighets AB Balder
(d)
7,322 461
Hang Lung Properties Ltd 140,000 362
Henderson Land Development Co Ltd 100,982 487
Hongkong Land Holdings Ltd 81,263 398
Hulic Co Ltd 18,800 212
LEG Immobilien SE 5,021 739
Mitsubishi Estate Co Ltd 82,200 1,348
Mitsui Fudosan Co Ltd 63,900 1,513
New World Development Co Ltd 105,750 575
Nomura Real Estate Holdings Inc 8,000 210
REA Group Ltd 3,680 467
Sino Land Co Ltd 225,073 359
Sumitomo Realty & Development Co Ltd 21,600 734
Sun Hung Kai Properties Ltd 90,000 1,405
Swire Properties Ltd 81,200 245
Swiss Prime Site AG 5,290 543
UOL Group Ltd 32,300 181
Vonovia SE 37,437 2,350
Wharf Real Estate Investment Co Ltd 116,000 702
$ 18,207
REITs - 1 .33%
Ascendas Real Estate Investment Trust 223,950 492
British Land Co PLC/The 61,306 443
CapitaLand Integrated Commercial Trust 315,456 488
Covivio 3,622 341
Daiwa House REIT Investment Corp 139 380

Schedule of Investments
International Equity Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Dexus 75,630 $ 607
Gecina SA 3,197 511
GLP J-Reit
(d)
287 488
Goodman Group 115,784 1,729
GPT Group/The 135,648 487
Japan Metropolitan Fund Invest 488 488
Japan Real Estate Investment Corp 88 534
Klepierre SA 14,371 417
Land Securities Group PLC 49,052 488
Link REIT 144,900 1,398
Mapletree Commercial Trust 150,000 235
Mapletree Logistics Trust 208,500 312
Mirvac Group 274,200 595
Nippon Building Fund Inc 105 671
Nippon Prologis REIT Inc 145 449
Nomura Real Estate Master Fund Inc 295 464
Orix JREIT Inc 183 336
Scentre Group 361,443 765
Segro PLC 82,978 1,227
Stockland 166,229 599
Unibail-Rodamco-Westfield
(d)
8,679 764
United Urban Investment Corp 207 296
Vicinity Centres 269,454 328
$ 16,332
Retail - 2 .24%
ABC-Mart Inc 2,200 126
Aeon Co Ltd 45,500 1,229
Chow Tai Fook Jewellery Group Ltd 139,000 260
Cie Financiere Richemont SA 36,350 4,403
Cosmos Pharmaceutical Corp 1,300 182
Domino's Pizza Enterprises Ltd 4,217 350
Fast Retailing Co Ltd 4,100 3,334
H & M Hennes & Mauritz AB
(d)
50,860 1,315
Industria de Diseno Textil SA 75,963 2,952
JD Sports Fashion PLC 35,919 481
Kingfisher PLC 146,986 746
Lawson Inc 3,400 156
McDonald's Holdings Co Japan Ltd
(e)
5,400 242
Moncler SpA 13,493 953
Next PLC
(d)
9,259 1,069
Nitori Holdings Co Ltd 5,600 968
Pan Pacific International Holdings Corp 28,700 574
Pandora A/S 6,963 941
Reece Ltd 20,241 321
Ryohin Keikaku Co Ltd 17,500 336
Swatch Group AG/The - BR 2,015 729
Swatch Group AG/The - REG 3,664 253
Tsuruha Holdings Inc 2,700 328
USS Co Ltd 15,200 268
Welcia Holdings Co Ltd 6,500 200
Wesfarmers Ltd 78,958 3,384
Yamada Holdings Co Ltd 47,100 230
Zalando SE
(d),(f)
11,554 1,234
$ 27,564
Semiconductors - 2 .86%
Advantest Corp 13,900 1,220
ASM International NV 3,294 1,030
ASML Holding NV 29,214 19,737
Hamamatsu Photonics KK 9,900 605
Infineon Technologies AG 90,940 3,677
Lasertec Corp 5,200 916
Renesas Electronics Corp
(d)
60,100 630
Rohm Co Ltd 6,100 572
STMicroelectronics NV 47,556 1,775
SUMCO Corp 19,200 443
Tokyo Electron Ltd 10,400 4,563
$ 35,168
Shipbuilding - 0 .04%
Wartsila OYJ Abp 32,963 445
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 1 .65%
AVEVA Group PLC 8,005 $ 397
Capcom Co Ltd 12,200 392
Dassault Systemes SE 9,201 2,113
Embracer Group AB
(d)
17,858 524
Koei Tecmo Holdings Co Ltd 4,060 190
Konami Holdings Corp 6,500 420
Nemetschek SE 4,021 300
Nexon Co Ltd 33,900 804
Oracle Corp Japan 2,700 244
Sage Group PLC/The 76,336 710
SAP SE 72,717 10,181
Sinch AB
(d),(f)
3,169 568
Square Enix Holdings Co Ltd 6,000 322
TeamViewer AG
(d),(f)
11,201 439
Temenos AG 4,651 718
TIS Inc 15,600 400
Ubisoft Entertainment SA
(d)
6,449 469
WiseTech Global Ltd 10,181 218
Xero Ltd
(d)
9,195 923
$ 20,332
Telecommunications - 3 .48%
BT Group PLC
(d)
621,550 1,539
Deutsche Telekom AG 232,102 4,831
Elisa Oyj 9,905 587
Hikari Tsushin Inc 1,400 278
HKT Trust & HKT Ltd 262,980 359
KDDI Corp 112,300 3,828
Koninklijke KPN NV 234,140 783
Nice Ltd
(d)
4,369 972
Nippon Telegraph & Telephone Corp 89,600 2,426
Nokia OYJ
(d)
375,462 1,959
Orange SA 138,928 1,773
Proximus SADP
(e)
10,591 216
Singapore Telecommunications Ltd 575,000 1,051
SoftBank Corp 199,900 2,563
SoftBank Group Corp 87,500 6,665
Spark New Zealand Ltd 128,959 420
Swisscom AG 1,804 1,019
Tele2 AB 34,876 475
Telecom Italia SpA/Milano 693,872 371
Telecom Italia SpA/Milano - RSP 419,757 240
Telefonaktiebolaget LM Ericsson 203,254 2,726
Telefonica Deutschland Holding AG 72,498 200
Telefonica SA 346,361 1,706
Telenor ASA 48,727 849
Telia Co AB 185,112 822
Telstra Corp Ltd 289,875 780
Vodafone Group PLC 1,868,667 3,388
$ 42,826
Toys, Games & Hobbies - 0 .47%
Bandai Namco Holdings Inc 13,900 998
Nintendo Co Ltd 7,800 4,830
$ 5,828
Transportation - 1 .79%
AP Moller - Maersk A/S - A 222 585
AP Moller - Maersk A/S - B 427 1,178
Aurizon Holdings Ltd 129,150 364
Central Japan Railway Co 10,100 1,511
Deutsche Post AG 69,028 4,689
DSV PANALPINA A/S 14,415 3,514
East Japan Railway Co 21,100 1,492
Getlink SE 30,639 483
Hankyu Hanshin Holdings Inc 16,000 502
InPost SA
(d)
13,925 271
Keio Corp 7,100 451
Keisei Electric Railway Co Ltd 9,000 287
Kintetsu Group Holdings Co Ltd
(d)
11,900 421
Kuehne + Nagel International AG 3,761 1,270
MTR Corp Ltd 107,500 609

Schedule of Investments
International Equity Index Fund
May 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Nippon Express Co Ltd 5,300 $ 429
Nippon Yusen KK 11,100 452
Odakyu Electric Railway Co Ltd 20,600 541
Poste Italiane SpA
(f)
36,381 510
SG Holdings Co Ltd 22,300 494
Tobu Railway Co Ltd 13,100 336
Tokyu Corp 34,700 465
West Japan Railway Co 11,300 646
Yamato Holdings Co Ltd 20,300 555
$ 22,055
Water - 0 .24%
Severn Trent PLC 16,635 578
Suez SA 24,066 586
United Utilities Group PLC 47,484 660
Veolia Environnement SA 37,528 1,184
$ 3,008
TOTAL COMMON STOCKS $ 1,189,764
PREFERRED STOCKS - 0 .63 % Shares Held Value (000's)
Automobile Manufacturers - 0 .42%
Bayerische Motoren Werke AG 1.92% 3,960 $ 361
Porsche Automobil Holding SE 2.21% 10,663 1,187
Volkswagen AG 4.86% 12,924 3,558
$ 5,106
Chemicals - 0 .02%
FUCHS PETROLUB SE 0.99% 4,840 249
Consumer Products - 0 .12%
Henkel AG & Co KGaA 1.85% 12,407 1,429
Electronics - 0 .07%
Sartorius AG 0.71% 1,826 906
TOTAL PREFERRED STOCKS $ 7,690
Total Investments $ 1,240,160
Other Assets and Liabilities -  (0.90)% (11,089)
TOTAL NET ASSETS - 100.00% $ 1,229,071
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $20,004 or 1.63% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $18,822 or 1.53% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $23,522 or 1.91% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary  (unaudited)
Location Percent
Japan 22 .41%
United Kingdom 12 .43%
France 10 .99%
Switzerland 9 .69%
Germany 9 .09%
Australia 7 .19%
Netherlands 5 .31%
Sweden 3 .54%
United States 3 .47%
Hong Kong 3 .13%
Spain 2 .55%
Denmark 2 .44%
Italy 2 .04%
Finland 1 .23%
Singapore 1 .06%
Ireland 1 .01%
Belgium 0 .88%
Norway 0 .61%
Israel 0 .57%
New Zealand 0 .30%
Luxembourg 0 .29%
Austria 0 .21%
Portugal 0 .16%
Isle of Man 0 .08%
Macao 0 .08%
Chile 0 .05%
China 0 .04%
Jordan 0 .03%
Poland 0 .02%
United Arab Emirates 0 .00%
Other Assets and Liabilities
( 0 .90 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales May 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 10,634 $ 293,333 $ 293,722 $ 10,245
$ 10,634 $ 293,333 $ 293,722 $ 10,245
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; June 2021 Long 19 $ 2,220 $ 132
Total $ 132
Amounts in thousands except contracts.

Schedule of Investments
International Small Company Fund
May 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .89 % Shares Held Value (000's)
Money Market Funds - 3 .89%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
16,678,529 $ 16,678
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
28,261,014 28,261
$ 44,939
TOTAL INVESTMENT COMPANIES $ 44,939
COMMON STOCKS - 98 .39 % Shares Held Value (000's)
Advertising - 0 .46%
Stroeer SE & Co KGaA 63,697 $ 5,295
Aerospace & Defense - 1 .31%
CAE Inc
(d)
228,000 7,064
Rheinmetall AG 77,149 8,048
$ 15,112
Agriculture - 0 .42%
Genus PLC 67,660 4,842
Airlines - 0 .30%
Wizz Air Holdings Plc
(d),(e)
51,039 3,490
Apparel - 1 .27%
boohoo Group PLC
(d)
2,026,872 9,173
Puma SE 24,637 2,816
Yue Yuen Industrial Holdings Ltd
(d)
1,040,000 2,715
$ 14,704
Automobile Parts & Equipment - 2 .08%
Faurecia SE 122,645 6,730
FCC Co Ltd 101,000 1,580
Georg Fischer AG 2,724 3,914
Toyoda Gosei Co Ltd 218,000 5,565
TS Tech Co Ltd 249,400 3,545
Yokohama Rubber Co Ltd/The 127,600 2,601
$ 23,935
Banks - 4 .54%
Banca Mediolanum SpA 704,908 6,810
BAWAG Group AG
(d),(e)
97,550 5,430
BPER Banca 3,534,319 8,772
Chiba Bank Ltd/The 803,400 5,218
Israel Discount Bank Ltd
(d)
1,649,841 8,457
Mediobanca Banca di Credito Finanziario SpA
(d)
716,522 8,532
Paragon Banking Group PLC 398,684 2,751
Shinsei Bank Ltd 394,800 6,358
$ 52,328
Beverages - 0 .92%
Carlsberg AS 13,990 2,569
Royal Unibrew A/S 62,300 8,050
$ 10,619
Biotechnology - 0 .16%
Cellectis SA ADR
(d),(f)
117,770 1,845
Building Materials - 2 .48%
Buzzi Unicem SpA 318,991 9,044
Ibstock PLC
(e)
1,134,658 3,684
ROCKWOOL International A/S 19,071 9,471
Wienerberger AG 163,359 6,371
$ 28,570
Chemicals - 3 .08%
Arkema SA
(f)
63,349 8,393
Denka Co Ltd 226,200 8,619
Sumitomo Bakelite Co Ltd 156,900 6,378
Tokai Carbon Co Ltd 291,100 4,349
Zeon Corp 509,400 7,743
$ 35,482
Commercial Services - 1 .99%
Loomis AB 216,645 6,941
M&A Capital Partners Co Ltd
(d)
40,200 1,709
Nishio Rent All Co Ltd 91,900 2,720
Nuvei Corp
(d),(e)
33,896 2,520
Persol Holdings Co Ltd 173,800 3,374
Rentokil Initial PLC 408,894 2,743
Sixt SE
(d),(f)
18,332 2,916
$ 22,923
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 4 .26%
Computacenter PLC 125,624 $ 4,780
CyberArk Software Ltd
(d)
44,077 5,577
Keywords Studios PLC
(d)
122,351 4,534
Logitech International SA 36,796 4,525
NEC Corp 62,600 2,926
NEC Networks & System Integration Corp 202,900 3,248
NET One Systems Co Ltd 108,900 3,335
Nihon Unisys Ltd 82,500 2,433
Nomura Research Institute Ltd 102,200 3,256
NSD Co Ltd 133,100 2,190
S&T AG
(f)
144,940 3,635
Sopra Steria Group SACA 24,856 4,599
Teleperformance 10,637 4,076
$ 49,114
Distribution & Wholesale - 1 .20%
Seven Group Holdings Ltd
(f)
416,770 6,555
Toromont Industries Ltd 80,404 7,305
$ 13,860
Diversified Financial Services - 3 .68%
DWS Group GmbH & Co KGaA
(e)
88,062 4,182
Euronext NV
(e)
87,430 9,290
IG Group Holdings PLC 633,965 7,700
Man Group PLC/Jersey 618,507 1,566
Mitsubishi HC Capital Inc 1,051,400 5,921
St James's Place PLC 390,194 7,719
TP ICAP Group PLC 421,917 1,281
Zenkoku Hosho Co Ltd 115,700 4,788
$ 42,447
Electric - 2 .53%
BKW AG 21,183 2,357
Boralex Inc 159,500 4,863
Capital Power Corp 250,600 7,974
Hera SpA 1,555,188 6,605
Northland Power Inc 221,500 7,411
$ 29,210
Electrical Components & Equipment - 1 .82%
Nexans SA 30,616 2,709
Prysmian SpA 226,557 7,822
Signify NV
(e)
169,243 10,468
$ 20,999
Electronics - 1 .32%
Anritsu Corp 302,000 5,713
Halma PLC 87,757 3,239
Mycronic AB 164,911 5,275
Sodick Co Ltd 94,200 946
$ 15,173
Energy - Alternate Sources - 0 .82%
Ceres Power Holdings PLC
(d)
175,045 2,696
ERG SpA 108,944 3,324
Vestas Wind Systems A/S 87,185 3,408
$ 9,428
Engineering & Construction - 4 .09%
Balfour Beatty PLC 1,003,895 4,424
Downer EDI Ltd 1,660,970 7,284
Hazama Ando Corp 286,400 2,189
JGC Holdings Corp 520,300 4,993
Kumagai Gumi Co Ltd 58,900 1,612
Kyowa Exeo Corp 271,900 6,753
Kyudenko Corp 58,600 1,830
Mirait Holdings Corp 115,200 2,050
Penta-Ocean Construction Co Ltd 775,900 5,541
SPIE SA 210,393 5,044
Stantec Inc 120,800 5,404
$ 47,124
Entertainment - 1 .76%
Entain PLC
(d)
309,744 7,242
Flutter Entertainment PLC
(d)
10,061 1,883
Kindred Group PLC 474,842 8,143

Schedule of Investments
International Small Company Fund
May 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Tokyotokeiba Co Ltd 61,300 $ 3,025
$ 20,293
Food - 3 .95%
AAK AB 211,505 4,875
Cranswick PLC 6,891 386
Empire Co Ltd 194,600 6,659
HelloFresh SE
(d)
89,687 8,109
J Sainsbury PLC 1,689,345 6,359
Morinaga Milk Industry Co Ltd 141,900 7,377
NH Foods Ltd 158,200 6,379
Sonae SGPS SA 3,043,800 2,946
SSP Group Plc
(d)
578,605 2,411
$ 45,501
Forest Products & Paper - 0 .69%
Sumitomo Forestry Co Ltd 216,400 4,404
UPM-Kymmene Oyj 91,894 3,509
$ 7,913
Hand & Machine Tools - 0 .47%
Amada Co Ltd 500,900 5,411
Healthcare - Products - 1 .31%
Carl Zeiss Meditec AG 13,903 2,573
ConvaTec Group PLC
(e)
1,782,884 6,005
GN Store Nord AS 36,629 3,112
Sartorius Stedim Biotech 7,774 3,370
$ 15,060
Healthcare - Services - 1 .20%
Evotec SE
(d)
122,932 5,420
ICON PLC
(d)
37,556 8,404
$ 13,824
Holding Companies - Diversified - 0 .60%
Swire Pacific Ltd 890,500 6,932
Home Builders - 1 .08%
Redrow PLC 861,719 8,289
Taylor Wimpey PLC 1,734,339 4,205
$ 12,494
Insurance - 1 .57%
ASR Nederland NV 218,922 9,429
Conduit Holdings Ltd
(d)
308,458 2,270
SCOR SE
(f)
197,016 6,413
$ 18,112
Internet - 1 .87%
Auto1 Group SE
(d),(e)
26,120 1,385
flatexDEGIRO AG
(d)
34,563 4,349
Future PLC 199,269 8,017
Moonpig Group PLC
(d)
300,219 1,981
Scout24 AG
(e),(f)
71,368 5,807
$ 21,539
Iron & Steel - 0 .40%
BlueScope Steel Ltd 278,254 4,594
Lodging - 0 .14%
Whitbread PLC
(d)
36,102 1,626
Machinery - Diversified - 4 .15%
ATS Automation Tooling Systems Inc
(d)
202,400 4,973
Bucher Industries AG 17,323 9,479
Husqvarna AB 546,406 8,048
IMI PLC 226,709 5,338
KION Group AG 91,499 9,728
Sumitomo Heavy Industries Ltd 235,000 7,381
Vesuvius PLC 370,808 2,957
$ 47,904
Media - 1 .23%
ITV PLC
(d)
3,169,095 5,759
Nine Entertainment Co Holdings Ltd 3,694,147 8,449
$ 14,208
COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware - 1 .37%
Hanwa Co Ltd 75,100 $ 2,210
Reliance Worldwide Corp Ltd 1,137,838 4,544
VAT Group AG
(e)
29,513 9,003
$ 15,757
Mining - 2 .62%
Equinox Gold Corp
(d)
284,300 2,640
Lundin Mining Corp 538,600 5,783
NRW Holdings Ltd 1,704,950 2,236
OZ Minerals Ltd 447,286 8,756
SSR Mining Inc 403,134 7,472
Wesdome Gold Mines Ltd
(d)
365,600 3,371
$ 30,258
Miscellaneous Manufacturers - 1 .30%
Aalberts NV 107,095 6,096
Trelleborg AB 345,005 8,853
$ 14,949
Office & Business Equipment - 0 .49%
Canon Marketing Japan Inc 148,300 3,525
Sato Holdings Corp 86,700 2,076
$ 5,601
Oil & Gas - 1 .95%
Lundin Energy AB 199,707 6,847
Parex Resources Inc
(d)
413,667 7,061
Tourmaline Oil Corp 353,700 8,617
$ 22,525
Oil & Gas Services - 0 .25%
John Wood Group PLC
(d)
817,004 2,831
Packaging & Containers - 1 .84%
DS Smith PLC 1,807,965 10,714
SIG Combibloc Group AG
(d)
396,619 10,491
$ 21,205
Pharmaceuticals - 3 .10%
ALK-Abello A/S
(d)
8,530 3,800
Clinigen Group Plc 183,815 2,214
CVS Group PLC
(d)
140,985 4,388
Dechra Pharmaceuticals PLC 151,917 8,879
Hikma Pharmaceuticals PLC 198,791 6,886
Nippon Shinyaku Co Ltd 63,700 4,582
Ship Healthcare Holdings Inc 123,600 2,962
Towa Pharmaceutical Co Ltd 96,900 2,061
$ 35,772
Pipelines - 0 .34%
Keyera Corp
(f)
160,000 3,968
Private Equity - 1 .20%
Intermediate Capital Group PLC 343,710 10,225
JAFCO Group Co ltd 49,600 3,625
$ 13,850
Real Estate - 2 .10%
CA Immobilien Anlagen AG 65,811 2,855
Hysan Development Co Ltd 1,547,000 6,119
Kojamo Oyj 154,560 3,538
LEG Immobilien SE 44,085 6,486
TAG Immobilien AG 164,296 5,167
$ 24,165
REITs - 6 .79%
alstria office REIT-AG 238,664 4,370
Canadian Apartment Properties REIT 108,700 4,974
Charter Hall Group 812,908 8,894
Cofinimmo SA 17,673 2,763
First Capital Real Estate Investment Trust 296,100 4,360
Frasers Logistics & Commercial Trust 2,392,800 2,567
GLP J-Reit
(d)
3,812 6,479
Granite Real Estate Investment Trust 58,800 3,936
Inmobiliaria Colonial Socimi SA 377,547 4,193
Japan Hotel REIT Investment Corp 9,481 5,741
Kenedix Office Investment Corp 644 4,779
Kenedix Residential Next Investment Corp 1,226 2,493
Keppel DC REIT 2,302,300 4,472

Schedule of Investments
International Small Company Fund
May 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Mapletree Industrial Trust 2,360,500 $ 4,906
Mapletree Industrial Trust - Rights
(d)
118,025 10
Mitsui Fudosan Logistics Park Inc 1,096 5,625
Summit Industrial Income REIT 322,400 4,265
Warehouses De Pauw CVA 89,947 3,422
$ 78,249
Retail - 6 .10%
ABC-Mart Inc 51,800 2,973
B&M European Value Retail SA 1,203,392 9,823
cocokara fine Inc
(f)
44,100 3,239
Cosmos Pharmaceutical Corp 35,100 4,920
Grafton Group PLC 404,931 6,742
JD Sports Fashion PLC 555,292 7,433
Man Wah Holdings Ltd 1,792,000 4,035
Moncler SpA 41,880 2,959
Ryohin Keikaku Co Ltd 301,100 5,788
Seria Co Ltd 154,400 5,602
Shop Apotheke Europe NV
(d),(e)
23,667 4,442
Super Retail Group Ltd 526,594 5,169
WH Smith PLC
(d)
98,691 2,417
Zur Rose Group AG
(d)
12,820 4,812
$ 70,354
Semiconductors - 2 .63%
Alphawave IP Group PLC
(d)
546,682 2,378
ASM International NV 34,918 10,921
Tokyo Ohka Kogyo Co Ltd 100,900 6,371
Tower Semiconductor Ltd
(d)
129,348 3,553
Ulvac Inc 153,000 7,067
$ 30,290
Shipbuilding - 0 .54%
Yangzijiang Shipbuilding Holdings Ltd 5,507,800 6,197
Software - 2 .03%
Cint Group AB
(d)
143,529 1,567
Descartes Systems Group Inc/The
(d)
74,100 4,334
LINK Mobility Group Holding ASA
(d)
808,322 3,681
Open Text Corp 67,900 3,190
Pro Medicus Ltd 109,554 3,834
TIS Inc 267,200 6,856
$ 23,462
Telecommunications - 0 .82%
Bezeq The Israeli Telecommunication Corp Ltd
(d)
5,003,465 5,582
Eutelsat Communications SA 311,507 3,919
$ 9,501
Transportation - 3 .77%
ComfortDelGro Corp Ltd 4,454,400 5,648
Kamigumi Co Ltd 311,300 6,204
Nippon Express Co Ltd 88,400 7,148
PostNL NV 1,132,706 6,657
Sankyu Inc 132,400 5,793
TFI International Inc 125,900 12,068
$ 43,518
TOTAL COMMON STOCKS $ 1,134,363
PREFERRED STOCKS - 0 .33 % Shares Held Value (000's)
Machinery - Diversified - 0 .33%
Jungheinrich AG 0.43% 73,138 $ 3,785
TOTAL PREFERRED STOCKS $ 3,785
Total Investments $ 1,183,087
Other Assets and Liabilities -  (2.61)% (30,140)
TOTAL NET ASSETS - 100.00% $ 1,152,947
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $34,188 or 2.97% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $65,706 or 5.70% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $32,411 or 2.81% of net assets.
Portfolio Summary  (unaudited)
Location Percent
Japan 22 .68%
United Kingdom 14 .87%
Canada 11 .27%
Germany 6 .97%
Netherlands 4 .98%
Australia 4 .83%
Italy 4 .68%
United States 4 .29%
Switzerland 4 .17%
France 4 .07%
Sweden 3 .68%
Denmark 2 .64%
Israel 2 .01%
Ireland 1 .86%
Hong Kong 1 .71%
Austria 1 .59%
Singapore 1 .53%
Malta 0 .71%
Isle of Man 0 .63%
Finland 0 .62%
Jordan 0 .60%
Belgium 0 .54%
China 0 .54%
Spain 0 .36%
Norway 0 .32%
Portugal 0 .26%
Bermuda 0 .20%
Other Assets and Liabilities
( 2 .61 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Small Company Fund
May 31, 2021 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2020 Purchases Sales May 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 34,884 $ 523,839 $ 530,462 $ 28,261
$ 34,884 $ 523,839 $ 530,462 $ 28,261
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.12% Shares Held Value (000's)
Exchange-Traded Funds - 0.12%
iShares Short-Term National Muni Bond ETF 1,000 $ 108
SPDR Nuveen Bloomberg Barclays High Yield
Municipal Bond ETF
535 33
VanEck Vectors High Yield Muni ETF 320 20
VanEck Vectors Short High Yield Muni ETF 1,000 25
$ 186
TOTAL INVESTMENT COMPANIES $ 186
MUNICIPAL BONDS - 107.13%
Principal
Amount (000's) Value (000's)
Alabama - 3.66%
Columbia Industrial Development Board
0.04%, 12/01/2037
(a)
$ 1,400 $ 1,400
Lower Alabama Gas District/The
5.00%, 09/01/2034 1,500 2,047
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(b)
929 987
5.25%, 05/01/2044
(b)
1,000 1,148
$ 5,582
Arizona - 3.88%
Arizona Industrial Development Authority
5.00%, 01/01/2049
(b)
1,000 899
7.25%, 01/01/2054
(b)
1,000 865
Navajo Nation
5.50%, 12/01/2030
(b)
2,500 2,832
Salt Verde Financial Corp
5.00%, 12/01/2032 1,000 1,328
$ 5,924
Arkansas - 0.72%
Arkansas Development Finance Authority
4.50%, 09/01/2049
(b)
1,000 1,104
California - 5.02%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043 500 544
California Statewide Communities Development
Authority
5.25%, 12/01/2048
(b)
1,000 1,178
California Statewide Financing Authority
6.00%, 05/01/2043 1,000 1,009
CSCDA Community Improvement Authority
3.13%, 08/01/2056
(b)
2,000 1,981
4.00%, 08/01/2056
(b)
1,000 1,086
La Verne Public Financing Authority
7.25%, 09/01/2026 430 431
Oakland Unified School District/Alameda County
5.00%, 08/01/2035 1,225 1,433
$ 7,662
Colorado - 7.63%
Centerra Metropolitan District No 1
5.00%, 12/01/2037
(b)
1,000 1,060
Creekside Village Metropolitan District
5.00%, 12/01/2039 1,255 1,366
Eagle County Airport Terminal Corp
5.00%, 05/01/2037 1,000 1,146
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,087
Jefferson County School District R-1 (credit
support from State Aid Withholding )
4.00%, 12/15/2034
(c),(d)
683 851
4.00%, 12/15/2036
(c),(d)
1,820 2,251
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 500 546
Pueblo Urban Renewal Authority
4.75%, 12/01/2045
(b)
2,000 2,258
Velocity Metropolitan District No 3
5.50%, 12/01/2048 1,000 1,087
$ 11,652
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Connecticut - 1.61%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(b)
$ 2,400 $ 2,463
District of Columbia - 0.74%
District of Columbia
4.00%, 07/01/2039 1,000 1,126
Florida - 10.28%
Florida Development Finance Corp
3.00%, 06/01/2032
(e)
4,000 4,198
7.38%, 01/01/2049
(b)
3,750 4,063
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(d)
2,999 3,632
JEA Water & Sewer System Revenue
0.02%, 10/01/2038
(a)
2,000 2,000
Ocean Highway & Port Authority
5.50%, 12/01/2049
(b)
1,500 1,530
Orange County Housing Finance Authority
7.00%, 10/01/2025 275 276
$ 15,699
Georgia - 2.97%
Development Authority of Burke County/The
2.75%, 01/01/2052
(a)
1,000 1,008
George L Smith II Congress Center Authority
4.00%, 01/01/2054 1,000 1,165
5.00%, 01/01/2054
(b)
2,000 2,365
$ 4,538
Guam - 1.68%
Territory of Guam
4.00%, 01/01/2042
(e)
2,250 2,559
Illinois - 15.40%
Chicago Board of Education
5.00%, 12/01/2039 950 1,181
City of Chicago IL
5.50%, 01/01/2042 300 335
5.50%, 01/01/2049 1,000 1,215
6.00%, 01/01/2038 1,900 2,309
7.46%, 02/15/2026 1,595 1,208
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2031 760 876
5.00%, 01/01/2039 1,200 1,371
Illinois Finance Authority
0.00%, 12/01/2042
(f)
95 4
Illinois Sports Facilities Authority/The
5.00%, 06/15/2028 1,000 1,220
5.00%, 06/15/2029 1,000 1,240
Illinois State Toll Highway Authority
5.00%, 01/01/2040
(d)
4,991 5,870
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2050 1,000 1,224
5.00%, 06/15/2057 500 591
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(c)
1,000 1,198
State of Illinois
5.00%, 11/01/2028 500 609
5.00%, 03/01/2046 1,450 1,801
5.50%, 07/01/2027 1,150 1,261
$ 23,513
Indiana - 0.21%
Town of Shoals IN
7.25%, 11/01/2043 300 326

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2021 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Louisiana - 5.30%
Louisiana Local Government Environmental
Facilities & Community Development Authority
4.40%, 11/01/2044
(b)
$ 1,000 $ 1,082
5.50%, 11/01/2039
(b)
800 903
5.65%, 11/01/2037
(b)
1,000 1,179
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(f)
278 —
Parish of St James LA
6.35%, 10/01/2040
(b)
3,000 3,903
Parish of St John the Baptist LA
2.10%, 06/01/2037
(a)
1,000 1,033
$ 8,100
Maine - 0.73%
Finance Authority of Maine
5.25%, 01/01/2025
(b)
1,000 1,119
Maryland - 0.43%
City of Westminster MD
6.25%, 07/01/2044 600 657
Michigan - 3.74%
City of Detroit MI
5.00%, 04/01/2046 1,000 1,218
Kalamazoo Economic Development Corp
5.00%, 05/15/2032 935 1,071
Michigan Finance Authority
5.00%, 07/01/2035 1,000 1,168
Michigan Strategic Fund
5.00%, 11/15/2043 1,000 1,131
5.00%, 11/15/2049 1,000 1,120
$ 5,708
Missouri - 1.08%
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(c)
400 522
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,000 1,127
$ 1,649
Montana - 1.00%
City of Kalispell MT
5.25%, 05/15/2037 1,400 1,523
Nevada - 1.67%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(d)
1,396 1,670
State of Nevada Department of Business &
Industry
5.13%, 12/15/2037
(b)
1,000 879
$ 2,549
New Hampshire - 1.72%
New Hampshire Business Finance Authority
2.95%, 04/01/2029
(a),(b)
1,000 1,038
New Hampshire Health and Education Facilities
Authority Act
5.00%, 08/01/2059 1,000 1,594
$ 2,632
New Jersey - 5.42%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 250 271
New Jersey Economic Development Authority
5.00%, 07/15/2028 500 599
5.00%, 06/15/2047 500 597
5.25%, 06/15/2040 55 66
5.25%, 06/15/2040 945 1,085
5.63%, 11/15/2030 1,500 1,682
5.75%, 09/15/2027 500 520
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,304
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Jersey (continued)
South Jersey Port Corp
5.00%, 01/01/2048 $ 1,000 $ 1,158
$ 8,282
New York - 6.01%
New York Counties Tobacco Trust VI
5.00%, 06/01/2041 400 455
New York State Thruway Authority
5.25%, 01/01/2056 1,000 1,184
New York Transportation Development Corp
4.00%, 10/01/2030 1,000 1,200
4.00%, 12/01/2042 1,000 1,183
4.00%, 04/30/2053 1,000 1,139
5.00%, 01/01/2036 1,000 1,208
5.38%, 08/01/2036 1,000 1,253
Town of Plattsburgh NY
2.00%, 08/20/2021 400 402
Triborough Bridge & Tunnel Authority
4.00%, 05/15/2046 500 599
Troy Capital Resource Corp
4.00%, 09/01/2035
(e)
180 216
4.00%, 09/01/2036
(e)
280 335
$ 9,174
Ohio - 3.93%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2055 3,000 3,475
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(b)
1,000 1,135
5.00%, 07/01/2049
(b)
1,000 1,127
Ohio State Air Quality Development Authority
Escrow
0.00%, 12/01/2023
(f),(g)
1,000 269
$ 6,006
Oklahoma - 1.54%
Oklahoma Development Finance Authority
5.25%, 08/15/2043 1,000 1,227
Tulsa County Industrial Authority
5.25%, 11/15/2045 1,000 1,129
$ 2,356
Oregon - 0.14%
Oregon State Business Development Commission
0.00%, 04/01/2031
(b),(f)
1,000 215
Pennsylvania - 4.66%
Allegheny County Industrial Development
Authority
4.88%, 11/01/2024 500 546
Commonwealth Financing Authority
5.00%, 06/01/2028 1,000 1,263
5.00%, 06/01/2035 1,000 1,225
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045 1,000 1,080
Pennsylvania Economic Development Financing
Authority
0.00%, 06/01/2036
(b),(f)
915 915
3.25%, 08/01/2039
(b)
1,000 1,020
5.50%, 11/01/2044 1,000 1,065
$ 7,114
Puerto Rico - 1.00%
Commonwealth of Puerto Rico
0.00%, 07/01/2039
(f)
1,805 1,521
South Carolina - 0.35%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 500 537
South Dakota - 0.33%
Oglala Sioux Tribe
5.75%, 10/01/2025
(b)
500 500

Schedule of Investments
Opportunistic Municipal Fund
May 31, 2021 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Tennessee - 1.72%
Chattanooga Health Educational & Housing
Facility Board
5.00%, 10/01/2028 $ 1,050 $ 1,202
5.00%, 10/01/2035 500 561
Nashville Metropolitan Development & Housing
Agency
5.13%, 06/01/2036
(b)
750 862
$ 2,625
Texas - 7.15%
Calhoun County Navigation Industrial
Development Authority
7.50%, 07/27/2021
(a),(b)
2,000 2,000
North Texas Tollway Authority
5.00%, 01/01/2045 615 700
5.00%, 01/01/2048 500 599
Port Beaumont Navigation District
4.00%, 01/01/2050
(b)
3,500 3,626
Texas Municipal Gas Acquisition & Supply Corp
III
5.00%, 12/15/2031 1,000 1,325
Texas Municipal Gas Acquisition and Supply
Corp I
6.25%, 12/15/2026 1,990 2,333
Texas Private Activity Bond Surface
Transportation Corp
7.00%, 12/31/2038 300 342
$ 10,925
Utah - 0.99%
Utah Infrastructure Agency
5.25%, 10/15/2033 1,250 1,516
Vermont - 0.98%
Vermont Economic Development Authority
4.63%, 04/01/2036
(a),(b)
1,300 1,489
Washington - 0.76%
Washington State Housing Finance Commission
3.50%, 12/20/2035 1,000 1,163
Wisconsin - 2.68%
Public Finance Authority
5.00%, 01/01/2024 500 549
5.00%, 12/01/2025 1,200 1,398
5.00%, 09/01/2039
(b)
1,000 1,143
Wisconsin Health & Educational Facilities
Authority
5.50%, 07/01/2023 60 60
6.00%, 07/01/2028 170 165
6.50%, 07/01/2033 300 286
7.00%, 07/01/2043 500 483
$ 4,084
TOTAL MUNICIPAL BONDS $ 163,592
Total Investments $ 163,778
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (5.03)%
Notes with interest rates of 0.08% - 0.26% at May
31, 2021 and contractual maturity of collateral
from 2024-2036.
(h)
$ (7,691) (7,691)
Total Net Investments $ 156,087
Other Assets and Liabilities -  (2.22)% (3,385)
TOTAL NET ASSETS - 100.00% $ 152,702
(a) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $49,954 or 32.71% of net assets.
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(e) Security purchased on a when-issued basis.
(f) Non-income producing security
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
May 31, 2021.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 87.74%
General Obligation Unlimited 8.45%
Insured 3.16%
Tax Allocation 2.73%
General Obligation Limited 1.87%
Revenue Notes 1.31%
Certificate Participation 0.79%
Prerefunded 0.75%
Special Tax 0.33%
Investment Companies 0.12%
Liability For Floating Rate Notes Issued (5.03)%
Other Assets and Liabilities
(2.22)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
May 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .30 % Shares Held Value (000's)
Money Market Funds - 2 .30%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
92,548,489 $ 92,548
TOTAL INVESTMENT COMPANIES $ 92,548
COMMON STOCKS - 95 .84 % Shares Held Value (000's)
Aerospace & Defense - 0 .54%
Bharat Electronics Ltd 10,903,400 $ 21,778
Apparel - 0 .98%
Shenzhou International Group Holdings Ltd 1,493,000 39,356
Automobile Manufacturers - 0 .36%
Sinotruk Hong Kong Ltd 6,093,000 14,612
Automobile Parts & Equipment - 0 .47%
Fangda Special Steel Technology Co Ltd 13,269,000 19,146
Banks - 8 .09%
Bank Mandiri Persero Tbk PT 39,062,200 15,837
Bank of China Ltd 142,200,000 53,882
China Merchants Bank Co Ltd 12,087,500 111,834
Grupo Financiero Banorte SAB de CV 6,499,500 44,333
Powszechna Kasa Oszczednosci Bank Polski SA
(b)
1,170,000 12,661
Sberbank of Russia PJSC ADR 3,195,500 53,793
Shinhan Financial Group Co Ltd 885,958 33,615
$ 325,955
Beverages - 0 .61%
Kweichow Moutai Co Ltd 69,505 24,393
Building Materials - 2 .05%
China National Building Material Co Ltd 12,384,200 16,400
Xinyi Glass Holdings Ltd 10,852,000 42,442
Zhuzhou Kibing Group Co Ltd 9,348,780 23,729
$ 82,571
Chemicals - 2 .55%
Coromandel International Ltd 1,608,500 17,994
Hansol Chemical Co Ltd 97,237 21,782
Kumho Petrochemical Co Ltd 172,300 36,008
Soulbrain Co Ltd/New 91,012 26,778
$ 102,562
Coal - 0 .48%
Shaanxi Coal Industry Co Ltd 10,441,768 19,443
Computers - 5 .50%
Asustek Computer Inc 4,657,000 65,648
Gigabyte Technology Co Ltd 6,695,500 26,002
Infosys Ltd ADR 3,820,418 73,887
LG Corp 213,859 20,508
Phison Electronics Corp 2,124,700 35,696
$ 221,741
Diversified Financial Services - 7 .37%
B3 SA - Brasil Bolsa Balcao 8,251,500 27,565
Chailease Holding Co Ltd 4,275,090 32,289
Fubon Financial Holding Co Ltd 21,898,300 56,809
Hana Financial Group Inc 1,614,000 65,887
KB Financial Group Inc 788,800 40,415
KIWOOM Securities Co Ltd 154,100 16,986
Korea Investment Holdings Co Ltd 196,500 18,375
Manappuram Finance Ltd 6,260,800 13,485
Muthoot Finance Ltd 1,443,200 25,206
$ 297,017
Electrical Components & Equipment - 2 .11%
Delta Electronics Inc 6,016,400 63,126
LG Innotek Co Ltd 120,100 21,704
$ 84,830
Electronics - 5 .74%
BYD Electronic International Co Ltd 6,274,200 39,930
Hon Hai Precision Industry Co Ltd
(b)
7,736,400 30,912
Lotes Co Ltd 1,054,700 22,474
Micro-Star International Co Ltd 9,254,600 55,344
Q Technology Group Co Ltd 9,494,000 16,269
Samsung Electro-Mechanics Co Ltd 111,800 16,843
Shenzhen Topband Co Ltd 13,988,703 32,329
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
TXC Corp
(b)
4,686,000 $ 17,357
$ 231,458
Food - 1 .97%
BIM Birlesik Magazalar AS 2,263,000 16,982
Dino Polska SA
(b),(d)
506,300 39,242
JBS SA 4,019,110 23,266
$ 79,490
Gas - 1 .54%
ENN Energy Holdings Ltd 3,371,400 61,978
Healthcare - Products - 0 .48%
Jafron Biomedical Co Ltd 1,339,948 19,399
Home Furnishings - 0 .96%
E Ink Holdings Inc 12,088,300 26,755
JS Global Lifestyle Co Ltd
(b),(d)
4,122,000 12,134
$ 38,889
Insurance - 0 .74%
Ping An Insurance Group Co of China Ltd 2,724,300 29,758
Internet - 15 .11%
Alibaba Group Holding Ltd ADR
(b)
726,800 155,506
Autohome Inc ADR 271,400 20,917
Baidu Inc ADR
(b)
189,000 37,095
Meituan
(b),(d)
551,600 19,334
Naspers Ltd 332,900 73,380
NAVER Corp 55,500 17,807
Tencent Holdings Ltd 3,206,605 250,695
Vipshop Holdings Ltd ADR
(b)
1,477,600 34,177
$ 608,911
Investment Companies - 0 .03%
LX Holdings Corp
(b)
103,707 1,139
Iron & Steel - 2 .51%
Kumba Iron Ore Ltd 531,100 23,664
Vale SA 3,602,500 77,294
$ 100,958
Machinery - Construction & Mining - 1 .77%
Sany Heavy Industry Co Ltd 10,694,449 51,402
Zoomlion Heavy Industry Science and
Technology Co Ltd
15,979,600 19,868
$ 71,270
Mining - 3 .85%
Anglo American Platinum Ltd 186,800 23,531
Grupo Mexico SAB de CV 5,091,700 24,439
Impala Platinum Holdings Ltd 2,698,000 46,589
MMC Norilsk Nickel PJSC ADR 957,346 33,938
NMDC Ltd 10,767,000 26,584
$ 155,081
Miscellaneous Manufacturers - 1 .54%
Elite Material Co Ltd 2,999,797 17,122
Sunny Optical Technology Group Co Ltd 1,768,400 45,065
$ 62,187
Oil & Gas - 1 .36%
Novatek PJSC 102,600 20,425
PTT Exploration & Production PCL 3,732,781 14,018
Reliance Industries Ltd 711,600 20,550
$ 54,993
Pharmaceuticals - 2 .18%
Aurobindo Pharma Ltd 1,438,800 20,286
Changchun High & New Technology Industry
Group Inc
330,563 20,806
Shanghai Fosun Pharmaceutical Group Co Ltd 3,286,800 27,101
Sinopharm Group Co Ltd 5,942,000 19,819
$ 88,012
Real Estate - 1 .04%
Country Garden Services Holdings Co Ltd 4,113,100 41,736
Retail - 2 .93%
ANTA Sports Products Ltd 4,285,600 86,510
Zhongsheng Group Holdings Ltd 3,780,100 31,441
$ 117,951

Schedule of Investments
Origin Emerging Markets Fund
May 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 17 .36%
Elan Microelectronics Corp
(b)
3,013,600 $ 22,755
Global Unichip Corp 554,589 7,114
Maxscend Microelectronics Co Ltd 466,078 30,207
MediaTek Inc 1,736,900 60,005
Novatek Microelectronics Corp 2,909,500 52,838
Parade Technologies Ltd 589,100 31,830
Realtek Semiconductor Corp 2,534,000 45,347
Samsung Electronics Co Ltd 27,690 50,033
Samsung Electronics Co Ltd 1,578,749 113,323
Taiwan Semiconductor Manufacturing Co Ltd 7,585,956 161,066
Taiwan Semiconductor Manufacturing Co Ltd
ADR
1,066,417 125,155
$ 699,673
Software - 2 .56%
HCL Technologies Ltd 7,923,300 102,970
Telecommunications - 1 .06%
MTN Group
(b)
3,426,000 25,198
RichWave Technology Corp
(b)
969,000 17,676
$ 42,874
TOTAL COMMON STOCKS $ 3,862,131
PREFERRED STOCKS - 1 .40 % Shares Held Value (000's)
Banks - 1 .40%
Banco Bradesco SA 0.02% 11,065,087 $ 56,433
TOTAL PREFERRED STOCKS $ 56,433
Total Investments $ 4,011,112
Other Assets and Liabilities -  0.46% 18,337
TOTAL NET ASSETS - 100.00% $ 4,029,449
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $70,710 or 1.75% of net assets.
Portfolio Summary  (unaudited)
Location Percent
China 35 .11%
Taiwan 23 .36%
Korea, Republic Of 12 .44%
India 8 .01%
South Africa 4 .77%
Brazil 4 .58%
United States 3 .09%
Russian Federation 2 .68%
Mexico 1 .71%
Hong Kong 1 .35%
Poland 1 .28%
Turkey 0 .42%
Indonesia 0 .39%
Thailand 0 .35%
Other Assets and Liabilities
0 .46%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales May 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 77,485 $ 2,434,686 $ 2,419,623 $ 92,548
$ 77,485 $ 2,434,686 $ 2,419,623 $ 92,548
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Dividend Income Fund
May 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .53 % Shares Held Value (000's)
Money Market Funds - 2 .53%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
961,091 $ 961
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
27,654,000 27,654
$ 28,615
TOTAL INVESTMENT COMPANIES $ 28,615
COMMON STOCKS - 97 .50 % Shares Held Value (000's)
Advertising - 1 .47%
Interpublic Group of Cos Inc/The 493,249 $ 16,618
Automobile Parts & Equipment - 1 .74%
Linamar Corp 301,578 19,744
Banks - 10 .78%
Bank OZK 719,665 30,737
Cathay General Bancorp 407,503 16,985
Cullen/Frost Bankers Inc 124,027 14,971
East West Bancorp Inc 402,220 30,078
ServisFirst Bancshares Inc 281,302 19,539
Washington Trust Bancorp Inc 177,194 9,744
$ 122,054
Chemicals - 3 .78%
HB Fuller Co 130,630 9,029
Huntsman Corp 581,984 16,517
RPM International Inc 184,787 17,283
$ 42,829
Commercial Services - 1 .10%
John Wiley & Sons Inc 197,160 12,496
Computers - 3 .47%
Amdocs Ltd 372,703 29,108
Leidos Holdings Inc 99,034 10,176
$ 39,284
Consumer Products - 2 .17%
Avery Dennison Corp 111,563 24,603
Diversified Financial Services - 3 .12%
Federal Agricultural Mortgage Corp 107,753 10,933
Raymond James Financial Inc 184,164 24,418
$ 35,351
Electric - 2 .68%
ALLETE Inc 285,597 19,675
IDACORP Inc 81,417 7,975
Portland General Electric Co 55,994 2,684
$ 30,334
Electrical Components & Equipment - 2 .95%
Energizer Holdings Inc 331,506 15,263
Littelfuse Inc 69,331 18,112
$ 33,375
Electronics - 3 .51%
Hubbell Inc 94,947 18,101
nVent Electric PLC 663,829 21,601
$ 39,702
Engineering & Construction - 0 .54%
Comfort Systems USA Inc 74,011 6,135
Food - 1 .76%
Ingredion Inc 210,245 19,958
Gas - 0 .82%
ONE Gas Inc 41,181 3,061
Spire Inc 87,358 6,260
$ 9,321
Hand & Machine Tools - 5 .16%
Lincoln Electric Holdings Inc 139,521 17,939
MSA Safety Inc 101,327 17,029
Snap-on Inc 92,137 23,460
$ 58,428
Healthcare - Products - 5 .09%
CONMED Corp 175,523 24,168
Hill-Rom Holdings Inc 118,603 13,198
STERIS PLC
(e)
106,036 20,238
$ 57,604
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 3 .16%
LCI Industries 166,271 $ 24,783
MDC Holdings Inc 190,175 11,020
$ 35,803
Insurance - 5 .47%
Assured Guaranty Ltd 393,556 18,745
Fidelity National Financial Inc 643,574 30,242
James River Group Holdings Ltd 371,486 12,972
$ 61,959
Leisure Products & Services - 5 .15%
Acushnet Holdings Corp 557,707 29,670
Brunswick Corp/DE 280,256 28,651
$ 58,321
Machinery - Diversified - 4 .20%
Albany International Corp 193,604 17,298
Crane Co 171,407 16,368
Nordson Corp 62,579 13,873
$ 47,539
Media - 0 .67%
Cable One Inc 4,164 7,560
Metal Fabrication & Hardware - 1 .85%
Timken Co/The 236,452 20,914
Miscellaneous Manufacturers - 1 .68%
Donaldson Co Inc 147,359 9,076
EnPro Industries Inc 108,324 9,965
$ 19,041
Oil & Gas - 3 .30%
Cimarex Energy Co 216,557 14,672
Diamondback Energy Inc 155,965 12,488
HollyFrontier Corp 313,095 10,166
$ 37,326
Packaging & Containers - 1 .41%
Packaging Corp of America 107,426 15,969
Pharmaceuticals - 0 .44%
Phibro Animal Health Corp 175,010 4,933
Pipelines - 1 .19%
Targa Resources Corp 346,760 13,475
REITs - 11 .06%
Agree Realty Corp 207,152 14,559
Camden Property Trust 68,802 8,626
CyrusOne Inc 232,547 17,150
EastGroup Properties Inc 90,270 14,270
Four Corners Property Trust Inc 386,380 10,726
Granite Real Estate Investment Trust 237,445 15,893
Medical Properties Trust Inc 785,355 16,626
STORE Capital Corp 453,719 15,608
Terreno Realty Corp 185,756 11,818
$ 125,276
Retail - 0 .88%
Papa John's International Inc 106,531 10,009
Semiconductors - 3 .84%
MKS Instruments Inc 178,137 33,531
Monolithic Power Systems Inc 29,151 10,002
$ 43,533
Shipbuilding - 1 .46%
Huntington Ingalls Industries Inc 76,402 16,519
Software - 0 .39%
ManTech International Corp/VA 51,029 4,440
Toys, Games & Hobbies - 1 .21%
Hasbro Inc 143,363 13,758
TOTAL COMMON STOCKS $ 1,104,211
Total Investments $ 1,132,826
Other Assets and Liabilities -  (0.03)% (329)
TOTAL NET ASSETS - 100.00% $ 1,132,497

Schedule of Investments
Small-MidCap Dividend Income Fund
May 31, 2021 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $961 or
0.08% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $942 or 0.08% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 30 .43%
Industrial 22 .76%
Consumer, Cyclical 12 .14%
Consumer, Non-cyclical 10 .56%
Technology 7 .70%
Energy 4 .49%
Basic Materials 3 .78%
Utilities 3 .50%
Money Market Funds 2 .53%
Communications 2 .14%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales May 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 15,508 $ 503,805 $ 491,659 $ 27,654
$ 15,508 $ 503,805 $ 491,659 $ 27,654
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Growth Fund
May 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .39 % Shares Held Value (000's)
Money Market Funds - 2 .39%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
266,395 $ 266
TOTAL INVESTMENT COMPANIES $ 266
COMMON STOCKS - 97 .88 % Shares Held Value (000's)
Aerospace & Defense - 1 .63%
Spirit AeroSystems Holdings Inc 3,696 $ 182
Airlines - 1 .81%
Allegiant Travel Co
(b)
907 201
Apparel - 5 .71%
Deckers Outdoor Corp
(b)
661 222
Levi Strauss & Co 8,090 216
Tapestry Inc
(b)
4,400 198
$ 636
Banks - 5 .32%
Signature Bank/New York NY 572 143
SVB Financial Group
(b)
771 449
$ 592
Biotechnology - 4 .11%
Arrowhead Pharmaceuticals Inc
(b)
1,175 85
Blueprint Medicines Corp
(b)
440 40
Denali Therapeutics Inc
(b)
1,095 70
Exact Sciences Corp
(b)
1,246 138
Fate Therapeutics Inc
(b)
1,635 125
$ 458
Building Materials - 2 .61%
Eagle Materials Inc 383 56
Summit Materials Inc
(b)
1,708 60
Trex Co Inc
(b)
1,797 175
$ 291
Chemicals - 1 .91%
Element Solutions Inc 9,108 213
Commercial Services - 2 .30%
ASGN Inc
(b)
1,661 171
Nielsen Holdings PLC 3,096 85
$ 256
Computers - 0 .69%
Zscaler Inc
(b)
397 77
Cosmetics & Personal Care - 3 .45%
Coty Inc
(b)
22,699 202
elf Beauty Inc
(b)
6,505 182
$ 384
Diversified Financial Services - 7 .87%
Alliance Data Systems Corp 1,883 228
Ally Financial Inc 4,389 240
OneMain Holdings Inc 3,656 211
Tradeweb Markets Inc 2,361 198
$ 877
Electrical Components & Equipment - 2 .16%
Littelfuse Inc 919 240
Entertainment - 2 .30%
Caesars Entertainment Inc
(b)
1,810 194
International Game Technology PLC
(b)
2,552 62
$ 256
Food - 1 .95%
Hain Celestial Group Inc/The
(b)
5,324 217
Healthcare - Products - 9 .67%
Alphatec Holdings Inc
(b)
13,837 201
AtriCure Inc
(b)
1,155 86
Axonics Inc
(b)
4,009 231
CONMED Corp 635 88
Inari Medical Inc
(b)
533 46
Inspire Medical Systems Inc
(b)
983 191
Insulet Corp
(b)
339 91
Natera Inc
(b)
1,517 143
$ 1,077
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 3 .14%
Community Health Systems Inc
(b)
9,936 $ 142
SI-BONE Inc
(b)
6,892 208
$ 350
Home Builders - 1 .37%
Meritage Homes Corp
(b)
1,414 152
Home Furnishings - 1 .45%
Sonos Inc
(b)
4,370 162
Housewares - 1 .47%
Newell Brands Inc 5,711 164
Internet - 4 .29%
Revolve Group Inc
(b)
2,975 165
Zendesk Inc
(b)
2,290 313
$ 478
Leisure Products & Services - 1 .12%
Norwegian Cruise Line Holdings Ltd
(b)
3,920 125
Machinery - Construction & Mining - 1 .41%
Oshkosh Corp 1,197 157
Machinery - Diversified - 6 .28%
Altra Industrial Motion Corp 2,540 167
Chart Industries Inc
(b)
1,352 197
CNH Industrial NV 7,398 127
Middleby Corp/The
(b)
1,268 208
$ 699
Mining - 0 .52%
Livent Corp
(b)
2,975 58
Oil & Gas - 0 .77%
Matador Resources Co 2,805 86
Pharmaceuticals - 4 .85%
Aerie Pharmaceuticals Inc
(b)
5,081 83
Horizon Therapeutics Plc
(b)
4,038 370
Jazz Pharmaceuticals PLC
(b)
487 87
$ 540
Retail - 4 .25%
Academy Sports & Outdoors Inc
(b)
2,446 90
Five Below Inc
(b)
550 101
Floor & Decor Holdings Inc
(b)
2,867 282
$ 473
Semiconductors - 6 .16%
Ambarella Inc
(b)
2,136 214
Cree Inc
(b)
1,415 142
Entegris Inc 975 112
MACOM Technology Solutions Holdings Inc
(b)
1,866 110
Teradyne Inc 813 108
$ 686
Software - 3 .65%
Five9 Inc
(b)
595 106
Manhattan Associates Inc
(b)
898 122
MongoDB Inc
(b)
199 58
RingCentral Inc
(b)
461 121
$ 407
Telecommunications - 3 .66%
Arista Networks Inc
(b)
657 223
CommScope Holding Co Inc
(b)
9,125 185
$ 408
TOTAL COMMON STOCKS $ 10,902
Total Investments $ 11,168
Other Assets and Liabilities -  (0.27)% (30)
TOTAL NET ASSETS - 100.00% $ 11,138
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.

Schedule of Investments
Small-MidCap Growth Fund
May 31, 2021 (unaudited)
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 29 .47%
Consumer, Cyclical 19 .48%
Industrial 14 .09%
Financial 13 .19%
Technology 10 .50%
Communications 7 .95%
Basic Materials 2 .43%
Money Market Funds 2 .39%
Energy 0 .77%
Other Assets and Liabilities
( 0 .27 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales May 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 47 $ 3,754 $ 3,535 $ 266
$ 47 $ 3,754 $ 3,535 $ 266
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .83 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .45%
Invesco Preferred ETF
(a)
501,133 $ 7,562
iShares Preferred & Income Securities ETF
(a)
750,357 29,151
$ 36,713
Money Market Funds - 2 .38%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
35,110,888 35,111
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
158,976,815 158,977
$ 194,088
TOTAL INVESTMENT COMPANIES $ 230,801
CONVERTIBLE PREFERRED STOCKS
- 1 .41 % Shares Held Value (000's)
Banks - 1 .41%
Bank of America Corp 7.25%
(f)
1,629 $ 2,290
Wells Fargo & Co 7.50%
(a),(f)
77,785 113,157
$ 115,447
TOTAL CONVERTIBLE PREFERRED STOCKS $ 115,447
PREFERRED STOCKS - 9 .78 % Shares Held Value (000's)
Banks - 3 .50%
AgriBank FCB 6.88%, 01/01/2024
(f)
61,700 $ 6,725
3 Month USD LIBOR + 4.23%
Associated Banc-Corp 5.63%, 09/15/2025
(a),(f)
202,744 5,705
Associated Banc-Corp 5.88%, 12/15/2023
(a),(f)
2,284 63
Bank of America Corp 4.38%, 11/03/2025
(a),(f)
358,000 9,104
Bank of America Corp 5.00%, 09/17/2024
(a),(f)
2,300 62
Citigroup Inc 6.88%, 11/15/2023
(f)
414,370 11,756
3 Month USD LIBOR + 4.13%
Citizens Financial Group Inc 5.00%, 01/06/2025
(a),(f)
6,909 182
Citizens Financial Group Inc 6.35%, 04/06/2024
(f)
14,879 427
3 Month USD LIBOR + 3.64%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(a),(f)
382,212 9,781
First Republic Bank/CA 4.13%, 10/30/2025
(a),(f)
2,200 56
Fulton Financial Corp 5.13%, 01/15/2026
(f)
450,381 11,822
Goldman Sachs Group Inc/The 5.50%,
05/10/2023
(a),(f)
723,967 19,728
3 Month USD LIBOR + 3.64%
Huntington Bancshares Inc/OH 5.88%,
10/15/2021
(f)
325,787 8,555
Huntington Bancshares Inc/OH 6.25%,
07/15/2021
(f)
982,053 25,003
JPMorgan Chase & Co 4.75%, 12/01/2024
(f)
277,529 7,255
JPMorgan Chase & Co 5.75%, 12/01/2023
(f)
222,039 6,075
KeyCorp 6.13%, 12/15/2026
(a),(f)
746,390 22,683
3 Month USD LIBOR + 3.89%
Morgan Stanley 4.88%, 01/15/2025
(a),(f)
7,107 189
Morgan Stanley 5.85%, 04/15/2027
(f)
649,481 18,861
3 Month USD LIBOR + 3.49%
Northern Trust Corp 4.70%, 01/01/2025
(f)
253 7
PNC Financial Services Group Inc/The 6.13%,
05/01/2022
(f)
1,239,905 32,386
3 Month USD LIBOR + 4.07%
Regions Financial Corp 0.00%, 06/15/2026
(e),(f)
375,234 9,321
Regions Financial Corp 5.70%, 05/15/2029
(f)
328,950 9,286
3 Month USD LIBOR + 3.15%
State Street Corp 5.90%, 03/15/2024
(a),(f)
236,076 6,726
3 Month USD LIBOR + 3.11%
Synovus Financial Corp 5.88%, 07/01/2024
(f)
344,110 9,270
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Truist Financial Corp 4.75%, 09/01/2025
(f)
475,202 12,479
Truist Financial Corp 5.63%, 06/01/2021
(f)
130,660 3,268
US Bancorp 3.50%, 07/01/2021
(a),(f)
13,000 318
3 Month USD LIBOR + 0.60%
US Bancorp 3.75%, 01/15/2026
(a),(f)
13,090 320
US Bancorp 4.00%, 04/15/2026
(a),(f)
46,768 1,174
US Bancorp 5.50%, 10/15/2023
(a),(f)
323 9
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
US Bancorp 6.50%, 01/15/2022
(f)
234,945 $ 6,160
3 Month USD LIBOR + 4.47%
Valley National Bancorp 6.25%, 06/30/2025
(f)
170,096 4,798
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 12/15/2022
(a),(f)
194,856 5,019
Wells Fargo & Co 4.75%, 03/15/2025
(a),(f)
338,394 8,775
Wells Fargo & Co 5.63%, 06/15/2022
(f)
196,171 5,098
Wells Fargo & Co 5.85%, 09/15/2023
(f)
62,555 1,695
3 Month USD LIBOR + 3.09%
Wells Fargo & Co 6.63%, 03/15/2024
(f)
207,457 5,969
3 Month USD LIBOR + 3.69%
$ 286,110
Diversified Financial Services - 0 .25%
Affiliated Managers Group Inc 5.88%,
03/30/2059
147,110 4,062
Capital One Financial Corp 0.00%, 06/01/2025
(e),(f)
167,734 4,292
Capital One Financial Corp 5.00%, 12/01/2024
(f)
345,769 9,059
Charles Schwab Corp/The 6.00%, 06/01/2021
(f)
129,113 3,229
$ 20,642
Electric - 1 .46%
Alabama Power Co 5.00%, 10/01/2022
(f)
569,230 15,278
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
490,152 13,666
3 Month USD LIBOR + 4.01%
CMS Energy Corp 5.63%, 03/15/2078 420 12
CMS Energy Corp 5.88%, 03/01/2079 118,402 3,217
Dominion Energy Inc 5.25%, 07/30/2076 886,626 22,503
DTE Energy Co 5.25%, 12/01/2077 315,130 8,184
DTE Energy Co 5.38%, 06/01/2076 2,488 62
Duke Energy Corp 5.13%, 01/15/2073
(a)
71,944 1,874
Duke Energy Corp 5.75%, 06/15/2024
(f)
68,264 1,909
Entergy Louisiana LLC 4.88%, 09/01/2066 24,691 624
Entergy Texas Inc 5.38%, 10/15/2024
(f)
30,000 816
Georgia Power Co 5.00%, 10/01/2077 259,065 6,933
Integrys Holding Inc 6.00%, 08/01/2073 69,231 1,800
3 Month USD LIBOR + 3.22%
Interstate Power and Light Co 5.10%,
07/01/2021
(f)
471,185 12,208
National Rural Utilities Cooperative Finance Corp
5.50%, 05/15/2064
205,892 5,460
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
86,675 2,415
Southern Co/The 0.00%, 01/30/2080
(a),(e)
239,337 6,460
Southern Co/The 5.25%, 12/01/2077 555,000 14,624
Southern Co/The 5.25%, 10/01/2076 50,061 1,283
$ 119,328
Food - 0 .31%
Dairy Farmers of America Inc 7.88%,
07/01/2021
(f),(g)
16,000 1,600
Dairy Farmers of America Inc 7.88%,
12/01/2025
(f),(g)
236,300 23,984
$ 25,584
Gas - 0 .01%
Entergy New Orleans LLC 5.00%, 12/01/2052 2,683 68
Entergy New Orleans LLC 5.50%, 04/01/2066
(a)
33,898 865
$ 933
Insurance - 1 .26%
Allstate Corp/The 4.75%, 01/15/2025
(a),(f)
153,679 4,114
Allstate Corp/The 5.10%, 01/15/2053
(a)
537,816 14,623
3 Month USD LIBOR + 3.17%
Allstate Corp/The 5.10%, 10/15/2024
(f)
7,000 192
American Financial Group Inc/OH 5.63%,
06/01/2060
(a)
126,116 3,582
American Financial Group Inc/OH 5.88%,
03/30/2059
(a)
101,467 2,846
American International Group Inc 5.85%,
03/15/2024
(a),(f)
15,000 417
Arch Capital Group Ltd 5.25%, 09/29/2021
(f)
289,992 7,380

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2021 (unaudited)
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Arch Capital Group Ltd 5.45%, 08/17/2022
(f)
53,235 $ 1,408
Equitable Holdings Inc 4.30%, 03/15/2026
(a),(f)
362,625 9,062
Equitable Holdings Inc 5.25%, 12/15/2024
(f)
485,000 12,906
Hartford Financial Services Group Inc/The
7.88%, 04/15/2042
1,038,497 27,884
3 Month USD LIBOR + 5.60%
MetLife Inc 0.00%, 03/15/2025
(e),(f)
31,096 826
RenaissanceRe Holdings Ltd 5.38%, 07/01/2021
(f)
519,936 13,050
RenaissanceRe Holdings Ltd 5.75%, 06/30/2023
(f)
29,666 791
Voya Financial Inc 5.35%, 09/15/2029
(f)
72,909 2,045
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
W R Berkley Corp 5.70%, 03/30/2058 1,833 49
W R Berkley Corp 5.75%, 06/01/2056 54,355 1,377
$ 102,552
Pipelines - 0 .00%
Enbridge Inc 6.38%, 04/15/2078 2,031 55
3 Month USD LIBOR + 3.59%
REITs - 1 .24%
Federal Realty Investment Trust 5.00%,
09/29/2022
(a),(f)
49,135 1,287
Kimco Realty Corp 5.13%, 08/16/2022
(f)
12,477 329
Kimco Realty Corp 5.25%, 12/20/2022
(f)
406,949 10,666
National Retail Properties Inc 5.20%, 10/11/2021
(f)
120,052 3,057
Prologis Inc 8.54%, 11/13/2026
(f)
162,700 11,422
PS Business Parks Inc 4.88%, 11/04/2024
(a),(f)
3,847 104
PS Business Parks Inc 5.25%, 09/21/2022
(a),(f)
57,755 1,540
Public Storage 3.88%, 10/06/2025
(f)
519 13
Public Storage 4.13%, 08/14/2025
(a),(f)
316,800 8,237
Public Storage 4.63%, 06/17/2025
(a),(f)
277,658 7,488
Public Storage 4.75%, 12/20/2024
(a),(f)
185,477 5,141
Public Storage 4.90%, 10/14/2021
(f)
6,147 158
Public Storage 5.05%, 08/09/2022
(f)
177,565 4,695
Public Storage 5.60%, 03/11/2024
(a),(f)
311,855 8,729
Vornado Realty Trust 5.25%, 11/24/2025
(f)
200,306 5,332
Vornado Realty Trust 5.25%, 12/13/2022
(f)
382,922 10,140
Vornado Realty Trust 5.40%, 07/01/2021
(f)
178,483 4,551
Vornado Realty Trust 5.70%, 07/01/2021
(f)
721,260 18,630
$ 101,519
Savings & Loans - 0 .07%
People's United Financial Inc 5.63%, 12/15/2026
(f)
94,067 2,657
3 Month USD LIBOR + 4.02%
Sterling Bancorp/DE 6.50%, 10/15/2022
(f)
42,713 1,140
Washington Federal Inc 4.88%, 04/15/2026
(f)
55,040 1,437
$ 5,234
Sovereign - 0 .83%
CoBank ACB 6.13%, 10/01/2021
(f)
8,000 809
CoBank ACB 6.20%, 01/01/2025
(f)
65,000 7,117
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(f)
296,500 30,836
3 Month USD LIBOR + 4.56%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(f),(g)
270,500 28,944
3 Month USD LIBOR + 4.01%
$ 67,706
Telecommunications - 0 .85%
AT&T Inc 0.00%, 02/18/2025
(e),(f)
2,656,351 68,003
AT&T Inc 5.00%, 12/12/2024
(f)
40,144 1,057
$ 69,060
TOTAL PREFERRED STOCKS $ 798,723
BONDS - 85 .85%
Principal
Amount (000's) Value (000's)
Banks - 49 .44%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(f),(g),(h),(i)
$ 12,200 $ 14,335
USD Swap Rate NY 5 Year + 5.17%
6.75%, 06/15/2026
(a),(f),(h),(i)
2,700 3,173
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(f),(h),(i)
14,200 15,154
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(f),(h),(i)
57,800 62,855
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
4.75%, 11/12/2026
(f),(h),(i)
44,200 44,310
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
7.50%, 02/08/2024
(f),(h),(i)
60,600 66,660
USD Swap Semi-Annual 5 Year + 4.99%
Bank of America Corp
6.10%, 03/17/2025
(f),(h)
5,000 5,627
3 Month USD LIBOR + 3.90%
6.25%, 09/05/2024
(f),(h)
30,643 34,052
3 Month USD LIBOR + 3.71%
6.30%, 03/10/2026
(f),(h)
46,995 54,528
3 Month USD LIBOR + 4.55%
6.50%, 10/23/2024
(f),(h)
97,810 110,770
3 Month USD LIBOR + 4.17%
8.05%, 06/15/2027 6,312 8,260
Bank of Montreal
1.85%, 05/01/2025 11,800 12,242
Bank of New York Mellon Corp/The
3.61%, 09/20/2021
(f)
70,400 70,682
3 Month USD LIBOR + 3.42%
3.70%, 03/20/2026
(f),(h)
29,775 30,892
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.62%, 09/20/2026
(f),(h)
19,753 21,315
3 Month USD LIBOR + 3.13%
4.70%, 09/20/2025
(f),(h)
12,400 13,516
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
Bank of Nova Scotia/The
1.63%, 05/01/2023 9,000 9,230
4.90%, 06/04/2025
(f),(h)
33,000 35,516
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
Barclays Bank PLC
6.28%, 12/15/2034
(a),(f),(h)
4,000 5,333
3 Month USD LIBOR + 1.55%
6.86%, 06/15/2032
(f),(h)
517 701
6 Month USD LIBOR + 1.73%
7.63%, 11/21/2022
(i)
1,951 2,134
Barclays PLC
6.13%, 12/15/2025
(f),(h),(i)
5,000 5,519
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%
7.75%, 09/15/2023
(f),(h),(i)
47,300 51,912
USD Swap Semi-Annual 5 Year + 4.84%
7.88%, 03/15/2022
(f),(h),(i)
30,065 31,395
USD Swap Semi-Annual 5 Year + 6.77%
8.00%, 06/15/2024
(f),(h),(i)
67,803 77,041
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA
4.63%, 02/25/2031
(a),(f),(g),(h),(i)
$ 10,000 $ 10,200
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
6.63%, 03/25/2024
(f),(g),(h),(i)
39,300 43,132
USD Swap Semi-Annual 5 Year + 4.15%
6.63%, 03/25/2024
(a),(f),(h),(i)
8,700 9,548
USD Swap Rate NY 5 Year + 4.15%
6.75%, 03/14/2022
(f),(h),(i)
11,525 11,943
USD Swap Semi-Annual 5 Year + 4.92%
7.00%, 08/16/2028
(f),(g),(h),(i)
2,500 2,972
USD Swap Semi-Annual 5 Year + 3.98%
7.37%, 08/19/2025
(f),(g),(h),(i)
100 116
USD Swap Semi-Annual 5 Year + 5.15%
7.37%, 08/19/2025
(f),(h),(i)
13,000 15,104
USD Swap Semi-Annual 5 Year + 5.15%
BPCE SA
5.15%, 07/21/2024
(g)
13,014 14,595
Citigroup Capital III
7.63%, 12/01/2036 3,300 4,752
Citigroup Inc
3.88%, 02/18/2026
(f),(h)
45,790 46,133
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(f),(h)
15,110 15,412
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
5.90%, 02/15/2023
(f),(h)
7,333 7,718
3 Month USD LIBOR + 4.23%
5.95%, 01/30/2023
(f),(h)
14,400 15,151
3 Month USD LIBOR + 4.07%
5.95%, 05/15/2025
(f),(h)
10,770 11,825
3 Month USD LIBOR + 3.91%
6.25%, 08/15/2026
(f),(h)
86,582 100,543
3 Month USD LIBOR + 4.52%
Citizens Financial Group Inc
4.15%, 07/06/2021
(a),(f)
13,300 13,317
3 Month USD LIBOR + 3.96%
5.65%, 10/06/2025
(a),(f),(h)
62,097 69,238
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 07/06/2023
(f),(h)
7,000 7,262
3 Month USD LIBOR + 3.00%
6.38%, 04/06/2024
(a),(f),(h)
11,200 11,984
3 Month USD LIBOR + 3.16%
Comerica Inc
5.63%, 07/01/2025
(f),(h)
18,600 20,635
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.29%
Corestates Capital III
0.73%, 02/15/2027
(g)
18,621 17,809
3 Month USD LIBOR + 0.57%
Credit Agricole SA
7.88%, 01/23/2024
(f),(g),(h),(i)
29,540 33,343
USD Swap Semi-Annual 5 Year + 4.90%
7.88%, 01/23/2024
(f),(h),(i)
18,100 20,430
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(f),(g),(h),(i)
34,368 41,649
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08/08/2023
(g),(i)
23,254 25,693
6.50%, 08/08/2023
(i)
6,000 6,629
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Credit Suisse Group AG
4.50%, 09/03/2030
(f),(g),(h),(i)
$ 8,900 $ 8,656
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.55%
5.25%, 02/11/2027
(f),(g),(h),(i)
34,800 36,322
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
6.25%, 12/18/2024
(f),(g),(h),(i)
11,000 11,964
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 08/21/2026
(f),(g),(h),(i)
7,400 8,084
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.13%, 07/29/2022
(f),(h),(i)
4,838 5,062
USD Swap Semi-Annual 5 Year + 5.11%
7.50%, 07/17/2023
(f),(g),(h),(i)
6,500 7,013
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12/11/2023
(f),(g),(h),(i)
77,040 85,226
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 07/17/2023
(f),(h),(i)
10,000 10,790
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
6.13%, 03/28/2024
(f),(h),(i)
5,500 5,871
USD Swap Semi-Annual 7 Year + 3.90%
7.00%, 06/26/2025
(f),(h),(i)
29,645 33,202
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
DNB Bank ASA
4.88%, 11/12/2024
(f),(h),(i)
4,775 5,062
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
Fifth Third Bancorp
4.50%, 09/30/2025
(f),(h)
13,525 14,725
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
First Maryland Capital I
1.18%, 01/15/2027 2,000 1,936
3 Month USD LIBOR + 1.00%
Goldman Sachs Group Inc/The
3.80%, 05/10/2026
(f),(h)
13,500 13,520
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
4.95%, 02/10/2025
(f),(h)
23,363 24,823
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(f),(h)
13,750 14,884
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(f),(g),(h)
69,567 114,398
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(a),(f),(h)
55,708 91,608
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 05/22/2027
(f),(h),(i)
15,900 17,530
USD Swap Rate NY 5 Year + 3.75%
6.37%, 03/30/2025
(f),(h),(i)
14,800 16,378
USD Swap Rate NY 5 Year + 4.37%
6.38%, 09/17/2024
(f),(h),(i)
3,300 3,609
USD Swap Rate NY 5 Year + 3.71%
6.50%, 03/23/2028
(f),(h),(i)
25,600 29,200
USD Swap Rate NY 5 Year + 3.61%
6.87%, 06/01/2021
(f),(h),(i)
36,500 36,500
USD Swap Rate NY 5 Year + 5.51%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(f),(h)
$ 80,434 $ 85,966
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(f),(h)
41,103 47,721
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
ING Groep NV
5.75%, 11/16/2026
(f),(h),(i)
14,075 15,491
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(f),(h),(i)
44,300 49,257
USD Swap Semi-Annual 5 Year + 4.45%
6.75%, 04/16/2024
(f),(h),(i)
30,000 32,963
USD Swap Rate NY 5 Year + 4.20%
6.87%, 04/16/2022
(f),(h),(i)
69,986 72,873
USD Swap Rate NY 5 Year + 5.12%
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(f),(g),(h),(i)
32,021 36,504
USD Swap Semi-Annual 5 Year + 5.46%
JPMorgan Chase & Co
3.65%, 06/01/2026
(f),(h)
120,350 120,914
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
3.98%, 08/01/2021
(f)
24,318 24,348
3 Month USD LIBOR + 3.80%
4.60%, 02/01/2025
(f),(h)
3,200 3,264
Secured Overnight Financing Rate + 3.13%
6.00%, 08/01/2023
(f),(h)
6,280 6,646
3 Month USD LIBOR + 3.30%
6.10%, 10/01/2024
(f),(h)
2,915 3,163
3 Month USD LIBOR + 3.33%
6.75%, 02/01/2024
(f),(h)
147,336 161,959
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 09/15/2026
(f),(h)
16,101 17,976
3 Month USD LIBOR + 3.61%
KeyCorp Capital I
0.94%, 07/01/2028 2,825 2,682
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07/15/2029 3,500 4,476
Lloyds Bank PLC
12.00%, 12/16/2024
(a),(f),(g),(h)
20,250 21,991
3 Month USD LIBOR + 11.76%
12.00%, 12/16/2024
(f),(h)
1,035 1,124
3 Month USD LIBOR + 11.76%
Lloyds Banking Group PLC
3.87%, 07/09/2025
(h)
5,000 5,448
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
6.41%, 10/01/2035
(f),(g),(h)
12,674 17,157
3 Month USD LIBOR + 1.50%
6.66%, 05/21/2037
(f),(h)
3,000 4,148
3 Month USD LIBOR + 1.27%
6.66%, 05/21/2037
(a),(f),(g),(h)
51,385 71,040
3 Month USD LIBOR + 1.27%
7.50%, 06/27/2024
(f),(h),(i)
47,496 53,552
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 09/27/2025
(f),(h),(i)
22,500 26,058
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
5.00%, 08/01/2024
(f),(h)
4,678 4,970
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.12%, 11/01/2026
(f),(h)
14,020 15,387
3 Month USD LIBOR + 3.52%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
M&T Bank Corp   (continued)
6.45%, 02/15/2024
(f),(h)
$ 6,515 $ 7,134
3 Month USD LIBOR + 3.61%
Macquarie Bank Ltd/London
6.13%, 03/08/2027
(f),(g),(h),(i)
21,000 22,722
USD Swap Semi-Annual 5 Year + 3.70%
6.13%, 03/08/2027
(a),(f),(h),(i)
5,000 5,410
USD Swap Semi-Annual 5 Year + 3.70%
Natwest Group PLC
2.52%, 09/30/2027
(f)
1,900 1,891
3 Month USD LIBOR + 2.32%
6.00%, 12/29/2025
(f),(h),(i)
35,000 38,834
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(f),(h),(i)
22,825 26,848
USD Swap Semi-Annual 5 Year + 5.72%
8.62%, 08/15/2021
(f),(h),(i)
35,275 35,639
USD Swap Semi-Annual 5 Year + 7.60%
Nordea Bank Abp
6.13%, 09/23/2024
(f),(g),(h),(i)
42,131 46,265
USD Swap Semi-Annual 5 Year + 3.39%
6.13%, 09/23/2024
(f),(h),(i)
18,735 20,573
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(f),(g),(h),(i)
51,862 59,609
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 10/01/2026
(f),(h)
1,200 1,302
3 Month USD LIBOR + 3.20%
NTC Capital I
0.70%, 01/15/2027 5,500 5,362
3 Month USD LIBOR + 0.52%
NTC Capital II
0.77%, 04/15/2027 6,500 6,338
3 Month USD LIBOR + 0.59%
PNC Financial Services Group Inc/The
6.75%, 08/01/2021
(f),(h)
5,289 5,329
3 Month USD LIBOR + 3.68%
Regions Financial Corp
5.75%, 06/15/2025
(f),(h)
16,750 18,593
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(f),(h),(i)
32,800 34,804
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
5.63%, 05/13/2022
(f),(h),(i)
11,800 12,184
USD Swap Semi-Annual 5 Year + 3.49%
Societe Generale SA
4.75%, 05/26/2026
(f),(g),(h),(i)
12,000 12,286
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.93%
7.37%, 09/13/2021
(f),(h),(i)
2,140 2,173
USD Swap Semi-Annual 5 Year + 6.24%
7.38%, 10/04/2023
(f),(g),(h),(i)
16,800 18,308
USD Swap Semi-Annual 5 Year + 4.30%
7.38%, 09/13/2021
(f),(g),(h),(i)
25,026 25,406
USD Swap Semi-Annual 5 Year + 6.24%
7.88%, 12/18/2023
(f),(g),(h),(i)
4,900 5,470
USD Swap Semi-Annual 5 Year + 4.98%
7.88%, 12/18/2023
(f),(h),(i)
14,000 15,628
USD Swap Semi-Annual 5 Year + 4.98%
8.00%, 09/29/2025
(f),(g),(h),(i)
26,660 31,323
USD Swap Rate NY 5 Year + 5.87%
8.00%, 09/29/2025
(f),(h),(i)
19,000 22,323
USD Swap Rate NY 5 Year + 5.87%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Standard Chartered PLC
4.87%, 03/15/2033
(h)
$ 1,026 $ 1,130
USD Swap Rate NY 5 Year + 1.97%
6.00%, 07/26/2025
(f),(h),(i)
1,000 1,092
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
6.00%, 07/26/2025
(f),(g),(h),(i)
15,000 16,382
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(a),(f),(g),(h)
33,900 46,443
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(f),(h)
7,800 10,686
3 Month USD LIBOR + 1.46%
7.50%, 04/02/2022
(f),(g),(h),(i)
17,700 18,474
USD Swap Semi-Annual 5 Year + 6.30%
7.50%, 04/02/2022
(f),(h),(i)
23,500 24,528
USD Swap Semi-Annual 5 Year + 6.30%
7.75%, 04/02/2023
(a),(f),(g),(h),(i)
25,000 27,266
USD Swap Semi-Annual 5 Year + 5.72%
State Street Corp
3.78%, 09/15/2021
(f)
1,334 1,335
3 Month USD LIBOR + 3.60%
SVB Financial Group
4.00%, 05/15/2026
(f),(h)
18,700 18,990
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.10%, 02/15/2031
(f),(h)
12,350 12,335
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.06%
Svenska Handelsbanken AB
4.38%, 03/01/2027
(f),(h),(i)
16,400 17,147
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%
6.25%, 03/01/2024
(f),(h),(i)
13,800 15,173
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.69%
Swedbank AB
6.00%, 03/17/2022
(f),(h),(i)
5,200 5,363
USD Swap Semi-Annual 5 Year + 4.11%
Truist Bank
0.83%, 05/15/2027 10,900 10,601
3 Month USD LIBOR + 0.67%
0.83%, 03/15/2028 9,022 8,787
3 Month USD LIBOR + 0.65%
1.18%, 04/01/2027 7,000 6,836
3 Month USD LIBOR + 0.98%
Truist Financial Corp
4.80%, 09/01/2024
(f),(h)
99,300 105,630
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(f),(h)
43,690 47,535
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
UBS Group AG
3.88%, 06/02/2026
(f),(g),(h),(i),(j)
20,000 19,974
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.38%, 02/10/2031
(f),(g),(h),(i)
17,000 16,936
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
6.88%, 08/07/2025
(f),(h),(i)
11,933 13,544
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 01/31/2024
(f),(g),(h),(i)
20,500 22,589
USD Swap Semi-Annual 5 Year + 4.34%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG   (continued)
7.00%, 01/31/2024
(f),(h),(i)
$ 13,900 $ 15,316
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.34%
7.00%, 02/19/2025
(f),(h),(i)
20,700 23,831
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.87%
7.13%, 08/10/2021
(f),(h),(i)
20,426 20,630
USD Swap Semi-Annual (VS 6 Month) 5
Year + 5.88%
UniCredit SpA
8.00%, 06/03/2024
(f),(h),(i)
21,000 23,281
USD Swap Semi-Annual 5 Year + 5.18%
USB Realty Corp
1.33%, 01/15/2022
(f),(g)
1,500 1,178
3 Month USD LIBOR + 1.15%
Wachovia Capital Trust II
0.68%, 01/15/2027 6,345 6,108
3 Month USD LIBOR + 0.50%
Wells Fargo & Co
3.90%, 03/15/2026
(f),(h)
66,100 67,756
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
5.87%, 06/15/2025
(f),(h)
50,300 55,959
3 Month USD LIBOR + 3.99%
7.95%, 11/15/2029 3,700 5,053
$ 4,037,368
Diversified Financial Services - 4 .09%
Ally Financial Inc
4.70%, 05/15/2026
(f),(h)
31,900 32,777
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(f),(h),(j)
8,500 8,574
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
Capital One Financial Corp
3.99%, 09/01/2021
(a),(f)
19,021 19,021
3 Month USD LIBOR + 3.80%
Charles Schwab Corp/The
4.00%, 12/01/2030
(f),(h)
3,291 3,308
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.08%
4.00%, 06/01/2026
(f),(h)
57,100 59,384
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(f),(h)
106,742 118,217
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
7.00%, 02/01/2022
(a),(f),(h)
28,358 29,280
3 Month USD LIBOR + 4.82%
Depository Trust & Clearing Corp/The
3.35%, 06/15/2021
(f),(g)
27,000 27,000
3 Month USD LIBOR + 3.17%
Discover Financial Services
5.50%, 10/30/2027
(f),(h)
5,947 6,363
3 Month USD LIBOR + 3.08%
6.13%, 06/23/2025
(f),(h)
27,160 30,547
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
$ 334,471
Electric - 4 .74%
CMS Energy Corp
3.75%, 12/01/2050
(h)
2,000 2,015
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Dominion Energy Inc
4.65%, 12/15/2024
(f),(h)
$ 118,552 $ 124,924
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
4.88%, 09/16/2024
(f),(h)
94,969 100,810
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(h)
65,695 75,603
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(g),(h)
2,991 3,477
USD Swap Semi-Annual 5 Year + 5.88%
NextEra Energy Capital Holdings Inc
2.27%, 10/01/2066 20,264 18,643
3 Month USD LIBOR + 2.07%
2.31%, 06/15/2067 7,700 7,093
3 Month USD LIBOR + 2.13%
4.80%, 12/01/2077
(h)
2,300 2,566
3 Month USD LIBOR + 2.41%
5.65%, 05/01/2079
(h)
800 919
3 Month USD LIBOR + 3.16%
Southern Co/The
3.75%, 09/15/2051
(h)
21,700 22,043
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(h)
14,700 15,553
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
5.50%, 03/15/2057
(h)
13,080 13,377
3 Month USD LIBOR + 3.63%
$ 387,023
Food - 0 .11%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(f),(g)
8,700 8,700
Gas - 0 .88%
NiSource Inc
5.65%, 06/15/2023
(f),(h)
68,300 71,544
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Hand & Machine Tools - 0 .17%
Stanley Black & Decker Inc
4.00%, 03/15/2060
(h)
12,900 13,730
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
Insurance - 18 .75%
ACE Capital Trust II
9.70%, 04/01/2030 15,505 23,501
Allianz SE
3.50%, 11/17/2025
(f),(g),(h)
27,600 28,307
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
Allstate Corp/The
5.75%, 08/15/2053
(h)
11,754 12,676
3 Month USD LIBOR + 2.94%
6.50%, 05/15/2067
(h)
11,905 15,387
3 Month USD LIBOR + 2.12%
American International Group Inc
5.75%, 04/01/2048
(h)
46,701 52,901
3 Month USD LIBOR + 2.87%
8.18%, 05/15/2068
(h)
29,013 42,436
3 Month USD LIBOR + 4.20%
Aon Corp
8.21%, 01/01/2027 4,750 6,240
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(h)
$ 66,620 $ 75,773
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(h)
34,400 38,743
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(h)
23,390 26,782
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
5.12%, 01/17/2047
(h)
500 569
3 Month USD LIBOR + 3.88%
6.38%, 12/14/2036
(f),(g),(h)
27,793 38,441
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 21,874 33,134
Cloverie PLC for Swiss Reinsurance Co Ltd
4.50%, 09/11/2044
(h)
20,000 21,612
USD Swap Semi-Annual 10 Year + 2.91%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(h)
5,000 5,775
3 Month USD LIBOR + 4.92%
Dai-ichi Life Insurance Co Ltd/The
7.25%, 07/25/2021
(f),(g),(h)
13,250 13,363
3 Month USD LIBOR + 4.56%
Equitable Holdings Inc
4.95%, 09/15/2025
(f),(h)
1,500 1,612
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.74%
Everest Reinsurance Holdings Inc
2.54%, 05/01/2067
(a)
22,020 20,589
3 Month USD LIBOR + 2.39%
Hartford Financial Services Group Inc/The
2.28%, 02/12/2067
(g)
5,685 5,436
3 Month USD LIBOR + 2.13%
Legal & General Group PLC
5.25%, 03/21/2047
(h)
25,404 28,369
USD Swap Semi-Annual 5 Year + 3.69%
Liberty Mutual Group Inc
7.80%, 03/07/2087
(g)
76,240 99,645
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(g)
20,025 30,557
Lincoln National Corp
2.23%, 04/20/2067 43,198 35,854
3 Month USD LIBOR + 2.04%
M&G PLC
6.50%, 10/20/2048
(h)
11,788 13,914
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(g),(h)
9,545 10,762
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Capital Trust IV
7.88%, 12/15/2067
(g)
24,540 33,988
MetLife Inc
3.85%, 09/15/2025
(f),(h)
50,500 52,646
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 20,770 26,506
3 Month USD LIBOR + 2.21%
9.25%, 04/08/2068
(g)
63,475 95,004
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 50,439 85,053
3 Month USD LIBOR + 7.55%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Mitsui Sumitomo Insurance Co Ltd
4.95%, 03/06/2029
(f),(h)
$ 520 $ 588
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 03/06/2029
(f),(g),(h)
1,800 2,034
USD Swap Semi-Annual 5 Year + 3.26%
7.00%, 03/15/2072
(a),(g),(h)
10,700 11,168
3 Month USD LIBOR + 5.90%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,403
Nationwide Financial Services Inc
6.75%, 05/15/2087 79,015 96,398
Nippon Life Insurance Co
2.75%, 01/21/2051
(g),(h)
3,200 3,096
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.75%, 01/21/2051
(h)
3,000 2,903
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
4.70%, 01/20/2046
(g),(h)
5,000 5,527
USD Swap Rate NY 5 Year + 3.75%
5.10%, 10/16/2044
(g),(h)
26,700 29,570
USD Swap Rate NY 5 Year + 3.65%
Prudential Financial Inc
3.70%, 10/01/2050
(h)
11,400 11,827
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
5.20%, 03/15/2044
(h)
3,945 4,237
3 Month USD LIBOR + 3.04%
5.63%, 06/15/2043
(h)
79,130 85,517
3 Month USD LIBOR + 3.92%
5.88%, 09/15/2042
(h)
45,255 47,715
3 Month USD LIBOR + 4.18%
Sompo Japan Insurance Inc
5.33%, 03/28/2073
(a),(g),(h)
60,300 64,370
3 Month USD LIBOR + 4.27%
Sumitomo Life Insurance Co
3.38%, 04/15/2081
(g),(h)
10,300 10,427
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
4.00%, 09/14/2077
(g),(h)
4,700 5,035
3 Month USD LIBOR + 2.99%
6.50%, 09/20/2073
(g),(h)
15,500 17,205
3 Month USD LIBOR + 4.44%
Voya Financial Inc
4.70%, 01/23/2048
(h)
8,055 8,422
3 Month USD LIBOR + 2.08%
5.65%, 05/15/2053
(h)
77,926 82,773
3 Month USD LIBOR + 3.58%
6.13%, 09/15/2023
(a),(f),(h)
11,706 12,642
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(h)
54,000 52,874
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 1,531,306
Oil & Gas - 0 .62%
BP Capital Markets PLC
4.38%, 06/22/2025
(f),(h)
14,600 15,494
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
4.88%, 03/22/2030
(f),(h)
32,562 35,109
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
$ 50,603
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 4 .26%
Enbridge Inc
5.75%, 07/15/2080
(h)
$ 65,201 $ 71,558
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(h)
44,100 47,628
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(h)
31,558 34,281
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(h)
58,300 59,903
3 Month USD LIBOR + 3.03%
5.38%, 02/15/2078
(h)
25,415 25,746
3 Month USD LIBOR + 2.57%
Transcanada Trust
5.30%, 03/15/2077
(h)
6,000 6,330
3 Month USD LIBOR + 3.21%
5.50%, 09/15/2079
(h)
51,000 55,399
Secured Overnight Financing Rate + 4.42%
5.87%, 08/15/2076
(h)
42,281 46,932
3 Month USD LIBOR + 4.64%
$ 347,777
REITs - 0 .99%
Scentre Group Trust 2
4.75%, 09/24/2080
(a),(g),(h)
10,500 11,138
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
4.75%, 09/24/2080
(a),(h)
4,300 4,561
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(g),(h)
61,600 64,988
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 80,687
Sovereign - 0 .38%
CoBank ACB
6.25%, 10/01/2026
(f),(h)
16,400 18,368
3 Month USD LIBOR + 4.66%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(f),(g),(h)
11,800 12,862
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 31,230
Telecommunications - 0 .92%
Vodafone Group PLC
7.00%, 04/04/2079
(h)
62,686 75,429
USD Swap Semi-Annual 5 Year + 4.87%
Transportation - 0 .50%
BNSF Funding Trust I
6.61%, 12/15/2055
(h)
35,709 40,911
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 7,010,779
TOTAL PURCHASED OPTIONS - 0.00% $ 103
Total Investments $ 8,155,853
Other Assets and Liabilities -  0.13% 10,651
TOTAL NET ASSETS - 100.00% $ 8,166,504
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $70,020 or 0.86% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $72,021 or 0.88% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
May 31, 2021 (unaudited)
See accompanying notes.

(e) Non-income producing security
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,699,458 or 20.81% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,919,745 or 23.51% of net assets.
(j) Security purchased on a when-issued basis.
Portfolio Summary  (unaudited)
Sector Percent
Financial 81 .00%
Utilities 7 .09%
Energy 4 .88%
Money Market Funds 2 .38%
Communications 1 .77%
Government 1 .21%
Industrial 0 .67%
Investment Companies 0 .45%
Consumer, Non-cyclical 0 .42%
Purchased Options 0 .00%
Other Assets and Liabilities
0 .13%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2020 Purchases Sales May 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 245,019 $ 2,098,026 $ 2,184,068 $ 158,977
$ 245,019 $ 2,098,026 $ 2,184,068 $ 158,977
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US Long Bond Future;
September 2021
N/A 800 $ 800 $ 173 .00 06/28/2021 $ 27 $ 12 $ (15)
Call - US Long Bond Future;
September 2021
N/A 200 200 $ 157 .00 06/07/2021 91 91 —
Total $ 118 $ 103 $ (15)
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US Long Bond; September 2021 Short 1,000 $ 156,531 $ 286
Total $ 286
Amounts in thousands except contracts.

Glossary to the Schedule of Investments
May 31, 2021 (unaudited)
See accompanying notes.

Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound Sterling
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NZD New Zealand Dollar
PLN Polish Zloty
RUB Russian Ruble
UAH Ukrainian Hryvnia
USD/$ United States Dollar
ZAR South African Rand

May 31, 2021 (unaudited)

Security Valuation. Blue Chip Fund, Bond Market Index Fund, Capital Securities Fund, Diversified Real Asset Fund, Edge MidCap
Fund, Global Multi-Strategy Fund, International Equity Index Fund, International Small Company Fund, Opportunistic Municipal Fund,
Origin Emerging Markets Fund, Small-MidCap Dividend Income Fund, Small-MidCap Growth Fund, and Spectrum Preferred and Capital
Securities Income Fund (known as the “Funds”) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
Certain of the Funds invest in other series of Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depositary receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, senior floating rate interests, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.

May 31, 2021 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as
Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates or available cash. Significant increases in yield to maturity, EBITDA multiples or available cash would have resulted in significantly higher fair value measurements. Significant increases in discount rates would have resulted in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 9,559,405 $ — $ — $ 9,559,405
Investment Companies 69,779 — — 69,779
Total investments in securities $ 9,629,184 $ — $ — $ 9,629,184
Bond Market Index Fund
Bonds* — 274,676 — 274,676
Investment Companies 77,999 — — 77,999
Municipal Bonds* — 4,384 — 4,384
U.S. Government & Government Agency Obligations* — 548,582 — 548,582
Total investments in securities $ 77,999 $ 827,642 $ — $ 905,641
Capital Securities Fund
Bonds* — 950,029 — 950,029
Convertible Preferred Stocks
Financial — 1,406 — 1,406
Investment Companies 44,158 — — 44,158
Preferred Stocks
Communications 1,025 — — 1,025
Energy 3,829 — — 3,829
Financial 12,593 1,940 — 14,533
Government — 6,807 — 6,807
Utilities 850 — — 850
U.S. Government & Government Agency Obligations* — 4,510 — 4,510
Total investments in securities $ 62,455 $ 964,692 $ — $ 1,027,147

May 31, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Real Asset Fund
Bonds* $ — $ 435,861 $ — $ 435,861
Commodity Indexed Structured Notes* — 26,441 — 26,441
Common Stocks
Basic Materials 290,240 160,919 — 451,159
Communications 1,675 2,929 — 4,604
Consumer, Cyclical 24,382 12,633 — 37,015
Consumer, Non-cyclical 62,639 98,267 41 160,947
Diversified 1,074 — — 1,074
Energy 401,516 77,434 — 478,950
Financial 278,411 136,595 — 415,006
Industrial 91,697 193,682 — 285,379
Technology — 2,476 36 2,512
Utilities 223,863 207,766 — 431,629
Investment Companies 124,634 — — 124,634
Preferred Stocks
Industrial 136 159 6 301
Senior Floating Rate Interests* — 317,051 — 317,051
U.S. Government & Government Agency Obligations* — 1,024,059 — 1,024,059
Purchased Options 73 4 — 77
Purchased Interest Rate Swaptions — 2,480 — 2,480
Total investments in securities $ 1,500,340 $ 2,698,756 $ 83 $ 4,199,179
Assets
Commodity Contracts
Futures** 21,264 — — 21,264
Foreign Exchange Contracts
Foreign Currency Contracts — 763 — 763
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 5,381 — 5,381
Futures** 131 — — 131
Liabilities
Commodity Contracts
Futures** (3,330) — — (3.330)
Total Return Swaps — (1,303) — (1,303)
Foreign Exchange Contracts
Foreign Currency Contracts — (763) — (763)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (3,453) — (3,453)
Futures** (8) — — (8)
Interest Rate Swaptions — (3,092) — (3,092)
Written Options (58) — — (58)
Edge MidCap Fund
Common Stocks
Basic Materials 13,300 — — 13,300
Communications 17,296 11,584 — 28,880
Consumer, Cyclical 65,967 — — 65,967
Consumer, Non-cyclical 96,326 — — 96,326
Energy 19,782 — — 19,782
Financial 101,190 — — 101,190
Industrial 129,968 — — 129,968
Technology 81,218 — — 81,218
Utilities 27,502 — — 27,502
Investment Companies 11,049 — — 11,049
Total investments in securities $ 563,598 $ 11,584 $ — $ 575,182
Global Multi-Strategy Fund
Bonds* — 159,877 483 160,360
Common Stocks
Basic Materials 6,989 5,303 — 12,292
Communications 26,547 3,623 — 30,170
Consumer, Cyclical 26,570 9,645 42 36,257
Consumer, Non-cyclical 46,419 11,002 — 57,421
Diversified — 863 — 863
Energy 6,053 1,603 — 7,656

May 31, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund
Financial $ 40,124 $ 7,250 $ 327 $ 47,701
Industrial 25,433 11,647 — 37,080
Technology 35,403 3,143 337 38,883
Utilities 4,117 1,672 — 5,789
Convertible Bonds* — 3,685 — 3,685
Convertible Preferred Stocks
Communications — 308 — 308
Consumer, Cyclical — — 93 93
Consumer, Non-cyclical 344 152 — 496
Energy — 23 2,134 2,157
Financial — 432 234 666
Credit Linked Structured Notes* — 5,870 — 5,870
Investment Companies 108,770 — — 108,770
Preferred Stocks
Basic Materials — 123 — 123
Consumer, Cyclical — 82 — 82
Technology — — — —
Senior Floating Rate Interests* — 990 41 1,031
U.S. Government & Government Agency Obligations* — 5,834 — 5,834
Purchased Options 299 — — 299
Total investments in securities $ 327,068 $ 233,127 $ 3,691 $ 563,886
Short Sales
Common Stocks
Basic Materials (4,437) (1,789) — (6,226)
Communications (3,378) (1,755) — (5,133)
Consumer, Cyclical (12,195) (5,941) — (18,136)
Consumer, Non-cyclical (19,573) (4,482) — (24,055)
Energy (6,514) (816) — (7,330)
Financial (9,929) (4,604) — (14,533)
Industrial (8,582) (8,623) — (17,205)
Technology (9,299) (2,544) — (11,843)
Utilities (7,119) (1,025) — (8,144)
Preferred Stocks
Consumer, Cyclical — (348) — (348)
Total Short Sales $ (81,026) $ (31,927) $ — $ (112,953)
Assets
Credit Contracts
Credit Default Swaps — 68 — 68
Commodity Contracts
Futures** 2,012 — — 2,012
Equity Contracts
Futures** 872 — — 872
Foreign Exchange Contracts
Foreign Currency Contracts — 2,605 — 2,605
Futures** 1 — — 1
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 108 — 108
Futures** 152 — — 152
Total Return Swaps — 156 — 156
Liabilities
Commodity Contracts
Futures** (273) — — (273)
Equity Contracts
Futures** (623) — — (623)
Written Options (174) — — (174)
Total Return Equity Basket Swaps — (173) — (173)
Foreign Exchange Contracts
Foreign Currency Contracts — (2,654) — (2,654)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (172) — (172)
Futures** (403) — — (403)
International Equity Index Fund
Common Stocks
Basic Materials — 85,669 — 85,669
Communications 1,250 65,868 — 67,118

May 31, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Equity Index Fund
Consumer, Cyclical $ 257 $ 163,852 $ — $ 164,109
Consumer, Non-cyclical 1,657 295,632 — 297,289
Diversified — 2,735 — 2,735
Energy — 41,921 — 41,921
Financial 496 245,755 — 246,251
Industrial — 169,178 — 169,178
Technology 1,255 72,523 — 73,778
Utilities — 41,716 — 41,716
Investment Companies 42,706 — — 42,706
Preferred Stocks
Basic Materials — 249 — 249
Consumer, Cyclical — 5,106 — 5,106
Consumer, Non-cyclical — 1,429 — 1,429
Industrial — 906 — 906
Total investments in securities $ 47,621 $ 1,192,539 $ — $ 1,240,160
Assets
Equity Contracts
Futures** 132 — — 132
International Small Company Fund
Common Stocks
Basic Materials 19,266 58,981 — 78,247
Communications — 50,543 — 50,543
Consumer, Cyclical 7,305 153,451 — 160,756
Consumer, Non-cyclical 19,428 130,958 — 150,386
Diversified — 6,932 — 6,932
Energy 19,646 19,106 — 38,752
Financial 17,535 211,616 — 229,151
Industrial 29,509 252,410 — 281,919
Technology 16,654 91,813 — 108,467
Utilities 20,248 8,962 — 29,210
Investment Companies 44,939 — — 44,939
Preferred Stocks
Industrial — 3,785 — 3,785
Total investments in securities $ 194,530 $ 988,557 $ — $ 1,183,087
Opportunistic Municipal Fund
Investment Companies 186 — — 186
Municipal Bonds* — 163,323 269 163,592
Total investments in securities $ 186 $ 163,323 $ 269 $ 163,778
Origin Emerging Markets Fund
Common Stocks
Basic Materials 135,671 222,930 — 358,601
Communications 247,695 404,090 — 651,785
Consumer, Cyclical — 229,954 — 229,954
Consumer, Non-cyclical 23,266 188,028 — 211,294
Energy — 74,436 — 74,436
Financial 71,898 623,707 — 695,605
Industrial — 554,094 — 554,094
Technology 199,042 825,342 — 1,024,384
Utilities — 61,978 — 61,978
Investment Companies 92,548 — — 92,548
Preferred Stocks 56,433 — — 56,433
Total investments in securities $ 826,553 $ 3,184,559 $ — $ 4,011,112
Small- MidCap Dividend Income Fund
Common Stocks* 1,104,211 — — 1,104,211
Investment Companies 28,615 — — 28,615
Total investments in securities $ 1,132,826 $ — $ — $ 1,132,826

May 31, 2021 (unaudited)

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
The Funds' Schedules of Investments as of May 31, 2021 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Small- MidCap Growth Fund
Common Stocks* $ 10,902 $ — $ — $ 10,902
Investment Companies 266 — — 266
Total investments in securities $ 11,168 $ — $ — $ 11,168
Spectrum Preferred and Capital Securities Income Fund
Bonds* — 7,010,779 — 7,010,779
Convertible Preferred Stocks
Financial — 115,447 — 115,447
Investment Companies 230,801 — — 230,801
Preferred Stocks
Communications 69,060 — — 69,060
Consumer, Non-cyclical — 25,584 — 25,584
Energy 55 — — 55
Financial 470,080 45,977 — 516,057
Government — 67,706 — 67,706
Utilities 95,828 24,433 — 120,261
Purchased Options 103 — — 103
Total investments in securities $ 865,927 $ 7,289,926 $ — $ 8,155,853
Assets
Interest Rate Contracts
Futures** 286 — — 286